DIRECTOR EPIC
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Director Epic variable annuity. Please read it carefully.

Director Epic variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income HLS Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2004

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLES                                                                    6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 10
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            10
--------------------------------------------------------------------------------
  The Separate Account                                                       10
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              13
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   13
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           17
--------------------------------------------------------------------------------
  The Hartford's Principal First                                             20
--------------------------------------------------------------------------------
  Death Benefit                                                              21
--------------------------------------------------------------------------------
  Surrenders                                                                 30
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              32
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     35
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            35
--------------------------------------------------------------------------------
  Legal Matters                                                              36
--------------------------------------------------------------------------------
  More Information                                                           37
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   37
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     42
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENTPLANS            43
--------------------------------------------------------------------------------
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     47
--------------------------------------------------------------------------------
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   54
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      55
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, this is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier. When we calculate the MAV 70 Death Benefit, this is the highest Anniversary Value prior to the deceased's 71st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         7%
---------------------------------------------------------
    Third Year                                          7%
---------------------------------------------------------
    Fourth Year                                         6%
---------------------------------------------------------
    Fifth Year                                          5%
---------------------------------------------------------
    Sixth Year                                          4%
---------------------------------------------------------
    Seventh Year                                        3%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

                                          IF YOU CHOOSE  IF YOU CHOOSE
                                           THE ASSET     THE PREMIUM
                                          PROTECTION     PROTECTION
                                          DEATH BENEFIT  DEATH BENEFIT
----------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                        $30            $30
----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  percentage of average daily
  Sub-Account Value)
    Mortality and Expense Risk Charge            1.15%          1.15%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses                                    1.15%          1.15%
----------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of
  average daily Sub-Account Value)
    MAV 70 Death Benefit Charge (4)              0.20%          0.20%
----------------------------------------------------------------------
    MAV/EPB Death Benefit Charge (4)(5)          0.30%          0.30%
----------------------------------------------------------------------
    The Hartford's Principal First
     Charge                                      0.50%          0.50%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses with optional charges (6)          1.95%          1.95%
----------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) You may choose only one optional Death Benefit.

(5) The MAV/EPB Death Benefit is not available for Contracts issued in Washington, New York or Minnesota.

(6) Total Separate Account Annual Expenses with optional charges includes charges for both the MAV/EPB Death Benefit and The Hartford's Principal First, which is the highest combination of optional charges. If you elect the MAV 70 Death Benefit and The Hartford's Principal First, Total Separate Account Annual Expenses with optional charges would be 1.85%.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.44%      1.23%
--------------------------------------------------------------

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                 TOTAL ANNUAL
                                                 FUND OPERATING
                                                  EXPENSES
                                                   (BEFORE        CONTRACTUAL      TOTAL
                                                 CONTRACTUAL FEE      FEE         ANNUAL
                                                 WAIVERS OR       WAIVERS OR       FUND
                           MANAGEMENT  OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES      EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------

Hartford Advisers HLS
  Fund -- Class IA             0.63%     0.04%          0.67%             N/A        0.67%
-------------------------------------------------------------------------------------------
Hartford Bond HLS Fund --
  Class IA                     0.47%     0.03%          0.50%             N/A        0.50%
-------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund
  -- Class IA                  0.64%     0.05%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Disciplined
  Equity HLS Fund --
  Class IA                     0.73%     0.05%          0.78%             N/A        0.78%
-------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund --
  Class IA                     0.65%     0.04%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Equity Income
  HLS Fund -- Class IA         0.83%     0.30%          1.13%             N/A        1.13%
-------------------------------------------------------------------------------------------
Hartford Focus HLS Fund
  -- Class IA                  0.85%     0.05%          0.90%             N/A        0.90%
-------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund -- Class IA         0.77%     0.07%          0.84%             N/A        0.84%
-------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund
  -- Class IA                  0.85%     0.16%          1.01%             N/A        1.01%
-------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund --
  Class IA                     0.85%     0.13%          0.98%             N/A        0.98%
-------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund -- Class IA         0.84%     0.05%          0.89%             N/A        0.89%
-------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund -- Class IA         0.73%     0.07%          0.80%             N/A        0.80%
-------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund --
  Class IA                     0.85%     0.05%          0.90%             N/A        0.90%
-------------------------------------------------------------------------------------------
Hartford Growth HLS Fund
  -- Class IA                  0.83%     0.05%          0.88%             N/A        0.88%
-------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund
  -- Class IA                  0.62%     0.02%          0.64%             N/A        0.64%
-------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund -- Class IA             0.75%     0.03%          0.78%             N/A        0.78%
-------------------------------------------------------------------------------------------
Hartford Index HLS Fund
  -- Class IA                  0.40%     0.04%          0.44%             N/A        0.44%
-------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund -- Class IA         0.85%     0.16%          1.01%             N/A        1.01%
-------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS
  Fund -- Class IA             0.73%     0.10%          0.83%             N/A        0.83%
-------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund
  -- Class IA                  0.85%     0.38%          1.23%             N/A        1.23%
-------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund -- Class IA             0.79%     0.04%          0.83%             N/A        0.83%
-------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund -- Class IA             0.45%     0.04%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund --
  Class IA                     0.45%     0.04%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund -- Class IA         0.64%     0.02%          0.66%             N/A        0.66%
-------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund -- Class IA         0.72%     0.04%          0.76%             N/A        0.76%
-------------------------------------------------------------------------------------------
Hartford Stock HLS Fund
  -- Class IA                  0.46%     0.03%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund --
  Class IA                     0.45%     0.02%          0.47%             N/A        0.47%
-------------------------------------------------------------------------------------------
Hartford Value HLS Fund
  -- Class IA                  0.83%     0.04%          0.87%             N/A        0.87%
-------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund
  -- Class IA                  0.68%     0.03%          0.71%             N/A        0.71%
-------------------------------------------------------------------------------------------

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $ 997
---------------------------------------------------------
3 years                                             $1,705
---------------------------------------------------------
5 years                                             $2,225
---------------------------------------------------------
10 years                                            $3,598
---------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $ 326
---------------------------------------------------------
3 years                                             $1,010
---------------------------------------------------------
5 years                                             $1,716
---------------------------------------------------------
10 years                                            $3,589
---------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $ 334
---------------------------------------------------------
3 years                                             $1,018
---------------------------------------------------------
5 years                                             $1,725
---------------------------------------------------------
10 years                                            $3,598
---------------------------------------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       7%
----------------------------------------------
         3                       7%
----------------------------------------------
         4                       6%
----------------------------------------------
         5                       5%
----------------------------------------------
         6                       4%
----------------------------------------------
         7                       3%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 1.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV 70 DEATH BENEFIT CHARGE -- You may elect the MAV 70 Death Benefit for an additional charge. We call this optional Death Benefit the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit." If you elect the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect the MAV/EPB Death Benefit for an additional charge. We call this optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect one of the optional Death Benefits when you purchase your Contract at an additional charge. We describe the optional Death Benefits in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:
- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            7/17/03        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                       12/01/03       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                    1/09/04       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series, Fortis Aggressive Growth Series, Fortis U.S. Government Securities Series, and Fortis Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND (Closed to Contracts issued on or after May 3, 2004) -- Seek long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND (Closed to Contracts issued on or after May 3, 2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND (Closed to Contracts issued on or after May 3,
2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to Contracts issued on or after May 3, 2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are 6 months or longer.

                                                                              15
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before January 30, 2004. Series IR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

If you purchase your Contract in Alabama, we will accept subsequent Premium Payments only during the first Contract Year. If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first 3 Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

16
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program. If you purchase your Contract in Oregon, we may limit your total number of transfers to 1 transfer every 30 days, submitted in writing.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

                                                                              17
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest value of your total amount in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to the largest of your total previous transfers from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

18
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       7%
----------------------------------------------
         3                       7%
----------------------------------------------
         4                       6%
----------------------------------------------
         5                       5%
----------------------------------------------
         6                       4%
----------------------------------------------
         7                       3%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 5% on that amount, or $500.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or $140.

- Your Contingent Deferred Sales Charge is $640.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

                                                                              19
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.15% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV 70 DEATH BENEFIT CHARGE -- You may elect the MAV 70 Death Benefit for an additional charge. We call this optional Death Benefit the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit." If you elect the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it

20
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  and we will continue to deduct the charge until we begin to make Annuity Payouts.

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect the MAV/EPB Death Benefit for an additional charge. We call this optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, THE ANNUAL MAINTENANCE FEE, AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we recalculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

                                                                              21
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time you make subsequent Premium Payments to your Contract, we also recalculate your Benefit Amount and your Benefit Payment. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payment will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step up" the benefit. If you choose to "step up" the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step up" benefit has been in place, you may choose to "step up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

Each surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both.

You may also elect an optional Death Benefit for an additional charge. There are two optional Death Benefits available under the Contract. You may elect only one optional Death Benefit. The optional Death Benefits are:

- the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit;" and

22
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit."

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD DEATH
BENEFIT
CHOICES                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

Asset           Not available if you elect the Premium Protection Death   This Death Benefit is the greatest of:
Protection      Benefit.                                                  X Contract Value; or
Death Benefit   No extra charge.                                          X Contract Value PLUS 25% of the total Premium Payments
                                                                            excluding any subsequent Premium Payments we receive
                                                                            within 12 months of death or after death. Premium
                                                                            Payments are adjusted for any partial Surrenders; or
                                                                          X Contract Value PLUS 25% of your Maximum Anniversary
                                                                            Value excluding any subsequent Premium Payments we
                                                                            receive within 12 months of death or after death.
                                                                          This Death Benefit cannot exceed the greatest of:
                                                                          X Contract Value; or
                                                                          X Total Premium Payments adjusted for any partial
                                                                            Surrenders; or
                                                                          X Your Maximum Anniversary Value.
----------------------------------------------------------------------------------------------------------------------------------
Premium         Not available if you elect the Asset Protection Death     This Death Benefit is the greater of:
Protection      Benefit.                                                  X Contract Value; or
Death Benefit   No extra charge.                                          X Total Premium Payments you have made to us minus an
                You cannot choose this Death Benefit if either you or       adjustment for any partial Surrenders.
                your Annuitant are 76 years old or older.
----------------------------------------------------------------------------------------------------------------------------------

                                                                              23
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

OPTIONAL DEATH
BENEFITS                                SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

MAV 70 Death    Optional Death Benefit that is available for an           If you elect this Death Benefit, your Death Benefit will
Benefit         additional charge equal to 0.20% of your Contract Value   be the greatest of:
                invested in the Sub-Accounts and is deducted daily.       X The Asset Protection Death Benefit described above;
                Only available upon purchase.                             X The total Premium Payments you have made to us
                You cannot choose this Death Benefit by itself.             adjusted for any partial Surrenders; or
                You cannot choose this Death Benefit if you elect the     X Your Maximum Anniversary Value.
                MAV/EPB Death Benefit.
                You cannot choose this Death Benefit if you or your
                Annuitant are 71 years old or older.
----------------------------------------------------------------------------------------------------------------------------------

MAV/EPB Death   Optional Death Benefit that is available for an           If you elect this Death Benefit with the Asset
Benefit         additional annual charge equal to 0.30% of your Contract  Protection Death Benefit, your Death Benefit will be the
                Value invested in the Sub-Accounts and is deducted        greatest of:
                daily.                                                    X The Asset Protection Death Benefit described above;
                Only available upon purchase.                             X The total Premium Payments you have made to us
                You cannot choose this Death Benefit by itself.             adjusted for any partial Surrenders;
                You cannot choose this Death Benefit if you elect the     X Your Maximum Anniversary Value; or
                MAV 70 Death Benefit.                                     X The Earnings Protection Benefit.
                You cannot choose this Death Benefit if you or your       If you elect this Death Benefit with the Premium
                Annuitant are 76 years old or older.                      Protection Death Benefit, your Death Benefit will be the
                                                                          greatest of:
                                                                          X The Premium Protection Death Benefit described above;
                                                                          X Your Maximum Anniversary Value; or
                                                                          X The Earnings Protection Benefit.
----------------------------------------------------------------------------------------------------------------------------------

24
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding    Based on the assumptions above, here is how we would do the
the greatest of these three values:                           actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value or                                           Contract Value equals $115,000.
--------------------------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of the total Premium Payments       $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
  excluding any subsequent Premium Payments we receive
  within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of your Maximum Anniversary Value   $115,000 + [25% ($150,000)] = $152,500.
  excluding any subsequent Premium Payments we receive
  within 12 months of death or after death.
--------------------------------------------------------------------------------------------------------------------------
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH
BENEFIT MAXIMUM.
--------------------------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed the          Based on the assumptions above, here is the calculation of
greatest of:                                                  the Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value;                                             - Contract Value is $115,000,
--------------------------------------------------------------------------------------------------------------------------
X total Premium Payments you have made to us, adjusted for    - total Premium Payments you have made to us minus an
  any partial Surrenders; or                                    adjustment for any partial Surrenders [$100,000 -
                                                                $8,000 = $92,000], or
--------------------------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value.                             - Your Maximum Anniversary Value is $150,000.
--------------------------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
--------------------------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. When we calculate the MAV 70 Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 71st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

                                                                              25
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding  Based on the assumptions above, here is how we would do the
the greater of these two values:                              actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value; or                                          $115,000
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus an         $100,000 - $8,000 = $92,000
  adjustment for any partial Surrenders.
--------------------------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
--------------------------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

OPTIONAL DEATH BENEFITS

You may also elect an optional Death Benefit for an additional charge. There are two optional Death Benefits available under the Contract. You may elect only one optional Death Benefit. The optional Death Benefits are:

- the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit;" and

- the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit."

MAV 70 DEATH BENEFIT

The MAV 70 Death Benefit may not currently be available in your state. You cannot elect the MAV 70 Death Benefit if you or your Annuitant are age 71 or older. Once you elect the MAV 70 Death Benefit, you cannot cancel it.

You can only elect the MAV 70 Death Benefit at the time that you purchase your Contract. You cannot elect the MAV 70 Death Benefit if you elect the MAV/EPB Death Benefit.

If you elect the MAV 70 Death Benefit when you purchase your Contract, the Death Benefit will be the greatest of the following three values:

- the Asset Protection Death Benefit;

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value.

If your Contract has the MAV 70 Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, the death benefit will depend on the age of the new Contract Owner.

X If the new Contract Owner was older than 70 but younger than 76 years old at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit and the Premium Protection Death Benefit will remain in force under the Contract.

X If the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit will remain in force under the Contract.

26
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In either case, we will continue to deduct the charge for the MAV 70 Death Benefit until we begin to make Annuity Payouts.
HERE IS AN EXAMPLE OF HOW THE MAV 70 DEATH BENEFIT WORKS.

Assume that:

-  You made a single Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

- On the day we calculate the Death Benefit, your Maximum Anniversary Value was $150,000.
Based on the assumptions above, this table shows how we would do the calculations:

MAV 70 DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit (see Example above);           $150,000
--------------------------------------------------------------------------------------------------------------------------
The total Premium Payments you have made to us minus an       $100,000 - $8,000 = $92,000
adjustment for any partial Surrenders; or
--------------------------------------------------------------------------------------------------------------------------
Your Maximum Anniversary Value.                               $150,000
--------------------------------------------------------------------------------------------------------------------------
Death Benefit Amount                                          Because the Maximum Anniversary Value was the greatest of
                                                              the three values compared, the Death Benefit is $150,000
--------------------------------------------------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.
The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington, New York or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract. You cannot elect the MAV/EPB Death Benefit if you elect the MAV 70 Death Benefit.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

   MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH        MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
                          BENEFIT                                                       BENEFIT
--------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset           The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:       Protection Death Benefit or the following two values:
--------------------------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us minus an     - Your Maximum Anniversary Value; or
  adjustment for any partial Surrenders;
--------------------------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value; or                          - The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------

                                                                              27
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, and the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-  You made a single Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

28
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT      MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
--------------------------------------------------------------  --------------------------------------------------------------
Asset Protection Death Benefit  $150,000                        Premium Protection Death        $115,000
(see Example above)                                             Benefit (see Example above)
--------------------------------------------------------------  --------------------------------------------------------------
The total Premium Payments you  $100,000 - $8,000 = $92,000     Your Maximum Anniversary        $150,000
have made to us minus an                                        Value; or
adjustment for any partial
Surrenders;
--------------------------------------------------------------  --------------------------------------------------------------

Your Maximum Anniversary        $150,000                        The Earnings Protection         Contract Value minus Contract
Value; or                                                       Benefit                         Value on the date you
                                                                                                purchased your Contract
                                                                                                [$115,000 - $100,000 =
                                                                                                $15,000]
                                                                                                40% of Contract gain plus
                                                                                                Contract Value [$15,000 x 40%
                                                                                                = $6,000] + $115,000 =
                                                                                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------

The Earnings Protection         Contract Value minus Contract   Death Benefit Amount            Because the Maximum
Benefit                         Value on the date you                                           Anniversary Value was the
                                purchased your Contract                                         greatest of the three values
                                [$115,000 - $100,000 =                                          compared, the Death Benefit is
                                $15,000]                                                        $150,000
                                40% of Contract gain plus
                                Contract Value [$15,000 X 40%
                                = $6,000] + $115,000 =
                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------
Death Benefit Amount            Because the Maximum
                                Anniversary Value was the
                                greatest of the four values
                                compared, the Death Benefit is
                                $150,000
--------------------------------------------------------------  --------------------------------------------------------------

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

                                                                              29
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects either the MAV 70 Death Benefit or the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the optional Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

30
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge

                                                                              31
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

32
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the

                                                                              33
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

34
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

                                                                              35
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are Registered Representatives of Broker-

36
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a Registered Representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and Registered Representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

                                                                              37
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We

38
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the

                                                                              39
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

THE ADDITION OF A RIDER TO THE CONTRACT COULD CAUSE IT TO BE CONSIDERED NEWLY ISSUED OR ENTERED INTO, FOR TAX PURPOSES, AND THUS COULD RESULT IN THE LOSS OF CERTAIN GRANDFATHERING WITH RESPECT TO THE CONTRACT. PLEASE CONTACT YOUR TAX ADVISER FOR MORE INFORMATION.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

40
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Services issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract

                                                                              41
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

42
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION                                    2
--------------------------------------------------------
    Safekeeping of Assets                              2
--------------------------------------------------------
    Experts                                            2
--------------------------------------------------------
    Non-Participating                                  2
--------------------------------------------------------
    Misstatement of Age or Sex                         2
--------------------------------------------------------
    Principal Underwriter                              2
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION                        2
--------------------------------------------------------
    Total Return for all Sub-Accounts                  2
--------------------------------------------------------
    Yield for Sub-Accounts                             3
--------------------------------------------------------
    Money Market Sub-Accounts                          3
--------------------------------------------------------
    Additional Materials                               3
--------------------------------------------------------
    Performance Comparisons                            4
--------------------------------------------------------
ACCUMULATION UNIT VALUES                               5
--------------------------------------------------------
FINANCIAL STATEMENTS                                SA-1
--------------------------------------------------------

                                                                              43
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

Certain other exceptions also are available.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [117,403 + 25% ($117,403
  - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN
Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP
To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT
In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                              51
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

52
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                              53
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MAV 70 DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV 70 Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of Premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

DEATH BENEFIT AMOUNT

In this situation the Death Benefit amount is the Asset Protection Death Benefit amount of $117,403, which is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV 70 Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your partial Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium is $10,000. Maximum Anniversary Value adjusted for dollar for dollar partial Surrenders is $130,000. Remaining partial Surrender is $50,000; this amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before partial Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000.
THE RESULT IS AN ADJUSTED MAXIMUM ANNIVERSARY VALUE OF $83,571.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $120,000 (See Example 2 under Asset Protection Death Benefit for details of this calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $57,857 (See Example 2 under Asset Protection Death Benefit for details of this calculation.)

DEATH BENEFIT AMOUNT

In this situation, the Death Benefit amount is the Asset Protection Death Benefit amount of $120,000, which is the greatest of the three values compared.

54
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              55
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all available optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.960(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.003
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      13,720
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   4.169(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   4.348
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,239
-----------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.367(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.393
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       8,150
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   2.905(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   2.956
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,990
-----------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.310(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.425
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      12,314
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   7.785(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   8.463
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,856
-----------------------------------------------------------------

56
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.884(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.934
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,573
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.063(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.122
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,000
-----------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.093(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.179
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       8,686
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   2.586(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   2.787
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,412
-----------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.000(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.074
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          85
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.000(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.073
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           5
-----------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.922(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.975
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         141
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.909(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.961
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         274
-----------------------------------------------------------------

                                                                              57
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.007(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.046
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         474
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.578(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.639
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         295
-----------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.695(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.787
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          93
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.685(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.776
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         222
-----------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.928(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.984
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         111
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.915(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.969
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         204
-----------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.474(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.595
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,075
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.448(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.564
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         897
-----------------------------------------------------------------

58
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.986(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.047
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,021
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.458(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.547
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         893
-----------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.456(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.460
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,301
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.448(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.451
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,108
-----------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.107(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.128
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         918
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.097(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.116
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         601
-----------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.056(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.093
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,344
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.046(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.082
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         909
-----------------------------------------------------------------

                                                                              59
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.124(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.161
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,769
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.156(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.192
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,945
-----------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.822(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.864
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,597
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   3.945(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   4.141
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         534
-----------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.989(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.045
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         552
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.976(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.029
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         501
-----------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.776(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.845
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         988
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.436(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.562
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         411
-----------------------------------------------------------------

60
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.266(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.330
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         383
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.249(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.310
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         172
-----------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.131(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.208
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,097
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.116(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.191
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,206
-----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.089(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.088
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         595
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.879(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.875
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         216
-----------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.253(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.264
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         889
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   2.701(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   2.722
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         449
-----------------------------------------------------------------

                                                                              61
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.055(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.083
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,539
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.045(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.072
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,117
-----------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.023(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.050
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,485
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.652(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.694
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         699
-----------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.803(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.850
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       7,099
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   4.965(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   5.252
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         728
-----------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.074(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.083
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,855
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.064(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.072
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,997
-----------------------------------------------------------------

62
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.917(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.973
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,295
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.905(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.959
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         815
-----------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.036(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.119
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         472
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.026(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.107
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         183
-----------------------------------------------------------------

(a) Inception date November 3, 2003.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I and Series IR of Director Epic variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                    SERIES I AND SERIES IR OF DIRECTOR EPIC

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for
(a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this statement of additional information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $120,624,338; 2002: $118,321,429; and 2001: $122,929,007.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all available optional benefits.


                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.960(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.003
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      13,720
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.958(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.000
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   4.208(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   4.391
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       7,384
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.984(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.027
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     110,076
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.979(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.021
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,308
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   4.169(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   4.348
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,239
-----------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.367(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.393
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       8,150
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.364(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.389
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   2.932(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   2.985
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       4,724
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.330(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.354
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      43,030
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.323(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.346
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         241
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   2.905(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   2.956
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,990
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.310(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.425
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      12,314
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.306(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.421
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   7.857(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   8.546
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       4,252
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.392(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.514
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      79,073
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.384(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.505
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         864
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   7.785(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   8.463
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,856
-----------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.884(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.934
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,573
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.882(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.931
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.073(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.133
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,171
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.983(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.038
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       9,901
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.978(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.032
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.063(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.122
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,000
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.093(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.179
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       8,686
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.090(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.176
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   2.610(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   2.814
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       5,496
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.058(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.141
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      51,870
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.052(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.134
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         274
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   2.586(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   2.787
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,412
-----------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.000(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.074
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          85
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.000(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.074
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.000(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.074
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.000(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.074
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         346
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.000(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.074
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.000(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.073
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           5
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.922(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.975
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         141
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.919(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.973
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.915(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.968
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         690
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.913(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.966
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,197
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.909(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.961
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           4
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.909(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.961
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         274
-----------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.007(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.046
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         474
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.004(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.043
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.593(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.655
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         355
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.041(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.081
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,187
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.035(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.075
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          29
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.578(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.639
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         295
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.695(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.787
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          93
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.693(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.785
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.689(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.781
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         197
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.689(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.780
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         683
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.685(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.776
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.685(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.776
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         222
-----------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.928(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.984
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         111
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.926(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.981
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.921(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.976
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         179
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.920(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.975
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,028
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.915(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.970
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.915(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.969
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         204
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.474(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.595
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,075
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.471(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.590
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.459(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.577
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,614
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.454(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.572
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       5,020
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.446(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.563
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.448(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.564
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         897
-----------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.986(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.047
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,021
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.984(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.044
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.472(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.562
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,500
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.461(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.551
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       5,270
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.453(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.542
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           7
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.458(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.547
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         893
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.456(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.460
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,301
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.455(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.459
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.451(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.455
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,974
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.450(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.454
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       5,315
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.447(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.451
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          11
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.448(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.451
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,108
-----------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.107(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.128
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         918
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.105(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.125
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.102(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.122
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         311
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.101(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.121
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       6,259
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.098(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.118
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         185
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.097(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.116
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         601
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.056(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.093
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,344
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.053(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.090
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.051(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.087
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         498
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.050(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.086
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       5,450
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.047(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.083
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.046(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.082
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         909
-----------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.124(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.161
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,769
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.122(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.158
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.167(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.204
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,070
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.158(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.196
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      14,045
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.152(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.189
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          10
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.156(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.192
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,945
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.822(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.864
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,597
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.820(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.861
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   3.982(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   4.182
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,407
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.877(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.921
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      16,067
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.872(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.916
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           5
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   3.945(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   4.141
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         534
-----------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.989(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.045
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         552
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.987(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.042
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.982(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.036
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         567
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.981(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.035
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,891
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.976(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.029
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.976(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.029
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         501
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.776(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.845
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         988
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.774(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.843
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.449(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.578
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         844
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.811(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.883
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       6,509
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.806(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.877
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          31
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.436(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.562
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         411
-----------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.266(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.330
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         383
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.263(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.326
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.257(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.319
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         190
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.255(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.318
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,342
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.249(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.311
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.249(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.310
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         172
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.131(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.208
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,097
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.128(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.205
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.123(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.199
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       5,092
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.121(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.197
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      15,964
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.116(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.191
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           2
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.116(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.191
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,206
-----------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.089(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.088
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         595
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.087(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.085
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.896(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.894
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,906
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.116(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.115
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      11,246
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.110(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.108
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          61
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.879(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.875
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         216
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.253(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.264
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         889
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.249(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.260
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   2.726(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   2.749
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         939
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.252(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.263
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       8,420
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.245(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.256
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          15
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   2.701(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   2.722
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         449
-----------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.055(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.083
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,539
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.052(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.080
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.050(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.078
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         794
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.049(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.077
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       7,955
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.046(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.073
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.045(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.072
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,117
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.023(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.050
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,485
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.020(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.047
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.667(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.711
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,245
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.176(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.206
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       8,036
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.169(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.199
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          48
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.652(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.694
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         699
-----------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.803(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.850
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       7,099
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.801(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.848
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   5.011(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   5.304
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,899
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.851(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.901
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      42,183
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.846(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.895
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         243
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   4.965(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   5.252
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         728
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.074(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.083
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,855
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.071(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.080
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.069(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.078
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,751
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.068(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.077
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      11,309
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.065(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.074
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.064(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.072
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,997
-----------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.917(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.973
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,295
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.915(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.970
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.910(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.965
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,711
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.909(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.964
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,985
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.905(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.959
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.905(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.959
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         815
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.036(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.119
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         472
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.033(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.116
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.031(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.113
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         149
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.030(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.112
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,168
-----------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.027(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.109
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.026(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.107
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         183
-----------------------------------------------------------------

(a) Inception date November 3, 2003.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company Separate Account Two (the "Account") comprising the American Century VP Capital Appreciation Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. High Yield Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Global Bond Portfolio, AllianceBernstein VP Growth and Income Portfolio, AmSouth Capital Growth Fund, AmSouth Value Fund, AmSouth Select Equity Fund, BB&T Capital Appreciation Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Growth and Income Fund, BB&T Large Company Growth Fund, Calvert Social Balanced Portfolio, Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Special Equity Fund, Evergreen VA High Income Fund, Evergreen VA Growth and Income Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Small Cap Growth Portfolio, First American Technology Portfolio, Fidelity-Registered Trademark- VIP Asset Manager, Fidelity-Registered Trademark-VIP Growth, Fidelity-Registered Trademark- VIP Contrafund, Fidelity-Registered Trademark- VIP Overseas, Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund, Fifth Third Quality Growth Fund, First Horizon Capital Appreciation Portfolio, First Horizon Growth & Income Portfolio, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Index Fund, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Marsico International Opportunities Portfolio, Nations High Yield Bond, Nations International Value Portfolio, Nations Marsico Focused Equities Portfolio, Nations Asset Allocation Portfolio, Nations Capital Growth Portfolio, Nations Marsico Growth Portfolio, Nations Marsico 21st Century Portfolio, Nations Midcap Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP Jennison International Growth Portfolio, Smith Barney Government Fund, Smith Barney Appreciation Fund, Smith Barney Cash Portfolio, UBS Series Trust Tactical Allocation Portfolio, Victory Variable Insurance Diversified Stock Fund, Victory Variable Insurance Small Company Opportunity Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Growth & Income Fund, STI Classic VT Mid-Cap Equity Fund, and STI Classic VT Value Income Stock Fund (collectively the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                           AMERICAN CENTURY
                              VP CAPITAL      AIM V.I. CAPITAL   AIM V.I. HIGH
                           APPRECIATION FUND  APPRECIATION FUND   YIELD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                  --               --
      Class IB...........       --                  --               --
      Other class........        469,818             415,724       1,077,972
                              ==========         ===========      ==========
    Cost:
      Class IA...........       --                  --               --
      Class IB...........       --                  --               --
      Other class........     $5,916,174         $13,170,180      $9,457,840
                              ==========         ===========      ==========
    Market Value:
      Class IA...........       --                  --               --
      Class IB...........       --                  --               --
      Other class........     $3,345,101         $ 8,846,613      $6,435,493
  Due from Hartford Life
   Insurance Company.....        411,952            --               --
  Receivable from fund
   shares sold...........       --                       458             304
  Other assets...........       --                  --               --
                              ----------         -----------      ----------
  Total Assets...........      3,757,053           8,847,071       6,435,797
                              ----------         -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                       457             304
  Payable for fund shares
   purchased.............        411,951            --               --
  Other liabilities......       --                        15              10
                              ----------         -----------      ----------
  Total Liabilities......        411,951                 472             314
                              ----------         -----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $3,345,102         $ 8,846,599      $6,435,483
                              ==========         ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                             ALLIANCE BERNSTEIN  ALLIANCE BERNSTEIN
                           AIM V.I. PREMIER   VPS GLOBAL BOND      VPS GROWTH AND    AMSOUTH CAPITAL  AMSOUTH VALUE  AMSOUTH SELECT
                             EQUITY FUND         PORTFOLIO        INCOME PORTFOLIO     GROWTH FUND        FUND        EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ------------------  ------------------  ---------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --                  --                 --               --             --
      Class IB...........       --                 --                  --                 --               --             --
      Other class........      1,120,934            104,137             157,857          1,239,230       4,686,104      4,562,651
                             ===========         ==========          ==========        ===========     ===========    ===========
    Cost:
      Class IA...........       --                 --                  --                 --               --             --
      Class IB...........       --                 --                  --                 --               --             --
      Other class........    $33,849,680         $1,330,019          $4,713,999        $ 9,870,300     $55,522,061    $44,417,817
                             ===========         ==========          ==========        ===========     ===========    ===========
    Market Value:
      Class IA...........       --                 --                  --                 --               --             --
      Class IB...........       --                 --                  --                 --               --             --
      Other class........    $22,676,498         $1,395,439          $3,412,862        $10,409,533     $56,467,552    $51,603,579
  Due from Hartford Life
   Insurance Company.....       --                 --                  --                   24,045         --              57,388
  Receivable from fund
   shares sold...........            515                 50                 119           --                17,699        --
  Other assets...........             11           --                         3           --                    20        --
                             -----------         ----------          ----------        -----------     -----------    -----------
  Total Assets...........     22,677,024          1,395,489           3,412,984         10,433,578      56,485,271     51,660,967
                             -----------         ----------          ----------        -----------     -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            515                 50                 119           --                17,699        --
  Payable for fund shares
   purchased.............       --                 --                  --                   24,045         --              57,387
  Other liabilities......       --                        3            --                        2         --                  34
                             -----------         ----------          ----------        -----------     -----------    -----------
  Total Liabilities......            515                 53                 119             24,047          17,699         57,421
                             -----------         ----------          ----------        -----------     -----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $22,676,509         $1,395,436          $3,412,865        $10,409,531     $56,467,572    $51,603,546
                             ===========         ==========          ==========        ===========     ===========    ===========


                            BB & T CAPITAL
                           APPRECIATION FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --
      Class IB...........        --
      Other class........         868,621
                              ===========
    Cost:
      Class IA...........        --
      Class IB...........        --
      Other class........     $ 8,824,692
                              ===========
    Market Value:
      Class IA...........        --
      Class IB...........        --
      Other class........     $10,154,181
  Due from Hartford Life
   Insurance Company.....           3,898
  Receivable from fund
   shares sold...........        --
  Other assets...........               4
                              -----------
  Total Assets...........      10,158,083
                              -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............           3,899
  Other liabilities......        --
                              -----------
  Total Liabilities......           3,899
                              -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $10,154,184
                              ===========

(a) Formerly Alliance VP Global Bond Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance VP Growth and Income Portfolio Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            BB & T CAPITAL
                                MANAGER                         BB & T LARGE
                           AGGRESSIVE GROWTH   BB & T GROWTH   COMPANY GROWTH
                                 FUND         AND INCOME FUND       FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --               --
      Class IB...........       --                 --               --
      Other class........        590,104          5,704,257         744,509
                              ==========        ===========      ==========
    Cost:
      Class IA...........       --                 --               --
      Class IB...........       --                 --               --
      Other class........     $5,084,866        $67,128,230      $6,388,232
                              ==========        ===========      ==========
    Market Value:
      Class IA...........       --                 --               --
      Class IB...........       --                 --               --
      Other class........     $5,305,032        $68,451,077      $7,177,070
  Due from Hartford Life
   Insurance Company.....       --                 --                11,250
  Receivable from fund
   shares sold...........            204             22,483         --
  Other assets...........       --                      153               7
                              ----------        -----------      ----------
  Total Assets...........      5,305,236         68,473,713       7,188,327
                              ----------        -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            203             22,483         --
  Payable for fund shares
   purchased.............       --                 --                11,250
  Other liabilities......              2           --               --
                              ----------        -----------      ----------
  Total Liabilities......            205             22,483          11,250
                              ----------        -----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $5,305,031        $68,451,230      $7,177,077
                              ==========        ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                               EVERGREEN VA
                             CALVERT SOCIAL     EVERGREEN VA    EVERGREEN VA  EVERGREEN VA    INTERNATIONAL     EVERGREEN VA
                           BALANCED PORTFOLIO  FOUNDATION FUND      FUND      GROWTH FUND      EQUITY FUND       OMEGA FUND
                              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)    SUB-ACCOUNT
                           ------------------  ---------------  ------------  ------------  ------------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                 --              --            --              --                --
      Class IB...........        --                 --              --            --              --                --
      Other class........       1,971,292           551,417         136,522       906,446        1,438,438          655,282
                               ==========        ==========      ==========   ===========      ===========      ===========
    Cost:
      Class IA...........        --                 --              --            --              --                --
      Class IB...........        --                 --              --            --              --                --
      Other class........      $3,386,228        $7,822,439      $1,915,586   $10,110,501      $15,738,940      $12,828,509
                               ==========        ==========      ==========   ===========      ===========      ===========
    Market Value:
      Class IA...........        --                 --              --            --              --                --
      Class IB...........        --                 --              --            --              --                --
      Other class........      $3,465,531        $7,190,481      $1,639,632   $10,986,125      $15,405,672      $ 9,901,304
  Due from Hartford Life
   Insurance Company.....        --                 --              --            --              --                --
  Receivable from fund
   shares sold...........             400               266              58           527              565              503
  Other assets...........               2                 2         --                  3                6          --
                               ----------        ----------      ----------   -----------      -----------      -----------
  Total Assets...........       3,465,933         7,190,749       1,639,690    10,986,655       15,406,243        9,901,807
                               ----------        ----------      ----------   -----------      -----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             400               266              58           527              565              502
  Payable for fund shares
   purchased.............        --                 --              --            --              --                --
  Other liabilities......        --                 --                    5             5         --                      5
                               ----------        ----------      ----------   -----------      -----------      -----------
  Total Liabilities......             400               266              63           532              565              507
                               ----------        ----------      ----------   -----------      -----------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $3,465,533        $7,190,483      $1,639,627   $10,986,123      $15,405,678      $ 9,901,300
                               ==========        ==========      ==========   ===========      ===========      ===========

                              EVERGREEN VA
                             SPECIAL VALUES
                                  FUND
                            SUB-ACCOUNT (D)
                           ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --
      Class IB...........        --
      Other class........         328,864
                               ==========
    Cost:
      Class IA...........        --
      Class IB...........        --
      Other class........      $4,016,746
                               ==========
    Market Value:
      Class IA...........        --
      Class IB...........        --
      Other class........      $4,531,748
  Due from Hartford Life
   Insurance Company.....           1,526
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                               ----------
  Total Assets...........       4,533,274
                               ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............           1,526
  Other liabilities......        --
                               ----------
  Total Liabilities......           1,526
                               ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $4,531,748
                               ==========

(c) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(d) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            EVERGREEN VA                        EVERGREEN VA
                           SPECIAL EQUITY  EVERGREEN VA HIGH  GROWTH AND INCOME
                                FUND          INCOME FUND           FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (E)
                           --------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --              --                  --
      Class IB...........       --              --                  --
      Other class........       222,507          21,660            1,085,526
                             ==========        ========          ===========
    Cost:
      Class IA...........       --              --                  --
      Class IB...........       --              --                  --
      Other class........    $2,300,295        $223,155          $15,947,266
                             ==========        ========          ===========
    Market Value:
      Class IA...........       --              --                  --
      Class IB...........       --              --                  --
      Other class........    $2,400,854        $226,347          $16,651,976
  Due from Hartford Life
   Insurance Company.....        88,973         --                  --
  Receivable from fund
   shares sold...........       --                    9                  591
  Other assets...........       --              --                  --
                             ----------        --------          -----------
  Total Assets...........     2,489,827         226,356           16,652,567
                             ----------        --------          -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                    8                  591
  Payable for fund shares
   purchased.............        88,972         --                  --
  Other liabilities......       --              --                        20
                             ----------        --------          -----------
  Total Liabilities......        88,972               8                  611
                             ----------        --------          -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,400,855        $226,348          $16,651,956
                             ==========        ========          ===========

(e) Effective December 5, 2003, Evergreen VA Capital Growth Fund Sub-Account merged with Evergreen VA Growth and Income Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN
                           INTERNATIONAL   LARGE CAP GROWTH  SMALL CAP GROWTH    TECHNOLOGY
                             PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ----------------  ----------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         418              504             4,083            1,056
      Class IB...........      --              --                --                --
      Other class........      --              --                --                --
                               ======           ======           =======           ======
    Cost:
      Class IA...........      $2,817           $3,108           $34,426           $3,279
      Class IB...........      --              --                --                --
      Other class........      --              --                --                --
                               ======           ======           =======           ======
    Market Value:
      Class IA...........      $2,776           $2,500           $38,874           $2,629
      Class IB...........      --              --                --                --
      Other class........      --              --                --                --
  Due from Hartford Life
   Insurance Company.....      --              --                --                --
  Receivable from fund
   shares sold...........      --              --                --                --
  Other assets...........      --              --                --                --
                               ------           ------           -------           ------
  Total Assets...........       2,776            2,500            38,874            2,629
                               ------           ------           -------           ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           3                2                43                3
  Payable for fund shares
   purchased.............      --              --                --                --
  Other liabilities......      --              --                      2           --
                               ------           ------           -------           ------
  Total Liabilities......           3                2                45                3
                               ------           ------           -------           ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $2,773           $2,498           $38,829           $2,626
                               ======           ======           =======           ======


                           FIDELITY-REGISTERED TRADEMARK- VIP ASSET  FIDELITY-REGISTERED TRADEMARK- VIP
                                           MANAGER                                 GROWTH
                                         SUB-ACCOUNT                            SUB-ACCOUNT
                           ----------------------------------------  ----------------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........             --                                       --
      Class IB...........             --                                       --
      Other class........                    355,041                                641,804
                                          ==========                            ===========
    Cost:
      Class IA...........             --                                       --
      Class IB...........             --                                       --
      Other class........                 $5,680,554                            $24,103,163
                                          ==========                            ===========
    Market Value:
      Class IA...........             --                                       --
      Class IB...........             --                                       --
      Other class........                 $5,133,900                            $19,921,611
  Due from Hartford Life
   Insurance Company.....             --                                       --
  Receivable from fund
   shares sold...........                      2,084                                 12,486
  Other assets...........             --                                                 20
                                          ----------                            -----------
  Total Assets...........                  5,135,984                             19,934,117
                                          ----------                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                      2,084                                 12,487
  Payable for fund shares
   purchased.............             --                                       --
  Other liabilities......                          3                           --
                                          ----------                            -----------
  Total Liabilities......                      2,087                                 12,487
                                          ----------                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........                 $5,133,897                            $19,921,630
                                          ==========                            ===========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                       CONTRAFUND
                                      SUB-ACCOUNT
                           ----------------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........            --
      Class IB...........            --
      Other class........                 873,821
                                      ===========
    Cost:
      Class IA...........            --
      Class IB...........            --
      Other class........             $15,709,231
                                      ===========
    Market Value:
      Class IA...........            --
      Class IB...........            --
      Other class........             $20,211,485
  Due from Hartford Life
   Insurance Company.....            --
  Receivable from fund
   shares sold...........                  17,128
  Other assets...........            --
                                      -----------
  Total Assets...........              20,228,613
                                      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                  17,128
  Payable for fund shares
   purchased.............            --
  Other liabilities......                      20
                                      -----------
  Total Liabilities......                  17,148
                                      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........             $20,211,465
                                      ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                                                     FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP     FIFTH THIRD     DISCIPLINED VALUE
                                        OVERSEAS               BALANCED VIP FUND      VIP FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........            --                             --                 --
      Class IB...........            --                             --                 --
      Other class........                 263,146                     94,208            379,053
                                       ==========                 ==========         ==========
    Cost:
      Class IA...........            --                             --                 --
      Class IB...........            --                             --                 --
      Other class........              $5,282,872                 $1,018,112         $4,445,307
                                       ==========                 ==========         ==========
    Market Value:
      Class IA...........            --                             --                 --
      Class IB...........            --                             --                 --
      Other class........              $4,102,443                 $1,104,114         $5,056,571
  Due from Hartford Life
   Insurance Company.....            --                             --                      523
  Receivable from fund
   shares sold...........                   8,162                         46           --
  Other assets...........            --                             --                 --
                                       ----------                 ----------         ----------
  Total Assets...........               4,110,605                  1,104,160          5,057,094
                                       ----------                 ----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                   8,162                         46           --
  Payable for fund shares
   purchased.............            --                             --                      523
  Other liabilities......            --                             --                        4
                                       ----------                 ----------         ----------
  Total Liabilities......                   8,162                         46                527
                                       ----------                 ----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........              $4,102,443                 $1,104,114         $5,056,567
                                       ==========                 ==========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                 FIRST HORIZON
                                                                    CAPITAL       FIRST HORIZON
                           FIFTH THIRD MID  FIFTH THIRD QUALITY  APPRECIATION    GROWTH & INCOME    HARTFORD ADVISERS
                            CAP VIP FUND      GROWTH VIP FUND      PORTFOLIO        PORTFOLIO           HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  -------------------  -------------  ------------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                 --               --                157,293,716
      Class IB...........       --                --                 --               --                 14,173,220
      Other class........       374,564          1,031,463           137,815           929,922            --
                             ==========         ==========        ==========        ==========       ==============
    Cost:
      Class IA...........       --                --                 --               --             $2,782,586,571
      Class IB...........       --                --                 --               --                361,391,149
      Other class........    $4,698,419         $7,217,822        $1,452,219        $7,967,076            --
                             ==========         ==========        ==========        ==========       ==============
    Market Value:
      Class IA...........       --                --                 --               --             $3,566,155,440
      Class IB...........       --                --                 --               --                323,256,344
      Other class........    $5,326,296         $7,787,546        $1,739,223        $8,843,562            --
  Due from Hartford Life
   Insurance Company.....         1,120                547           --               --                  --
  Receivable from fund
   shares sold...........       --                --                  17,252             5,702              419,624
  Other assets...........       --                --                       2                20                1,569
                             ----------         ----------        ----------        ----------       --------------
  Total Assets...........     5,327,416          7,788,093         1,756,477         8,849,284        3,889,832,977
                             ----------         ----------        ----------        ----------       --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --                  17,252             5,702              419,625
  Payable for fund shares
   purchased.............         1,120                547           --               --                  --
  Other liabilities......             4                 17           --               --                  --
                             ----------         ----------        ----------        ----------       --------------
  Total Liabilities......         1,124                564            17,252             5,702              419,625
                             ----------         ----------        ----------        ----------       --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $5,326,292         $7,787,529        $1,739,225        $8,843,582       $3,889,413,352
                             ==========         ==========        ==========        ==========       ==============


                                          HARTFORD CAPITAL
                           HARTFORD BOND  APPRECIATION HLS
                             HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    64,447,253        64,607,995
      Class IB...........    16,392,007         7,530,772
      Other class........       --              --
                           ============    ==============
    Cost:
      Class IA...........  $707,935,356    $2,365,825,200
      Class IB...........   189,876,636       322,581,082
      Other class........       --              --
                           ============    ==============
    Market Value:
      Class IA...........  $793,806,742    $2,901,396,400
      Class IB...........   200,685,959       337,093,546
      Other class........       --              --
  Due from Hartford Life
   Insurance Company.....       803,865           150,545
  Receivable from fund
   shares sold...........       --              --
  Other assets...........             2         --
                           ------------    --------------
  Total Assets...........   995,296,568     3,238,640,491
                           ------------    --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --
  Payable for fund shares
   purchased.............       803,865           150,545
  Other liabilities......           343               955
                           ------------    --------------
  Total Liabilities......       804,208           151,500
                           ------------    --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $994,492,360    $3,238,488,991
                           ============    ==============

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           HARTFORD DIVIDEND
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL
                                 FUND            HLS FUND     ADVISERS HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       60,533,650       1,451,351         7,456,963
      Class IB...........       10,679,585         513,049           648,311
      Other class........        --                --               --
                            ==============     ===========       ===========
    Cost:
      Class IA...........   $  989,707,856     $13,722,330       $84,742,797
      Class IB...........      186,292,462       4,468,254         6,676,063
      Other class........        --                --               --
                            ==============     ===========       ===========
    Market Value:
      Class IA...........   $1,136,050,272     $14,369,235       $82,873,859
      Class IB...........      199,948,064       5,058,205         7,168,350
      Other class........        --                --               --
  Due from Hartford Life
   Insurance Company.....          997,408           2,274            13,469
  Receivable from fund
   shares sold...........        --                --               --
  Other assets...........              742               4                49
                            --------------     -----------       -----------
  Total Assets...........    1,336,996,486      19,429,718        90,055,727
                            --------------     -----------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --               --
  Payable for fund shares
   purchased.............          997,408           2,275            13,469
  Other liabilities......        --                --               --
                            --------------     -----------       -----------
  Total Liabilities......          997,408           2,275            13,469
                            --------------     -----------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $1,335,999,078     $19,427,443       $90,042,258
                            ==============     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           HARTFORD GLOBAL   HARTFORD GLOBAL                                       HARTFORD GLOBAL
                           COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL  HARTFORD GLOBAL   TECHNOLOGY HLS
                              HLS FUND           HLS FUND       HEALTH HLS FUND  LEADERS HLS FUND       FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ------------------  ---------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       998,725            813,765          6,090,251         8,608,647        8,163,321
      Class IB...........       172,366            283,269            985,627         1,238,099        1,409,061
      Other class........       --                --                 --                --               --
                             ==========        ===========       ============      ============      ===========
    Cost:
      Class IA...........    $5,661,365        $ 7,123,280       $ 80,718,535      $148,691,633      $57,901,487
      Class IB...........       984,728          2,433,308         13,117,192        18,069,512        6,994,765
      Other class........       --                --                 --                --               --
                             ==========        ===========       ============      ============      ===========
    Market Value:
      Class IA...........    $7,164,058        $ 7,855,530       $ 94,547,108      $133,665,220      $39,813,422
      Class IB...........     1,232,222          2,728,588         15,208,279        19,147,490        6,822,786
      Other class........       --                --                 --                --               --
  Due from Hartford Life
   Insurance Company.....        24,244              7,477             44,115           264,579         --
  Receivable from fund
   shares sold...........       --                --                 --                --                180,667
  Other assets...........       --                       4                 26          --               --
                             ----------        -----------       ------------      ------------      -----------
  Total Assets...........     8,420,524         10,591,599        109,799,528       153,077,289       46,816,875
                             ----------        -----------       ------------      ------------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --                 --                --                180,667
  Payable for fund shares
   purchased.............        24,244              7,478             44,115           264,579         --
  Other liabilities......             9           --                 --                     173               12
                             ----------        -----------       ------------      ------------      -----------
  Total Liabilities......        24,253              7,478             44,115           264,752          180,679
                             ----------        -----------       ------------      ------------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $8,396,271        $10,584,121       $109,755,413      $152,812,537      $46,636,196
                             ==========        ===========       ============      ============      ===========

                                HARTFORD
                           DISCIPLINED EQUITY  HARTFORD GROWTH
                                HLS FUND          HLS FUND
                            SUB-ACCOUNT (F)      SUB-ACCOUNT
                           ------------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       12,918,844         3,887,419
      Class IB...........        2,201,657         1,514,121
      Other class........        --                 --
                              ============       ===========
    Cost:
      Class IA...........     $155,435,381       $38,945,583
      Class IB...........       23,143,089        14,905,436
      Other class........        --                 --
                              ============       ===========
    Market Value:
      Class IA...........     $144,728,229       $43,389,614
      Class IB...........       24,522,150        16,827,405
      Other class........        --                 --
  Due from Hartford Life
   Insurance Company.....          204,364           295,866
  Receivable from fund
   shares sold...........        --                 --
  Other assets...........        --                       15
                              ------------       -----------
  Total Assets...........      169,454,743        60,512,900
                              ------------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --
  Payable for fund shares
   purchased.............          204,364           295,866
  Other liabilities......              238          --
                              ------------       -----------
  Total Liabilities......          204,602           295,866
                              ------------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $169,250,141       $60,217,034
                              ============       ===========

(f) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                           HARTFORD GROWTH    HARTFORD
                            OPPORTUNITIES    HIGH YIELD    HARTFORD INDEX
                              HLS FUND        HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      1,252,526      18,097,313      17,560,925
      Class IB...........        369,658       4,743,845       1,101,785
      Other class........       --               --             --
                             ===========    ============    ============
    Cost:
      Class IA...........    $25,194,368    $174,730,707    $360,264,545
      Class IB...........      7,292,899      44,269,947      31,734,519
      Other class........       --               --             --
                             ===========    ============    ============
    Market Value:
      Class IA...........    $29,528,055    $182,026,643    $519,744,339
      Class IB...........      8,679,019      47,349,396      32,487,782
      Other class........       --               --             --
  Due from Hartford Life
   Insurance Company.....       --               417,100        --
  Receivable from fund
   shares sold...........     12,154,069         --                  308
  Other assets...........             44         --             --
                             -----------    ------------    ------------
  Total Assets...........     50,361,187     229,793,139     552,232,429
                             -----------    ------------    ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     12,154,069         --                  308
  Payable for fund shares
   purchased.............       --               417,100        --
  Other liabilities......       --                    21              97
                             -----------    ------------    ------------
  Total Liabilities......     12,154,069         417,121             405
                             -----------    ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $38,207,118    $229,376,018    $552,232,024
                             ===========    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             HARTFORD
                           INTERNATIONAL    HARTFORD       HARTFORD
                              CAPITAL     INTERNATIONAL  INTERNATIONAL    HARTFORD      HARTFORD            HARTFORD
                           APPRECIATION   SMALL COMPANY  OPPORTUNITIES     MIDCAP     MIDCAP VALUE        MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND      HLS FUND            HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (G)(H)(I)
                           -------------  -------------  -------------  ------------  ------------  ------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     2,196,491      1,270,398     22,627,740     19,592,772    16,814,679         413,576,341
      Class IB...........       779,969        261,077      1,478,191        760,330     4,026,471          64,049,402
      Other class........       --             --             --             --            --               --
                            ===========    ===========   ============   ============  ============        ============
    Cost:
      Class IA...........   $19,281,109    $13,864,568   $250,602,620   $367,713,150  $169,417,443        $413,576,341
      Class IB...........     6,746,565      2,853,635     17,725,544     18,256,837    39,589,342          64,049,402
      Other class........       --             --             --             --            --               --
                            ===========    ===========   ============   ============  ============        ============
    Market Value:
      Class IA...........   $22,400,172    $16,026,820   $228,771,626   $482,658,538  $207,924,787        $413,576,341
      Class IB...........     7,920,629      3,279,497     14,920,751     18,624,970    49,592,306          64,049,402
      Other class........       --             --             --             --            --               --
  Due from Hartford Life
   Insurance Company.....       191,546        112,641        203,882        --            --               65,755,537
  Receivable from fund
   shares sold...........       --             --             --             255,152    17,565,205          --
  Other assets...........            54              6             48        --                 25          --
                            -----------    -----------   ------------   ------------  ------------        ------------
  Total Assets...........    30,512,401     19,418,964    243,896,307    501,538,660   275,082,323         543,381,280
                            -----------    -----------   ------------   ------------  ------------        ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --             --             255,152    17,565,205          --
  Payable for fund shares
   purchased.............       191,547        112,641        203,882        --            --               65,755,536
  Other liabilities......       --             --                  24            369       --                      219
                            -----------    -----------   ------------   ------------  ------------        ------------
  Total Liabilities......       191,547        112,641        203,906        255,521    17,565,205          65,755,755
                            -----------    -----------   ------------   ------------  ------------        ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $30,320,854    $19,306,323   $243,692,401   $501,283,139  $257,517,118        $477,625,525
                            ===========    ===========   ============   ============  ============        ============


                               HARTFORD
                               MORTGAGE
                              SECURITIES
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      20,678,982
      Class IB...........       3,127,586
      Other class........        --
                             ============
    Cost:
      Class IA...........    $230,153,197
      Class IB...........      36,770,611
      Other class........        --
                             ============
    Market Value:
      Class IA...........    $244,864,149
      Class IB...........      36,746,795
      Other class........        --
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........         449,899
  Other assets...........        --
                             ------------
  Total Assets...........     282,060,843
                             ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         449,899
  Payable for fund shares
   purchased.............        --
  Other liabilities......              32
                             ------------
  Total Liabilities......         449,931
                             ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $281,610,912
                             ============

(g) Effective December 4, 2003, Armada Advantage Equity Growth Fund Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(h) Effective December 4, 2003, Armada Advantage International Equity Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(i) Effective December 4, 2003, Armada Advantage Mid Cap Growth Fund Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             HARTFORD        HARTFORD
                           SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK
                             HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    16,562,218       2,633,516        39,988,053
      Class IB...........     3,161,161         809,278         2,917,746
      Other class........       --             --                --
                           ============     ===========    ==============
    Cost:
      Class IA...........  $245,016,421     $38,504,526    $1,316,945,773
      Class IB...........    47,682,849      11,712,844       159,411,005
      Other class........       --             --                --
                           ============     ===========    ==============
    Market Value:
      Class IA...........  $239,925,484     $46,225,312    $1,774,180,528
      Class IB...........    45,364,838      14,206,312       129,226,356
      Other class........       --             --                --
  Due from Hartford Life
   Insurance Company.....       --             --                --
  Receivable from fund
   shares sold...........    17,841,870      17,900,856           107,990
  Other assets...........             2              70               740
                           ------------     -----------    --------------
  Total Assets...........   303,132,194      78,332,550     1,903,515,614
                           ------------     -----------    --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....    17,841,871      17,900,856           107,990
  Payable for fund shares
   purchased.............       --             --                --
  Other liabilities......           184        --                --
                           ------------     -----------    --------------
  Total Liabilities......    17,842,055      17,900,856           107,990
                           ------------     -----------    --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $285,290,139     $60,431,694    $1,903,407,624
                           ============     ===========    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                              HARTFORD
                           U.S. GOVERNMENT                  HARTFORD VALUE     HARTFORD      HUNTINGTON    HUNTINGTON VA
                             SECURITIES     HARTFORD VALUE  OPPORTUNITIES   EQUITY INCOME      INCOME     DIVIDEND CAPTURE
                              HLS FUND         HLS FUND        HLS FUND        HLS FUND     EQUITY FUND         FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT(J)  SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------  --------------  ------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     13,535,461       7,190,368       1,159,483         148,260        --             --
      Class IB...........      4,973,370       1,686,887         322,901          14,177        --             --
      Other class........       --               --              --              --           2,014,186       1,441,978
                            ============     ===========     ===========      ==========    ===========     ===========
    Cost:
      Class IA...........   $149,286,825     $63,848,600     $14,881,333      $1,513,704        --             --
      Class IB...........     56,186,924      14,330,425       4,020,363         144,825        --             --
      Other class........       --               --              --              --         $19,097,443     $15,044,932
                            ============     ===========     ===========      ==========    ===========     ===========
    Market Value:
      Class IA...........   $154,706,262     $69,880,278     $17,771,865      $1,593,371        --             --
      Class IB...........     56,642,701      16,346,156       4,929,401         152,280        --             --
      Other class........       --               --              --              --         $20,766,254     $16,640,423
  Due from Hartford Life
   Insurance Company.....         53,030         --              129,008         --              20,389          21,240
  Receivable from fund
   shares sold...........       --                38,924         --               19,195        --             --
  Other assets...........       --                    13         --              --                  15               9
                            ------------     -----------     -----------      ----------    -----------     -----------
  Total Assets...........    211,401,993      86,265,371      22,830,274       1,764,846     20,786,658      16,661,672
                            ------------     -----------     -----------      ----------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                38,924         --               19,196        --             --
  Payable for fund shares
   purchased.............         53,030         --              129,007         --              20,389          21,241
  Other liabilities......             13         --                    5         --             --             --
                            ------------     -----------     -----------      ----------    -----------     -----------
  Total Liabilities......         53,043          38,924         129,012          19,196         20,389          21,241
                            ------------     -----------     -----------      ----------    -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $211,348,950     $86,226,447     $22,701,262      $1,745,650    $20,766,269     $16,640,431
                            ============     ===========     ===========      ==========    ===========     ===========


                           HUNTINGTON VA
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........     1,372,194
                            ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........   $10,735,565
                            ===========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........   $11,622,480
  Due from Hartford Life
   Insurance Company.....        20,266
  Receivable from fund
   shares sold...........       --
  Other assets...........             5
                            -----------
  Total Assets...........    11,642,751
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............        20,267
  Other liabilities......       --
                            -----------
  Total Liabilities......        20,267
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $11,622,484
                            ===========

(j)  From inception October 31, 2003 to December 31, 2003.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA
                           MID CORP AMERICA   NEW ECONOMY   ROTATING INDEX
                                 FUND            FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --              --
      Class IB...........       --               --              --
      Other class........        779,938         207,552         338,615
                              ==========      ==========      ==========
    Cost:
      Class IA...........       --               --              --
      Class IB...........       --               --              --
      Other class........     $8,239,479      $2,182,338      $3,199,246
                              ==========      ==========      ==========
    Market Value:
      Class IA...........       --               --              --
      Class IB...........       --               --              --
      Other class........     $9,788,221      $2,569,492      $3,734,925
  Due from Hartford Life
   Insurance Company.....         13,129           2,666           1,991
  Receivable from fund
   shares sold...........       --               --              --
  Other assets...........       --               --              --
                              ----------      ----------      ----------
  Total Assets...........      9,801,350       2,572,158       3,736,916
                              ----------      ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --              --
  Payable for fund shares
   purchased.............         13,129           2,667           1,990
  Other liabilities......              4         --                    2
                              ----------      ----------      ----------
  Total Liabilities......         13,133           2,667           1,992
                              ----------      ----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $9,788,217      $2,569,491      $3,734,924
                              ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                               MARSICO
                           MERRILL LYNCH   MERRILL LYNCH    INTERNATIONAL                    NATIONS           NATIONS
                           GLOBAL GROWTH  LARGE CAP GROWTH  OPPORTUNITIES  NATIONS HIGH   INTERNATIONAL    MARSICO FOCUSED
                             V.I. FUND       V.I. FUND        PORTFOLIO     YIELD BOND   VALUE PORTFOLIO  EQUITIES PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ----------------  -------------  ------------  ---------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --                 --            --             --                --
      Class IB...........      --             --                 --            --             --                --
      Other class........      11,433          10,117          1,532,893     2,245,241        947,271           6,902,472
                             ========         =======        ===========   ===========     ==========        ============
    Cost:
      Class IA...........      --             --                 --            --             --                --
      Class IB...........      --             --                 --            --             --                --
      Other class........    $116,415         $91,680        $18,457,866   $21,359,217     $8,388,788        $ 99,225,162
                             ========         =======        ===========   ===========     ==========        ============
    Market Value:
      Class IA...........      --             --                 --            --             --                --
      Class IB...........      --             --                 --            --             --                --
      Other class........    $ 97,292         $93,683        $20,786,035   $23,372,953     $9,709,530        $104,641,475
  Due from Hartford Life
   Insurance Company.....      --             --                     997        57,452        --                    2,099
  Receivable from fund
   shares sold...........           4               3            --            --                 347           --
  Other assets...........      --             --                      15       --                   7                  86
                             --------         -------        -----------   -----------     ----------        ------------
  Total Assets...........      97,296          93,686         20,787,047    23,430,405      9,709,884         104,643,660
                             --------         -------        -----------   -----------     ----------        ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           4               3            --            --                 347           --
  Payable for fund shares
   purchased.............      --             --                     997        57,452        --                    2,099
  Other liabilities......      --             --                 --                 12        --                --
                             --------         -------        -----------   -----------     ----------        ------------
  Total Liabilities......           4               3                997        57,464            347               2,099
                             --------         -------        -----------   -----------     ----------        ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $ 97,292         $93,683        $20,786,050   $23,372,941     $9,709,537        $104,641,561
                             ========         =======        ===========   ===========     ==========        ============


                              NATIONS ASSET
                           ALLOCATION PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --
      Class IB...........        --
      Other class........          934,890
                                ==========
    Cost:
      Class IA...........        --
      Class IB...........        --
      Other class........       $8,742,435
                                ==========
    Market Value:
      Class IA...........        --
      Class IB...........        --
      Other class........       $8,862,759
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........              330
  Other assets...........                8
                                ----------
  Total Assets...........        8,863,097
                                ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              330
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                                ----------
  Total Liabilities......              330
                                ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $8,862,767
                                ==========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                --
      Class IB...........       --                --                --
      Other class........      1,224,996         3,817,675          706,590
                             ===========       ===========       ==========
    Cost:
      Class IA...........       --                --                --
      Class IB...........       --                --                --
      Other class........    $11,986,411       $51,856,413       $6,573,035
                             ===========       ===========       ==========
    Market Value:
      Class IA...........       --                --                --
      Class IB...........       --                --                --
      Other class........    $10,743,215       $56,234,357       $6,006,018
  Due from Hartford Life
   Insurance Company.....          2,427          --                  1,783
  Receivable from fund
   shares sold...........       --                     708          --
  Other assets...........       --                --                --
                             -----------       -----------       ----------
  Total Assets...........     10,745,642        56,235,065        6,007,801
                             -----------       -----------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                     707          --
  Payable for fund shares
   purchased.............          2,427          --                  1,783
  Other liabilities......              8                10                8
                             -----------       -----------       ----------
  Total Liabilities......          2,435               717            1,791
                             -----------       -----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $10,743,207       $56,234,348       $6,006,010
                             ===========       ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                            NATIONS MIDCAP     NATIONS SMALL    NATIONS VALUE  JENNISON 20/20
                           GROWTH PORTFOLIO  COMPANY PORTFOLIO    PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  -------------  ---------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --                --            --                 --
      Class IB...........       --                 --                --            --                 --
      Other class........      2,000,662          1,402,354        2,206,198        41,260              82,661
                             ===========        ===========      ===========      ========          ==========
    Cost:
      Class IA...........       --                 --                --            --                 --
      Class IB...........       --                 --                --            --                 --
      Other class........    $13,052,940        $12,039,460      $21,168,994      $436,540          $1,781,869
                             ===========        ===========      ===========      ========          ==========
    Market Value:
      Class IA...........       --                 --                --            --                 --
      Class IB...........       --                 --                --            --                 --
      Other class........    $14,204,697        $13,532,719      $23,187,135      $437,351          $1,360,594
  Due from Hartford Life
   Insurance Company.....          7,749           --                 10,185       --                 --
  Receivable from fund
   shares sold...........       --                      326          --                 18                 144
  Other assets...........             20           --                     25       --                 --
                             -----------        -----------      -----------      --------          ----------
  Total Assets...........     14,212,466         13,533,045       23,197,345       437,369           1,360,738
                             -----------        -----------      -----------      --------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                      326          --                 17                 144
  Payable for fund shares
   purchased.............          7,749           --                 10,185       --                 --
  Other liabilities......       --                        2          --            --                        4
                             -----------        -----------      -----------      --------          ----------
  Total Liabilities......          7,749                328           10,185            17                 148
                             -----------        -----------      -----------      --------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $14,204,717        $13,532,717      $23,187,160      $437,352          $1,360,590
                             ===========        ===========      ===========      ========          ==========

                                               SP JENNISON
                           PRUDENTIAL VALUE   INTERNATIONAL
                              PORTFOLIO      GROWTH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........        30,576            29,043
                               ========          ========
    Cost:
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........      $496,018          $143,910
                               ========          ========
    Market Value:
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........      $531,099          $169,319
  Due from Hartford Life
   Insurance Company.....            70           --
  Receivable from fund
   shares sold...........       --                      8
  Other assets...........       --                --
                               --------          --------
  Total Assets...........       531,169           169,327
                               --------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                      8
  Payable for fund shares
   purchased.............            70           --
  Other liabilities......       --                --
                               --------          --------
  Total Liabilities......            70                 8
                               --------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $531,099          $169,319
                               ========          ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                            SMITH BARNEY      SMITH BARNEY      SMITH BARNEY
                           GOVERNMENT FUND  APPRECIATION FUND  CASH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -----------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                --                --
      Class IB...........      --                --                --
      Other class........       23,420            10,322           249,997
                               =======          ========          ========
    Cost:
      Class IA...........      --                --                --
      Class IB...........      --                --                --
      Other class........      $23,420          $ 62,055          $249,997
                               =======          ========          ========
    Market Value:
      Class IA...........      --                --                --
      Class IB...........      --                --                --
      Other class........      $23,420          $142,337          $249,997
  Due from Hartford Life
   Insurance Company.....      --                --                --
  Receivable from fund
   shares sold...........            1                 4                 7
  Other assets...........            7           --                     68
                               -------          --------          --------
  Total Assets...........       23,428           142,341           250,072
                               -------          --------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            1                 5                 7
  Payable for fund shares
   purchased.............      --                --                --
  Other liabilities......      --                --                --
                               -------          --------          --------
  Total Liabilities......            1                 5                 7
                               -------          --------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $23,427          $142,336          $250,065
                               =======          ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                     VICTORY             VICTORY
                            UBS SERIES TRUST    VARIABLE INSURANCE  VARIABLE INSURANCE     STI CLASSIC      STI CLASSIC
                           TACTICAL ALLOCATION     DIVERSIFIED        SMALL COMPANY        VT CAPITAL       VT GROWTH &
                                PORTFOLIO           STOCK FUND       OPPORTUNITY FUND   APPRECIATION FUND   INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  ------------------  ------------------  -----------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                   --                 --                  --                 --
      Class IB...........        --                   --                 --                  --                 --
      Other class........        1,728,770             207,119             38,244             108,005           164,963
                               ===========          ==========           ========          ==========        ==========
    Cost:
      Class IA...........        --                   --                 --                  --                 --
      Class IB...........        --                   --                 --                  --                 --
      Other class........      $27,706,699          $1,904,377           $419,715          $1,496,552        $1,429,960
                               ===========          ==========           ========          ==========        ==========
    Market Value:
      Class IA...........        --                   --                 --                  --                 --
      Class IB...........        --                   --                 --                  --                 --
      Other class........      $21,229,297          $2,083,613           $526,621          $1,664,361        $1,666,128
  Due from Hartford Life
   Insurance Company.....        --                         33           --                    20,256             3,757
  Receivable from fund
   shares sold...........              761            --                       21            --                 --
  Other assets...........               17            --                 --                         2           --
                               -----------          ----------           --------          ----------        ----------
  Total Assets...........       21,230,075           2,083,646            526,642           1,684,619         1,669,885
                               -----------          ----------           --------          ----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              761            --                       22            --                 --
  Payable for fund shares
   purchased.............        --                         33           --                    20,257             3,758
  Other liabilities......        --                   --                 --                  --                 --
                               -----------          ----------           --------          ----------        ----------
  Total Liabilities......              761                  33                 22              20,257             3,758
                               -----------          ----------           --------          ----------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $21,229,314          $2,083,613           $526,620          $1,664,362        $1,666,127
                               ===========          ==========           ========          ==========        ==========


                           STI CLASSIC  STI CLASSIC VT
                           VT MID-CAP    VALUE INCOME
                           EQUITY FUND    STOCK FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     --             --
      Class IB...........     --             --
      Other class........     60,510         138,243
                            ========      ==========
    Cost:
      Class IA...........     --             --
      Class IB...........     --             --
      Other class........   $523,233      $1,493,922
                            ========      ==========
    Market Value:
      Class IA...........     --             --
      Class IB...........     --             --
      Other class........   $619,018      $1,741,858
  Due from Hartford Life
   Insurance Company.....      3,809          16,685
  Receivable from fund
   shares sold...........     --             --
  Other assets...........     --             --
                            --------      ----------
  Total Assets...........    622,827       1,758,543
                            --------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --             --
  Payable for fund shares
   purchased.............      3,809          16,685
  Other liabilities......     --             --
                            --------      ----------
  Total Liabilities......      3,809          16,685
                            --------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $619,018      $1,741,858
                            ========      ==========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
American Century VP Capital
 Appreciation Fund............     0.70%       452,502   $ 1.118606  $       506,172
American Century VP Capital
 Appreciation Fund............     1.25%     2,612,445     1.084906        2,834,257
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%     7,260,502     0.920414        6,682,667
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.35%         7,699     0.914294            7,040
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.40%     1,367,994     0.913990        1,250,333
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.45%       178,213     0.915049          163,073
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.55%         3,900     0.911698            3,555
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.60%       513,552     0.908633          466,630
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%       102,964     0.906673           93,355
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.75%       188,162     0.906368          170,544
AIM V.I. High Yield Fund --
 Class I......................     1.25%     5,861,434     0.871738        5,109,635
AIM V.I. High Yield Fund --
 Class I......................     1.40%       864,672     0.865683          748,532
AIM V.I. High Yield Fund --
 Class I......................     1.45%       206,808     0.866674          179,235
AIM V.I. High Yield Fund --
 Class I......................     1.55%         5,780     0.863520            4,991
AIM V.I. High Yield Fund --
 Class I......................     1.60%       227,710     0.860642          195,977
AIM V.I. High Yield Fund --
 Class I......................     1.65%           855     0.860337              736
AIM V.I. High Yield Fund --
 Class I......................     1.70%        80,075     0.858771           68,766
AIM V.I. High Yield Fund --
 Class I......................     1.75%       136,169     0.858487          116,899
AIM V.I. High Yield Fund --
 Class I......................     2.00%        12,513     0.856094           10,712
AIM V.I. Premier Equity
 Fund -- Class I..............     1.25%    22,010,952     0.830127       18,271,885
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%        17,873     0.824623           14,738
AIM V.I. Premier Equity
 Fund -- Class I..............     1.40%     3,986,702     0.824344        3,286,414
AIM V.I. Premier Equity
 Fund -- Class I..............     1.45%       834,184     0.825279          688,435
AIM V.I. Premier Equity
 Fund -- Class I..............     1.60%       346,421     0.819533          283,903
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%        39,824     0.817762           32,567
AIM V.I. Premier Equity
 Fund -- Class I..............     1.75%       120,573     0.817486           98,567
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.15%           360     1.205094              434
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.25%       929,634     1.204279        1,119,538
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.40%        45,667     1.195902           54,614
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.45%         6,232     1.162161            7,243
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.50%       103,641     1.158875          120,106
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.60%        68,313     1.157231           79,054
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.80%         3,042     1.153955            3,510
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.85%         9,291     1.177112           10,937
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.15%         9,774     1.088789           10,642
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.25%     2,840,728     1.088057        3,090,874
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.40%        39,810     1.080484           43,014
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.45%        21,042     0.960645           20,214
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.50%        90,107     0.997597           89,890
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.60%       165,416     0.956562          158,231
AmSouth Capital Growth Fund...     1.15%       120,040     0.807308           96,909
AmSouth Capital Growth Fund...     1.25%     3,171,489     0.806768        2,558,655
AmSouth Capital Growth Fund...     1.40%       254,230     0.803552          204,287
AmSouth Capital Growth Fund...     1.45%     2,193,807     0.802473        1,760,471
AmSouth Capital Growth Fund...     1.50%       183,279     0.802209          147,028
AmSouth Capital Growth Fund...     1.60%     1,148,421     0.799272          917,901
AmSouth Capital Growth Fund...     1.65%       294,990     0.798199          235,460
AmSouth Capital Growth Fund...     1.75%     2,364,486     0.797570        1,885,843
AmSouth Capital Growth Fund...     1.80%     2,573,162     0.795013        2,045,697
AmSouth Capital Growth Fund...     1.95%       278,143     0.795314          221,211
AmSouth Capital Growth Fund...     2.00%        64,616     0.792766           51,226

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
AmSouth Capital Growth Fund...     2.05%        31,413   $ 0.792491  $        24,895
AmSouth Capital Growth Fund...     2.10%       155,771     0.791338          123,267
AmSouth Capital Growth Fund...     2.15%       172,779     0.791074          136,681
AmSouth Value Fund............     1.15%        10,635     1.231594           13,099
AmSouth Value Fund............     1.25%    29,152,678     1.230771       35,880,269
AmSouth Value Fund............     1.40%     2,855,845     1.222197        3,490,405
AmSouth Value Fund............     1.45%    10,000,334     0.829707        8,297,347
AmSouth Value Fund............     1.50%       208,696     0.829425          173,098
AmSouth Value Fund............     1.60%     2,523,054     0.825648        2,083,155
AmSouth Value Fund............     1.65%       622,525     0.824856          513,494
AmSouth Value Fund............     1.75%     3,348,306     0.823896        2,758,656
AmSouth Value Fund............     1.80%     3,394,549     0.820847        2,786,406
AmSouth Value Fund............     1.95%       150,000     0.821554          123,233
AmSouth Value Fund............     2.00%        72,286     0.818502           59,167
AmSouth Value Fund............     2.05%        72,871     0.818224           59,625
AmSouth Value Fund............     2.10%        21,937     0.817049           17,924
AmSouth Value Fund............     2.15%       259,183     0.816772          211,694
AmSouth Select Equity Fund....     1.15%       227,217     1.130642          256,901
AmSouth Select Equity Fund....     1.25%    20,383,523     1.129877       23,030,877
AmSouth Select Equity Fund....     1.40%     1,532,718     1.121972        1,719,666
AmSouth Select Equity Fund....     1.45%     6,881,760     1.407862        9,688,568
AmSouth Select Equity Fund....     1.50%       696,836     1.407396          980,724
AmSouth Select Equity Fund....     1.60%     2,755,557     1.401030        3,860,618
AmSouth Select Equity Fund....     1.65%       497,203     1.399678          695,923
AmSouth Select Equity Fund....     1.70%           279     1.399206              390
AmSouth Select Equity Fund....     1.75%     2,200,987     1.398043        3,077,074
AmSouth Select Equity Fund....     1.80%     5,158,181     1.392860        7,184,624
AmSouth Select Equity Fund....     1.95%       127,458     1.394089          177,688
AmSouth Select Equity Fund....     2.00%       288,660     1.388920          400,926
AmSouth Select Equity Fund....     2.05%        35,769     1.388453           49,663
AmSouth Select Equity Fund....     2.10%       138,668     1.386436          192,255
AmSouth Select Equity Fund....     2.15%       207,543     1.385975          287,649
BB & T Capital Appreciation
 Fund.........................     1.15%       801,388     1.137892          911,893
BB & T Capital Appreciation
 Fund.........................     1.25%     3,470,068     1.137130        3,945,919
BB & T Capital Appreciation
 Fund.........................     1.40%       294,827     1.133373          334,149
BB & T Capital Appreciation
 Fund.........................     1.45%       285,046     1.132111          322,704
BB & T Capital Appreciation
 Fund.........................     1.50%     1,289,582     1.131739        1,459,470
BB & T Capital Appreciation
 Fund.........................     1.60%     2,214,705     1.128373        2,499,013
BB & T Capital Appreciation
 Fund.........................     1.70%        22,763     1.284142           29,232
BB & T Capital Appreciation
 Fund.........................     1.75%       186,471     1.125968          209,960
BB & T Capital Appreciation
 Fund.........................     1.80%       371,399     1.125171          417,887
BB & T Capital Appreciation
 Fund.........................     1.95%        21,337     1.122780           23,957
BB & T Capital Manager
 Aggressive Growth Fund.......     1.15%       530,957     0.878589          466,493
BB & T Capital Manager
 Aggressive Growth Fund.......     1.25%     3,076,024     0.878001        2,700,752
BB & T Capital Manager
 Aggressive Growth Fund.......     1.40%        18,344     0.874487           16,041
BB & T Capital Manager
 Aggressive Growth Fund.......     1.45%       456,697     0.873319          398,843
BB & T Capital Manager
 Aggressive Growth Fund.......     1.50%       501,844     0.873033          438,127
BB & T Capital Manager
 Aggressive Growth Fund.......     1.60%       709,773     0.869825          617,379
BB & T Capital Manager
 Aggressive Growth Fund.......     1.70%        15,413     1.249207           19,254
BB & T Capital Manager
 Aggressive Growth Fund.......     1.75%       147,826     0.867984          128,311
BB & T Capital Manager
 Aggressive Growth Fund.......     1.80%       164,013     0.867357          142,258
BB & T Capital Manager
 Aggressive Growth Fund.......     1.95%       430,200     0.865524          372,348

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
BB & T Capital Manager
 Aggressive Growth Fund.......     2.00%         4,201   $ 1.244014  $         5,225
BB & T Growth and Income
 Fund.........................     1.15%       687,732     1.299239          893,528
BB & T Growth and Income
 Fund.........................     1.25%    37,942,573     1.298370       49,263,499
BB & T Growth and Income
 Fund.........................     1.40%     1,519,251     1.289293        1,958,760
BB & T Growth and Income
 Fund.........................     1.45%     1,433,806     1.290808        1,850,768
BB & T Growth and Income
 Fund.........................     1.50%     2,302,997     1.290371        2,971,720
BB & T Growth and Income
 Fund.........................     1.60%     6,960,931     1.281791        8,922,459
BB & T Growth and Income
 Fund.........................     1.65%        12,494     1.264800           15,803
BB & T Growth and Income
 Fund.........................     1.70%       105,280     1.264373          133,113
BB & T Growth and Income
 Fund.........................     1.75%       462,037     1.279078          590,982
BB & T Growth and Income
 Fund.........................     1.80%     1,413,466     1.278149        1,806,620
BB & T Growth and Income
 Fund.........................     1.95%        26,667     1.275432           34,012
BB & T Growth and Income
 Fund.........................     2.00%         2,741     1.259129            3,451
BB & T Growth and Income
 Fund.........................     2.05%         5,176     1.258714            6,515
BB & T Large Company Growth
 Fund.........................     1.15%       456,061     0.938343          427,942
BB & T Large Company Growth
 Fund.........................     1.25%     3,099,095     0.937709        2,906,050
BB & T Large Company Growth
 Fund.........................     1.40%       132,400     0.934614          123,743
BB & T Large Company Growth
 Fund.........................     1.45%       129,508     0.933575          120,905
BB & T Large Company Growth
 Fund.........................     1.50%     1,403,113     0.933264        1,309,475
BB & T Large Company Growth
 Fund.........................     1.60%     1,949,450     0.930478        1,813,920
BB & T Large Company Growth
 Fund.........................     1.70%         8,998     1.244752           11,200
BB & T Large Company Growth
 Fund.........................     1.75%       255,568     0.928515          237,299
BB & T Large Company Growth
 Fund.........................     1.80%       242,215     0.927844          224,738
BB & T Large Company Growth
 Fund.........................     1.95%         1,950     0.925870            1,805
Calvert Social Balanced
 Portfolio -- Class A.........     0.70%        45,254     2.825967          127,885
Calvert Social Balanced
 Portfolio -- Class A.........     1.25%     1,125,942     2.741041        3,086,252
Evergreen VA Foundation
 Fund -- Class 1..............     1.15%        61,542     0.888991           54,710
Evergreen VA Foundation
 Fund -- Class 1..............     1.25%     1,573,498     0.888398        1,397,892
Evergreen VA Foundation
 Fund -- Class 1..............     1.25%     3,693,990     0.845065        3,121,662
Evergreen VA Foundation
 Fund -- Class 1..............     1.40%       154,609     0.841070          130,037
Evergreen VA Foundation
 Fund -- Class 1..............     1.40%       490,685     0.883189          433,368
Evergreen VA Foundation
 Fund -- Class 1..............     1.45%       501,177     0.840144          421,061
Evergreen VA Foundation
 Fund -- Class 1..............     1.45%       503,729     0.876353          441,445
Evergreen VA Foundation
 Fund -- Class 1..............     1.50%       554,112     0.876059          485,435
Evergreen VA Foundation
 Fund -- Class 1..............     1.60%        19,546     0.836179           16,344
Evergreen VA Foundation
 Fund -- Class 1..............     1.60%       235,391     0.871356          205,109
Evergreen VA Foundation
 Fund -- Class 1..............     1.75%       180,227     0.869500          156,707
Evergreen VA Foundation
 Fund -- Class 1..............     1.80%        50,560     0.866281           43,800
Evergreen VA Foundation
 Fund -- Class 1..............     1.80%        87,140     0.833804           72,657
Evergreen VA Foundation
 Fund -- Class 1..............     1.95%       233,024     0.867036          202,040
Evergreen VA Foundation
 Fund -- Class 1..............     2.10%         3,209     0.862277            2,767
Evergreen VA Foundation
 Fund -- Class 1..............     2.15%         6,322     0.861982            5,449
Evergreen VA Fund --
 Class 1......................     1.15%       102,515     0.651337           66,772
Evergreen VA Fund --
 Class 1......................     1.25%     2,034,681     0.650894        1,324,362
Evergreen VA Fund --
 Class 1......................     1.40%        20,447     0.647817           13,246
Evergreen VA Fund --
 Class 1......................     1.45%       315,918     0.647127          204,439
Evergreen VA Fund --
 Class 1......................     1.50%        12,868     0.646909            8,324
Evergreen VA Fund --
 Class 1......................     1.60%        18,370     0.644055           11,831
Evergreen VA Fund --
 Class 1......................     1.80%         4,888     1.099485            5,374
Evergreen VA Fund --
 Class 1......................     1.95%         8,237     0.640850            5,279
Evergreen VA Growth Fund --
 Class 1......................     1.15%        21,150     1.110137           23,479
Evergreen VA Growth Fund --
 Class 1......................     1.25%     7,899,907     1.109393        8,764,103

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA Growth Fund --
 Class 1......................     1.40%       115,995   $ 1.101674  $       127,789
Evergreen VA Growth Fund --
 Class 1......................     1.45%     1,091,110     0.800198          873,104
Evergreen VA Growth Fund --
 Class 1......................     1.50%       219,561     0.799937          175,635
Evergreen VA Growth Fund --
 Class 1......................     1.60%       283,460     0.795615          225,525
Evergreen VA Growth Fund --
 Class 1......................     1.65%        10,280     0.795534            8,178
Evergreen VA Growth Fund --
 Class 1......................     1.75%         1,982     0.793927            1,573
Evergreen VA Growth Fund --
 Class 1......................     1.80%       532,386     0.790978          421,106
Evergreen VA Growth Fund --
 Class 1......................     1.95%       429,079     0.791692          339,698
Evergreen VA International
 Equity Fund -- Class 1.......     1.15%        13,712     1.225041           16,797
Evergreen VA International
 Equity Fund -- Class 1.......     1.25%    10,806,523     1.224217       13,229,530
Evergreen VA International
 Equity Fund -- Class 1.......     1.40%       538,063     1.215700          654,123
Evergreen VA International
 Equity Fund -- Class 1.......     1.45%       658,853     0.757352          498,984
Evergreen VA International
 Equity Fund -- Class 1.......     1.50%       122,238     0.757102           92,547
Evergreen VA International
 Equity Fund -- Class 1.......     1.60%       628,588     0.753029          473,345
Evergreen VA International
 Equity Fund -- Class 1.......     1.65%        73,035     0.752952           54,992
Evergreen VA International
 Equity Fund -- Class 1.......     1.75%        59,555     0.751424           44,751
Evergreen VA International
 Equity Fund -- Class 1.......     1.80%       266,244     0.748637          199,320
Evergreen VA International
 Equity Fund -- Class 1.......     1.95%       102,591     0.749296           76,871
Evergreen VA International
 Equity Fund -- Class 1.......     2.10%         1,311     0.745188              977
Evergreen VA International
 Equity Fund -- Class 1.......     2.15%        34,086     0.744937           25,392
Evergreen VA Omega Fund --
 Class 1......................     1.15%        38,049     0.750388           28,552
Evergreen VA Omega Fund --
 Class 1......................     1.25%     7,421,260     0.749892        5,565,143
Evergreen VA Omega Fund --
 Class 1......................     1.40%       819,226     0.745489          610,724
Evergreen VA Omega Fund --
 Class 1......................     1.45%     3,100,610     0.583639        1,809,637
Evergreen VA Omega Fund --
 Class 1......................     1.50%       866,330     0.583444          505,455
Evergreen VA Omega Fund --
 Class 1......................     1.60%     1,170,292     0.580293          679,112
Evergreen VA Omega Fund --
 Class 1......................     1.65%        23,884     0.580225           13,858
Evergreen VA Omega Fund --
 Class 1......................     1.75%       191,251     0.579062          110,746
Evergreen VA Omega Fund --
 Class 1......................     1.80%       806,181     0.576922          465,103
Evergreen VA Omega Fund --
 Class 1......................     1.95%       140,586     0.577419           81,177
Evergreen VA Omega Fund --
 Class 1......................     2.10%        40,045     0.574241           22,996
Evergreen VA Special Values
 Fund -- Class 1..............     1.15%        63,835     1.375251           87,790
Evergreen VA Special Values
 Fund -- Class 1..............     1.25%     1,110,090     1.374337        1,525,638
Evergreen VA Special Values
 Fund -- Class 1..............     1.40%       122,929     1.367812          168,144
Evergreen VA Special Values
 Fund -- Class 1..............     1.45%       153,213     1.366305          209,336
Evergreen VA Special Values
 Fund -- Class 1..............     1.50%       652,837     1.365850          891,677
Evergreen VA Special Values
 Fund -- Class 1..............     1.60%       658,749     1.359856          895,804
Evergreen VA Special Values
 Fund -- Class 1..............     1.75%        53,021     1.356954           71,948
Evergreen VA Special Values
 Fund -- Class 1..............     1.80%       352,514     1.056160          372,311
Evergreen VA Special Values
 Fund -- Class 1..............     1.95%        46,904     1.353114           63,466
Evergreen VA Special Values
 Fund -- Class 1..............     2.00%       174,221     1.053169          183,484
Evergreen VA Special Values
 Fund -- Class 1..............     2.10%        44,807     1.051280           47,105
Evergreen VA Special Values
 Fund -- Class 1..............     2.15%        14,316     1.050919           15,045
Evergreen VA Special Equity
 Fund -- Class 1..............     1.15%        78,071     0.872002           68,078
Evergreen VA Special Equity
 Fund -- Class 1..............     1.25%       610,299     0.871430          531,832
Evergreen VA Special Equity
 Fund -- Class 1..............     1.40%       110,541     0.866290           95,760
Evergreen VA Special Equity
 Fund -- Class 1..............     1.45%       224,165     0.758822          170,101
Evergreen VA Special Equity
 Fund -- Class 1..............     1.50%       630,373     0.758565          478,179
Evergreen VA Special Equity
 Fund -- Class 1..............     1.60%       111,786     0.754476           84,340
Evergreen VA Special Equity
 Fund -- Class 1..............     1.75%         2,085     0.752876            1,570
Evergreen VA Special Equity
 Fund -- Class 1..............     1.80%       619,602     0.750069          464,744
Evergreen VA Special Equity
 Fund -- Class 1..............     1.95%       651,618     0.750757          489,207

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA High Income
 Fund -- Class 1..............     1.25%       160,699   $ 1.197761  $       192,479
Evergreen VA High Income
 Fund -- Class 1..............     1.45%        23,624     1.190793           28,132
Evergreen VA High Income
 Fund -- Class 1..............     1.60%         4,840     1.185150            5,737
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.15%        42,605     1.058254           45,087
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.25%    12,999,462     1.058149       13,755,368
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.40%       365,838     1.057991          387,054
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.45%     1,248,027     1.057937        1,320,333
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.50%        65,445     1.057888           69,233
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.60%       623,522     1.057785          659,552
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.65%         9,026     1.057730            9,547
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.75%        69,702     1.057627           73,719
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.80%       232,145     1.057576          245,511
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.95%        49,017     1.057417           51,832
First American International
 Portfolio -- Class IA........     1.25%         4,274     0.648952            2,773
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.25%         5,369     0.465209            2,498
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.25%         9,451     1.224963           11,577
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.45%        22,346     1.219529           27,252
First American Technology
 Portfolio -- Class IA........     1.25%        11,738     0.223737            2,626
Fidelity-Registered Trademark-
 VIP Asset Manager --
 Class INIT...................     0.70%        58,807     1.777621          104,536
Fidelity-Registered Trademark-
 VIP Asset Manager --
 Class INIT...................     1.25%     2,916,955     1.724182        5,029,361
Fidelity-Registered Trademark-
 VIP Growth...................     0.70%       209,095     1.849578          386,737
Fidelity-Registered Trademark-
 VIP Growth...................     1.25%    10,883,956     1.794209       19,528,093
Fidelity-Registered Trademark-
 VIP Contrafund --
 Class INIT...................     0.70%       112,266     2.378268          266,998
Fidelity-Registered Trademark-
 VIP Contrafund --
 Class INIT...................     1.25%     8,644,969     2.306999       19,943,934
Fidelity-Registered Trademark-
 VIP Overseas --
 Class INIT...................     0.70%        36,811     1.422660           52,369
Fidelity-Registered Trademark-
 VIP Overseas --
 Class INIT...................     1.25%     2,935,213     1.379823        4,050,074
Fifth Third Balanced VIP
 Fund.........................     1.15%        90,705     1.180690          107,095
Fifth Third Balanced VIP
 Fund.........................     1.25%        87,997     1.179890          103,826
Fifth Third Balanced VIP
 Fund.........................     1.40%        25,664     1.177318           30,215
Fifth Third Balanced VIP
 Fund.........................     1.45%        39,002     1.176450           45,884
Fifth Third Balanced VIP
 Fund.........................     1.50%       148,090     1.176045          174,161
Fifth Third Balanced VIP
 Fund.........................     1.60%       453,618     1.173868          532,487
Fifth Third Balanced VIP
 Fund.........................     1.75%        25,086     1.171374           29,385
Fifth Third Balanced VIP
 Fund.........................     1.80%        12,915     1.170532           15,118
Fifth Third Balanced VIP
 Fund.........................     1.95%        56,455     1.168060           65,943
Fifth Third Disciplined Value
 VIP Fund.....................     1.15%       366,989     1.355563          497,477
Fifth Third Disciplined Value
 VIP Fund.....................     1.25%       281,516     1.354655          381,357
Fifth Third Disciplined Value
 VIP Fund.....................     1.40%        28,619     1.351705           38,685
Fifth Third Disciplined Value
 VIP Fund.....................     1.45%       142,294     1.350721          192,199
Fifth Third Disciplined Value
 VIP Fund.....................     1.50%     1,727,887     1.350253        2,333,084
Fifth Third Disciplined Value
 VIP Fund.....................     1.60%     1,058,628     1.347760        1,426,776
Fifth Third Disciplined Value
 VIP Fund.....................     1.75%        22,606     1.344895           30,402
Fifth Third Disciplined Value
 VIP Fund.....................     1.80%        78,678     1.343942          105,738
Fifth Third Disciplined Value
 VIP Fund.....................     1.95%        37,916     1.341080           50,849
Fifth Third Mid Cap VIP
 Fund.........................     1.15%       339,338     1.399565          474,926
Fifth Third Mid Cap VIP
 Fund.........................     1.25%       246,598     1.398630          344,900
Fifth Third Mid Cap VIP
 Fund.........................     1.40%        21,816     1.395560           30,446
Fifth Third Mid Cap VIP
 Fund.........................     1.45%       142,330     1.394552          198,487
Fifth Third Mid Cap VIP
 Fund.........................     1.50%     1,757,073     1.394084        2,449,508
Fifth Third Mid Cap VIP
 Fund.........................     1.60%     1,177,166     1.391494        1,638,019
Fifth Third Mid Cap VIP
 Fund.........................     1.75%        23,398     1.388526           32,489
Fifth Third Mid Cap VIP
 Fund.........................     1.80%        95,769     1.387538          132,883

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Fifth Third Mid Cap VIP
 Fund.........................     1.95%        17,792   $ 1.384586  $        24,634
Fifth Third Quality Growth VIP
 Fund.........................     1.15%       563,852     0.723325          407,849
Fifth Third Quality Growth VIP
 Fund.........................     1.25%     3,765,987     0.722835        2,722,187
Fifth Third Quality Growth VIP
 Fund.........................     1.40%       132,448     0.719699           95,323
Fifth Third Quality Growth VIP
 Fund.........................     1.45%       729,248     0.718631          524,060
Fifth Third Quality Growth VIP
 Fund.........................     1.50%     3,015,616     0.718398        2,166,412
Fifth Third Quality Growth VIP
 Fund.........................     1.60%     2,375,278     0.715480        1,699,464
Fifth Third Quality Growth VIP
 Fund.........................     1.75%        22,414     0.713968           16,003
Fifth Third Quality Growth VIP
 Fund.........................     1.80%       169,828     0.713452          121,164
Fifth Third Quality Growth VIP
 Fund.........................     1.95%        49,256     0.711938           35,067
First Horizon Capital
 Appreciation Portfolio.......     1.15%        47,852     1.251738           59,898
First Horizon Capital
 Appreciation Portfolio.......     1.25%       545,731     1.250892          682,649
First Horizon Capital
 Appreciation Portfolio.......     1.40%        36,281     1.246554           45,226
First Horizon Capital
 Appreciation Portfolio.......     1.45%        20,403     1.245094           25,403
First Horizon Capital
 Appreciation Portfolio.......     1.50%       477,168     1.244670          593,917
First Horizon Capital
 Appreciation Portfolio.......     1.60%       171,167     1.240776          212,380
First Horizon Capital
 Appreciation Portfolio.......     1.75%        38,733     1.238127           47,957
First Horizon Capital
 Appreciation Portfolio.......     1.80%        58,027     1.237261           71,795
First Horizon Growth & Income
 Portfolio....................     1.15%       426,863     0.951769          406,275
First Horizon Growth & Income
 Portfolio....................     1.25%     3,329,514     0.951136        3,166,822
First Horizon Growth & Income
 Portfolio....................     1.40%       200,866     0.947829          190,386
First Horizon Growth & Income
 Portfolio....................     1.45%       464,590     0.946733          439,842
First Horizon Growth & Income
 Portfolio....................     1.50%     1,788,791     0.946419        1,692,946
First Horizon Growth & Income
 Portfolio....................     1.60%     2,862,438     0.943440        2,700,539
First Horizon Growth & Income
 Portfolio....................     1.75%        86,673     0.941418           81,595
First Horizon Growth & Income
 Portfolio....................     1.80%       175,579     0.940757          165,177
Hartford Advisers HLS Fund --
 Class IA.....................     0.15%       414,989     8.005787        3,322,316
Hartford Advisers HLS Fund --
 Class IA.....................     0.25%       949,893     2.642313        2,509,915
Hartford Advisers HLS Fund --
 Class IA.....................     0.70%       595,666     6.590002        3,925,442
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%       393,935     1.014903          399,806
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%        86,741     1.009007           87,522
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     1,632,513     6.716666       10,965,046
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     4,315,367     6.716666       28,984,878
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%    13,719,699     1.002662       13,756,221
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     6,322,144     6.408429       40,515,010
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%   695,038,496     4.417174    3,070,105,972
Hartford Advisers HLS Fund --
 Class IA.....................     1.40%    11,822,921     4.386413       51,860,216
Hartford Advisers HLS Fund --
 Class IA.....................     1.45%     7,383,594     4.391447       32,424,662
Hartford Advisers HLS Fund --
 Class IA.....................     1.50%   110,075,955     1.026935      113,040,851
Hartford Advisers HLS Fund --
 Class IA.....................     1.60%    32,886,742     4.360848      143,414,082
Hartford Advisers HLS Fund --
 Class IA.....................     1.65%       659,836     1.020408          673,302
Hartford Advisers HLS Fund --
 Class IA.....................     1.70%     1,308,481     1.020960        1,335,906
Hartford Advisers HLS Fund --
 Class IA.....................     1.75%     1,323,523     4.351570        5,759,402
Hartford Advisers HLS Fund --
 Class IA.....................     1.80%     3,238,649     4.348492       14,083,240
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%     2,478,346     1.014456        2,514,173
Hartford Advisers HLS Fund --
 Class IA.....................     1.95%       884,589     4.339242        3,838,444
Hartford Advisers HLS Fund --
 Class IA.....................     2.00%        38,366     1.012291           38,837
Hartford Advisers HLS Fund --
 Class IA.....................     2.05%        26,070     1.011595           26,372
Hartford Advisers HLS Fund --
 Class IA.....................     2.15%           840     1.009770              848
Hartford Advisers HLS Fund --
 Class IA.....................     2.20%         9,155     1.009434            9,241
Hartford Advisers HLS Fund --
 Class IB.....................     1.25%   107,766,639     1.102781      118,843,003
Hartford Advisers HLS Fund --
 Class IB.....................     1.35%       248,765     1.095463          272,512

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%    11,036,577   $ 1.095089  $    12,086,034
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%    19,177,061     0.933334       17,898,603
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%    59,209,750     0.933334       55,262,473
Hartford Advisers HLS Fund --
 Class IB.....................     1.55%        29,979     1.092340           32,747
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%     3,428,468     0.927995        3,181,602
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%     5,080,788     0.927995        4,714,946
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%       984,499     0.927892          913,509
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%     5,137,980     0.927892        4,767,490
Hartford Advisers HLS Fund --
 Class IB.....................     1.70%     2,494,236     0.927575        2,313,591
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%       376,214     0.922892          347,205
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%    17,219,618     0.925658       15,939,477
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%    25,241,436     0.922579       23,287,219
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%    55,372,000     0.922579       51,085,044
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%       528,812     0.923693          488,460
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%     1,618,901     0.923404        1,494,900
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%     2,107,572     0.920614        1,940,260
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%       640,390     0.919972          589,141
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%     1,484,908     0.919972        1,366,074
Hartford Advisers HLS Fund --
 Class IB.....................     2.05%     1,461,902     0.919661        1,344,454
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%       898,143     0.921077          827,258
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%     2,602,579     0.918322        2,390,006
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%       176,956     0.918008          162,447
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%     1,790,113     0.918008        1,643,338
Hartford Bond HLS Fund --
 Class IA.....................     0.15%       311,413     6.728784        2,095,434
Hartford Bond HLS Fund --
 Class IA.....................     0.25%       103,306     2.144172          221,506
Hartford Bond HLS Fund --
 Class IA.....................     0.70%        53,546     6.742976          361,058
Hartford Bond HLS Fund --
 Class IA.....................     0.80%       111,619     1.409780          157,359
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       151,034     5.890139          889,613
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       292,298     6.898793        2,016,506
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       991,037     5.800581        5,748,592
Hartford Bond HLS Fund --
 Class IA.....................     1.15%     8,150,450     1.392762       11,351,637
Hartford Bond HLS Fund --
 Class IA.....................     1.25%     1,830,065     6.540384       11,969,325
Hartford Bond HLS Fund --
 Class IA.....................     1.25%   188,787,903     3.002676      566,868,907
Hartford Bond HLS Fund --
 Class IA.....................     1.40%     5,621,077     2.981751       16,760,653
Hartford Bond HLS Fund --
 Class IA.....................     1.45%     4,724,274     2.985179       14,102,804
Hartford Bond HLS Fund --
 Class IA.....................     1.50%    43,029,972     1.353935       58,259,785
Hartford Bond HLS Fund --
 Class IA.....................     1.60%    28,317,845     2.964398       83,945,364
Hartford Bond HLS Fund --
 Class IA.....................     1.65%       495,839     1.345323          667,064
Hartford Bond HLS Fund --
 Class IA.....................     1.70%       240,968     1.346038          324,352
Hartford Bond HLS Fund --
 Class IA.....................     1.75%     1,177,743     2.958092        3,483,872
Hartford Bond HLS Fund --
 Class IA.....................     1.80%     1,990,099     2.955993        5,882,719
Hartford Bond HLS Fund --
 Class IA.....................     1.85%       888,825     1.337480        1,188,786
Hartford Bond HLS Fund --
 Class IA.....................     1.95%     1,301,120     2.949717        3,837,937
Hartford Bond HLS Fund --
 Class IA.....................     2.15%        26,454     1.331298           35,219
Hartford Bond HLS Fund --
 Class IA.....................     2.20%        12,784     1.330849           17,014
Hartford Bond HLS Fund --
 Class IB.....................     1.25%    37,850,495     1.381104       52,275,464
Hartford Bond HLS Fund --
 Class IB.....................     1.35%       527,188     1.371940          723,270
Hartford Bond HLS Fund --
 Class IB.....................     1.40%     8,102,968     1.371476       11,113,026
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    10,136,046     1.338544       13,567,544
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    20,120,420     1.338544       26,932,068
Hartford Bond HLS Fund --
 Class IB.....................     1.55%       152,427     1.368044          208,527
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     1,609,250     1.330891        2,141,736

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     1,745,434   $ 1.330891  $     2,322,982
Hartford Bond HLS Fund --
 Class IB.....................     1.65%       629,519     1.330750          837,732
Hartford Bond HLS Fund --
 Class IB.....................     1.65%     1,458,200     1.330750        1,940,500
Hartford Bond HLS Fund --
 Class IB.....................     1.70%     4,667,017     1.330311        6,208,584
Hartford Bond HLS Fund --
 Class IB.....................     1.75%       174,348     1.323596          230,767
Hartford Bond HLS Fund --
 Class IB.....................     1.75%    17,782,542     1.327553       23,607,267
Hartford Bond HLS Fund --
 Class IB.....................     1.80%    13,989,121     1.323155       18,509,776
Hartford Bond HLS Fund --
 Class IB.....................     1.80%    22,084,296     1.323155       29,220,947
Hartford Bond HLS Fund --
 Class IB.....................     1.90%       682,931     1.324739          904,706
Hartford Bond HLS Fund --
 Class IB.....................     1.95%       821,430     1.324306        1,087,825
Hartford Bond HLS Fund --
 Class IB.....................     1.95%     1,034,650     1.320328        1,366,077
Hartford Bond HLS Fund --
 Class IB.....................     2.00%       432,176     1.319400          570,213
Hartford Bond HLS Fund --
 Class IB.....................     2.00%       849,510     1.319400        1,120,844
Hartford Bond HLS Fund --
 Class IB.....................     2.05%       493,619     1.318959          651,063
Hartford Bond HLS Fund --
 Class IB.....................     2.10%       748,329     1.317034          985,575
Hartford Bond HLS Fund --
 Class IB.....................     2.10%     1,227,831     1.320984        1,621,945
Hartford Bond HLS Fund --
 Class IB.....................     2.15%       292,366     1.316588          384,925
Hartford Bond HLS Fund --
 Class IB.....................     2.15%     1,592,108     1.316588        2,096,151
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.15%       646,973    17.365115       11,234,767
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.25%     1,447,282     4.436219        6,420,461
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.70%       742,431    14.444995       10,724,417
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%       211,865     1.442505          305,616
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%        65,449     1.434081           93,860
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%       479,258    14.685455        7,038,121
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%       927,058    14.679403       13,608,662
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%    12,314,177     1.425031       17,548,084
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%     6,582,245    14.039409       92,410,834
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%   269,870,240     8.596106    2,319,833,192
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.40%     5,356,828     8.536241       45,727,173
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.45%     4,251,944     8.546025       36,337,219
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.50%    79,072,644     1.514009      119,716,694
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.60%    20,870,083     8.486519      177,114,358
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.65%       645,377     1.504411          970,912
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.70%       863,645     1.505197        1,299,956
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.75%       853,748     8.468501        7,229,965
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.80%     1,855,536     8.462503       15,702,478
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%     2,522,620     1.495639        3,772,929
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.95%       409,656     8.444518        3,459,343
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.00%        35,179     1.492450           52,503
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.15%         4,681     1.488735            6,968
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.20%        21,791     1.488245           32,431
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.25%    38,115,936     1.550655       59,104,667
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.35%       342,025     1.540353          526,840
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%     7,051,111     1.539851       10,857,661
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%    23,782,114     0.963764       22,920,346
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%    66,888,691     0.963764       64,464,912
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.55%       127,971     1.535982          196,561
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%     2,982,981     0.958270        2,858,501
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%     7,539,465     0.958270        7,224,843
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%     1,343,250     0.958157        1,287,044
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%     7,784,146     0.958157        7,458,434
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%     4,331,100     0.957836        4,148,484

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%     1,221,009   $ 0.953012  $     1,163,636
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%    29,509,244     0.955861       28,206,736
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%    43,396,710     0.952693       41,343,742
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%    72,399,396     0.952693       68,974,399
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%       472,724     0.953835          450,900
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%     2,257,243     0.953514        2,152,313
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%     2,600,894     0.950664        2,472,576
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%     1,054,105     0.949992        1,001,391
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%     1,902,527     0.949992        1,807,386
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%     2,170,325     0.949663        2,061,077
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%       786,266     0.951125          747,837
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%     3,311,756     0.948296        3,140,525
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%       606,006     0.947974          574,478
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%     2,051,043     0.947974        1,944,336
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.25%       165,306     3.122502          516,167
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.70%       261,678     2.624991          686,902
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%       386,443     1.193686          461,292
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%        82,485     1.186740           97,888
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%       172,551     2.901068          500,582
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%       570,068     2.901068        1,653,806
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.10%           641     1.179632              756
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%     8,686,484     1.179232       10,243,380
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%     8,353,802     2.546055       21,269,240
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%   312,129,780     2.830792      883,574,484
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.40%     5,813,485     2.811055       16,342,027
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.45%     5,496,432     2.814318       15,468,708
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%    51,870,348     1.140748       59,170,996
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%    37,938,196     2.794672      106,024,814
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.65%       429,905     1.133508          487,301
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.70%       274,379     1.134115          311,177
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.75%     1,196,614     2.788723        3,337,024
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.80%     3,411,596     2.786756        9,507,285
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%     1,522,570     1.126903        1,715,789
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.95%       562,667     2.780826        1,564,678
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.00%        22,146     1.124514           24,904
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.15%         8,130     1.121710            9,119
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.20%        12,443     1.121332           13,953
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.25%    26,921,022     1.164713       31,355,264
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.35%       242,813     1.157003          280,935
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%     5,349,917     1.156620        6,187,821
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    12,309,951     1.184349       14,579,278
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    26,638,792     1.184349       31,549,626
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.55%        77,131     1.153725           88,988
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     1,413,092     1.177554        1,663,992
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     2,758,075     1.177554        3,247,783
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%       719,873     1.177447          847,613
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%     2,979,988     1.177447        3,508,777
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%     1,974,038     1.177049        2,323,540
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%       166,018     1.171099          194,423
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%    15,077,028     1.174625       17,709,854
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%    27,227,117     1.170707       31,874,979
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%    37,618,618     1.170707       44,040,380

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%       300,390   $ 1.172132  $       352,096
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%       991,890     1.171742        1,162,239
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%     2,382,670     1.168219        2,783,481
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%       476,081     1.167393          555,773
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     1,138,933     1.167393        1,329,582
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%       630,453     1.167001          735,739
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%       950,479     1.168804        1,110,923
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%     1,076,848     1.165301        1,254,852
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%       304,167     1.164908          354,327
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%       731,408     1.164908          852,023
Hartford Focus HLS Fund --
 Class IA.....................     0.25%         8,250     0.999198            8,244
Hartford Focus HLS Fund --
 Class IA.....................     0.80%         9,403     0.984645            9,259
Hartford Focus HLS Fund --
 Class IA.....................     1.00%         5,691     0.979380            5,574
Hartford Focus HLS Fund --
 Class IA.....................     1.00%        37,777     0.979380           36,998
Hartford Focus HLS Fund --
 Class IA.....................     1.15%       140,824     0.975484          137,372
Hartford Focus HLS Fund --
 Class IA.....................     1.25%     9,347,865     0.972862        9,094,182
Hartford Focus HLS Fund --
 Class IA.....................     1.40%       240,413     0.968986          232,957
Hartford Focus HLS Fund --
 Class IA.....................     1.45%       689,776     0.967701          667,497
Hartford Focus HLS Fund --
 Class IA.....................     1.50%     1,197,016     0.966405        1,156,802
Hartford Focus HLS Fund --
 Class IA.....................     1.60%     2,663,972     0.963829        2,567,613
Hartford Focus HLS Fund --
 Class IA.....................     1.65%         1,728     0.962546            1,663
Hartford Focus HLS Fund --
 Class IA.....................     1.70%         4,418     0.961262            4,247
Hartford Focus HLS Fund --
 Class IA.....................     1.75%        42,721     0.961769           41,088
Hartford Focus HLS Fund --
 Class IA.....................     1.80%       273,734     0.961095          263,084
Hartford Focus HLS Fund --
 Class IA.....................     1.85%        65,073     0.957410           62,301
Hartford Focus HLS Fund --
 Class IA.....................     1.95%        41,365     0.959051           39,671
Hartford Focus HLS Fund --
 Class IA.....................     2.00%        36,631     0.955373           34,996
Hartford Focus HLS Fund --
 Class IA.....................     2.15%         5,964     0.953000            5,684
Hartford Focus HLS Fund --
 Class IB.....................     1.40%         9,292     0.962363            8,942
Hartford Focus HLS Fund --
 Class IB.....................     1.45%     2,171,034     0.962030        2,088,600
Hartford Focus HLS Fund --
 Class IB.....................     1.60%        68,752     0.958180           65,877
Hartford Focus HLS Fund --
 Class IB.....................     1.65%       129,067     0.956903          123,505
Hartford Focus HLS Fund --
 Class IB.....................     1.70%        60,011     0.956583           57,405
Hartford Focus HLS Fund --
 Class IB.....................     1.75%       259,961     0.953415          247,851
Hartford Focus HLS Fund --
 Class IB.....................     1.80%     2,113,185     0.953092        2,014,060
Hartford Focus HLS Fund --
 Class IB.....................     1.95%       139,454     0.951063          132,630
Hartford Focus HLS Fund --
 Class IB.....................     2.00%        73,678     0.950387           70,022
Hartford Focus HLS Fund --
 Class IB.....................     2.05%        13,886     0.950068           13,193
Hartford Focus HLS Fund --
 Class IB.....................     2.10%        52,468     0.948696           49,776
Hartford Focus HLS Fund --
 Class IB.....................     2.15%       196,494     0.948374          186,350
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.25%        42,023     1.818182           76,406
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.80%        58,468     1.059109           61,924
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%         8,298     1.701635           14,120
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%       198,387     1.701635          337,583
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.15%       473,826     1.046297          495,762
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%    42,942,514     1.664429       71,474,766
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.40%       929,854     1.652851        1,536,911
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.45%       354,560     1.654763          586,713
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.50%     3,187,045     1.081473        3,446,704
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.60%     2,281,470     1.643210        3,748,934
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.65%        39,317     1.074605           42,250
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.70%        28,559     1.075186           30,707

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.75%        75,763   $ 1.639729  $       124,231
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.80%       294,731     1.638553          482,932
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.85%       100,844     1.068345          107,736
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.95%        39,918     1.635078           65,268
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%         2,070     0.891943            1,846
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%       447,435     0.891635          398,949
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     2,533,710     0.891635        2,259,144
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%        62,772     0.886547           55,651
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       262,240     0.886547          232,488
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%       114,296     0.886434          101,316
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.70%         9,628     0.886136            8,532
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%        12,099     0.881682           10,668
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%       514,288     0.881682          453,439
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     1,132,033     0.881394          997,767
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     2,120,517     0.881394        1,869,007
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%        14,020     0.879508           12,331
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%       313,606     0.879508          275,819
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%        97,982     0.878884           86,115
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%       175,823     0.878884          154,528
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.05%        20,197     0.878597           17,745
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%       149,764     0.877318          131,391
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%        32,819     0.877028           28,783
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%        83,029     0.877028           72,819
Hartford Global Communications
 HLS Fund -- Class IA.........     0.25%           240     0.806326              194
Hartford Global Communications
 HLS Fund -- Class IA.........     0.80%         5,387     0.794595            4,280
Hartford Global Communications
 HLS Fund -- Class IA.........     1.00%       185,957     0.790333          146,968
Hartford Global Communications
 HLS Fund -- Class IA.........     1.15%        93,067     0.787201           73,262
Hartford Global Communications
 HLS Fund -- Class IA.........     1.25%     6,608,830     0.785073        5,188,414
Hartford Global Communications
 HLS Fund -- Class IA.........     1.40%       162,534     0.781949          127,093
Hartford Global Communications
 HLS Fund -- Class IA.........     1.45%       197,078     0.780904          153,899
Hartford Global Communications
 HLS Fund -- Class IA.........     1.50%       683,013     0.779879          532,667
Hartford Global Communications
 HLS Fund -- Class IA.........     1.60%       942,033     0.777788          732,702
Hartford Global Communications
 HLS Fund -- Class IA.........     1.75%        33,400     0.776132           25,923
Hartford Global Communications
 HLS Fund -- Class IA.........     1.80%       222,134     0.775594          172,286
Hartford Global Communications
 HLS Fund -- Class IA.........     1.95%         8,220     0.773937            6,362
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%         2,677     0.776581            2,079
Hartford Global Communications
 HLS Fund -- Class IB.........     1.45%       447,040     0.776317          347,045
Hartford Global Communications
 HLS Fund -- Class IB.........     1.65%        48,170     0.772183           37,196
Hartford Global Communications
 HLS Fund -- Class IB.........     1.75%       132,665     0.769324          102,062
Hartford Global Communications
 HLS Fund -- Class IB.........     1.80%       845,079     0.769067          649,923
Hartford Global Communications
 HLS Fund -- Class IB.........     1.95%           111     0.767442               85
Hartford Global Communications
 HLS Fund -- Class IB.........     2.05%        18,218     0.766645           13,967
Hartford Global Communications
 HLS Fund -- Class IB.........     2.10%        23,610     0.765523           18,074
Hartford Global Communications
 HLS Fund -- Class IB.........     2.15%        80,742     0.765272           61,790
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.25%           640     1.007742              645
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.80%         8,702     0.993064            8,642
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.15%       111,268     0.983818          109,468
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%     4,111,172     0.981208        4,033,915
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.40%       209,936     0.977269          205,164
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.45%       179,398     0.975974          175,088
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.50%     1,027,847     0.974677        1,001,819
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.60%     2,009,424     0.972081        1,953,322

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.65%         2,680   $ 0.970781  $         2,601
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.75%        88,421     0.970018           85,770
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.80%       204,374     0.969329          198,106
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.85%         7,813     0.965630            7,545
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.95%        75,932     0.967271           73,447
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.40%        35,766     0.970487           34,710
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%       826,396     0.970164          801,740
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.60%        28,395     0.966316           27,439
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.65%        78,357     0.965017           75,615
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.75%       503,747     0.961483          484,345
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.80%     1,219,898     0.961164        1,172,522
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.95%         3,856     0.959102            3,698
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.00%         1,510     0.958422            1,447
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.05%         9,924     0.958098            9,508
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.10%        60,490     0.956722           57,872
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.15%        62,415     0.956397           59,693
Hartford Global Health HLS
 Fund -- Class IA.............     0.25%        51,929     1.645811           85,465
Hartford Global Health HLS
 Fund -- Class IA.............     0.80%        19,579     1.612989           31,581
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%         2,861     1.603586            4,587
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%        27,740     1.601200           44,417
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%       259,772     1.601200          415,947
Hartford Global Health HLS
 Fund -- Class IA.............     1.15%     1,075,017     1.594771        1,714,405
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%    41,109,133     1.586593       65,223,462
Hartford Global Health HLS
 Fund -- Class IA.............     1.40%     2,210,485     1.577892        3,487,907
Hartford Global Health HLS
 Fund -- Class IA.............     1.45%     1,614,211     1.577348        2,546,172
Hartford Global Health HLS
 Fund -- Class IA.............     1.50%     5,019,641     1.572110        7,891,428
Hartford Global Health HLS
 Fund -- Class IA.............     1.60%     6,775,668     1.568692       10,628,936
Hartford Global Health HLS
 Fund -- Class IA.............     1.65%        17,159     1.563502           26,828
Hartford Global Health HLS
 Fund -- Class IA.............     1.75%       173,985     1.565361          272,349
Hartford Global Health HLS
 Fund -- Class IA.............     1.80%       896,821     1.564250        1,402,853
Hartford Global Health HLS
 Fund -- Class IA.............     1.85%        53,597     1.554399           83,311
Hartford Global Health HLS
 Fund -- Class IA.............     1.95%       412,866     1.560916          644,449
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%        64,408     1.563398          100,696
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%       605,165     1.562880          945,800
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%     2,551,906     1.562880        3,988,325
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%        37,521     1.554302           58,319
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%       426,457     1.554302          662,844
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%         5,075     1.553769            7,885
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%       418,197     1.553769          649,782
Hartford Global Health HLS
 Fund -- Class IB.............     1.70%        11,929     1.553251           18,529
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%        44,951     1.545751           69,483
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%       685,934     1.545751        1,060,283
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     1,290,460     1.545242        1,994,074
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     2,996,139     1.545242        4,629,759
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%        45,388     1.541951           69,986
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%       148,946     1.541951          229,667
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%        28,157     1.540867           43,386
Hartford Global Health HLS
 Fund -- Class IB.............     2.05%        43,627     1.540354           67,201
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%       269,739     1.538101          414,886
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%        51,452     1.537574           79,111
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%        76,910     1.537574          118,255
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.25%        45,511     1.655809           75,357

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%        65,050   $ 1.060196  $        68,965
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%        15,099     1.591934           24,036
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%        41,299     1.054007           43,530
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%       175,807     1.591934          279,874
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%     1,021,300     1.047390        1,069,700
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%    66,602,519     1.571257      104,649,674
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%     2,830,238     1.560303        4,416,028
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.45%     2,500,137     1.562096        3,905,455
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.50%     5,269,716     1.550712        8,171,812
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.60%     5,670,435     1.551204        8,796,002
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.65%       113,777     1.540872          175,316
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.70%         7,083     1.541664           10,920
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.75%       125,980     1.547897          195,004
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.80%       893,283     1.546809        1,381,739
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%        80,680     1.531895          123,593
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.95%        31,748     1.543527           49,004
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%       121,054     0.711845           86,172
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%     1,827,704     0.711618        1,300,627
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%     7,563,198     0.711618        5,382,108
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%       256,106     0.707524          181,201
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     2,155,823     0.707524        1,525,297
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%        89,759     0.707453           63,500
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%       777,637     0.707453          550,142
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.70%         5,208     0.707217            3,683
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%        13,973     0.703642            9,832
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%     1,232,606     0.703642          867,314
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%     2,672,666     0.703403        1,879,961
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%     9,133,460     0.703403        6,424,503
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%        88,807     0.701914           62,335
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%       190,315     0.701914          133,585
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%        38,895     0.701420           27,282
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%       357,923     0.701420          251,055
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.05%       114,863     0.701191           80,541
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       240,605     0.700162          168,462
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%        30,998     0.699918           21,696
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%       183,104     0.699918          128,157
Hartford Global Technology HLS
 Fund -- Class IA.............     0.25%       924,673     0.475064          439,279
Hartford Global Technology HLS
 Fund -- Class IA.............     0.80%        11,283     0.465583            5,253
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%         6,590     0.462175            3,046
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%       169,689     0.462175           78,426
Hartford Global Technology HLS
 Fund -- Class IA.............     1.15%     1,301,404     0.460332          599,078
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%    63,767,497     0.457960       29,202,963
Hartford Global Technology HLS
 Fund -- Class IA.............     1.40%     2,798,702     0.455438        1,274,635
Hartford Global Technology HLS
 Fund -- Class IA.............     1.45%     1,973,795     0.455260          898,590
Hartford Global Technology HLS
 Fund -- Class IA.............     1.50%     5,314,679     0.453768        2,411,631
Hartford Global Technology HLS
 Fund -- Class IA.............     1.60%     9,353,013     0.452768        4,234,745
Hartford Global Technology HLS
 Fund -- Class IA.............     1.65%        32,219     0.451277           14,540
Hartford Global Technology HLS
 Fund -- Class IA.............     1.70%        10,865     0.451114            4,902
Hartford Global Technology HLS
 Fund -- Class IA.............     1.75%        76,573     0.451817           34,597
Hartford Global Technology HLS
 Fund -- Class IA.............     1.80%     1,107,754     0.451493          500,143
Hartford Global Technology HLS
 Fund -- Class IA.............     1.85%       121,194     0.448644           54,373
Hartford Global Technology HLS
 Fund -- Class IA.............     1.95%        98,052     0.450539           44,176

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%        44,155   $ 0.451503  $        19,936
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%       657,543     0.451352          296,784
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%     4,193,400     0.451352        1,892,700
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%         1,264     0.448863              568
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%       777,992     0.448863          349,212
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%         7,393     0.448718            3,318
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%       407,611     0.448718          182,902
Hartford Global Technology HLS
 Fund -- Class IB.............     1.70%        55,582     0.448568           24,932
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%       875,329     0.446417          390,762
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%     1,042,673     0.446417          465,467
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%     1,399,104     0.446256          624,358
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%     4,703,755     0.446256        2,099,077
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%           177     0.445296               79
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%       499,875     0.445296          222,592
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%         6,108     0.444971            2,718
Hartford Global Technology HLS
 Fund -- Class IB.............     2.05%        54,087     0.444827           24,059
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%       199,375     0.444186           88,560
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%       131,360     0.444032           58,328
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%       172,158     0.444032           76,444
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.25%        36,185     1.204783           43,596
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.80%        96,478     0.945316           91,202
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%        31,493     1.155359           36,386
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%       411,637     1.155359          475,588
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%     1,573,126     0.933889        1,469,125
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%    97,134,649     1.139354      110,670,751
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.40%     4,460,149     1.131403        5,046,226
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.45%     2,170,665     1.132706        2,458,726
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.50%     9,900,864     1.038034       10,277,434
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.60%    10,464,739     1.124810       11,770,843
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.65%       237,866     1.031464          245,350
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.75%       279,542     1.122433          313,767
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.80%       999,932     1.121634        1,121,558
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%       285,346     1.025441          292,606
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.95%       210,825     1.119257          235,967
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.00%        65,617     1.023266           67,143
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.15%         4,728     1.020715            4,825
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%        92,697     0.818313           75,855
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%     1,752,654     0.818046        1,433,752
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%     9,371,009     0.818046        7,665,917
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%        49,286     0.813385           40,088
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%       836,940     0.813385          680,754
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%        27,610     0.813264           22,454
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%       551,129     0.813264          448,213
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.70%        59,284     0.812997           48,198
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%        51,618     0.808893           41,753
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%     1,724,687     0.808893        1,395,088
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%     4,433,871     0.808621        3,585,321
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%     9,181,238     0.808621        7,424,142
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%         9,459     0.806905            7,633
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%       677,176     0.806905          546,417
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%        52,595     0.806338           42,409
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%       189,104     0.806338          152,482

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.05%       303,250   $ 0.806068  $       244,440
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%       396,046     0.804896          318,776
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%       146,239     0.804624          117,666
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%       286,778     0.804624          230,749
Hartford Growth HLS Fund --
 Class IA.....................     0.25%         2,131     1.144938            2,440
Hartford Growth HLS Fund --
 Class IA.....................     0.80%        14,983     1.134468           16,998
Hartford Growth HLS Fund --
 Class IA.....................     1.00%         5,789     1.130692            6,546
Hartford Growth HLS Fund --
 Class IA.....................     1.00%         7,817     1.130692            8,839
Hartford Growth HLS Fund --
 Class IA.....................     1.15%       918,147     1.127844        1,035,527
Hartford Growth HLS Fund --
 Class IA.....................     1.25%    19,485,129     1.125967       21,939,613
Hartford Growth HLS Fund --
 Class IA.....................     1.40%       411,545     1.123154          462,228
Hartford Growth HLS Fund --
 Class IA.....................     1.45%       310,851     1.122228          348,845
Hartford Growth HLS Fund --
 Class IA.....................     1.50%     6,258,770     1.121259        7,017,703
Hartford Growth HLS Fund --
 Class IA.....................     1.60%     9,631,758     1.119410       10,781,886
Hartford Growth HLS Fund --
 Class IA.....................     1.65%        66,510     1.118463           74,389
Hartford Growth HLS Fund --
 Class IA.....................     1.70%       184,802     1.117538          206,523
Hartford Growth HLS Fund --
 Class IA.....................     1.75%       325,526     1.117021          363,620
Hartford Growth HLS Fund --
 Class IA.....................     1.80%       600,776     1.116249          670,615
Hartford Growth HLS Fund --
 Class IA.....................     1.85%       328,288     1.114742          365,956
Hartford Growth HLS Fund --
 Class IA.....................     1.95%        31,871     1.113856           35,500
Hartford Growth HLS Fund --
 Class IB.....................     1.40%       159,299     1.117928          178,085
Hartford Growth HLS Fund --
 Class IB.....................     1.45%     2,039,136     1.117557        2,278,851
Hartford Growth HLS Fund --
 Class IB.....................     1.60%        61,142     1.114742           68,157
Hartford Growth HLS Fund --
 Class IB.....................     1.65%       210,669     1.113811          234,645
Hartford Growth HLS Fund --
 Class IB.....................     1.70%        35,662     1.113437           39,708
Hartford Growth HLS Fund --
 Class IB.....................     1.75%     2,737,620     1.111405        3,042,605
Hartford Growth HLS Fund --
 Class IB.....................     1.80%     8,904,133     1.111034        9,892,793
Hartford Growth HLS Fund --
 Class IB.....................     1.95%       208,650     1.108671          231,324
Hartford Growth HLS Fund --
 Class IB.....................     2.00%         9,541     1.107875           10,571
Hartford Growth HLS Fund --
 Class IB.....................     2.05%       151,586     1.107504          167,882
Hartford Growth HLS Fund --
 Class IB.....................     2.10%       108,775     1.105897          120,294
Hartford Growth HLS Fund --
 Class IB.....................     2.15%       508,791     1.105522          562,479
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.25%           472     1.109338              524
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.80%         9,769     1.099190           10,738
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.00%        44,695     1.095536           48,965
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%     1,343,780     1.092785        1,468,462
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%    12,404,518     1.090977       13,533,044
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%       267,470     1.088231          291,070
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.45%       497,780     1.087321          541,247
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.50%     5,449,994     1.086404        5,920,895
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%     5,559,479     1.084588        6,029,742
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.65%         9,273     1.083686           10,049
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.75%       226,595     1.082292          245,242
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.80%       908,617     1.081524          982,691
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%       202,471     1.080084          218,686
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.95%       179,635     1.079231          193,868
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.15%         4,482     1.075103            4,819
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%       100,598     1.083246          108,973
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%     1,089,541     1.082887        1,179,850
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.60%       118,902     1.080180          128,436
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.70%         9,990     1.078910           10,778
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.75%       841,799     1.076918          906,549

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.80%     5,248,104   $ 1.076571  $     5,649,957
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.95%        94,425     1.074270          101,437
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.00%       197,866     1.073521          212,414
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.05%        25,155     1.073158           26,996
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.10%       199,984     1.071597          214,302
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.15%       130,070     1.071230          139,335
Hartford High Yield HLS
 Fund -- Class IA.............     0.25%        12,260     1.276627           15,652
Hartford High Yield HLS
 Fund -- Class IA.............     0.80%        80,949     1.175599           95,164
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%         5,268     1.227308            6,466
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%    10,136,977     1.227308       12,441,192
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%     2,769,358     1.161392        3,216,310
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%    93,067,924     1.211312      112,734,293
Hartford High Yield HLS
 Fund -- Class IA.............     1.40%     4,320,853     1.202870        5,197,425
Hartford High Yield HLS
 Fund -- Class IA.............     1.45%     2,069,910     1.204260        2,492,710
Hartford High Yield HLS
 Fund -- Class IA.............     1.50%    14,045,458     1.195545       16,791,977
Hartford High Yield HLS
 Fund -- Class IA.............     1.60%    20,260,356     1.195869       24,228,732
Hartford High Yield HLS
 Fund -- Class IA.............     1.65%       172,742     1.187937          205,207
Hartford High Yield HLS
 Fund -- Class IA.............     1.70%         9,784     1.188559           11,629
Hartford High Yield HLS
 Fund -- Class IA.............     1.75%       965,800     1.193324        1,152,512
Hartford High Yield HLS
 Fund -- Class IA.............     1.80%     1,944,946     1.192493        2,319,335
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%       474,528     1.181027          560,430
Hartford High Yield HLS
 Fund -- Class IA.............     1.95%       192,617     1.189948          229,205
Hartford High Yield HLS
 Fund -- Class IA.............     2.15%        26,641     1.175570           31,318
Hartford High Yield HLS
 Fund -- Class IA.............     2.20%         3,816     1.175175            4,484
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%       506,603     1.129252          572,083
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%     3,919,409     1.128876        4,424,526
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%     8,414,379     1.128876        9,498,791
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%       280,142     1.122438          314,443
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%       869,168     1.122438          975,587
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%        24,130     1.122301           27,081
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%       541,688     1.122301          607,937
Hartford High Yield HLS
 Fund -- Class IB.............     1.70%       186,517     1.121918          209,256
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%        48,662     1.116265           54,320
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%     4,759,759     1.116265        5,313,152
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%     8,968,088     1.115881       10,007,319
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%    11,386,483     1.115881       12,705,961
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%       190,601     1.113504          212,235
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%       761,727     1.113504          848,186
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%        36,540     1.112724           40,659
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%       202,506     1.112724          225,334
Hartford High Yield HLS
 Fund -- Class IB.............     2.05%       144,435     1.112350          160,663
Hartford High Yield HLS
 Fund -- Class IB.............     2.10%       384,069     1.110723          426,594
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%       281,241     1.110352          312,276
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%       326,862     1.110352          362,932
Hartford Index HLS Fund --
 Class IA.....................     0.15%       491,435     4.978349        2,446,536
Hartford Index HLS Fund --
 Class IA.....................     0.25%       161,241     2.890871          466,127
Hartford Index HLS Fund --
 Class IA.....................     0.70%       336,726     4.366014        1,470,150
Hartford Index HLS Fund --
 Class IA.....................     0.80%        21,647     0.874199           18,923
Hartford Index HLS Fund --
 Class IA.....................     1.00%         5,526     0.869090            4,802
Hartford Index HLS Fund --
 Class IA.....................     1.00%       124,627     1.686970          210,241
Hartford Index HLS Fund --
 Class IA.....................     1.00%       666,024     1.686970        1,123,563
Hartford Index HLS Fund --
 Class IA.....................     1.15%     2,597,349     0.863613        2,243,104

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Index HLS Fund --
 Class IA.....................     1.25%     6,541,990   $ 4.337163  $    28,373,677
Hartford Index HLS Fund --
 Class IA.....................     1.25%    99,566,871     4.206054      418,783,637
Hartford Index HLS Fund --
 Class IA.....................     1.40%     2,478,944     4.176724       10,353,865
Hartford Index HLS Fund --
 Class IA.....................     1.45%     1,406,719     4.181534        5,882,242
Hartford Index HLS Fund --
 Class IA.....................     1.50%    16,066,810     0.921091       14,798,995
Hartford Index HLS Fund --
 Class IA.....................     1.60%     5,721,937     4.152381       23,759,664
Hartford Index HLS Fund --
 Class IA.....................     1.65%       305,108     0.915244          279,248
Hartford Index HLS Fund --
 Class IA.....................     1.70%         5,118     0.915735            4,687
Hartford Index HLS Fund --
 Class IA.....................     1.75%       141,509     4.143561          586,352
Hartford Index HLS Fund --
 Class IA.....................     1.80%       534,331     4.140613        2,212,460
Hartford Index HLS Fund --
 Class IA.....................     1.85%     1,169,500     0.909929        1,064,162
Hartford Index HLS Fund --
 Class IA.....................     1.95%       146,587     4.131811          605,669
Hartford Index HLS Fund --
 Class IA.....................     2.15%        82,565     0.905708           74,780
Hartford Index HLS Fund --
 Class IB.....................     1.40%       240,364     0.780643          187,639
Hartford Index HLS Fund --
 Class IB.....................     1.45%     3,572,698     0.780379        2,788,059
Hartford Index HLS Fund --
 Class IB.....................     1.45%    13,017,674     0.780379       10,158,719
Hartford Index HLS Fund --
 Class IB.....................     1.60%       271,312     0.775905          210,512
Hartford Index HLS Fund --
 Class IB.....................     1.60%     1,234,769     0.775905          958,064
Hartford Index HLS Fund --
 Class IB.....................     1.65%       173,967     0.775824          134,968
Hartford Index HLS Fund --
 Class IB.....................     1.65%     1,141,319     0.775824          885,462
Hartford Index HLS Fund --
 Class IB.....................     1.70%       102,081     0.775560           79,170
Hartford Index HLS Fund --
 Class IB.....................     1.75%       102,764     0.771644           79,297
Hartford Index HLS Fund --
 Class IB.....................     1.75%     2,463,068     0.771644        1,900,612
Hartford Index HLS Fund --
 Class IB.....................     1.80%     7,428,926     0.771380        5,730,525
Hartford Index HLS Fund --
 Class IB.....................     1.80%    10,519,468     0.771380        8,114,507
Hartford Index HLS Fund --
 Class IB.....................     1.95%       134,867     0.769751          103,814
Hartford Index HLS Fund --
 Class IB.....................     1.95%       238,774     0.769751          183,797
Hartford Index HLS Fund --
 Class IB.....................     2.00%        40,850     0.769214           31,423
Hartford Index HLS Fund --
 Class IB.....................     2.00%        95,365     0.769214           73,356
Hartford Index HLS Fund --
 Class IB.....................     2.05%       179,711     0.768952          138,189
Hartford Index HLS Fund --
 Class IB.....................     2.10%       610,300     0.767827          468,605
Hartford Index HLS Fund --
 Class IB.....................     2.15%        94,771     0.767574           72,744
Hartford Index HLS Fund --
 Class IB.....................     2.15%       245,318     0.767574          188,300
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.25%       351,869     1.070076          376,527
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.80%        10,833     1.054481           11,423
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%        35,213     1.048865           36,934
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%        65,848     1.048865           69,066
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%       551,750     1.044678          576,401
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%    11,302,215     1.041891       11,775,676
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.40%       481,148     1.037731          499,302
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.45%       566,610     1.036347          587,205
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.50%     2,891,480     1.034963        2,992,575
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%     4,509,236     1.032199        4,654,429
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.75%       201,535     1.030000          207,581
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.80%       500,909     1.029268          515,569
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.85%        45,044     1.025346           46,186
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.95%        28,937     1.027097           29,721
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%       148,295     1.030584          152,831
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%     1,429,021     1.030246        1,472,243
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.60%       104,562     1.026127          107,294
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.65%       161,275     1.024750          165,266
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.70%         7,202     1.024409            7,378

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.75%     1,086,166   $ 1.020986  $     1,108,961
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.80%     3,943,021     1.020637        4,024,392
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.95%       214,556     1.018457          218,516
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.00%       360,893     1.017742          367,296
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.05%        26,151     1.017405           26,606
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.10%       105,586     1.015933          107,268
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.15%       160,086     1.015586          162,581
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.25%       328,754     1.362283          447,856
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%           425     1.335298              567
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%        70,067     1.335298           93,561
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.15%       383,248     1.329985          509,714
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%     7,861,967     1.326433       10,428,372
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.40%       169,911     1.321133          224,475
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.45%       190,032     1.319376          250,724
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.50%     1,342,224     1.317612        1,768,531
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.60%     1,446,563     1.314109        1,900,943
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.65%         6,171     1.312346            8,098
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.75%        49,210     1.311324           64,530
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.80%       172,279     1.310407          225,756
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.85%         6,791     1.305378            8,865
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.95%         7,190     1.307614            9,402
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.40%        10,268     1.312014           13,472
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%       769,820     1.311570        1,009,673
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.60%        43,794     1.306318           57,209
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.65%        25,862     1.304598           33,739
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.70%        11,709     1.304148           15,270
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.75%       442,722     1.299843          575,470
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.80%     1,018,628     1.299409        1,323,615
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.95%        36,205     1.296635           46,945
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.00%        12,039     1.295710           15,599
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.05%        59,349     1.295273           76,873
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.10%        50,383     1.293394           65,166
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.15%        35,939     1.292958           46,468
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.15%       378,785     1.841119          697,387
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.25%       595,837     1.904825        1,134,965
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.70%       262,284     1.636686          429,277
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.80%        27,588     0.855464           23,601
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%        79,781     1.641672          130,974
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%       546,601     1.640795          896,861
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%       987,990     0.845123          834,973
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%     3,894,373     1.587366        6,181,795
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%   126,141,600     1.586746      200,154,679
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.40%     2,263,960     1.575676        3,567,267
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.45%       843,919     1.577500        1,331,282
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.50%     6,509,105     0.882523        5,744,435
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%     3,393,588     1.566487        5,316,012
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.65%       187,395     0.876917          164,330
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.70%        30,752     0.877401           26,982
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.75%       114,498     1.563177          178,981
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.80%       411,152     1.562071          642,249
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%       104,024     0.871834           90,692
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.95%        33,374     1.558755           52,021

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.25%     4,821,115   $ 0.937415  $     4,519,386
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.35%         7,570     0.931212            7,049
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%       778,696     0.930899          724,887
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%     1,366,616     0.667473          912,179
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%     3,627,199     0.667473        2,421,057
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.55%        32,365     0.928562           30,053
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%       143,836     0.663660           95,458
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%       591,870     0.663660          392,800
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%       541,770     0.663601          359,519
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%       292,314     0.663374          193,913
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%        69,137     0.660026           45,632
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%     1,501,098     0.662006          993,736
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%     2,108,588     0.659797        1,391,240
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%     3,162,965     0.659797        2,086,915
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.90%        17,573     0.660604           11,609
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%       118,117     0.658392           77,767
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%       162,676     0.660387          107,429
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%        83,156     0.657937           54,711
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%       130,506     0.657714           85,835
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       115,756     0.658722           76,251
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       390,668     0.656754          256,573
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%        51,834     0.656540           34,031
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%        65,077     0.656540           42,726
Hartford MidCap HLS Fund --
 Class IA.....................     0.25%       152,661     2.976328          454,368
Hartford MidCap HLS Fund --
 Class IA.....................     0.80%        13,345     1.787105           23,850
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%        27,742     1.776685           49,289
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       160,269     2.836439          454,593
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       516,306     2.836439        1,464,470
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%   158,485,765     2.791258      442,374,659
Hartford MidCap HLS Fund --
 Class IA.....................     1.40%     6,106,662     2.771802       16,926,458
Hartford MidCap HLS Fund --
 Class IA.....................     1.45%     2,183,344     2.774993        6,058,764
Hartford MidCap HLS Fund --
 Class IA.....................     1.50%     3,779,475     2.044315        7,726,438
Hartford MidCap HLS Fund --
 Class IA.....................     1.60%     1,912,178     2.755658        5,269,308
Hartford MidCap HLS Fund --
 Class IA.....................     1.65%       223,423     2.031356          453,851
Hartford MidCap HLS Fund --
 Class IA.....................     1.70%        72,682     2.032397          147,720
Hartford MidCap HLS Fund --
 Class IA.....................     1.75%       130,974     2.749801          360,153
Hartford MidCap HLS Fund --
 Class IA.....................     1.80%        38,630     2.747852          106,150
Hartford MidCap HLS Fund --
 Class IA.....................     1.85%        63,669     2.019533          128,581
Hartford MidCap HLS Fund --
 Class IA.....................     1.95%        19,552     2.742021           53,612
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%       436,056     1.104402          481,581
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    12,235,511     1.104402       13,512,920
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     1,661,507     1.098084        1,824,474
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%        51,342     1.097964           56,372
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%       961,862     1.097964        1,056,090
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%        52,524     1.091685           57,339
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     1,390,104     1.091685        1,517,556
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%        24,485     1.089368           26,673
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%        31,794     1.088592           34,611
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%        52,821     1.086282           57,378
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.25%        57,987     1.237863           71,780
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.80%        62,759     1.219837           76,556
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%        31,174     1.213348           37,824

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%       158,094   $ 1.213348  $       191,823
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%       274,108     1.213348          332,588
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.15%     3,097,313     1.208486        3,743,059
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%   107,899,110     1.205275      130,048,100
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.40%     3,654,656     1.200458        4,387,261
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.45%     5,091,813     1.198858        6,104,361
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.50%    15,963,984     1.197253       19,112,927
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.60%    30,126,399     1.194067       35,972,939
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.65%       234,426     1.192459          279,543
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.70%         2,311     1.190880            2,752
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.75%       997,997     1.191521        1,189,135
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.80%     3,206,354     1.190688        3,817,767
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.85%     1,167,161     1.186112        1,384,383
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.95%       763,908     1.188155          907,641
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.00%        25,579     1.183606           30,276
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.15%        44,241     1.180645           52,233
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%       287,161     1.192254          342,369
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%    13,501,150     1.191844       16,091,265
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.60%     1,137,093     1.187086        1,349,827
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.65%     1,150,321     1.185486        1,363,689
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.70%        43,807     1.185096           51,916
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.75%     3,328,612     1.181151        3,931,593
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.80%    19,492,847     1.180771       23,016,588
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.95%       855,202     1.178252        1,007,643
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.00%       481,402     1.177425          566,814
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.05%       208,435     1.177019          245,332
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.10%       798,672     1.175310          938,688
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.15%       584,347     1.174916          686,558
Hartford Money Market HLS
 Fund -- Class IA.............     0.15%       196,033     3.474434          681,104
Hartford Money Market HLS
 Fund -- Class IA.............     0.25%       334,471     1.516934          507,370
Hartford Money Market HLS
 Fund -- Class IA.............     0.38%           939     3.950041            3,710
Hartford Money Market HLS
 Fund -- Class IA.............     0.70%        24,289     3.373104           81,928
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%         5,278     1.095304            5,781
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%       289,302     3.012154          871,424
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%    13,327,483     3.013573       40,163,342
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%       594,568     1.088411          647,134
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%            48     0.626403               30
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%            55     0.546262               30
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%            48     0.626858               30
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%     1,230,093     3.271738        4,024,540
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%   170,473,766     1.904922      324,739,226
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%     3,612,883     1.891645        6,834,292
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%     2,906,356     1.893835        5,504,159
Hartford Money Market HLS
 Fund -- Class IA.............     1.50%    11,245,961     1.114573       12,534,444
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     6,980,036     1.880654       13,127,033
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%       266,046     1.107490          294,644
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%        60,647     1.108089           67,202
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%       263,051     1.876655          493,655
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%            11     0.612944                7
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%            19     0.587487               11
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%       216,137     1.875334          405,329
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%       770,172     1.101047          847,996

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%        52,610   $ 1.871339  $        98,445
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%         2,234     1.095596            2,447
Hartford Money Market HLS
 Fund -- Class IB.............     1.25%    15,459,174     1.129779       17,465,451
Hartford Money Market HLS
 Fund -- Class IB.............     1.35%       135,698     1.122325          152,297
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%     2,072,245     1.121953        2,324,961
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%     4,800,224     1.047138        5,026,497
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    13,559,009     1.047138       14,198,153
Hartford Money Market HLS
 Fund -- Class IB.............     1.55%         4,140     1.119132            4,633
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%       535,838     1.041177          557,902
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%       903,258     1.041177          940,451
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%       220,121     1.041051          229,157
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     1,421,226     1.041051        1,479,569
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%     1,130,766     1.040702        1,176,791
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%        13,676     1.035452           14,161
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%     3,690,493     1.038571        3,832,839
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%     3,518,933     1.035113        3,642,493
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%     9,562,053     1.035113        9,897,809
Hartford Money Market HLS
 Fund -- Class IB.............     1.90%       273,282     1.036355          283,217
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%       191,715     1.036022          198,621
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%       480,961     1.032914          496,791
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%       173,269     1.032175          178,844
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%       301,847     1.032175          311,559
Hartford Money Market HLS
 Fund -- Class IB.............     2.05%        68,744     1.031840           70,933
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%       316,721     1.033420          327,306
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%       548,971     1.030327          565,620
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%        72,328     1.029983           74,497
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%       581,355     1.029983          598,786
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.15%       119,937     4.232311          507,610
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.25%         8,579     1.917778           16,452
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.70%        37,285     3.542416          132,079
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.80%        11,443     1.279188           14,637
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%       244,192     3.602967          879,815
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%     2,552,743     3.602967        9,197,450
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.15%       888,784     1.263744        1,123,196
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       984,713     3.435977        3,383,452
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%    64,733,153     2.765417      179,014,163
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.40%     3,033,425     2.746177        8,330,322
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.45%       939,231     2.749321        2,582,247
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%     8,419,554     1.262872       10,632,818
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.60%     9,021,300     2.730177       24,629,747
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.65%       147,737     1.254850          185,388
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.70%        15,266     1.255500           19,167
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.75%       251,283     2.724362          684,585
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.80%       448,827     2.722440        1,221,904
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%       138,165     1.247531          172,365
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.95%       255,709     2.716651          694,673
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.15%         4,880     1.241771            6,059
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%       301,304     1.224347          368,900
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%     5,504,542     1.223935        6,737,202
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%     7,923,375     1.223935        9,697,696
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       186,898     1.216930          227,442
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       561,051     1.216930          682,760

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%        59,110   $ 1.216790  $        71,924
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%       207,720     1.216790          252,752
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.70%        20,278     1.216376           24,666
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%        23,939     1.210261           28,973
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%     1,504,195     1.210261        1,820,469
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%     5,198,343     1.209847        6,289,200
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%     7,579,006     1.209847        9,169,438
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%       148,801     1.207278          179,644
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%       235,811     1.207278          284,689
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%        57,273     1.206423           69,096
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%        68,620     1.206423           82,785
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.05%       108,182     1.206015          130,469
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%       161,759     1.204260          194,800
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%       163,087     1.203854          196,333
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%       197,355     1.203854          237,587
Hartford Small Company HLS
 Fund -- Class IA.............     0.25%        63,783     1.852907          118,183
Hartford Small Company HLS
 Fund -- Class IA.............     0.80%        28,619     1.062582           30,411
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%        23,301     1.753013           40,848
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%       326,796     1.753013          572,877
Hartford Small Company HLS
 Fund -- Class IA.............     1.15%     1,485,389     1.049746        1,559,282
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%   117,302,878     1.720940      201,871,215
Hartford Small Company HLS
 Fund -- Class IA.............     1.40%     3,693,088     1.708952        6,311,310
Hartford Small Company HLS
 Fund -- Class IA.............     1.45%     2,245,471     1.710914        3,841,807
Hartford Small Company HLS
 Fund -- Class IA.............     1.50%     8,036,462     1.206069        9,692,528
Hartford Small Company HLS
 Fund -- Class IA.............     1.60%     7,509,723     1.698999       12,759,012
Hartford Small Company HLS
 Fund -- Class IA.............     1.65%       294,277     1.198411          352,665
Hartford Small Company HLS
 Fund -- Class IA.............     1.70%        47,554     1.199051           57,019
Hartford Small Company HLS
 Fund -- Class IA.............     1.75%       185,876     1.695391          315,133
Hartford Small Company HLS
 Fund -- Class IA.............     1.80%       699,498     1.694194        1,185,085
Hartford Small Company HLS
 Fund -- Class IA.............     1.85%       533,314     1.191428          635,405
Hartford Small Company HLS
 Fund -- Class IA.............     1.95%        75,896     1.690580          128,308
Hartford Small Company HLS
 Fund -- Class IA.............     2.00%        25,517     1.188901           30,337
Hartford Small Company HLS
 Fund -- Class IA.............     2.15%        31,780     1.185929           37,689
Hartford Small Company HLS
 Fund -- Class IB.............     1.25%    12,763,064     1.212014       15,469,010
Hartford Small Company HLS
 Fund -- Class IB.............     1.35%        91,207     1.203960          109,810
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%     1,499,483     1.203552        1,804,705
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%     3,208,804     0.630479        2,023,083
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    12,608,406     0.630479        7,949,335
Hartford Small Company HLS
 Fund -- Class IB.............     1.55%        19,183     1.200549           23,030
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%       975,997     0.626857          611,811
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     1,479,339     0.626857          927,334
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%        50,994     0.626793           31,963
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     1,428,871     0.626793          895,607
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%     1,351,841     0.626582          847,039
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%       100,484     0.623399           62,642
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%     4,553,987     0.625303        2,847,622
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%     4,230,935     0.623195        2,636,697
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    12,014,929     0.623195        7,487,644
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%        45,450     0.623972           28,359
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%        85,740     0.623774           53,483
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%       605,727     0.621867          376,682
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       168,690     0.621425          104,828

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       406,098   $ 0.621425  $       252,359
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%       143,924     0.621226           89,409
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%        87,525     0.622211           54,459
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%       591,925     0.620314          367,179
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%       163,840     0.620119          101,600
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%       319,561     0.620119          198,166
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.25%         7,736     1.099730            8,507
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.00%       106,739     1.086049          115,924
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%     1,539,346     1.083317        1,667,599
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%    20,592,300     1.081510       22,270,779
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.40%       813,870     1.078831          878,028
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.45%       794,052     1.077924          855,928
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.50%     7,954,624     1.077010        8,567,209
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%     9,289,936     1.075206        9,988,595
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.75%       155,679     1.072927          167,032
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.80%     1,117,002     1.072168        1,197,614
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%       379,235     1.070725          406,057
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.95%        80,296     1.069886           85,908
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.15%         5,632     1.065774            6,002
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%       148,042     1.078379          159,645
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.45%     3,085,016     1.078015        3,325,693
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.60%       163,740     1.075298          176,069
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.65%        81,108     1.074411           87,143
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.70%        39,089     1.074050           41,984
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.75%     2,447,185     1.072097        2,623,619
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.80%     6,237,171     1.071742        6,684,641
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.95%       254,877     1.069438          272,575
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.00%       263,614     1.068692          281,722
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.05%        72,181     1.068339           77,113
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.10%       307,387     1.066769          327,911
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.15%       138,977     1.066415          148,207
Hartford Stock HLS Fund --
 Class IA.....................     0.15%       547,344    14.049941        7,690,152
Hartford Stock HLS Fund --
 Class IA.....................     0.25%       907,314     3.006650        2,727,976
Hartford Stock HLS Fund --
 Class IA.....................     0.70%       178,664    17.088451        3,053,094
Hartford Stock HLS Fund --
 Class IA.....................     0.80%       156,724     0.860623          134,880
Hartford Stock HLS Fund --
 Class IA.....................     0.83%       519,936    14.262731        7,415,712
Hartford Stock HLS Fund --
 Class IA.....................     0.83%       634,085    14.237745        9,027,937
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        80,396     0.855599           68,786
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        76,155    13.715615        1,044,515
Hartford Stock HLS Fund --
 Class IA.....................     1.00%       350,171    10.453679        3,660,572
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     1,642,244     9.995970       16,415,823
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     1,137,385    17.481065       19,882,705
Hartford Stock HLS Fund --
 Class IA.....................     1.15%     7,099,400     0.850189        6,035,832
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     3,423,711    16.585442       56,783,761
Hartford Stock HLS Fund --
 Class IA.....................     1.25%   276,782,536     5.335088    1,476,659,189
Hartford Stock HLS Fund --
 Class IA.....................     1.40%     5,584,882     5.297915       29,588,228
Hartford Stock HLS Fund --
 Class IA.....................     1.45%     2,899,490     5.303982       15,378,843
Hartford Stock HLS Fund --
 Class IA.....................     1.50%    42,182,938     0.900541       37,987,465
Hartford Stock HLS Fund --
 Class IA.....................     1.60%    10,114,269     5.267024       53,272,097
Hartford Stock HLS Fund --
 Class IA.....................     1.65%       601,018     0.894817          537,801
Hartford Stock HLS Fund --
 Class IA.....................     1.70%       243,068     0.895298          217,619
Hartford Stock HLS Fund --
 Class IA.....................     1.75%       422,632     5.255817        2,221,276

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Stock HLS Fund --
 Class IA.....................     1.80%       728,196   $ 5.252079  $     3,824,543
Hartford Stock HLS Fund --
 Class IA.....................     1.85%       960,224     0.889596          854,211
Hartford Stock HLS Fund --
 Class IA.....................     1.95%        97,391     5.240932          510,420
Hartford Stock HLS Fund --
 Class IA.....................     2.00%        38,759     0.887709           34,407
Hartford Stock HLS Fund --
 Class IA.....................     2.15%           975     0.885479              863
Hartford Stock HLS Fund --
 Class IA.....................     2.20%        14,429     0.885188           12,772
Hartford Stock HLS Fund --
 Class IB.....................     1.25%    38,998,737     0.991108       38,651,961
Hartford Stock HLS Fund --
 Class IB.....................     1.35%       268,012     0.984525          263,864
Hartford Stock HLS Fund --
 Class IB.....................     1.40%     4,749,503     0.984211        4,674,513
Hartford Stock HLS Fund --
 Class IB.....................     1.45%     9,035,100     0.772000        6,975,097
Hartford Stock HLS Fund --
 Class IB.....................     1.45%    35,149,815     0.772000       27,135,657
Hartford Stock HLS Fund --
 Class IB.....................     1.55%        38,336     0.981736           37,636
Hartford Stock HLS Fund --
 Class IB.....................     1.60%     1,045,776     0.767593          802,730
Hartford Stock HLS Fund --
 Class IB.....................     1.60%     3,926,476     0.767593        3,013,936
Hartford Stock HLS Fund --
 Class IB.....................     1.65%       145,039     0.767487          111,316
Hartford Stock HLS Fund --
 Class IB.....................     1.65%     4,575,703     0.767487        3,511,793
Hartford Stock HLS Fund --
 Class IB.....................     1.70%     2,310,038     0.767225        1,772,319
Hartford Stock HLS Fund --
 Class IB.....................     1.75%       170,533     0.763371          130,180
Hartford Stock HLS Fund --
 Class IB.....................     1.75%    10,153,864     0.765679        7,774,600
Hartford Stock HLS Fund --
 Class IB.....................     1.80%    14,750,129     0.763122       11,256,148
Hartford Stock HLS Fund --
 Class IB.....................     1.80%    24,309,445     0.763122       18,551,076
Hartford Stock HLS Fund --
 Class IB.....................     1.90%       202,899     0.764043          155,023
Hartford Stock HLS Fund --
 Class IB.....................     1.95%       574,464     0.763798          438,774
Hartford Stock HLS Fund --
 Class IB.....................     1.95%       880,377     0.761499          670,406
Hartford Stock HLS Fund --
 Class IB.....................     2.00%       411,162     0.760952          312,875
Hartford Stock HLS Fund --
 Class IB.....................     2.00%       740,487     0.760952          563,475
Hartford Stock HLS Fund --
 Class IB.....................     2.05%       931,074     0.760699          708,267
Hartford Stock HLS Fund --
 Class IB.....................     2.10%       100,998     0.761871           76,948
Hartford Stock HLS Fund --
 Class IB.....................     2.10%     1,146,598     0.759589          870,943
Hartford Stock HLS Fund --
 Class IB.....................     2.15%       453,080     0.759345          344,044
Hartford Stock HLS Fund --
 Class IB.....................     2.15%       556,743     0.759345          422,760
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.25%        25,342     1.099864           27,873
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.80%        14,106     1.089805           15,372
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%        10,999     1.086165           11,946
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%       269,810     1.086165          293,059
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%     1,854,552     1.083443        2,009,301
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%    86,318,593     1.081638       93,365,470
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.40%     3,122,229     1.078918        3,368,629
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.45%     1,750,583     1.078029        1,887,179
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.50%    11,308,566     1.077128       12,180,773
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.60%    33,553,544     1.075324       36,080,931
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.65%        51,597     1.074434           55,437
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.75%     1,278,740     1.073039        1,372,138
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.80%     1,996,821     1.072282        2,141,156
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%       322,660     1.070855          345,522
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.95%       995,373     1.069999        1,065,048
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.00%       186,367     1.068579          199,148
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.15%         6,606     1.065908            7,041
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.40%       565,685     1.074296          607,713
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.45%    15,668,177     1.073938       16,826,651
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.60%       591,619     1.071249          633,771
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.65%       521,263     1.070343          557,930

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.70%        42,187   $ 1.069988  $        45,139
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.75%     2,866,686     1.068019        3,061,675
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.80%    29,236,600     1.067662       31,214,809
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.95%     1,283,557     1.065388        1,367,486
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.00%       768,622     1.064652          818,315
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.05%       239,205     1.064291          254,584
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.10%       392,853     1.062729          417,496
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.15%       787,915     1.062371          837,058
Hartford Value HLS Fund --
 Class IA.....................     0.25%        11,296     0.996768           11,260
Hartford Value HLS Fund --
 Class IA.....................     0.80%        30,675     0.982249           30,130
Hartford Value HLS Fund --
 Class IA.....................     1.00%         7,262     0.977019            7,095
Hartford Value HLS Fund --
 Class IA.....................     1.00%        12,172     0.977019           11,893
Hartford Value HLS Fund --
 Class IA.....................     1.00%        48,900     0.977019           47,777
Hartford Value HLS Fund --
 Class IA.....................     1.15%     1,294,507     0.973129        1,259,722
Hartford Value HLS Fund --
 Class IA.....................     1.25%    53,020,253     0.970529       51,457,693
Hartford Value HLS Fund --
 Class IA.....................     1.40%     1,460,216     0.966629        1,411,487
Hartford Value HLS Fund --
 Class IA.....................     1.45%     1,711,261     0.965362        1,651,987
Hartford Value HLS Fund --
 Class IA.....................     1.50%     3,985,216     0.964063        3,841,999
Hartford Value HLS Fund --
 Class IA.....................     1.60%     8,795,233     0.961501        8,456,625
Hartford Value HLS Fund --
 Class IA.....................     1.65%        33,263     0.960223           31,940
Hartford Value HLS Fund --
 Class IA.....................     1.75%       351,166     0.959458          336,929
Hartford Value HLS Fund --
 Class IA.....................     1.80%       815,223     0.958773          781,614
Hartford Value HLS Fund --
 Class IA.....................     1.85%       271,357     0.955109          259,175
Hartford Value HLS Fund --
 Class IA.....................     1.95%       121,416     0.956738          116,163
Hartford Value HLS Fund --
 Class IA.....................     2.15%         1,388     0.950690            1,320
Hartford Value HLS Fund --
 Class IB.....................     1.40%        57,634     0.959999           55,329
Hartford Value HLS Fund --
 Class IB.....................     1.45%     6,625,788     0.959675        6,358,603
Hartford Value HLS Fund --
 Class IB.....................     1.60%       244,805     0.955846          233,996
Hartford Value HLS Fund --
 Class IB.....................     1.65%       407,173     0.954566          388,673
Hartford Value HLS Fund --
 Class IB.....................     1.70%        17,197     0.954258           16,411
Hartford Value HLS Fund --
 Class IB.....................     1.75%     1,162,383     0.951083        1,105,523
Hartford Value HLS Fund --
 Class IB.....................     1.80%     7,297,520     0.950753        6,938,139
Hartford Value HLS Fund --
 Class IB.....................     1.95%       366,683     0.948736          347,885
Hartford Value HLS Fund --
 Class IB.....................     2.00%        56,020     0.948060           53,110
Hartford Value HLS Fund --
 Class IB.....................     2.05%       194,337     0.947744          184,182
Hartford Value HLS Fund --
 Class IB.....................     2.10%       231,351     0.946373          218,945
Hartford Value HLS Fund --
 Class IB.....................     2.15%       470,752     0.946054          445,357
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.25%         7,184     1.135807            8,160
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.00%       109,745     1.121669          123,098
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.15%       472,147     1.118843          528,258
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%     9,635,358     1.116996       10,762,657
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.40%       376,086     1.114206          419,037
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.45%       148,558     1.113287          165,388
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.50%     2,167,656     1.112332        2,411,154
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%     2,608,078     1.110493        2,896,253
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.65%        18,569     1.109553           20,604
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.75%        53,574     1.108132           59,367
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.80%       183,323     1.107332          202,999
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%        80,622     1.105852           89,156
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.95%        48,418     1.105001           53,502
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.15%         5,619     1.100753            6,186
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%        24,820     1.109080           27,528

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.45%       775,015   $ 1.108704  $       859,262
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.60%        53,167     1.105930           58,799
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.65%         7,612     1.104998            8,411
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.70%        35,073     1.104625           38,743
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.75%       271,504     1.102613          299,363
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.80%     2,891,862     1.102253        3,187,563
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.95%       138,121     1.099905          151,920
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.00%        44,373     1.099128           48,771
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.05%        49,999     1.098747           54,937
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.10%        70,238     1.097152           77,062
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.15%       106,711     1.096794          117,040
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%        85,332     1.074486           91,688
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%     1,018,796     1.074311        1,094,503
Hartford Equity Income HLS
 Fund -- Class IA.............     1.40%        11,726     1.074053           12,595
Hartford Equity Income HLS
 Fund -- Class IA.............     1.50%       346,421     1.073878          372,014
Hartford Equity Income HLS
 Fund -- Class IA.............     1.60%        15,687     1.073705           16,842
Hartford Equity Income HLS
 Fund -- Class IA.............     1.80%         5,337     1.073359            5,728
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%        12,165     1.073367           13,057
Hartford Equity Income HLS
 Fund -- Class IB.............     1.60%        10,020     1.073105           10,752
Hartford Equity Income HLS
 Fund -- Class IB.............     1.75%        65,511     1.072844           70,283
Hartford Equity Income HLS
 Fund -- Class IB.............     1.80%        50,436     1.072758           54,106
Hartford Equity Income HLS
 Fund -- Class IB.............     2.05%         1,244     1.072329            1,334
Hartford Equity Income HLS
 Fund -- Class IB.............     2.10%         2,562     1.072237            2,748
Huntington Income Equity
 Fund.........................     1.15%       573,447     1.088842          624,394
Huntington Income Equity
 Fund.........................     1.25%     4,886,843     1.088124        5,317,491
Huntington Income Equity
 Fund.........................     1.40%     1,193,878     1.081344        1,290,992
Huntington Income Equity
 Fund.........................     1.45%     1,447,921     1.081773        1,566,322
Huntington Income Equity
 Fund.........................     1.50%     2,141,007     1.081416        2,315,319
Huntington Income Equity
 Fund.........................     1.60%     5,555,862     1.075034        5,972,741
Huntington Income Equity
 Fund.........................     1.65%        23,750     1.185798           28,163
Huntington Income Equity
 Fund.........................     1.75%     1,148,679     1.072747        1,232,242
Huntington Income Equity
 Fund.........................     1.80%     1,963,636     1.072005        2,105,028
Huntington Income Equity
 Fund.........................     1.95%       209,297     1.069708          223,886
Huntington Income Equity
 Fund.........................     2.00%        45,869     1.180498           54,149
Huntington Income Equity
 Fund.........................     2.05%        24,993     1.180095           29,494
Huntington Income Equity
 Fund.........................     2.15%         5,133     1.178220            6,048
Huntington VA Dividend Capture
 Fund.........................     1.15%       548,392     1.209553          663,310
Huntington VA Dividend Capture
 Fund.........................     1.25%     2,873,616     1.208747        3,473,475
Huntington VA Dividend Capture
 Fund.........................     1.40%       240,974     1.204750          290,313
Huntington VA Dividend Capture
 Fund.........................     1.45%       310,677     1.203416          373,874
Huntington VA Dividend Capture
 Fund.........................     1.50%     2,234,005     1.203009        2,687,528
Huntington VA Dividend Capture
 Fund.........................     1.60%     4,143,762     1.199430        4,970,152
Huntington VA Dividend Capture
 Fund.........................     1.65%        31,766     1.220513           38,771
Huntington VA Dividend Capture
 Fund.........................     1.75%     1,029,824     1.196882        1,232,577
Huntington VA Dividend Capture
 Fund.........................     1.80%     1,829,125     1.196030        2,187,688
Huntington VA Dividend Capture
 Fund.........................     1.95%       507,504     1.193483          605,697
Huntington VA Dividend Capture
 Fund.........................     2.00%        67,618     1.215046           82,159
Huntington VA Dividend Capture
 Fund.........................     2.05%        27,052     1.214633           32,858
Huntington VA Dividend Capture
 Fund.........................     2.15%         1,673     1.212721            2,029
Huntington VA Growth Fund.....     1.15%       479,723     0.821875          394,272
Huntington VA Growth Fund.....     1.25%     3,267,640     0.821336        2,683,831
Huntington VA Growth Fund.....     1.40%       492,612     0.818061          402,986

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Huntington VA Growth Fund.....     1.45%       974,856   $ 0.816961  $       796,419
Huntington VA Growth Fund.....     1.50%     2,290,067     0.816693        1,870,282
Huntington VA Growth Fund.....     1.60%     3,694,126     0.813709        3,005,942
Huntington VA Growth Fund.....     1.65%        19,747     1.171036           23,125
Huntington VA Growth Fund.....     1.75%       806,383     0.811980          654,767
Huntington VA Growth Fund.....     1.80%     1,624,770     0.811389        1,318,320
Huntington VA Growth Fund.....     1.95%       466,692     0.809670          377,867
Huntington VA Growth Fund.....     2.00%        63,354     1.165812           73,859
Huntington VA Growth Fund.....     2.05%        14,457     1.165425           16,849
Huntington VA Growth Fund.....     2.15%         3,407     1.163564            3,965
Huntington VA Mid Corp America
 Fund.........................     1.15%       343,817     1.223973          420,823
Huntington VA Mid Corp America
 Fund.........................     1.25%     1,957,618     1.223153        2,394,467
Huntington VA Mid Corp America
 Fund.........................     1.40%       209,547     1.219115          255,462
Huntington VA Mid Corp America
 Fund.........................     1.45%       615,511     1.217767          749,549
Huntington VA Mid Corp America
 Fund.........................     1.50%     1,060,556     1.217354        1,291,072
Huntington VA Mid Corp America
 Fund.........................     1.60%     1,938,716     1.213734        2,353,085
Huntington VA Mid Corp America
 Fund.........................     1.65%        12,356     1.293197           15,979
Huntington VA Mid Corp America
 Fund.........................     1.75%       469,288     1.211155          568,381
Huntington VA Mid Corp America
 Fund.........................     1.80%     1,180,251     1.210299        1,428,457
Huntington VA Mid Corp America
 Fund.........................     1.95%       207,608     1.207729          250,734
Huntington VA Mid Corp America
 Fund.........................     2.00%        26,712     1.287406           34,389
Huntington VA Mid Corp America
 Fund.........................     2.05%        20,062     1.286970           25,819
Huntington VA New Economy
 Fund.........................     1.15%       169,665     1.205103          204,463
Huntington VA New Economy
 Fund.........................     1.25%       347,585     1.204284          418,592
Huntington VA New Economy
 Fund.........................     1.40%       113,157     1.200283          135,820
Huntington VA New Economy
 Fund.........................     1.45%        99,118     1.198944          118,836
Huntington VA New Economy
 Fund.........................     1.50%       309,866     1.198550          371,390
Huntington VA New Economy
 Fund.........................     1.60%       620,174     1.194985          741,098
Huntington VA New Economy
 Fund.........................     1.75%       164,799     1.192454          196,515
Huntington VA New Economy
 Fund.........................     1.80%       165,738     1.191600          197,493
Huntington VA New Economy
 Fund.........................     1.95%       153,047     1.189063          181,983
Huntington VA New Economy
 Fund.........................     2.05%         2,565     1.287366            3,301
Huntington VA Rotating Index
 Fund.........................     1.15%       108,665     1.073672          116,671
Huntington VA Rotating Index
 Fund.........................     1.25%       676,547     1.072948          725,900
Huntington VA Rotating Index
 Fund.........................     1.40%        65,311     1.069388           69,843
Huntington VA Rotating Index
 Fund.........................     1.45%       127,830     1.068202          136,548
Huntington VA Rotating Index
 Fund.........................     1.50%       659,398     1.067839          704,130
Huntington VA Rotating Index
 Fund.........................     1.60%       877,962     1.064669          934,742
Huntington VA Rotating Index
 Fund.........................     1.75%       350,660     1.062402          372,542
Huntington VA Rotating Index
 Fund.........................     1.80%       347,984     1.061652          369,438
Huntington VA Rotating Index
 Fund.........................     1.95%       284,883     1.059392          301,802
Huntington VA Rotating Index
 Fund.........................     2.05%         2,626     1.259938            3,308
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.25%        76,083     0.750243           57,080
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.45%        23,759     0.745866           17,721
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.80%        23,755     0.946792           22,491
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.25%        84,413     0.827154           69,823
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.60%        25,088     0.817180           20,501
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.80%         3,355     1.001220            3,359
Marsico International
 Opportunities Portfolio......     1.25%     8,504,136     1.334586       11,349,501
Marsico International
 Opportunities Portfolio......     1.35%       240,667     1.325730          319,059
Marsico International
 Opportunities Portfolio......     1.40%     1,679,388     1.325288        2,225,672
Marsico International
 Opportunities Portfolio......     1.45%       247,813     1.326827          328,805

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Marsico International
 Opportunities Portfolio......     1.55%        35,367   $ 1.321979  $        46,754
Marsico International
 Opportunities Portfolio......     1.60%       205,554     1.317594          270,837
Marsico International
 Opportunities Portfolio......     1.65%        67,684     1.317152           89,150
Marsico International
 Opportunities Portfolio......     1.70%     1,353,048     1.314728        1,778,890
Marsico International
 Opportunities Portfolio......     1.75%     2,764,298     1.314284        3,633,072
Marsico International
 Opportunities Portfolio......     1.90%       146,937     1.311489          192,706
Marsico International
 Opportunities Portfolio......     1.95%        85,862     1.311062          112,571
Marsico International
 Opportunities Portfolio......     2.00%       226,156     1.310615          296,403
Marsico International
 Opportunities Portfolio......     2.10%       109,063     1.307781          142,630
Nations High Yield Bond.......     1.25%     8,121,603     1.316064       10,688,550
Nations High Yield Bond.......     1.35%       143,997     1.309633          188,584
Nations High Yield Bond.......     1.40%     1,900,822     1.309185        2,488,527
Nations High Yield Bond.......     1.45%       607,366     1.308403          794,680
Nations High Yield Bond.......     1.55%        60,021     1.305909           78,382
Nations High Yield Bond.......     1.60%       388,725     1.301564          505,951
Nations High Yield Bond.......     1.65%        22,959     1.301135           29,873
Nations High Yield Bond.......     1.70%     1,777,470     1.298759        2,308,505
Nations High Yield Bond.......     1.75%     3,498,512     1.298320        4,542,187
Nations High Yield Bond.......     1.90%       172,935     1.295553          224,047
Nations High Yield Bond.......     1.95%       617,749     1.295134          800,067
Nations High Yield Bond.......     2.00%       199,797     1.294690          258,675
Nations High Yield Bond.......     2.10%       359,872     1.291886          464,913
Nations International Value
 Portfolio....................     1.25%     7,159,157     1.037244        7,425,792
Nations International Value
 Portfolio....................     1.40%       607,430     1.031802          626,748
Nations International Value
 Portfolio....................     1.45%       875,753     1.031178          903,058
Nations International Value
 Portfolio....................     1.55%         6,049     1.029230            6,226
Nations International Value
 Portfolio....................     1.60%       570,046     1.025794          584,750
Nations International Value
 Portfolio....................     1.75%       104,355     1.023231          106,779
Nations International Value
 Portfolio....................     1.80%        36,836     1.022889           37,679
Nations International Value
 Portfolio....................     2.10%        18,174     1.018183           18,505
Nations Marsico Focused
 Equities Portfolio...........     1.25%    58,299,298     1.429978       83,366,711
Nations Marsico Focused
 Equities Portfolio...........     1.35%       301,168     1.420451          427,795
Nations Marsico Focused
 Equities Portfolio...........     1.40%     6,524,148     1.419974        9,264,121
Nations Marsico Focused
 Equities Portfolio...........     1.45%     1,089,250     1.421639        1,548,520
Nations Marsico Focused
 Equities Portfolio...........     1.55%        75,231     1.416411          106,558
Nations Marsico Focused
 Equities Portfolio...........     1.60%       526,132     1.411707          742,744
Nations Marsico Focused
 Equities Portfolio...........     1.65%        89,879     1.411231          126,840
Nations Marsico Focused
 Equities Portfolio...........     1.70%     1,353,535     1.408668        1,906,681
Nations Marsico Focused
 Equities Portfolio...........     1.75%     4,158,278     1.408191        5,855,650
Nations Marsico Focused
 Equities Portfolio...........     1.80%        28,101     1.407717           39,558
Nations Marsico Focused
 Equities Portfolio...........     1.90%        90,811     1.405182          127,606
Nations Marsico Focused
 Equities Portfolio...........     1.95%       262,960     1.404727          369,387
Nations Marsico Focused
 Equities Portfolio...........     2.00%       328,778     1.404249          461,687
Nations Marsico Focused
 Equities Portfolio...........     2.10%       175,532     1.401208          245,957
Nations Asset Allocation
 Portfolio....................     1.25%     6,460,430     0.980209        6,332,570
Nations Asset Allocation
 Portfolio....................     1.35%        27,218     0.973681           26,501
Nations Asset Allocation
 Portfolio....................     1.40%     1,003,298     0.973355          976,565
Nations Asset Allocation
 Portfolio....................     1.45%       408,238     0.974501          397,828
Nations Asset Allocation
 Portfolio....................     1.55%        11,553     0.970922           11,217
Nations Asset Allocation
 Portfolio....................     1.60%       137,220     0.967705          132,789
Nations Asset Allocation
 Portfolio....................     1.65%         8,829     0.967388            8,542
Nations Asset Allocation
 Portfolio....................     1.70%       150,254     0.965604          145,085

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Nations Asset Allocation
 Portfolio....................     1.75%       738,807   $ 0.965279  $       713,155
Nations Asset Allocation
 Portfolio....................     1.90%         4,797     0.963230            4,621
Nations Asset Allocation
 Portfolio....................     1.95%        29,595     0.962916           28,497
Nations Asset Allocation
 Portfolio....................     2.00%         5,771     0.962593            5,555
Nations Asset Allocation
 Portfolio....................     2.10%        83,124     0.960506           79,842
Nations Capital Growth
 Portfolio....................     1.25%     7,388,970     0.827181        6,112,016
Nations Capital Growth
 Portfolio....................     1.35%        62,109     0.821683           51,034
Nations Capital Growth
 Portfolio....................     1.40%       882,550     0.821408          724,934
Nations Capital Growth
 Portfolio....................     1.45%       379,895     0.822346          312,406
Nations Capital Growth
 Portfolio....................     1.55%         6,517     0.819343            5,340
Nations Capital Growth
 Portfolio....................     1.60%       146,236     0.816617          119,419
Nations Capital Growth
 Portfolio....................     1.65%        40,896     0.816355           33,386
Nations Capital Growth
 Portfolio....................     1.70%       990,367     0.814840          806,991
Nations Capital Growth
 Portfolio....................     1.75%     2,317,357     0.814572        1,887,654
Nations Capital Growth
 Portfolio....................     1.90%       275,915     0.812834          224,273
Nations Capital Growth
 Portfolio....................     1.95%       265,088     0.812573          215,403
Nations Capital Growth
 Portfolio....................     2.00%       204,895     0.812308          166,438
Nations Capital Growth
 Portfolio....................     2.10%        90,181     0.810535           73,095
Nations Marsico Growth
 Portfolio....................     1.25%    32,617,125     1.373672       44,805,231
Nations Marsico Growth
 Portfolio....................     1.35%        34,130     1.364567           46,572
Nations Marsico Growth
 Portfolio....................     1.40%     4,544,389     1.364106        6,199,028
Nations Marsico Growth
 Portfolio....................     1.45%       521,885     1.365666          712,721
Nations Marsico Growth
 Portfolio....................     1.55%         8,026     1.360673           10,920
Nations Marsico Growth
 Portfolio....................     1.60%       661,115     1.356127          896,556
Nations Marsico Growth
 Portfolio....................     1.65%        12,378     1.355679           16,781
Nations Marsico Growth
 Portfolio....................     1.70%       706,443     1.353203          955,961
Nations Marsico Growth
 Portfolio....................     1.75%     1,192,252     1.352759        1,612,829
Nations Marsico Growth
 Portfolio....................     1.90%         3,762     1.349875            5,078
Nations Marsico Growth
 Portfolio....................     1.95%        85,867     1.349420          115,871
Nations Marsico Growth
 Portfolio....................     2.00%        51,997     1.348965           70,143
Nations Marsico Growth
 Portfolio....................     2.10%       565,814     1.346056          761,618
Nations Marsico 21st Century
 Portfolio....................     1.25%     5,305,467     0.798552        4,236,691
Nations Marsico 21st Century
 Portfolio....................     1.35%        49,081     0.793279           38,935
Nations Marsico 21st Century
 Portfolio....................     1.40%       451,435     0.793008          357,992
Nations Marsico 21st Century
 Portfolio....................     1.45%       318,389     0.793900          252,769
Nations Marsico 21st Century
 Portfolio....................     1.60%       248,069     0.788384          195,574
Nations Marsico 21st Century
 Portfolio....................     1.65%         1,086     0.788117              856
Nations Marsico 21st Century
 Portfolio....................     1.70%       521,550     0.786672          410,288
Nations Marsico 21st Century
 Portfolio....................     1.75%       647,497     0.786416          509,202
Nations Marsico 21st Century
 Portfolio....................     2.00%         4,721     0.784220            3,703
Nations Midcap Growth
 Portfolio....................     1.25%     5,933,293     0.686687        4,074,315
Nations Midcap Growth
 Portfolio....................     1.35%       354,348     0.684168          242,434
Nations Midcap Growth
 Portfolio....................     1.40%     1,611,266     0.683940        1,102,009
Nations Midcap Growth
 Portfolio....................     1.45%       329,618     0.683026          225,138
Nations Midcap Growth
 Portfolio....................     1.55%        65,677     0.682229           44,807
Nations Midcap Growth
 Portfolio....................     1.60%       531,126     0.680313          361,332
Nations Midcap Growth
 Portfolio....................     1.65%        58,729     0.680073           39,940
Nations Midcap Growth
 Portfolio....................     1.70%     3,687,459     0.678824        2,503,136
Nations Midcap Growth
 Portfolio....................     1.75%     6,280,793     0.678597        4,262,127
Nations Midcap Growth
 Portfolio....................     1.90%       349,772     0.677152          236,849
Nations Midcap Growth
 Portfolio....................     1.95%       942,163     0.676940          637,788
Nations Midcap Growth
 Portfolio....................     2.00%       379,635     0.676710          256,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Nations Midcap Growth
 Portfolio....................     2.10%       322,767   $ 0.675221  $       217,939
Nations Small Company
 Portfolio....................     1.25%     5,854,620     1.008916        5,906,820
Nations Small Company
 Portfolio....................     1.35%       157,239     1.002213          157,587
Nations Small Company
 Portfolio....................     1.40%     1,395,341     1.001865        1,397,944
Nations Small Company
 Portfolio....................     1.45%       438,433     1.003011          439,753
Nations Small Company
 Portfolio....................     1.55%        39,764     0.999357           39,739
Nations Small Company
 Portfolio....................     1.60%       331,047     0.996029          329,733
Nations Small Company
 Portfolio....................     1.65%        72,039     0.995694           71,729
Nations Small Company
 Portfolio....................     1.70%     1,280,918     0.993871        1,273,067
Nations Small Company
 Portfolio....................     1.75%     3,037,331     0.993538        3,017,703
Nations Small Company
 Portfolio....................     1.90%       130,806     0.991423          129,684
Nations Small Company
 Portfolio....................     1.95%       442,801     0.991087          438,854
Nations Small Company
 Portfolio....................     2.00%       141,843     0.990756          140,532
Nations Small Company
 Portfolio....................     2.10%       191,757     0.988604          189,572
Nations Value Portfolio.......     1.25%    11,044,863     1.023674       11,306,339
Nations Value Portfolio.......     1.35%       358,345     1.016898          364,400
Nations Value Portfolio.......     1.40%     2,310,031     1.016553        2,348,269
Nations Value Portfolio.......     1.45%       457,451     1.017705          465,550
Nations Value Portfolio.......     1.55%       124,747     1.014006          126,494
Nations Value Portfolio.......     1.60%       272,202     1.010618          275,092
Nations Value Portfolio.......     1.65%       133,330     1.010284          134,701
Nations Value Portfolio.......     1.70%     2,503,931     1.008416        2,525,004
Nations Value Portfolio.......     1.75%     4,780,181     1.008088        4,818,844
Nations Value Portfolio.......     1.90%       229,693     1.005947          231,059
Nations Value Portfolio.......     1.95%       124,512     1.005598          125,209
Nations Value Portfolio.......     2.00%       336,152     1.005263          337,921
Nations Value Portfolio.......     2.10%       127,882     1.003100          128,278
Jennison 20/20 Focus
 Portfolio -- Class II........     1.25%       228,032     0.930907          212,278
Jennison 20/20 Focus
 Portfolio -- Class II........     1.40%        29,848     0.926002           27,639
Jennison 20/20 Focus
 Portfolio -- Class II........     1.45%        45,976     0.925485           42,550
Jennison 20/20 Focus
 Portfolio -- Class II........     1.60%        84,102     0.920601           77,424
Jennison 20/20 Focus
 Portfolio -- Class II........     1.80%        62,495     0.935164           58,443
Jennison 20/20 Focus
 Portfolio -- Class II........     2.00%        20,395     0.932510           19,018
Jennison Portfolio --
 Class II.....................     1.25%       819,470     0.547864          448,958
Jennison Portfolio --
 Class II.....................     1.40%       130,839     0.544960           71,302
Jennison Portfolio --
 Class II.....................     1.45%       482,822     0.544644          262,966
Jennison Portfolio --
 Class II.....................     1.60%       421,140     0.541773          228,162
Jennison Portfolio --
 Class II.....................     1.65%       317,639     0.772650          245,423
Jennison Portfolio --
 Class II.....................     1.80%       125,910     0.769383           96,873
Prudential Value Portfolio --
 Class II.....................     1.25%       152,072     0.911395          138,599
Prudential Value Portfolio --
 Class II.....................     1.40%        43,086     0.907749           39,111
Prudential Value Portfolio --
 Class II.....................     1.45%       127,060     0.906539          115,184
Prudential Value Portfolio --
 Class II.....................     1.60%        71,493     0.902902           64,551
Prudential Value Portfolio --
 Class II.....................     1.75%        67,244     0.900980           60,586
Prudential Value Portfolio --
 Class II.....................     1.80%       125,895     0.898114          113,068
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.25%        36,539     0.774740           28,309
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.45%        29,304     0.770623           22,582
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.60%         9,949     0.767537            7,636
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.80%       145,120     0.763449          110,792
Smith Barney Government
 Fund -- Class A..............     1.00%         8,092     2.894994           23,427
Smith Barney Appreciation
 Fund -- Class A..............     1.00%        11,629    12.239804          142,336
Smith Barney Cash
 Portfolio -- Class A.........     1.00%         3,858     3.228745           12,456

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Smith Barney Cash
 Portfolio -- Class A.........     1.00%        71,118   $ 3.341043  $       237,609
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.25%    17,525,493     0.987912       17,313,643
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.40%       808,452     0.981015          793,103
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.45%       231,763     0.856628          198,535
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.50%     2,957,381     0.842761        2,492,366
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.60%       365,666     0.852991          311,910
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.65%        21,722     0.971267           21,098
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.70%        19,534     0.837853           16,367
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.75%        15,671     0.851164           13,339
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.85%        59,675     0.965609           57,623
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.25%       129,257     9.315179        1,204,052
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.40%        11,902     9.274537          110,384
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.45%        33,060     9.261033          306,172
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.60%        44,252     9.220631          408,031
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.75%         5,975     9.201036           54,974
Victory Variable Insurance
 Small Company Opportunity
 Fund -- Class A..............     1.25%        17,217    11.138601          191,773
Victory Variable Insurance
 Small Company Opportunity
 Fund -- Class A..............     1.45%         4,555    11.073921           50,444
Victory Variable Insurance
 Small Company Opportunity
 Fund -- Class A..............     1.60%        25,414    11.025622          280,202
Victory Variable Insurance
 Small Company Opportunity
 Fund -- Class A..............     1.95%           383    10.971000            4,201
STI Classic VT Capital
 Appreciation Fund............     1.40%         9,360     1.179385           11,039
STI Classic VT Capital
 Appreciation Fund............     1.45%         4,359     1.178989            5,139
STI Classic VT Capital
 Appreciation Fund............     1.70%        18,538     1.175564           21,792
STI Classic VT Capital
 Appreciation Fund............     1.75%       442,793     1.174096          519,882
STI Classic VT Capital
 Appreciation Fund............     1.80%       846,708     1.173705          993,786
STI Classic VT Capital
 Appreciation Fund............     1.95%        75,196     1.171444           88,088
STI Classic VT Capital
 Appreciation Fund............     2.05%         1,569     1.170298            1,836
STI Classic VT Capital
 Appreciation Fund............     2.15%        19,513     1.168453           22,800
STI Classic VT Growth & Income
 Fund.........................     1.40%         6,012     1.303674            7,838
STI Classic VT Growth & Income
 Fund.........................     1.70%         8,527     1.299470           11,081
STI Classic VT Growth & Income
 Fund.........................     1.75%       552,408     1.297845          716,940
STI Classic VT Growth & Income
 Fund.........................     1.80%       573,126     1.297400          743,574
STI Classic VT Growth & Income
 Fund.........................     1.95%       132,845     1.294909          172,022
STI Classic VT Growth & Income
 Fund.........................     2.05%         1,243     1.293663            1,608
STI Classic VT Growth & Income
 Fund.........................     2.15%        10,115     1.291608           13,064
STI Classic VT Mid-Cap Equity
 Fund.........................     1.40%         3,457     1.288413            4,454
STI Classic VT Mid-Cap Equity
 Fund.........................     1.70%         8,456     1.284256           10,859
STI Classic VT Mid-Cap Equity
 Fund.........................     1.75%       154,063     1.282650          197,610
STI Classic VT Mid-Cap Equity
 Fund.........................     1.80%       302,147     1.282219          387,419
STI Classic VT Mid-Cap Equity
 Fund.........................     2.05%         1,444     1.278501            1,846
STI Classic VT Mid-Cap Equity
 Fund.........................     2.15%        13,184     1.276487           16,830
STI Classic VT Value Income
 Stock Fund...................     1.40%         5,336     1.303725            6,957
STI Classic VT Value Income
 Stock Fund...................     1.45%         3,369     1.303268            4,391
STI Classic VT Value Income
 Stock Fund...................     1.70%         8,507     1.299524           11,056
STI Classic VT Value Income
 Stock Fund...................     1.75%       303,031     1.297885          393,299
STI Classic VT Value Income
 Stock Fund...................     1.80%       629,841     1.297456          817,191
STI Classic VT Value Income
 Stock Fund...................     1.95%       361,222     1.294966          467,771
STI Classic VT Value Income
 Stock Fund...................     2.00%        17,506     1.294132           22,655
STI Classic VT Value Income
 Stock Fund...................     2.05%           588     1.293697              761
STI Classic VT Value Income
 Stock Fund...................     2.15%        13,763     1.291652           17,777
                                                                     ---------------
    SUB-TOTAL.................                                       $16,052,388,193
                                                                     ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
American Century VP Capital
 Appreciation Fund............     1.25%         4,307   $ 1.084906  $         4,673
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%        10,215     0.920414            9,402
Calvert Social Balanced
 Portfolio -- Class A.........     1.25%        91,716     2.741041          251,396
Evergreen VA Growth Fund --
 Class 1......................     1.25%        23,376     1.109393           25,933
Evergreen VA International
 Equity Fund -- Class 1.......     1.25%        31,080     1.224217           38,049
Evergreen VA Omega Fund --
 Class 1......................     1.25%        11,731     0.749892            8,797
Evergreen VA Special Equity
 Fund -- Class 1..............     1.25%        19,558     0.871430           17,044
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.25%        32,812     1.058149           34,720
Fidelity-Registered Trademark-
 VIP Growth...................     1.25%         3,790     1.794209            6,800
Fidelity-Registered Trademark-
 VIP Contrafund --
 Class INIT...................     1.25%           231     2.306999              533
Hartford Advisers HLS Fund --
 Class IA.....................     0.15%        17,134     8.005787          137,167
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%        48,574     6.716666          326,257
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%        18,133     1.002662           18,181
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     2,459,941     4.417174       10,865,988
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     1,750,496     6.408429       11,217,931
Hartford Advisers HLS Fund --
 Class IB.....................     1.25%        17,188     1.102781           18,954
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%        48,619     0.933334           45,377
Hartford Bond HLS Fund --
 Class IA.....................     0.15%         2,092     6.728784           14,077
Hartford Bond HLS Fund --
 Class IA.....................     1.00%        30,434     6.898793          209,960
Hartford Bond HLS Fund --
 Class IA.....................     1.00%         6,166     6.871554           42,372
Hartford Bond HLS Fund --
 Class IA.....................     1.00%         4,433     5.800581           25,717
Hartford Bond HLS Fund --
 Class IA.....................     1.15%         6,137     1.392762            8,547
Hartford Bond HLS Fund --
 Class IA.....................     1.25%       197,891     6.540384        1,294,282
Hartford Bond HLS Fund --
 Class IA.....................     1.25%       674,687     3.002676        2,025,866
Hartford Bond HLS Fund --
 Class IB.....................     1.25%         7,331     1.381104           10,125
Hartford Bond HLS Fund --
 Class IB.....................     1.45%        34,660     1.338544           46,394
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.15%         5,261    17.365115           91,353
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%         5,530    14.679403           81,175
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%        14,214     1.425031           20,256
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       408,585    14.039409        5,736,291
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       561,385     8.596106        4,825,726
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.25%         2,335     1.550655            3,622
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%       707,319     2.830792        2,002,273
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%       418,902     2.546055        1,066,548
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.25%         3,174     1.164713            3,697
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%       144,778     1.664429          240,973
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%        27,130     1.586593           43,045
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%       145,791     1.571257          229,075
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%        28,436     0.457960           13,023
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%        93,861     1.139354          106,941
Hartford Growth HLS Fund --
 Class IA.....................     1.25%        46,548     1.125967           52,412
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%        25,710     1.090977           28,049
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%       241,547     1.211312          292,588
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%        44,340     1.128876           50,054
Hartford Index HLS Fund --
 Class IA.....................     0.15%         7,896     4.978349           39,311
Hartford Index HLS Fund --
 Class IA.....................     1.00%         6,943     1.686970           11,713
Hartford Index HLS Fund --
 Class IA.....................     1.25%       708,311     4.337163        3,072,061
Hartford Index HLS Fund --
 Class IA.....................     1.25%       441,814     4.206054        1,858,293
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%        20,757     1.041891           21,627
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%        64,406     1.326433           85,430
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.15%         8,737     1.841119           16,086

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       539,727   $ 1.586746  $       856,410
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       189,235     1.587366          300,386
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%       217,064     2.791258          605,881
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%       150,910     1.205275          181,888
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%        10,366     3.013573           31,240
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%       200,118     3.271738          654,733
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%       501,281     1.904922          954,901
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%        29,985     3.602967          108,035
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       171,282     3.435977          588,520
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       267,375     2.765417          739,403
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%       224,401     1.720940          386,181
Hartford Small Company HLS
 Fund -- Class IB.............     1.25%         9,066     1.212014           10,988
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%         9,422     1.081510           10,190
Hartford Stock HLS Fund --
 Class IA.....................     0.15%         9,080    14.049941          127,572
Hartford Stock HLS Fund --
 Class IA.....................     0.83%        49,792    14.237745          708,925
Hartford Stock HLS Fund --
 Class IA.....................     0.83%         7,299    14.262731          104,109
Hartford Stock HLS Fund --
 Class IA.....................     1.00%       125,761    17.481065        2,198,433
Hartford Stock HLS Fund --
 Class IA.....................     1.00%         1,066    17.426869           18,576
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        10,894    13.715615          149,424
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        10,551     9.995970          105,471
Hartford Stock HLS Fund --
 Class IA.....................     1.25%       615,294    16.585442       10,204,927
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     1,035,103     5.335088        5,522,367
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%       259,144     1.081638          280,300
Hartford Value HLS Fund --
 Class IA.....................     1.25%       170,510     0.970529          165,485
Hartford Value Opportuniites
 HLS Fund -- Class IA.........     1.25%        23,316     1.116996           26,044
Nations Marisco Focused
 Equities Portfolio...........     1.25%        36,186     1.429978           51,746
Nations Capital Growth
 Portfolio....................     1.25%        13,079     0.827181           10,818
Nations Marisco Growth
 Portfolio....................     1.25%        18,228     1.373672           25,039
Jennison Portfolio --
 Class II.....................     1.25%        12,604     0.547864            6,906
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.25%        11,469     0.987912           11,330
                                                                     ---------------
    SUB-TOTAL.................                                       $    71,842,392
                                                                     ---------------
GRAND TOTAL...................                                       $16,124,230,585
                                                                     ===============

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                      This page intentionally left blank.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN CENTURY
                              VP CAPITAL      AIM V.I. CAPITAL   AIM V.I. HIGH
                           APPRECIATION FUND  APPRECIATION FUND   YIELD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............      $--               $  --            $  430,747
                               ---------         -----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........        (31,884)           (105,353)        (78,747)
                               ---------         -----------      ----------
    Net investment income
     (loss)..............        (31,884)           (105,353)        352,000
                               ---------         -----------      ----------
CAPITAL GAINS INCOME.....       --                  --               --
                               ---------         -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (130,363)         (2,322,679)       (541,022)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        604,376           4,436,398       1,620,997
                               ---------         -----------      ----------
    Net gain (loss) on
     investments.........        474,013           2,113,719       1,079,975
                               ---------         -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 442,129         $ 2,008,366      $1,431,975
                               =========         ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                             ALLIANCE BERNSTEIN  ALLIANCE BERNSTEIN
                           AIM V.I. PREMIER   VPS GLOBAL BOND      VPS GROWTH AND    AMSOUTH CAPITAL  AMSOUTH VALUE  AMSOUTH SELECT
                             EQUITY FUND         PORTFOLIO        INCOME PORTFOLIO     GROWTH FUND        FUND        EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ------------------  ------------------  ---------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............    $    62,888          $ 84,212            $ 25,597         $  --           $   558,867     $  225,161
                             -----------          --------            --------         ----------      -----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (276,969)          (18,229)            (38,257)           (88,105)        (656,535)      (518,355)
                             -----------          --------            --------         ----------      -----------     ----------
    Net investment income
     (loss)..............       (214,081)           65,983             (12,660)           (88,105)         (97,668)      (293,194)
                             -----------          --------            --------         ----------      -----------     ----------
CAPITAL GAINS INCOME.....       --                --                  --                  --               --             990,730
                             -----------          --------            --------         ----------      -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (4,065,470)            3,581             (33,428)             5,354       (2,857,399)       (61,404)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      8,815,340            81,770             858,385          1,419,241       12,278,784      8,141,687
                             -----------          --------            --------         ----------      -----------     ----------
    Net gain (loss) on
     investments.........      4,749,870            85,351             824,957          1,424,595        9,421,385      8,080,283
                             -----------          --------            --------         ----------      -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 4,535,789          $151,334            $812,297         $1,336,490      $ 9,323,717     $8,777,819
                             ===========          ========            ========         ==========      ===========     ==========


                            BB & T CAPITAL
                           APPRECIATION FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............     $ --
                              ----------
EXPENSE:
  Mortality and expense
   undertakings..........        (70,665)
                              ----------
    Net investment income
     (loss)..............        (70,665)
                              ----------
CAPITAL GAINS INCOME.....       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            138
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,535,446
                              ----------
    Net gain (loss) on
     investments.........      1,535,584
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,464,919
                              ==========

(a) Formerly Alliance VP Global Bond Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance VP Growth and Income Portfolio Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            BB & T CAPITAL
                                MANAGER                         BB & T LARGE
                           AGGRESSIVE GROWTH   BB & T GROWTH   COMPANY GROWTH
                                 FUND         AND INCOME FUND       FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............      $ 16,466         $   978,634       $--
                               --------         -----------       --------
EXPENSE:
  Mortality and expense
   undertakings..........       (49,237)           (694,030)       (50,017)
                               --------         -----------       --------
    Net investment income
     (loss)..............       (32,771)            284,604        (50,017)
                               --------         -----------       --------
CAPITAL GAINS INCOME.....       --                 --              --
                               --------         -----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (28,848)           (312,209)           957
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       882,053          11,380,052        927,817
                               --------         -----------       --------
    Net gain (loss) on
     investments.........       853,205          11,067,843        928,774
                               --------         -----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $820,434         $11,352,447       $878,757
                               ========         ===========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                                                                               EVERGREEN VA
                             CALVERT SOCIAL     EVERGREEN VA    EVERGREEN VA  EVERGREEN VA    INTERNATIONAL     EVERGREEN VA
                           BALANCED PORTFOLIO  FOUNDATION FUND      FUND      GROWTH FUND      EQUITY FUND       OMEGA FUND
                              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)    SUB-ACCOUNT
                           ------------------  ---------------  ------------  ------------  ------------------  ------------
INVESTMENT INCOME:
  Dividends..............       $ 61,558          $150,967        $ 11,052     $  --            $  148,665       $  --
                                --------          --------        --------     ----------       ----------       ----------
EXPENSE:
  Mortality and expense
   undertakings..........        (38,772)          (82,317)        (17,179)      (120,489)        (168,113)        (109,090)
                                --------          --------        --------     ----------       ----------       ----------
    Net investment income
     (loss)..............         22,786            68,650          (6,127)      (120,489)         (19,448)        (109,090)
                                --------          --------        --------     ----------       ----------       ----------
CAPITAL GAINS INCOME.....       --                 --               --            --              --                --
                                --------          --------        --------     ----------       ----------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (5,023)          (90,901)        (26,938)       (48,448)        (916,755)        (215,842)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        506,013           860,035         350,980      3,163,551        4,448,841        2,941,870
                                --------          --------        --------     ----------       ----------       ----------
    Net gain (loss) on
     investments.........        500,990           769,134         324,042      3,115,103        3,532,086        2,726,028
                                --------          --------        --------     ----------       ----------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $523,776          $837,784        $317,915     $2,994,614       $3,512,638       $2,616,938
                                ========          ========        ========     ==========       ==========       ==========

                              EVERGREEN VA
                             SPECIAL VALUES
                                  FUND
                            SUB-ACCOUNT (D)
                           ------------------
INVESTMENT INCOME:
  Dividends..............       $  4,208
                                --------
EXPENSE:
  Mortality and expense
   undertakings..........        (37,109)
                                --------
    Net investment income
     (loss)..............        (32,901)
                                --------
CAPITAL GAINS INCOME.....       --
                                --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          4,107
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        785,666
                                --------
    Net gain (loss) on
     investments.........        789,773
                                --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $756,872
                                ========

(c) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(d) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            EVERGREEN VA                        EVERGREEN VA
                           SPECIAL EQUITY  EVERGREEN VA HIGH  GROWTH AND INCOME
                                FUND          INCOME FUND           FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (E)
                           --------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $--               $24,820          $   480,970
                              --------          -------          -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (13,725)          (2,210)            (194,653)
                              --------          -------          -----------
    Net investment income
     (loss)..............      (13,725)          22,610              286,317
                              --------          -------          -----------
CAPITAL GAINS INCOME.....      --               --                  --
                              --------          -------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       39,051              223           (1,088,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      350,544            4,102            3,288,426
                              --------          -------          -----------
    Net gain (loss) on
     investments.........      389,595            4,325            2,200,370
                              --------          -------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $375,870          $26,935          $ 2,486,687
                              ========          =======          ===========

(e) Effective December 5, 2003, Evergreen VA Capital Growth Fund merged with Evergreen VA Growth and Income Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                           FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN
                           INTERNATIONAL   LARGE CAP GROWTH  SMALL CAP GROWTH    TECHNOLOGY
                             PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ----------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ 29             $  4            $--              --$
                                ----             ----            -------            ----
EXPENSE:
  Mortality and expense
   undertakings..........        (28)             (28)              (338)            (26)
                                ----             ----            -------            ----
    Net investment income
     (loss)..............          1              (24)              (338)            (26)
                                ----             ----            -------            ----
CAPITAL GAINS INCOME.....     --               --                --               --
                                ----             ----            -------            ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (10)              (6)               (32)             (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        754              480             11,422             929
                                ----             ----            -------            ----
    Net gain (loss) on
     investments.........        744              474             11,390             927
                                ----             ----            -------            ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $745             $450            $11,052            $901
                                ====             ====            =======            ====


                           FIDELITY-REGISTERED TRADEMARK- VIP ASSET  FIDELITY-REGISTERED TRADEMARK- VIP
                                           MANAGER                                 GROWTH
                                         SUB-ACCOUNT                            SUB-ACCOUNT
                           ----------------------------------------  ----------------------------------
INVESTMENT INCOME:
  Dividends..............                  $159,379                              $   46,000
                                           --------                              ----------
EXPENSE:
  Mortality and expense
   undertakings..........                   (57,314)                               (212,353)
                                           --------                              ----------
    Net investment income
     (loss)..............                   102,065                                (166,353)
                                           --------                              ----------
CAPITAL GAINS INCOME.....             --                                       --
                                           --------                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                    (2,950)                               (468,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                   615,516                               5,344,544
                                           --------                              ----------
    Net gain (loss) on
     investments.........                   612,566                               4,875,752
                                           --------                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....                  $714,631                              $4,709,399
                                           ========                              ==========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                       CONTRAFUND
                                      SUB-ACCOUNT
                           ----------------------------------
INVESTMENT INCOME:
  Dividends..............              $   79,732
                                       ----------
EXPENSE:
  Mortality and expense
   undertakings..........                (215,458)
                                       ----------
    Net investment income
     (loss)..............                (135,726)
                                       ----------
CAPITAL GAINS INCOME.....            --
                                       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                (107,529)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               4,503,951
                                       ----------
    Net gain (loss) on
     investments.........               4,396,422
                                       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....              $4,260,696
                                       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                     FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP     FIFTH THIRD     DISCIPLINED VALUE
                                        OVERSEAS               BALANCED VIP FUND      VIP FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............              $   24,566                   $ 7,063           $ 30,946
                                       ----------                   -------           --------
EXPENSE:
  Mortality and expense
   undertakings..........                 (39,243)                  (10,407)           (27,777)
                                       ----------                   -------           --------
    Net investment income
     (loss)..............                 (14,677)                   (3,344)             3,169
                                       ----------                   -------           --------
CAPITAL GAINS INCOME.....            --                              11,525             58,236
                                       ----------                   -------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                 107,751                       164                648
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               1,179,332                    87,424            607,410
                                       ----------                   -------           --------
    Net gain (loss) on
     investments.........               1,287,083                    87,588            608,058
                                       ----------                   -------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....              $1,272,406                   $95,769           $669,463
                                       ==========                   =======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                                                 FIRST HORIZON
                                                                    CAPITAL       FIRST HORIZON
                           FIFTH THIRD MID  FIFTH THIRD QUALITY  APPRECIATION    GROWTH & INCOME    HARTFORD ADVISERS
                            CAP VIP FUND      GROWTH VIP FUND      PORTFOLIO        PORTFOLIO           HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  -------------------  -------------  ------------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $--               $ --               $ --             $   16,681        $ 86,442,565
                              --------          ----------         --------         ----------        ------------
EXPENSE:
  Mortality and expense
   undertakings..........      (29,858)            (62,970)         (12,083)           (78,991)        (44,933,856)
                              --------          ----------         --------         ----------        ------------
    Net investment income
     (loss)..............      (29,858)            (62,970)         (12,083)           (62,310)         41,508,709
                              --------          ----------         --------         ----------        ------------
CAPITAL GAINS INCOME.....        7,984            --                 --               --                  --
                              --------          ----------         --------         ----------        ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (181)             12,486            2,817              2,046         (74,890,762)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      626,413           1,273,402          324,237          1,459,168         592,386,842
                              --------          ----------         --------         ----------        ------------
    Net gain (loss) on
     investments.........      626,232           1,285,888          327,054          1,461,214         517,496,080
                              --------          ----------         --------         ----------        ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $604,358          $1,222,918         $314,971         $1,398,904        $559,004,789
                              ========          ==========         ========         ==========        ============


                                          HARTFORD CAPITAL
                           HARTFORD BOND  APPRECIATION HLS
                             HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $ 39,169,053     $ 15,552,614
                           ------------     ------------
EXPENSE:
  Mortality and expense
   undertakings..........   (12,496,285)     (31,870,054)
                           ------------     ------------
    Net investment income
     (loss)..............    26,672,768      (16,317,440)
                           ------------     ------------
CAPITAL GAINS INCOME.....     4,551,990         --
                           ------------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     7,039,728      (44,473,388)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    19,127,405      955,303,893
                           ------------     ------------
    Net gain (loss) on
     investments.........    26,167,133      910,830,505
                           ------------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 57,391,891     $894,513,065
                           ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           HARTFORD DIVIDEND
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL
                                 FUND            HLS FUND     ADVISERS HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $ 16,797,954       $   38,994       $   640,307
                             ------------       ----------       -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (13,728,085)        (209,899)       (1,029,529)
                             ------------       ----------       -----------
    Net investment income
     (loss)..............       3,069,869         (170,905)         (389,222)
                             ------------       ----------       -----------
CAPITAL GAINS INCOME.....       6,474,643          --               --
                             ------------       ----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (4,956,250)          41,210        (1,478,010)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     247,626,009        3,999,260        16,902,373
                             ------------       ----------       -----------
    Net gain (loss) on
     investments.........     242,669,759        4,040,470        15,424,363
                             ------------       ----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $252,214,271       $3,869,565       $15,035,141
                             ============       ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                           HARTFORD GLOBAL   HARTFORD GLOBAL                                       HARTFORD GLOBAL
                           COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL  HARTFORD GLOBAL   TECHNOLOGY HLS
                              HLS FUND           HLS FUND         HEALTH HLS     LEADERS HLS FUND       FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ------------------  ---------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  --              $  136,379        $    93,218      $   550,084       $  --
                             ----------         ----------        -----------      -----------       -----------
EXPENSE:
  Mortality and expense
   undertakings..........       (51,584)           (93,802)        (1,094,327)      (1,606,148)         (408,533)
                             ----------         ----------        -----------      -----------       -----------
    Net investment income
     (loss)..............       (51,584)            42,577         (1,001,109)      (1,056,064)         (408,533)
                             ----------         ----------        -----------      -----------       -----------
CAPITAL GAINS INCOME.....       --                --                1,138,054         --                --
                             ----------         ----------        -----------      -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        15,443             41,758           (650,675)      (2,993,363)         (910,928)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,101,276          1,840,975         22,693,529       41,500,767        14,943,554
                             ----------         ----------        -----------      -----------       -----------
    Net gain (loss) on
     investments.........     2,116,719          1,882,733         22,042,854       38,507,404        14,032,626
                             ----------         ----------        -----------      -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $2,065,135         $1,925,310        $22,179,799      $37,451,340       $13,624,093
                             ==========         ==========        ===========      ===========       ===========

                                HARTFORD
                           DISCIPLINED EQUITY  HARTFORD GROWTH
                                HLS FUND          HLS FUND
                            SUB-ACCOUNT (F)      SUB-ACCOUNT
                           ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 1,560,400        $  --
                              -----------        ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (1,572,648)         (437,920)
                              -----------        ----------
    Net investment income
     (loss)..............         (12,248)         (437,920)
                              -----------        ----------
CAPITAL GAINS INCOME.....        --               1,745,422
                              -----------        ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,688,662)         (209,944)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      32,888,029         6,413,289
                              -----------        ----------
    Net gain (loss) on
     investments.........      31,199,367         6,203,345
                              -----------        ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $31,187,119        $7,510,847
                              ===========        ==========

(f) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD GROWTH    HARTFORD
                            OPPORTUNITIES    HIGH YIELD    HARTFORD INDEX
                              HLS FUND        HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  --           $ 5,031,404    $  6,674,874
                             ----------      -----------    ------------
EXPENSE:
  Mortality and expense
   undertakings..........      (236,686)      (1,906,458)     (5,878,581)
                             ----------      -----------    ------------
    Net investment income
     (loss)..............      (236,686)       3,124,946         796,293
                             ----------      -----------    ------------
CAPITAL GAINS INCOME.....       --               --            1,485,854
                             ----------      -----------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       783,423        2,761,308      (7,746,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,755,427       19,808,542     118,327,465
                             ----------      -----------    ------------
    Net gain (loss) on
     investments.........     6,538,850       22,569,850     110,580,479
                             ----------      -----------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $6,302,164      $25,694,796    $112,862,626
                             ==========      ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                             HARTFORD
                           INTERNATIONAL    HARTFORD       HARTFORD
                              CAPITAL     INTERNATIONAL  INTERNATIONAL    HARTFORD      HARTFORD           HARTFORD
                           APPRECIATION   SMALL COMPANY  OPPORTUNITIES     MIDCAP     MIDCAP VALUE       MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND      HLS FUND           HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT(G),(H),(I)
                           -------------  -------------  -------------  ------------  ------------  ----------------------
INVESTMENT INCOME:
  Dividends..............   $  --          $  151,664     $ 1,921,313   $  1,053,779  $   --             $ 4,037,817
                            ----------     ----------     -----------   ------------  -----------        -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (227,923)      (145,341)     (2,608,623)    (5,752,902)  (2,243,236)        (7,156,667)
                            ----------     ----------     -----------   ------------  -----------        -----------
    Net investment income
     (loss)..............     (227,923)         6,323        (687,310)    (4,699,123)  (2,243,236)        (3,118,850)
                            ----------     ----------     -----------   ------------  -----------        -----------
CAPITAL GAINS INCOME.....    1,414,023      1,303,380         --             --           --               --
                            ----------     ----------     -----------   ------------  -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      276,206        330,600      (5,971,586)   (14,206,544)   1,804,781         (1,412,899)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,310,160      3,254,860      69,319,201    158,256,416   62,759,236          1,920,327
                            ----------     ----------     -----------   ------------  -----------        -----------
    Net gain (loss) on
     investments.........    5,586,366      3,585,460      63,347,615    144,049,872   64,564,017            507,428
                            ----------     ----------     -----------   ------------  -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $6,772,466     $4,895,163     $62,660,305   $139,350,749  $62,320,781        $(2,611,422)
                            ==========     ==========     ===========   ============  ===========        ===========


                               HARTFORD
                               MORTGAGE
                              SECURITIES
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............    $ 9,882,676
                             -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (4,048,194)
                             -----------
    Net investment income
     (loss)..............      5,834,482
                             -----------
CAPITAL GAINS INCOME.....      1,535,002
                             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        834,230
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (5,739,772)
                             -----------
    Net gain (loss) on
     investments.........     (4,905,542)
                             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 2,463,942
                             ===========

(g) Effective December 4, 2003, Armada Advantage Equity Growth Fund Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(h) Effective December 4, 2003, Armada Advantage International Equity Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(i) Effective December 4, 2003, Armada Advantage Mid Cap Growth Fund Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD        HARTFORD
                           SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK
                             HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............  $    --          $  --           $ 20,011,186
                           ------------     -----------     ------------
EXPENSE:
  Mortality and expense
   undertakings..........    (2,805,443)       (378,457)     (21,050,561)
                           ------------     -----------     ------------
    Net investment income
     (loss)..............    (2,805,443)       (378,457)      (1,039,375)
                           ------------     -----------     ------------
CAPITAL GAINS INCOME.....       --             --               --
                           ------------     -----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (15,286,459)        621,824      (81,054,251)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   108,762,257      10,254,793      461,313,875
                           ------------     -----------     ------------
    Net gain (loss) on
     investments.........    93,475,798      10,876,617      380,259,624
                           ------------     -----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 90,670,355     $10,498,160     $379,220,249
                           ============     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                              HARTFORD
                           U.S. GOVERNMENT                  HARTFORD VALUE     HARTFORD     HUNTINGTON    HUNTINGTON VA
                             SECURITIES     HARTFORD VALUE  OPPORTUNITIES   EQUITY INCOME     INCOME     DIVIDEND CAPTURE
                              HLS FUND         HLS FUND        HLS FUND        HLS FUND     EQUITY FUND        FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT(J)  SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  --------------  --------------  -----------  ----------------
INVESTMENT INCOME:
  Dividends..............    $ 3,583,821     $   559,878      $   37,504       $ 2,853      $  382,593      $  479,290
                             -----------     -----------      ----------       -------      ----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (3,140,821)       (694,359)       (132,164)       (1,931)       (198,518)       (140,108)
                             -----------     -----------      ----------       -------      ----------      ----------
    Net investment income
     (loss)..............        443,000        (134,481)        (94,660)          922         184,075         339,182
                             -----------     -----------      ----------       -------      ----------      ----------
CAPITAL GAINS INCOME.....       --               --              --             --              --            --
                             -----------     -----------      ----------       -------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        469,434         280,133             (40)          522           8,604           2,562
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (101,175)     13,997,340       3,828,043        87,122       2,370,276       1,638,585
                             -----------     -----------      ----------       -------      ----------      ----------
    Net gain (loss) on
     investments.........        368,259      14,277,473       3,828,003        87,644       2,378,880       1,641,147
                             -----------     -----------      ----------       -------      ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   811,259     $14,142,992      $3,733,343       $88,566      $2,562,955      $1,980,329
                             ===========     ===========      ==========       =======      ==========      ==========


                           HUNTINGTON VA
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $   21,925
                            ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (104,589)
                            ----------
    Net investment income
     (loss)..............      (82,664)
                            ----------
CAPITAL GAINS INCOME.....      --
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        2,330
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,262,821
                            ----------
    Net gain (loss) on
     investments.........    1,265,151
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,182,487
                            ==========

(j)  From inception October 31, 2003 to December 31, 2003.

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA
                           MID CORP AMERICA   NEW ECONOMY   ROTATING INDEX
                                 FUND            FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............     $    9,841       $ --            $--
                              ----------       --------        --------
EXPENSE:
  Mortality and expense
   undertakings..........        (89,190)       (21,819)        (31,949)
                              ----------       --------        --------
    Net investment income
     (loss)..............        (79,349)       (21,819)        (31,949)
                              ----------       --------        --------
CAPITAL GAINS INCOME.....          6,159         --             --
                              ----------       --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          6,415          2,768           3,982
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,768,550        408,930         566,336
                              ----------       --------        --------
    Net gain (loss) on
     investments.........      1,774,965        411,698         570,318
                              ----------       --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,701,775       $389,879        $538,369
                              ==========       ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                                               MARSICO
                           MERRILL LYNCH   MERRILL LYNCH    INTERNATIONAL                    NATIONS           NATIONS
                           GLOBAL GROWTH  LARGE CAP GROWTH  OPPORTUNITIES  NATIONS HIGH   INTERNATIONAL    MARSICO FOCUSED
                             V.I. FUND       V.I. FUND        PORTFOLIO     YIELD BOND   VALUE PORTFOLIO  EQUITIES PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ----------------  -------------  ------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $   876         $   513        $    2,344     $1,392,846     $  102,995        $  --
                              -------         -------        ----------     ----------     ----------        -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (1,109)           (949)         (188,506)      (223,597)      (104,357)        (1,157,763)
                              -------         -------        ----------     ----------     ----------        -----------
    Net investment income
     (loss)..............        (233)           (436)         (186,162)     1,169,249         (1,362)        (1,157,763)
                              -------         -------        ----------     ----------     ----------        -----------
CAPITAL GAINS INCOME.....      --             --                --              23,040          1,294           --
                              -------         -------        ----------     ----------     ----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         186            (523)          (89,934)        33,665       (253,947)        (6,470,551)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      24,039          22,309         5,322,982      2,719,847      3,519,955         32,126,732
                              -------         -------        ----------     ----------     ----------        -----------
    Net gain (loss) on
     investments.........      24,225          21,786         5,233,048      2,753,512      3,266,008         25,656,181
                              -------         -------        ----------     ----------     ----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $23,992         $21,350        $5,046,886     $3,945,801     $3,265,940        $24,498,418
                              =======         =======        ==========     ==========     ==========        ===========


                              NATIONS ASSET
                           ALLOCATION PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
INVESTMENT INCOME:
  Dividends..............       $   98,600
                                ----------
EXPENSE:
  Mortality and expense
   undertakings..........         (103,969)
                                ----------
    Net investment income
     (loss)..............           (5,369)
                                ----------
CAPITAL GAINS INCOME.....        --
                                ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (11,836)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        1,335,288
                                ----------
    Net gain (loss) on
     investments.........        1,323,452
                                ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $1,318,083
                                ==========

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $    3,152       $  --             $  --
                              ----------       -----------       ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (118,921)         (650,059)         (57,475)
                              ----------       -----------       ----------
    Net investment income
     (loss)..............       (115,769)         (650,059)         (57,475)
                              ----------       -----------       ----------
CAPITAL GAINS INCOME.....       --                --                --
                              ----------       -----------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (834,958)       (4,558,691)         (27,813)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,795,789        17,933,881        1,773,971
                              ----------       -----------       ----------
    Net gain (loss) on
     investments.........      1,960,831        13,375,190        1,746,158
                              ----------       -----------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,845,062       $12,725,131       $1,688,683
                              ==========       ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                            NATIONS MIDCAP     NATIONS SMALL    NATIONS VALUE  JENNISON 20/20
                           GROWTH PORTFOLIO  COMPANY PORTFOLIO    PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  -------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ --              $ --             $  215,291       $--               $--
                              ----------        ----------       ----------       --------          ---------
EXPENSE:
  Mortality and expense
   undertakings..........       (122,287)         (131,032)        (217,263)        (5,562)           (19,941)
                              ----------        ----------       ----------       --------          ---------
    Net investment income
     (loss)..............       (122,287)         (131,032)          (1,972)        (5,562)           (19,941)
                              ----------        ----------       ----------       --------          ---------
CAPITAL GAINS INCOME.....       --                --                --             --                --
                              ----------        ----------       ----------       --------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,604          (134,640)        (131,296)        (1,404)          (348,901)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,155,994         3,156,754        4,493,936        103,920            713,000
                              ----------        ----------       ----------       --------          ---------
    Net gain (loss) on
     investments.........      2,157,598         3,022,114        4,362,640        102,516            364,099
                              ----------        ----------       ----------       --------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,035,311        $2,891,082       $4,360,668       $ 96,954          $ 344,158
                              ==========        ==========       ==========       ========          =========

                                               SP JENNISON
                           PRUDENTIAL VALUE   INTERNATIONAL
                              PORTFOLIO      GROWTH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $  4,973          $--
                               --------          -------
EXPENSE:
  Mortality and expense
   undertakings..........        (6,362)          (2,675)
                               --------          -------
    Net investment income
     (loss)..............        (1,389)          (2,675)
                               --------          -------
CAPITAL GAINS INCOME.....       --               --
                               --------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,682           24,440
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       100,480           40,001
                               --------          -------
    Net gain (loss) on
     investments.........       102,162           64,441
                               --------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $100,773          $61,766
                               ========          =======

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            SMITH BARNEY      SMITH BARNEY      SMITH BARNEY
                           GOVERNMENT FUND  APPRECIATION FUND  CASH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ 157           $    874          $ 1,683
                                -----           --------          -------
EXPENSE:
  Mortality and expense
   undertakings..........        (252)            (1,310)          (2,506)
                                -----           --------          -------
    Net investment income
     (loss)..............         (95)              (436)            (823)
                                -----           --------          -------
CAPITAL GAINS INCOME.....      --                --                --
                                -----           --------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                (15,562)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 42,322           --
                                -----           --------          -------
    Net gain (loss) on
     investments.........      --                 26,760           --
                                -----           --------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ (95)          $ 26,324          $  (823)
                                =====           ========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                                                     VICTORY             VICTORY
                            UBS SERIES TRUST    VARIABLE INSURANCE  VARIABLE INSURANCE     STI CLASSIC      STI CLASSIC
                           TACTICAL ALLOCATION     DIVERSIFIED        SMALL COMPANY        VT CAPITAL       VT GROWTH &
                                PORTFOLIO           STOCK FUND       OPPORTUNITY FUND   APPRECIATION FUND   INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  ------------------  ------------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............      $   167,501           $  5,983            $    123           $--               $  8,122
                               -----------           --------            --------           --------          --------
EXPENSE:
  Mortality and expense
   undertakings..........         (255,318)           (22,471)             (5,845)           (15,534)          (14,275)
                               -----------           --------            --------           --------          --------
    Net investment income
     (loss)..............          (87,817)           (16,488)             (5,722)           (15,534)           (6,153)
                               -----------           --------            --------           --------          --------
CAPITAL GAINS INCOME.....        --                  --                  --                  --                --
                               -----------           --------            --------           --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,479,494)            (5,457)               (581)            (4,918)            1,195
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        6,133,735            521,874             122,455            174,306           238,412
                               -----------           --------            --------           --------          --------
    Net gain (loss) on
     investments.........        4,654,241            516,417             121,874            169,388           239,607
                               -----------           --------            --------           --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 4,566,424           $499,929            $116,152           $153,854          $233,454
                               ===========           ========            ========           ========          ========


                           STI CLASSIC  STI CLASSIC VT
                           VT MID-CAP    VALUE INCOME
                           EQUITY FUND    STOCK FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
INVESTMENT INCOME:
  Dividends..............   $  2,892       $ 15,414
                            --------       --------
EXPENSE:
  Mortality and expense
   undertakings..........     (6,164)       (16,696)
                            --------       --------
    Net investment income
     (loss)..............     (3,272)        (1,282)
                            --------       --------
CAPITAL GAINS INCOME.....     --            --
                            --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          8         (3,232)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    100,776        252,681
                            --------       --------
    Net gain (loss) on
     investments.........    100,784        249,449
                            --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 97,512       $248,167
                            ========       ========

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN CENTURY
                              VP CAPITAL      AIM V.I. CAPITAL   AIM V.I. HIGH
                           APPRECIATION FUND  APPRECIATION FUND   YIELD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (31,884)        $  (105,353)     $  352,000
  Capital gains income...       --                  --               --
  Net realized gain
   (loss) on security
   transactions..........       (130,363)         (2,322,679)       (541,022)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        604,376           4,436,398       1,620,997
                              ----------         -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        442,129           2,008,366       1,431,975
                              ----------         -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............        302,463             253,348         155,299
  Net transfers..........        418,601            (811,699)       (197,409)
  Surrenders for benefit
   payments and fees.....       (271,799)           (767,252)       (775,743)
  Net annuity
   transactions..........           (353)               (982)        --
                              ----------         -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        448,912          (1,326,585)       (817,853)
                              ----------         -----------      ----------
  Net increase (decrease)
   in net assets.........        891,041             681,781         614,122
NET ASSETS:
  Beginning of year......      2,454,061           8,164,818       5,821,361
                              ----------         -----------      ----------
  End of year............     $3,345,102         $ 8,846,599      $6,435,483
                              ==========         ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                             ALLIANCE BERNSTEIN  ALLIANCE BERNSTEIN
                           AIM V.I. PREMIER   VPS GLOBAL BOND      VPS GROWTH AND    AMSOUTH CAPITAL  AMSOUTH VALUE  AMSOUTH SELECT
                             EQUITY FUND         PORTFOLIO        INCOME PORTFOLIO     GROWTH FUND        FUND        EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ------------------  ------------------  ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (214,081)        $   65,983          $  (12,660)       $   (88,105)    $   (97,668)   $  (293,194)
  Capital gains income...       --                 --                  --                 --               --             990,730
  Net realized gain
   (loss) on security
   transactions..........     (4,065,470)             3,581             (33,428)             5,354      (2,857,399)       (61,404)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      8,815,340             81,770             858,385          1,419,241      12,278,784      8,141,687
                             -----------         ----------          ----------        -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,535,789            151,334             812,297          1,336,490       9,323,717      8,777,819
                             -----------         ----------          ----------        -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        131,434             47,988             162,296          2,449,223       3,615,456      6,140,160
  Net transfers..........     (2,063,997)           (11,560)            (43,412)         3,868,411        (632,072)     9,881,573
  Surrenders for benefit
   payments and fees.....     (2,130,007)          (154,737)           (295,304)          (333,949)     (4,198,013)    (2,702,719)
  Net annuity
   transactions..........       --                 --                  --                 --               --             --
                             -----------         ----------          ----------        -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,062,570)          (118,309)           (176,420)         5,983,685      (1,214,629)    13,319,014
                             -----------         ----------          ----------        -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........        473,219             33,025             635,877          7,320,175       8,109,088     22,096,833
NET ASSETS:
  Beginning of year......     22,203,290          1,362,411           2,776,988          3,089,356      48,358,484     29,506,713
                             -----------         ----------          ----------        -----------     -----------    -----------
  End of year............    $22,676,509         $1,395,436          $3,412,865        $10,409,531     $56,467,572    $51,603,546
                             ===========         ==========          ==========        ===========     ===========    ===========


                            BB & T CAPITAL
                           APPRECIATION FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (70,665)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........             138
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,535,446
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,464,919
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       3,169,832
  Net transfers..........       4,236,778
  Surrenders for benefit
   payments and fees.....        (225,393)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,181,217
                              -----------
  Net increase (decrease)
   in net assets.........       8,646,136
NET ASSETS:
  Beginning of year......       1,508,048
                              -----------
  End of year............     $10,154,184
                              ===========

(a) Formerly Alliance VP Global Bond Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance VP Growth and Income Portfolio Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            BB & T CAPITAL
                                MANAGER                         BB & T LARGE
                           AGGRESSIVE GROWTH   BB & T GROWTH   COMPANY GROWTH
                                 FUND         AND INCOME FUND       FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $  (32,771)       $   284,604      $  (50,017)
  Capital gains income...       --                 --               --
  Net realized gain
   (loss) on security
   transactions..........        (28,848)          (312,209)            957
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        882,053         11,380,052         927,817
                              ----------        -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        820,434         11,352,447         878,757
                              ----------        -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      1,369,757          7,408,690       2,069,244
  Net transfers..........        634,752          9,209,160       3,207,689
  Surrenders for benefit
   payments and fees.....       (250,970)        (3,327,380)       (137,828)
  Net annuity
   transactions..........       --                 --               --
                              ----------        -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,753,539         13,290,470       5,139,105
                              ----------        -----------      ----------
  Net increase (decrease)
   in net assets.........      2,573,973         24,642,917       6,017,862
NET ASSETS:
  Beginning of year......      2,731,058         43,808,313       1,159,215
                              ----------        -----------      ----------
  End of year............     $5,305,031        $68,451,230      $7,177,077
                              ==========        ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                                                                             EVERGREEN VA
                             CALVERT SOCIAL     EVERGREEN VA    EVERGREEN VA  EVERGREEN VA   INTERNATIONAL   EVERGREEN VA
                           BALANCED PORTFOLIO  FOUNDATION FUND      FUND      GROWTH FUND     EQUITY FUND     OMEGA FUND
                              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (C)  SUB-ACCOUNT
                           ------------------  ---------------  ------------  ------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $   22,786        $   68,650      $   (6,127)  $  (120,489)    $   (19,448)    $ (109,090)
  Capital gains income...        --                 --              --            --             --              --
  Net realized gain
   (loss) on security
   transactions..........          (5,023)          (90,901)        (26,938)      (48,448)       (916,755)      (215,842)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         506,013           860,035         350,980     3,163,551       4,448,841      2,941,870
                               ----------        ----------      ----------   -----------     -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         523,776           837,784         317,915     2,994,614       3,512,638      2,616,938
                               ----------        ----------      ----------   -----------     -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............         247,470         1,336,369         105,174       574,678         399,022      1,072,072
  Net transfers..........          36,127          (677,843)         33,378       (99,589)       (913,852)       191,387
  Surrenders for benefit
   payments and fees.....        (267,318)         (371,681)        (83,081)   (1,154,478)       (752,608)      (692,467)
  Net annuity
   transactions..........         (59,466)          --              --             (2,888)         (4,001)          (880)
                               ----------        ----------      ----------   -----------     -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (43,187)          286,845          55,471      (682,277)     (1,271,439)       570,112
                               ----------        ----------      ----------   -----------     -----------     ----------
  Net increase (decrease)
   in net assets.........         480,589         1,124,629         373,386     2,312,337       2,241,199      3,187,050
NET ASSETS:
  Beginning of year......       2,984,944         6,065,854       1,266,241     8,673,786      13,164,479      6,714,250
                               ----------        ----------      ----------   -----------     -----------     ----------
  End of year............      $3,465,533        $7,190,483      $1,639,627   $10,986,123     $15,405,678     $9,901,300
                               ==========        ==========      ==========   ===========     ===========     ==========

                            EVERGREEN VA
                           SPECIAL VALUES
                                FUND
                           SUB-ACCOUNT (D)
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (32,901)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         4,107
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       785,666
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       756,872
                             ----------
UNIT TRANSACTIONS:
  Purchases..............     1,356,883
  Net transfers..........       834,445
  Surrenders for benefit
   payments and fees.....       (86,649)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,104,679
                             ----------
  Net increase (decrease)
   in net assets.........     2,861,551
NET ASSETS:
  Beginning of year......     1,670,197
                             ----------
  End of year............    $4,531,748
                             ==========

(c) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(d) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            EVERGREEN VA                        EVERGREEN VA
                           SPECIAL EQUITY  EVERGREEN VA HIGH  GROWTH AND INCOME
                                FUND          INCOME FUND           FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (E)
                           --------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (13,725)       $ 22,610          $   286,317
  Capital gains income...       --              --                  --
  Net realized gain
   (loss) on security
   transactions..........        39,051             223           (1,088,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       350,544           4,102            3,288,426
                             ----------        --------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       375,870          26,935            2,486,687
                             ----------        --------          -----------
UNIT TRANSACTIONS:
  Purchases..............       951,284          39,844              427,481
  Net transfers..........       695,245           6,757             (657,605)
  Surrenders for benefit
   payments and fees.....       (77,698)         (5,582)            (984,635)
  Net annuity
   transactions..........        (1,606)        --                    (3,939)
                             ----------        --------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,567,225          41,019           (1,218,698)
                             ----------        --------          -----------
  Net increase (decrease)
   in net assets.........     1,943,095          67,954            1,267,989
NET ASSETS:
  Beginning of year......       457,760         158,394           15,383,967
                             ----------        --------          -----------
  End of year............    $2,400,855        $226,348          $16,651,956
                             ==========        ========          ===========

(e) Effective December 5, 2003, Evergreen VA Capital Growth Fund Sub-Account merged with Evergreen VA Growth and Income Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                           FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN
                           INTERNATIONAL   LARGE CAP GROWTH  SMALL CAP GROWTH    TECHNOLOGY
                             PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ----------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $    1           $  (24)          $  (338)          $  (26)
  Capital gains income...      --              --                --                --
  Net realized gain
   (loss) on security
   transactions..........         (10)              (6)              (32)              (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         754              480            11,422              929
                               ------           ------           -------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         745              450            11,052              901
                               ------           ------           -------           ------
UNIT TRANSACTIONS:
  Purchases..............      --              --                --                --
  Net transfers..........      --                   46            11,038               62
  Surrenders for benefit
   payments and fees.....         (36)             (38)             (251)             (44)
  Net annuity
   transactions..........      --              --                --                --
                               ------           ------           -------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (36)               8            10,787               18
                               ------           ------           -------           ------
  Net increase (decrease)
   in net assets.........         709              458            21,839              919
NET ASSETS:
  Beginning of year......       2,064            2,040            16,990            1,707
                               ------           ------           -------           ------
  End of year............      $2,773           $2,498           $38,829           $2,626
                               ======           ======           =======           ======


                           FIDELITY-REGISTERED TRADEMARK- VIP ASSET  FIDELITY-REGISTERED TRADEMARK- VIP
                                           MANAGER                                 GROWTH
                                         SUB-ACCOUNT                            SUB-ACCOUNT
                           ----------------------------------------  ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................                 $  102,065                            $  (166,353)
  Capital gains income...             --                                       --
  Net realized gain
   (loss) on security
   transactions..........                     (2,950)                              (468,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                    615,516                              5,344,544
                                          ----------                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                    714,631                              4,709,399
                                          ----------                            -----------
UNIT TRANSACTIONS:
  Purchases..............                    432,177                              1,461,053
  Net transfers..........                    119,174                               (311,483)
  Surrenders for benefit
   payments and fees.....                   (346,722)                            (1,396,186)
  Net annuity
   transactions..........             --                                             (1,401)
                                          ----------                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                    204,629                               (248,017)
                                          ----------                            -----------
  Net increase (decrease)
   in net assets.........                    919,260                              4,461,382
NET ASSETS:
  Beginning of year......                  4,214,637                             15,460,248
                                          ----------                            -----------
  End of year............                 $5,133,897                            $19,921,630
                                          ==========                            ===========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                       CONTRAFUND
                                      SUB-ACCOUNT
                           ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................             $  (135,726)
  Capital gains income...            --
  Net realized gain
   (loss) on security
   transactions..........                (107,529)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               4,503,951
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               4,260,696
                                      -----------
UNIT TRANSACTIONS:
  Purchases..............               1,234,490
  Net transfers..........                  55,476
  Surrenders for benefit
   payments and fees.....              (1,389,660)
  Net annuity
   transactions..........                     (24)
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 (99,718)
                                      -----------
  Net increase (decrease)
   in net assets.........               4,160,978
NET ASSETS:
  Beginning of year......              16,050,487
                                      -----------
  End of year............             $20,211,465
                                      ===========

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                     FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP     FIFTH THIRD     DISCIPLINED VALUE
                                        OVERSEAS               BALANCED VIP FUND      VIP FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................              $  (14,677)                $   (3,344)        $    3,169
  Capital gains income...            --                               11,525             58,236
  Net realized gain
   (loss) on security
   transactions..........                 107,751                        164                648
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               1,179,332                     87,424            607,410
                                       ----------                 ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               1,272,406                     95,769            669,463
                                       ----------                 ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............                 322,482                    525,168          3,134,337
  Net transfers..........                  76,256                    322,145          1,103,154
  Surrenders for benefit
   payments and fees.....                (256,964)                   (18,618)           (76,862)
  Net annuity
   transactions..........            --                             --                 --
                                       ----------                 ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 141,774                    828,695          4,160,629
                                       ----------                 ----------         ----------
  Net increase (decrease)
   in net assets.........               1,414,180                    924,464          4,830,092
NET ASSETS:
  Beginning of year......               2,688,263                    179,650            226,475
                                       ----------                 ----------         ----------
  End of year............              $4,102,443                 $1,104,114         $5,056,567
                                       ==========                 ==========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                                                                 FIRST HORIZON
                                                                    CAPITAL       FIRST HORIZON
                           FIFTH THIRD MID  FIFTH THIRD QUALITY  APPRECIATION    GROWTH & INCOME    HARTFORD ADVISERS
                            CAP VIP FUND      GROWTH VIP FUND      PORTFOLIO        PORTFOLIO           HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  -------------------  -------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (29,858)        $  (62,970)       $  (12,083)       $  (62,310)      $   41,508,709
  Capital gains income...         7,984           --                 --               --                  --
  Net realized gain
   (loss) on security
   transactions..........          (181)            12,486             2,817             2,046          (74,890,762)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       626,413          1,273,402           324,237         1,459,168          592,386,842
                             ----------         ----------        ----------        ----------       --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       604,358          1,222,918           314,971         1,398,904          559,004,789
                             ----------         ----------        ----------        ----------       --------------
UNIT TRANSACTIONS:
  Purchases..............     3,354,242          2,912,403           860,871         2,708,081          190,354,395
  Net transfers..........     1,225,634          1,108,110           230,042         1,565,198           71,597,284
  Surrenders for benefit
   payments and fees.....       (99,502)          (246,637)          (67,967)         (274,543)        (351,453,484)
  Net annuity
   transactions..........       --                --                 --               --                 (3,068,188)
                             ----------         ----------        ----------        ----------       --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,480,374          3,773,876         1,022,946         3,998,736          (92,569,993)
                             ----------         ----------        ----------        ----------       --------------
  Net increase (decrease)
   in net assets.........     5,084,732          4,996,794         1,337,917         5,397,640          466,434,796
NET ASSETS:
  Beginning of year......       241,560          2,790,735           401,308         3,445,942        3,422,978,556
                             ----------         ----------        ----------        ----------       --------------
  End of year............    $5,326,292         $7,787,529        $1,739,225        $8,843,582       $3,889,413,352
                             ==========         ==========        ==========        ==========       ==============


                                          HARTFORD CAPITAL
                           HARTFORD BOND  APPRECIATION HLS
                             HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $ 26,672,768    $  (16,317,440)
  Capital gains income...     4,551,990         --
  Net realized gain
   (loss) on security
   transactions..........     7,039,728       (44,473,388)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    19,127,405       955,303,893
                           ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    57,391,891       894,513,065
                           ------------    --------------
UNIT TRANSACTIONS:
  Purchases..............   138,553,195       239,416,158
  Net transfers..........    41,834,283       153,353,984
  Surrenders for benefit
   payments and fees.....   (91,722,448)     (201,883,848)
  Net annuity
   transactions..........      (590,261)         (581,025)
                           ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    88,074,769       190,305,269
                           ------------    --------------
  Net increase (decrease)
   in net assets.........   145,466,660     1,084,818,334
NET ASSETS:
  Beginning of year......   849,025,700     2,153,670,657
                           ------------    --------------
  End of year............  $994,492,360    $3,238,488,991
                           ============    ==============

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           HARTFORD DIVIDEND
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL
                                 FUND            HLS FUND     ADVISERS HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $    3,069,869     $  (170,905)      $  (389,222)
  Capital gains income...        6,474,643         --               --
  Net realized gain
   (loss) on security
   transactions..........       (4,956,250)         41,210        (1,478,010)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      247,626,009       3,999,260        16,902,373
                            --------------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      252,214,271       3,869,565        15,035,141
                            --------------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............      134,868,067       2,984,144         7,006,775
  Net transfers..........      145,881,866       1,693,485         3,838,728
  Surrenders for benefit
   payments and fees.....      (89,425,314)       (801,587)       (8,042,545)
  Net annuity
   transactions..........         (452,961)        --                (29,921)
                            --------------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      190,871,658       3,876,042         2,773,037
                            --------------     -----------       -----------
  Net increase (decrease)
   in net assets.........      443,085,929       7,745,607        17,808,178
NET ASSETS:
  Beginning of year......      892,913,149      11,681,836        72,234,080
                            --------------     -----------       -----------
  End of year............   $1,335,999,078     $19,427,443       $90,042,258
                            ==============     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                           HARTFORD GLOBAL   HARTFORD GLOBAL                                       HARTFORD GLOBAL
                           COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL  HARTFORD GLOBAL   TECHNOLOGY HLS
                              HLS FUND           HLS FUND         HEALTH HLS     LEADERS HLS FUND       FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ------------------  ---------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (51,584)       $    42,578       $ (1,001,109)     $ (1,056,064)     $  (408,533)
  Capital gains income...       --                --                1,138,054          --               --
  Net realized gain
   (loss) on security
   transactions..........        15,443             41,758           (650,675)       (2,993,363)        (910,928)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,101,276          1,840,974         22,693,529        41,500,767       14,943,554
                             ----------        -----------       ------------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,065,135          1,925,310         22,179,799        37,451,340       13,624,093
                             ----------        -----------       ------------      ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............     1,202,042          2,538,540         16,089,686        12,114,160        5,361,087
  Net transfers..........     3,519,444          2,207,467         12,463,011         8,551,390       10,717,416
  Surrenders for benefit
   payments and fees.....      (206,797)          (346,300)        (5,210,906)       (8,690,412)      (2,152,619)
  Net annuity
   transactions..........       --                --                   18,077           (16,965)          (4,397)
                             ----------        -----------       ------------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,514,689          4,399,707         23,359,868        11,958,173       13,921,487
                             ----------        -----------       ------------      ------------      -----------
  Net increase (decrease)
   in net assets.........     6,579,824          6,325,017         45,539,667        49,409,513       27,545,580
NET ASSETS:
  Beginning of year......     1,816,447          4,259,104         64,215,746       103,403,024       19,090,616
                             ----------        -----------       ------------      ------------      -----------
  End of year............    $8,396,271        $10,584,121       $109,755,413      $152,812,537      $46,636,196
                             ==========        ===========       ============      ============      ===========

                                HARTFORD
                           DISCIPLINED EQUITY  HARTFORD GROWTH
                                HLS FUND          HLS FUND
                            SUB-ACCOUNT (F)      SUB-ACCOUNT
                           ------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $    (12,248)      $  (437,920)
  Capital gains income...        --                1,745,422
  Net realized gain
   (loss) on security
   transactions..........       (1,688,662)         (209,944)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       32,888,029         6,413,289
                              ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       31,187,119         7,510,847
                              ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............       19,462,943        17,970,515
  Net transfers..........       30,975,346        31,215,850
  Surrenders for benefit
   payments and fees.....       (8,354,803)       (1,507,116)
  Net annuity
   transactions..........          (30,601)           35,409
                              ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       42,052,885        47,714,658
                              ------------       -----------
  Net increase (decrease)
   in net assets.........       73,240,004        55,225,505
NET ASSETS:
  Beginning of year......       96,010,137         4,991,529
                              ------------       -----------
  End of year............     $169,250,141       $60,217,034
                              ============       ===========

(f) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD GROWTH    HARTFORD
                            OPPORTUNITIES    HIGH YIELD    HARTFORD INDEX
                              HLS FUND        HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (236,686)   $  3,124,946    $    796,293
  Capital gains income...       --               --            1,485,854
  Net realized gain
   (loss) on security
   transactions..........        783,423       2,761,308      (7,746,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      5,755,427      19,808,542     118,327,465
                             -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,302,164      25,694,796     112,862,626
                             -----------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     12,266,720      39,277,296      28,314,305
  Net transfers..........     17,555,567      96,486,821      20,252,468
  Surrenders for benefit
   payments and fees.....       (847,922)    (10,316,701)    (40,952,006)
  Net annuity
   transactions..........         18,513          42,976        (507,350)
                             -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     28,992,878     125,490,392       7,107,417
                             -----------    ------------    ------------
  Net increase (decrease)
   in net assets.........     35,295,042     151,185,188     119,970,043
NET ASSETS:
  Beginning of year......      2,912,076      78,190,830     432,261,981
                             -----------    ------------    ------------
  End of year............    $38,207,118    $229,376,018    $552,232,024
                             ===========    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________

                             HARTFORD
                           INTERNATIONAL    HARTFORD       HARTFORD
                              CAPITAL     INTERNATIONAL  INTERNATIONAL    HARTFORD      HARTFORD           HARTFORD
                           APPRECIATION   SMALL COMPANY  OPPORTUNITIES     MIDCAP     MIDCAP VALUE       MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND      HLS FUND           HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (G),(H),(I)
                           -------------  -------------  -------------  ------------  ------------  -----------------------
OPERATIONS:
  Net investment income
   (loss)................  $   (227,923)   $     6,323   $   (687,310)  $ (4,699,123) $ (2,243,236)      $  (3,118,850)
  Capital gains income...     1,414,023      1,303,380        --             --            --               --
  Net realized gain
   (loss) on security
   transactions..........       276,206        330,600     (5,971,586)   (14,206,544)    1,804,781          (1,412,899)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,310,160      3,254,860     69,319,201    158,256,416    62,759,236           1,920,327
                           ------------    -----------   ------------   ------------  ------------       -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     6,772,466      4,895,163     62,660,305    139,350,749    62,320,781          (2,611,422)
                           ------------    -----------   ------------   ------------  ------------       -------------
UNIT TRANSACTIONS:
  Purchases..............     9,227,054      3,903,017      9,800,736      1,116,046    44,084,649          69,423,632
  Net transfers..........     8,892,177      7,458,159     (4,521,508)   (30,661,275)   40,467,797         (76,531,793)
  Surrenders for benefit
   payments and fees.....    (1,654,595)    (3,407,236)   (20,028,793)   (36,936,180)   (9,559,429)       (198,075,925)
  Net annuity
   transactions..........         4,265         44,952        (45,566)       (87,189)      (20,426)           (163,927)
                           ------------    -----------   ------------   ------------  ------------       -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,468,901      7,998,892    (14,795,131)   (66,568,598)   74,972,591        (205,348,013)
                           ------------    -----------   ------------   ------------  ------------       -------------
  Net increase (decrease)
   in net assets.........    23,241,367     12,894,055     47,865,174     72,782,151   137,293,372        (207,959,435)
NET ASSETS:
  Beginning of year......     7,079,487      6,412,268    195,827,227    428,500,988   120,223,746         685,584,960
                           ------------    -----------   ------------   ------------  ------------       -------------
  End of year............  $ 30,320,854    $19,306,323   $243,692,401   $501,283,139  $257,517,118       $ 477,625,525
                           ============    ===========   ============   ============  ============       =============


                               HARTFORD
                               MORTGAGE
                              SECURITIES
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  5,834,482
  Capital gains income...       1,535,002
  Net realized gain
   (loss) on security
   transactions..........         834,230
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (5,739,772)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,463,942
                             ------------
UNIT TRANSACTIONS:
  Purchases..............      29,509,000
  Net transfers..........     (27,655,075)
  Surrenders for benefit
   payments and fees.....     (35,028,857)
  Net annuity
   transactions..........         110,099
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (33,064,833)
                             ------------
  Net increase (decrease)
   in net assets.........     (30,600,891)
NET ASSETS:
  Beginning of year......     312,211,803
                             ------------
  End of year............    $281,610,912
                             ============

(g) Effective December 4, 2003 Armada Advantage Equity Growth Fund merged with Hartford Money Market HLS Fund.
(h) Effective December 4, 2003, Armada Advantage International Equity merged with Hartford Money Market HLS Fund.
(i) Effective December 4, 2003, Armada Advantage Mid Cap Growth Fund merged with Hartford Money Market HLS Fund.

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD        HARTFORD
                           SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK
                             HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $ (2,805,443)    $  (378,457)   $   (1,039,375)
  Capital gains income...       --             --                --
  Net realized gain
   (loss) on security
   transactions..........   (15,286,459)        621,824       (81,054,251)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   108,762,257      10,254,793       461,313,875
                           ------------     -----------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    90,670,355      10,498,160       379,220,249
                           ------------     -----------    --------------
UNIT TRANSACTIONS:
  Purchases..............    19,246,809      18,389,206        75,388,744
  Net transfers..........    28,579,690      26,457,558        (5,063,300)
  Surrenders for benefit
   payments and fees.....   (16,630,988)     (1,128,627)     (148,157,615)
  Net annuity
   transactions..........       (38,661)          2,603        (2,130,123)
                           ------------     -----------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    31,156,850      43,720,740       (79,962,294)
                           ------------     -----------    --------------
  Net increase (decrease)
   in net assets.........   121,827,205      54,218,900       299,257,955
NET ASSETS:
  Beginning of year......   163,462,934       6,212,794     1,604,149,669
                           ------------     -----------    --------------
  End of year............  $285,290,139     $60,431,694    $1,903,407,624
                           ============     ===========    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                              HARTFORD
                           U.S. GOVERNMENT                  HARTFORD VALUE     HARTFORD       HUNTINGTON     HUNTINGTON VA
                             SECURITIES     HARTFORD VALUE  OPPORTUNITIES    EQUITY INCOME      INCOME      DIVIDEND CAPTURE
                              HLS FUND         HLS FUND        HLS FUND        HLS FUND       EQUITY FUND         FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (J)   SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------  ---------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $    443,000     $  (134,480)    $   (94,660)     $      922      $   184,075     $   339,182
  Capital gains income...       --               --              --              --               --             --
  Net realized gain
   (loss) on security
   transactions..........        469,434         280,132             (40)            522            8,604           2,562
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (101,175)     13,997,340       3,828,043          87,122        2,370,276       1,638,585
                            ------------     -----------     -----------      ----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        811,259      14,142,992       3,733,343          88,566        2,562,955       1,980,329
                            ------------     -----------     -----------      ----------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     46,127,491      10,725,997       5,024,232         448,672        6,933,571       6,987,375
  Net transfers..........      3,718,196      37,316,311      12,115,317       1,209,004        4,296,535       4,830,210
  Surrenders for benefit
   payments and fees.....    (22,913,977)     (3,600,591)       (557,128)           (592)        (723,870)       (380,894)
  Net annuity
   transactions..........        118,185          11,842          23,372         --               --             --
                            ------------     -----------     -----------      ----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     27,049,895      44,453,559      16,605,793       1,657,084       10,506,236      11,436,691
                            ------------     -----------     -----------      ----------      -----------     -----------
  Net increase (decrease)
   in net assets.........     27,861,154      58,596,551      20,339,136       1,745,650       13,069,191      13,417,020
NET ASSETS:
  Beginning of year......    183,487,796      27,629,896       2,362,126         --             7,697,078       3,223,411
                            ------------     -----------     -----------      ----------      -----------     -----------
  End of year............   $211,348,950     $86,226,447     $22,701,262      $1,745,650      $20,766,269     $16,640,431
                            ============     ===========     ===========      ==========      ===========     ===========


                           HUNTINGTON VA
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (82,664)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         2,330
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,262,821
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,182,487
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     4,624,806
  Net transfers..........     2,685,108
  Surrenders for benefit
   payments and fees.....      (403,921)
  Net annuity
   transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     6,905,993
                            -----------
  Net increase (decrease)
   in net assets.........     8,088,480
NET ASSETS:
  Beginning of year......     3,534,004
                            -----------
  End of year............   $11,622,484
                            ===========

(j)  From inception October 31, 2003 to December 31, 2003.

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA
                           MID CORP AMERICA   NEW ECONOMY   ROTATING INDEX
                                 FUND            FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $  (79,349)     $  (21,819)     $  (31,949)
  Capital gains income...          6,159         --              --
  Net realized gain
   (loss) on security
   transactions..........          6,415           2,768           3,982
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,768,550         408,930         566,336
                              ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,701,775         389,879         538,369
                              ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      3,617,316       1,011,712       1,481,477
  Net transfers..........      1,743,282         593,649       1,076,579
  Surrenders for benefit
   payments and fees.....       (237,900)        (51,399)       (100,613)
  Net annuity
   transactions..........       --               --              --
                              ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,122,698       1,553,962       2,457,443
                              ----------      ----------      ----------
  Net increase (decrease)
   in net assets.........      6,824,473       1,943,841       2,995,812
NET ASSETS:
  Beginning of year......      2,963,744         625,650         739,112
                              ----------      ----------      ----------
  End of year............     $9,788,217      $2,569,491      $3,734,924
                              ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________

                                                               MARSICO
                           MERRILL LYNCH   MERRILL LYNCH    INTERNATIONAL                    NATIONS           NATIONS
                           GLOBAL GROWTH  LARGE CAP GROWTH  OPPORTUNITIES  NATIONS HIGH   INTERNATIONAL    MARSICO FOCUSED
                             V.I. FUND       V.I. FUND        PORTFOLIO     YIELD BOND   VALUE PORTFOLIO  EQUITIES PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ----------------  -------------  ------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (233)        $  (436)       $  (186,162)  $ 1,169,249     $    (1,362)      $ (1,157,763)
  Capital gains income...      --             --                 --             23,040           1,294          --
  Net realized gain
   (loss) on security
   transactions..........         186            (523)           (89,934)       33,665        (253,947)        (6,470,551)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      24,039          22,309          5,322,982     2,719,847       3,519,955         32,126,732
                              -------         -------        -----------   -----------     -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      23,992          21,350          5,046,886     3,945,801       3,265,940         24,498,418
                              -------         -------        -----------   -----------     -----------       ------------
UNIT TRANSACTIONS:
  Purchases..............       2,500          18,010          2,974,880     3,834,389           9,245          4,262,461
  Net transfers..........      12,346          (2,158)         3,639,476     8,020,245        (866,568)         1,903,967
  Surrenders for benefit
   payments and fees.....      (2,540)         (2,819)          (950,783)   (1,094,668)       (587,817)        (8,296,560)
  Net annuity
   transactions..........      --             --                 --            --             --                  (23,691)
                              -------         -------        -----------   -----------     -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      12,306          13,033          5,663,573    10,759,966      (1,445,140)        (2,153,823)
                              -------         -------        -----------   -----------     -----------       ------------
  Net increase (decrease)
   in net assets.........      36,298          34,383         10,710,459    14,705,767       1,820,800         22,344,595
NET ASSETS:
  Beginning of year......      60,994          59,300         10,075,591     8,667,174       7,888,737         82,296,966
                              -------         -------        -----------   -----------     -----------       ------------
  End of year............     $97,292         $93,683        $20,786,050   $23,372,941     $ 9,709,537       $104,641,561
                              =======         =======        ===========   ===========     ===========       ============


                              NATIONS ASSET
                           ALLOCATION PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (5,369)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          (11,836)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        1,335,288
                                ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,318,083
                                ----------
UNIT TRANSACTIONS:
  Purchases..............          230,293
  Net transfers..........        1,387,743
  Surrenders for benefit
   payments and fees.....         (948,296)
  Net annuity
   transactions..........        --
                                ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          669,740
                                ----------
  Net increase (decrease)
   in net assets.........        1,987,823
NET ASSETS:
  Beginning of year......        6,874,944
                                ----------
  End of year............       $8,862,767
                                ==========

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (115,769)      $  (650,059)      $  (57,475)
  Capital gains income...       --                --                --
  Net realized gain
   (loss) on security
   transactions..........       (834,958)       (4,558,691)         (27,813)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,795,789        17,933,881        1,773,971
                             -----------       -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,845,062        12,725,131        1,688,683
                             -----------       -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      1,351,228         1,221,600          346,223
  Net transfers..........        985,408        (1,365,773)         866,545
  Surrenders for benefit
   payments and fees.....       (867,157)       (4,557,881)        (255,472)
  Net annuity
   transactions..........         (1,132)           (3,260)         --
                             -----------       -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,468,347        (4,705,314)         957,296
                             -----------       -----------       ----------
  Net increase (decrease)
   in net assets.........      3,313,409         8,019,817        2,645,979
NET ASSETS:
  Beginning of year......      7,429,798        48,214,531        3,360,031
                             -----------       -----------       ----------
  End of year............    $10,743,207       $56,234,348       $6,006,010
                             ===========       ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                            NATIONS MIDCAP     NATIONS SMALL    NATIONS VALUE  JENNISON 20/20
                           GROWTH PORTFOLIO  COMPANY PORTFOLIO    PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  -------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $  (122,287)       $  (131,032)     $    (1,972)     $ (5,562)         $  (19,941)
  Capital gains income...       --                 --                --            --                 --
  Net realized gain
   (loss) on security
   transactions..........          1,604           (134,640)        (131,296)       (1,404)           (348,901)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,155,994          3,156,754        4,493,936       103,920             713,000
                             -----------        -----------      -----------      --------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,035,311          2,891,082        4,360,668        96,954             344,158
                             -----------        -----------      -----------      --------          ----------
UNIT TRANSACTIONS:
  Purchases..............      3,418,802          2,055,233        3,556,696        77,482              94,744
  Net transfers..........      4,974,691          2,708,431        4,519,149       (24,597)           (408,492)
  Surrenders for benefit
   payments and fees.....       (398,497)          (607,680)      (1,263,895)      (45,198)            (78,999)
  Net annuity
   transactions..........       --                 --                --            --                     (961)
                             -----------        -----------      -----------      --------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      7,994,996          4,155,984        6,811,950         7,687            (393,708)
                             -----------        -----------      -----------      --------          ----------
  Net increase (decrease)
   in net assets.........     10,030,307          7,047,066       11,172,618       104,641             (49,550)
NET ASSETS:
  Beginning of year......      4,174,410          6,485,651       12,014,542       332,711           1,410,140
                             -----------        -----------      -----------      --------          ----------
  End of year............    $14,204,717        $13,532,717      $23,187,160      $437,352          $1,360,590
                             ===========        ===========      ===========      ========          ==========

                                               SP JENNISON
                           PRUDENTIAL VALUE   INTERNATIONAL
                              PORTFOLIO      GROWTH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,389)         $ (2,675)
  Capital gains income...       --                --
  Net realized gain
   (loss) on security
   transactions..........         1,682            24,440
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       100,480            40,001
                               --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       100,773            61,766
                               --------          --------
UNIT TRANSACTIONS:
  Purchases..............        72,909           202,798
  Net transfers..........        46,924           (48,091)
  Surrenders for benefit
   payments and fees.....       (30,858)          (94,656)
  Net annuity
   transactions..........       --                --
                               --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        88,975            60,051
                               --------          --------
  Net increase (decrease)
   in net assets.........       189,748           121,817
NET ASSETS:
  Beginning of year......       341,351            47,502
                               --------          --------
  End of year............      $531,099          $169,319
                               ========          ========

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            SMITH BARNEY      SMITH BARNEY      SMITH BARNEY
                           GOVERNMENT FUND  APPRECIATION FUND  CASH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $   (95)         $   (436)         $   (823)
  Capital gains income...      --                --                --
  Net realized gain
   (loss) on security
   transactions..........      --                (15,562)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 42,322           --
                               -------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (95)           26,324              (823)
                               -------          --------          --------
UNIT TRANSACTIONS:
  Purchases..............      --                --                --
  Net transfers..........      --                (48,153)          --
  Surrenders for benefit
   payments and fees.....       (1,822)           (1,715)             (253)
  Net annuity
   transactions..........      --                --                --
                               -------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (1,822)          (49,868)             (253)
                               -------          --------          --------
  Net increase (decrease)
   in net assets.........       (1,917)          (23,544)           (1,076)
NET ASSETS:
  Beginning of year......       25,344           165,880           251,141
                               -------          --------          --------
  End of year............      $23,427          $142,336          $250,065
                               =======          ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________

                                                     VICTORY             VICTORY
                            UBS SERIES TRUST    VARIABLE INSURANCE  VARIABLE INSURANCE     STI CLASSIC      STI CLASSIC
                           TACTICAL ALLOCATION     DIVERSIFIED        SMALL COMPANY        VT CAPITAL       VT GROWTH &
                                PORTFOLIO           STOCK FUND       OPPORTUNITY FUND   APPRECIATION FUND   INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  ------------------  ------------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $   (87,817)         $  (16,488)          $ (5,722)         $  (15,534)       $   (6,153)
  Capital gains income...        --                   --                 --                  --                 --
  Net realized gain
   (loss) on security
   transactions..........       (1,479,494)             (5,457)              (581)             (4,918)            1,195
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        6,133,735             521,874            122,455             174,306           238,412
                               -----------          ----------           --------          ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        4,566,424             499,929            116,152             153,854           233,454
                               -----------          ----------           --------          ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............          251,033              64,638             25,448           1,036,618           639,600
  Net transfers..........       (1,790,632)            234,750            157,761             258,627           582,192
  Surrenders for benefit
   payments and fees.....       (1,375,534)           (101,315)            (2,160)             (8,438)           (9,651)
  Net annuity
   transactions..........           (6,932)           --                 --                  --                 --
                               -----------          ----------           --------          ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,922,065)            198,073            181,049           1,286,807         1,212,141
                               -----------          ----------           --------          ----------        ----------
  Net increase (decrease)
   in net assets.........        1,644,359             698,002            297,201           1,440,661         1,445,595
NET ASSETS:
  Beginning of year......       19,584,955           1,385,611            229,419             223,701           220,532
                               -----------          ----------           --------          ----------        ----------
  End of year............      $21,229,314          $2,083,613           $526,620          $1,664,362        $1,666,127
                               ===========          ==========           ========          ==========        ==========


                           STI CLASSIC  STI CLASSIC VT
                           VT MID-CAP    VALUE INCOME
                           EQUITY FUND    STOCK FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $ (3,272)     $   (1,282)
  Capital gains income...     --             --
  Net realized gain
   (loss) on security
   transactions..........          8          (3,232)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    100,776         252,681
                            --------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     97,512         248,167
                            --------      ----------
UNIT TRANSACTIONS:
  Purchases..............    216,508         590,108
  Net transfers..........    143,417         677,041
  Surrenders for benefit
   payments and fees.....     (4,100)        (18,940)
  Net annuity
   transactions..........     --             --
                            --------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    355,825       1,248,209
                            --------      ----------
  Net increase (decrease)
   in net assets.........    453,337       1,496,376
NET ASSETS:
  Beginning of year......    165,681         245,482
                            --------      ----------
  End of year............   $619,018      $1,741,858
                            ========      ==========

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN CENTURY
                              VP CAPITAL      AIM V.I. CAPITAL   AIM V.I. HIGH
                           APPRECIATION FUND  APPRECIATION FUND   YIELD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (38,113)        $  (139,915)     $   (82,064)
  Capital gains income...       --                  --                --
  Net realized gain
   (loss) on security
   transactions..........       (572,180)         (1,734,039)        (412,781)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (236,208)         (1,416,100)          (2,763)
                              ----------         -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (846,501)         (3,290,054)        (497,608)
                              ----------         -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        477,214             172,941           83,440
  Net transfers..........       (418,278)         (1,944,905)        (131,490)
  Surrenders for benefit
   payments and fees.....       (674,538)         (1,084,755)        (970,525)
  Net annuity
   transactions..........           (309)              8,763          --
                              ----------         -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (615,911)         (2,847,956)      (1,018,575)
                              ----------         -----------      -----------
  Net increase (decrease)
   in net assets.........     (1,462,412)         (6,138,010)      (1,516,183)
NET ASSETS:
  Beginning of year......      3,916,473          14,302,828        7,337,544
                              ----------         -----------      -----------
  End of year............     $2,454,061         $ 8,164,818      $ 5,821,361
                              ==========         ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-96 ____________________________________

                                                                               ARMADA         ARMADA        ARMADA
                                             ALLIANCE VP    ALLIANCE VP       ADVANTAGE      ADVANTAGE     ADVANTAGE
                           AIM V.I. PREMIER  GLOBAL BOND     GROWTH AND     EQUITY GROWTH  INTERNATIONAL    MID CAP
                             EQUITY FUND      PORTFOLIO   INCOME PORTFOLIO      FUND        EQUITY FUND   GROWTH FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -----------  ----------------  -------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $   (308,160)   $   (4,723)     $  (22,762)     $  (12,089)     $ (10,243)    $ (10,137)
  Capital gains income...        --              --             109,684         --             --             --
  Net realized gain
   (loss) on security
   transactions..........      (4,912,988)       (7,635)        (96,918)        (35,054)       (17,276)      (46,269)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (7,313,779)      134,917        (872,344)       (299,928)      (142,362)     (270,655)
                             ------------    ----------      ----------      ----------      ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (12,534,927)      122,559        (882,340)       (347,071)      (169,881)     (327,061)
                             ------------    ----------      ----------      ----------      ---------     ---------
UNIT TRANSACTIONS:
  Purchases..............         315,487        60,603         250,265         132,864        136,821       110,245
  Net transfers..........      (4,361,843)      598,589         (11,776)         52,478       (109,128)       41,912
  Surrenders for benefit
   payments and fees.....      (3,097,919)     (144,451)       (290,120)        (41,484)       (42,888)      (38,998)
  Net annuity
   transactions..........        --              --            --               --             --             --
                             ------------    ----------      ----------      ----------      ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (7,144,275)      514,741         (51,631)        143,858        (15,195)      113,159
                             ------------    ----------      ----------      ----------      ---------     ---------
  Net increase (decrease)
   in net assets.........     (19,679,202)      637,300        (933,971)       (203,213)      (185,076)     (213,902)
NET ASSETS:
  Beginning of year......      41,882,492       725,111       3,710,959       1,010,655        810,000       858,078
                             ------------    ----------      ----------      ----------      ---------     ---------
  End of year............    $ 22,203,290    $1,362,411      $2,776,988      $  807,442      $ 624,924     $ 644,176
                             ============    ==========      ==========      ==========      =========     =========


                           AMSOUTH CAPITAL
                             GROWTH FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (36,397)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (81,711)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (836,462)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (954,570)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       628,883
  Net transfers..........     1,966,759
  Surrenders for benefit
   payments and fees.....      (238,763)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,356,879
                             ----------
  Net increase (decrease)
   in net assets.........     1,402,309
NET ASSETS:
  Beginning of year......     1,687,047
                             ----------
  End of year............    $3,089,356
                             ==========

(a)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 01, 2002.

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                             AMSOUTH VALUE     AMSOUTH SELECT   BB & T CAPITAL
                                  FUND          EQUITY FUND    APPRECIATION FUND
                            SUB-ACCOUNT (B)     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    (98,225)     $  (157,781)      $   (8,845)
  Capital gains income...        --                 --              --
  Net realized gain
   (loss) on security
   transactions..........       (7,651,351)        (357,442)          (1,230)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (2,807,785)      (2,564,446)        (206,874)
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (10,557,361)      (3,079,669)        (216,949)
                              ------------      -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        1,209,266        3,404,097        1,017,636
  Net transfers..........      (12,614,831)      12,078,379          722,722
  Surrenders for benefit
   payments and fees.....       (7,141,577)      (2,280,739)         (31,928)
  Net annuity
   transactions..........           (5,600)         --              --
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (18,552,742)      13,201,737        1,708,430
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets.........      (29,110,103)      10,122,068        1,491,481
NET ASSETS:
  Beginning of year......       77,468,587       19,384,645           16,567
                              ------------      -----------       ----------
  End of year............     $ 48,358,484      $29,506,713       $1,508,048
                              ============      ===========       ==========

(b) Formerly Amsouth Equity Income Fund Sub-Account. Change effective May 01, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-98 ____________________________________

                            BB & T CAPITAL
                                MANAGER                         BB & T LARGE                        EVERGREEN VA
                           AGGRESSIVE GROWTH   BB & T GROWTH   COMPANY GROWTH    CALVERT SOCIAL    CAPITAL GROWTH    EVERGREEN VA
                                 FUND         AND INCOME FUND       FUND       BALANCED PORTFOLIO       FUND       FOUNDATION FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (C)
                           -----------------  ---------------  --------------  ------------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (32,136)       $   147,983      $   (5,735)       $   43,651       $  (166,671)     $   185,208
  Capital gains income...         37,132           --               --               --                  87,196         --
  Net realized gain
   (loss) on security
   transactions..........        (79,962)          (884,989)         (8,991)         (214,046)         (479,739)        (235,083)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (672,872)       (10,929,632)       (140,012)         (375,750)       (4,755,543)        (978,034)
                              ----------        -----------      ----------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (747,838)       (11,666,638)       (154,738)         (546,145)       (5,314,757)      (1,027,909)
                              ----------        -----------      ----------        ----------       -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        976,378          4,668,585         632,213           318,550           409,639          199,630
  Net transfers..........        271,793          2,187,379         651,752          (228,789)       (1,448,957)      (1,839,034)
  Surrenders for benefit
   payments and fees.....       (143,905)        (3,916,801)        (15,938)         (742,870)       (1,805,065)        (657,484)
  Net annuity
   transactions..........       --                 --               --                (72,731)           (4,675)        --
                              ----------        -----------      ----------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,104,266          2,939,163       1,268,027          (725,840)       (2,849,058)      (2,296,888)
                              ----------        -----------      ----------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets.........        356,428         (8,727,475)      1,113,289        (1,271,985)       (8,163,815)      (3,324,797)
NET ASSETS:
  Beginning of year......      2,374,630         52,535,788          45,926         4,256,929        23,547,782        9,390,651
                              ----------        -----------      ----------        ----------       -----------      -----------
  End of year............     $2,731,058        $43,808,313      $1,159,215        $2,984,944       $15,383,967      $ 6,065,854
                              ==========        ===========      ==========        ==========       ===========      ===========


                                EVERGREEN VA
                                    FUND
                            SUB-ACCOUNT (D),(L)
                           ----------------------
OPERATIONS:
  Net investment income
   (loss)................        $  (19,638)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........           (90,293)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (401,346)
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (511,277)
                                 ----------
UNIT TRANSACTIONS:
  Purchases..............           108,239
  Net transfers..........          (328,992)
  Surrenders for benefit
   payments and fees.....          (127,748)
  Net annuity
   transactions..........         --
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (348,501)
                                 ----------
  Net increase (decrease)
   in net assets.........          (859,778)
NET ASSETS:
  Beginning of year......         2,126,019
                                 ----------
  End of year............        $1,266,241
                                 ==========

(c) Effective May 01, 2002, Wachovia Balanced Fund II Sub-Account merged with Evergreen VA Foundation Fund Sub-Account.
(d) Effective May 01, 2002, Wachovia Equity Fund II Sub-Account merged with Evergreen VA Fund Sub-Account.
(f) Effective October 08, 2002, OFFIT VIF High Yield Fund Sub-Account merged with Evergreen VA High Income Fund Sub-Account.
(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                         EVERGREEN VA
                           EVERGREEN VA  INTERNATIONAL  EVERGREEN VA
                           GROWTH FUND    GROWTH FUND    OMEGA FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  (144,101)   $    14,309   $  (117,172)
  Capital gains income...      --             --            --
  Net realized gain
   (loss) on security
   transactions..........     (511,002)    (1,970,869)     (689,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (3,230,332)       124,409    (2,036,951)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (3,885,435)    (1,832,151)   (2,844,109)
                           -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      194,217        204,329       569,411
  Net transfers..........     (881,757)    (1,442,431)   (1,335,070)
  Surrenders for benefit
   payments and fees.....   (1,344,762)    (1,484,990)     (869,353)
  Net annuity
   transactions..........       (3,012)        (5,185)       (1,037)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,035,314)    (2,728,277)   (1,636,049)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets.........   (5,920,749)    (4,560,428)   (4,480,158)
NET ASSETS:
  Beginning of year......   14,594,535     17,724,907    11,194,408
                           -----------    -----------   -----------
  End of year............  $ 8,673,786    $13,164,479   $ 6,714,250
                           ===========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-100 ____________________________________

                               EVERGREEN VA        EVERGREEN VA                        FIRST AMERICAN   FIRST AMERICAN
                              SMALL CAP VALUE     SPECIAL EQUITY   EVERGREEN VA HIGH   INTERNATIONAL   LARGE CAP GROWTH
                                   FUND                FUND           INCOME FUND        PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT (E)(L)     SUB-ACCOUNT    SUB-ACCOUNT (F)(L)    SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  --------------  -------------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $   (9,359)         $  (7,474)          $ 16,131           $--              $  (25)
  Capital gains income...          138,123            --                --                 --              --
  Net realized gain
   (loss) on security
   transactions..........          (28,850)           (25,546)           (30,445)          --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (320,551)          (166,672)             6,800             (506)            (867)
                                ----------          ---------           --------           ------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (220,637)          (199,692)            (7,514)            (506)            (892)
                                ----------          ---------           --------           ------           ------
UNIT TRANSACTIONS:
  Purchases..............          643,575             20,640              9,857           --              --
  Net transfers..........          541,376             18,194            (72,512)          --                  128
  Surrenders for benefit
   payments and fees.....          (80,985)           (64,670)           (21,802)               5                1
  Net annuity
   transactions..........        --                    (1,877)          --                 --              --
                                ----------          ---------           --------           ------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,103,966            (27,713)           (84,457)               5              129
                                ----------          ---------           --------           ------           ------
  Net increase (decrease)
   in net assets.........          883,329           (227,405)           (91,971)            (501)            (763)
NET ASSETS:
  Beginning of year......          786,868            685,165            250,365            2,565            2,803
                                ----------          ---------           --------           ------           ------
  End of year............       $1,670,197          $ 457,760           $158,394           $2,064           $2,040
                                ==========          =========           ========           ======           ======

                            FIRST AMERICAN   FIRST AMERICAN
                           SMALL CAP GROWTH    TECHNOLOGY
                              PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $  (287)         $   (26)
  Capital gains income...      --                --
  Net realized gain
   (loss) on security
   transactions..........          (41)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (7,299)          (1,232)
                               -------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (7,627)          (1,258)
                               -------          -------
UNIT TRANSACTIONS:
  Purchases..............      --                --
  Net transfers..........      --                   171
  Surrenders for benefit
   payments and fees.....           11               (8)
  Net annuity
   transactions..........      --                --
                               -------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           11              163
                               -------          -------
  Net increase (decrease)
   in net assets.........       (7,616)          (1,095)
NET ASSETS:
  Beginning of year......       24,606            2,802
                               -------          -------
  End of year............      $16,990          $ 1,707
                               =======          =======

(e) Effective May 01, 2002, Wachovia Special Values Fund II Sub-Account merged with Evergreen VA Small Cap Value Fund Sub-Account.
(f) Effective October 08, 2002, OFFIT VIF High Yield Fund Sub-Account merged with Evergreen VA High Income Fund Sub-Account.
(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           FIDELITY-REGISTERED TRADEMARK- VIP ASSET  FIDELITY-REGISTERED TRADEMARK- VIP
                                           MANAGER                                 GROWTH
                                         SUB-ACCOUNT                            SUB-ACCOUNT
                           ----------------------------------------  ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................                 $  129,393                            $  (199,050)
  Capital gains income...             --                                       --
  Net realized gain
   (loss) on security
   transactions..........                    (75,675)                            (2,812,238)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                   (562,512)                            (4,981,213)
                                          ----------                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                   (508,794)                            (7,992,501)
                                          ----------                            -----------
UNIT TRANSACTIONS:
  Purchases..............                    481,958                              2,343,646
  Net transfers..........                   (153,751)                            (1,170,819)
  Surrenders for benefit
   payments and fees.....                   (675,303)                            (3,762,291)
  Net annuity
   transactions..........             --                                             (1,455)
                                          ----------                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                   (347,096)                            (2,590,919)
                                          ----------                            -----------
  Net increase (decrease)
   in net assets.........                   (855,890)                           (10,583,420)
NET ASSETS:
  Beginning of year......                  5,070,527                             26,043,668
                                          ----------                            -----------
  End of year............                 $4,214,637                            $15,460,248
                                          ==========                            ===========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                       CONTRAFUND
                                      SUB-ACCOUNT
                           ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................             $   (69,343)
  Capital gains income...            --
  Net realized gain
   (loss) on security
   transactions..........                (541,711)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................              (1,429,695)
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              (2,040,749)
                                      -----------
UNIT TRANSACTIONS:
  Purchases..............               1,686,519
  Net transfers..........                (743,379)
  Surrenders for benefit
   payments and fees.....              (3,202,744)
  Net annuity
   transactions..........                     (16)
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........              (2,259,620)
                                      -----------
  Net increase (decrease)
   in net assets.........              (4,300,369)
NET ASSETS:
  Beginning of year......              20,350,856
                                      -----------
  End of year............             $16,050,487
                                      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-102 ____________________________________

                                                                                     FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP     FIFTH THIRD     DISCIPLINED VALUE   FIFTH THIRD MID
                                        OVERSEAS               BALANCED VIP FUND      VIP FUND          CAP VIP FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT (G)    SUB-ACCOUNT (G)    SUB-ACCOUNT (G)
                           ----------------------------------  -----------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................              $  (14,098)                 $    313           $    881            $   (527)
  Capital gains income...            --                             --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........                (135,998)                        2                 (6)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                (614,488)                   (1,422)             3,854               1,464
                                       ----------                  --------           --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                (764,584)                   (1,107)             4,729                 937
                                       ----------                  --------           --------            --------
UNIT TRANSACTIONS:
  Purchases..............                 447,054                   148,896            118,628             125,214
  Net transfers..........                 (47,577)                   32,238            103,242             115,523
  Surrenders for benefit
   payments and fees.....                (535,795)                     (377)              (124)               (114)
  Net annuity
   transactions..........            --                             --                 --                 --
                                       ----------                  --------           --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                (136,318)                  180,757            221,746             240,623
                                       ----------                  --------           --------            --------
  Net increase (decrease)
   in net assets.........                (900,902)                  179,650            226,475             241,560
NET ASSETS:
  Beginning of year......               3,589,165                   --                 --                 --
                                       ----------                  --------           --------            --------
  End of year............              $2,688,263                  $179,650           $226,475            $241,560
                                       ==========                  ========           ========            ========

                                                FIRST HORIZON
                                                   CAPITAL       FIRST HORIZON
                           FIFTH THIRD QUALITY  APPRECIATION    GROWTH & INCOME
                             GROWTH VIP FUND      PORTFOLIO        PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $  (26,279)        $ (2,950)        $  (20,112)
  Capital gains income...        --                 --                  1,729
  Net realized gain
   (loss) on security
   transactions..........          (9,801)             393            (20,801)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (710,118)         (40,972)          (606,676)
                               ----------         --------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (746,198)         (43,529)          (645,860)
                               ----------         --------         ----------
UNIT TRANSACTIONS:
  Purchases..............       2,015,452          313,919          1,141,695
  Net transfers..........       1,088,337          109,458          2,019,155
  Surrenders for benefit
   payments and fees.....         (96,128)         (11,535)           (57,126)
  Net annuity
   transactions..........        --                 --               --
                               ----------         --------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,007,661          411,842          3,103,724
                               ----------         --------         ----------
  Net increase (decrease)
   in net assets.........       2,261,463          368,313          2,457,864
NET ASSETS:
  Beginning of year......         529,272           32,995            988,078
                               ----------         --------         ----------
  End of year............      $2,790,735         $401,308         $3,445,942
                               ==========         ========         ==========

(g)  From inception, July 15, 2002 to December 31, 2002.

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND  APPRECIATION HLS
                               HLS FUND         HLS FUND           FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $    65,541,100   $ 19,461,108    $  (17,063,952)
  Capital gains income...         --             8,449,439         --
  Net realized gain
   (loss) on security
   transactions..........      (224,291,192)       753,053      (121,195,450)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (531,772,439)    35,480,322      (497,262,352)
                            ---------------   ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (690,522,531)    64,143,922      (635,521,754)
                            ---------------   ------------    --------------
UNIT TRANSACTIONS:
  Purchases..............       110,768,189     53,612,581       109,904,165
  Net transfers..........      (220,015,183)   130,123,701      (102,440,586)
  Surrenders for benefit
   payments and fees.....      (475,900,353)   (90,192,115)     (275,306,033)
  Net annuity
   transactions..........        (3,464,193)      (302,203)         (861,496)
                            ---------------   ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (588,611,540)    93,241,964      (268,703,950)
                            ---------------   ------------    --------------
  Net increase (decrease)
   in net assets.........    (1,279,134,071)   157,385,886      (904,225,704)
NET ASSETS:
  Beginning of year......     4,702,112,627    691,639,814     3,057,896,361
                            ---------------   ------------    --------------
  End of year............   $ 3,422,978,556   $849,025,700    $2,153,670,657
                            ===============   ============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-104 ____________________________________

                           HARTFORD DIVIDEND                                     HARTFORD GLOBAL   HARTFORD GLOBAL
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL   COMMUNICATIONS   FINANCIAL SERVICES
                                 FUND            HLS FUND     ADVISORS HLS FUND     HLS FUND           HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $    1,697,606     $  (152,396)     $   (988,814)      $   (5,445)        $    3,111
  Capital gains income...       50,129,103         129,555            53,540          --                --
  Net realized gain
   (loss) on security
   transactions..........      (14,007,406)       (210,644)       (4,935,904)         (55,110)           (50,065)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (205,973,248)     (3,395,852)       (2,888,803)        (305,702)          (799,363)
                            --------------     -----------      ------------       ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (168,153,945)     (3,629,337)       (8,759,981)        (366,257)          (846,317)
                            --------------     -----------      ------------       ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............       63,154,455       2,049,862         2,749,314          314,983          1,124,061
  Net transfers..........       78,788,884       3,181,455        (6,006,216)         885,969          1,824,281
  Surrenders for benefit
   payments and fees.....     (101,714,457)       (709,223)       (6,971,745)        (104,923)          (352,905)
  Net annuity
   transactions..........         (323,807)        --                (18,119)         --                --
                            --------------     -----------      ------------       ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       39,905,075       4,522,094       (10,246,766)       1,096,029          2,595,437
                            --------------     -----------      ------------       ----------         ----------
  Net increase (decrease)
   in net assets.........     (128,248,870)        892,757       (19,006,747)         729,772          1,749,120
NET ASSETS:
  Beginning of year......    1,021,162,019      10,789,079        91,240,827        1,086,675         $2,509,984
                            --------------     -----------      ------------       ----------         ----------
  End of year............   $  892,913,149     $11,681,836      $ 72,234,080       $1,816,447         $4,259,104
                            ==============     ===========      ============       ==========         ==========


                           HARTFORD GLOBAL  HARTFORD GLOBAL
                           HEALTH HLS FUND  LEADERS HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $   (925,775)     $   (585,679)
  Capital gains income...      1,822,067          --
  Net realized gain
   (loss) on security
   transactions..........     (2,554,607)       (7,565,373)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (14,483,347)      (18,665,012)
                            ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (16,141,662)      (26,816,064)
                            ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............      6,951,045         5,362,593
  Net transfers..........      2,086,274        (9,361,877)
  Surrenders for benefit
   payments and fees.....     (5,719,066)      (10,155,009)
  Net annuity
   transactions..........         (9,062)          (17,190)
                            ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,309,191       (14,171,483)
                            ------------      ------------
  Net increase (decrease)
   in net assets.........    (12,832,471)      (40,987,547)
NET ASSETS:
  Beginning of year......     77,048,217       144,390,571
                            ------------      ------------
  End of year............   $ 64,215,746      $103,403,024
                            ============      ============

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                           HARTFORD GLOBAL  HARTFORD GROWTH
                           TECHNOLOGY HLS     AND INCOME     HARTFORD GROWTH
                                FUND           HLS FUND          HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (H)
                           ---------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $   (316,937)    $   (918,473)      $  (14,540)
  Capital gains income...       --               --               --
  Net realized gain
   (loss) on security
   transactions..........     (2,128,516)      (4,980,523)         (35,206)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....    (10,835,221)     (26,492,333)         (47,289)
                            ------------     ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (13,280,674)     (32,391,329)         (97,035)
                            ------------     ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............      1,537,575        7,626,506        2,446,242
  Net transfers..........     (2,261,161)      10,177,195        2,698,971
  Surrenders for benefit
   payments and fees.....     (2,056,507)      (9,351,335)         (68,493)
  Net annuity
   transactions..........         (9,026)         (44,898)          11,844
                            ------------     ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,789,119)       8,407,468        5,088,564
                            ------------     ------------       ----------
  Net increase (decrease)
   in net assets.........    (16,069,793)     (23,983,861)       4,991,529
NET ASSETS:
  Beginning of year......     35,160,409      119,993,998         --
                            ------------     ------------       ----------
  End of year............   $ 19,090,616     $ 96,010,137       $4,991,529
                            ============     ============       ==========

(h)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-106 ____________________________________

                                                                              HARTFORD
                                                                            INTERNATIONAL    HARTFORD        HARTFORD
                           HARTFORD GROWTH     HARTFORD                        CAPITAL     INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES     HIGH YIELD    HARTFORD INDEX  APPRECIATION   SMALL COMPANY  OPPORTUNITIES
                               HLS FUND        HLS FUND        HLS FUND       HLS FUND       HLS FUND        HLS FUND
                           SUB-ACCOUNT (H)    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  --------------  -------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $   (9,243)     $ 2,533,657   $  (1,178,297)   $  (43,281)    $  (54,782)   $   1,739,029
  Capital gains income...       --                --           20,304,975       --              15,347         --
  Net realized gain
   (loss) on security
   transactions..........        (12,650)         860,187     (26,183,499)      220,432       (235,149)        (313,429)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        (35,619)      (7,349,795)   (143,126,664)   (1,047,434)      (638,650)     (32,624,084)
                              ----------      -----------   -------------    ----------     ----------    -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (57,512)      (3,955,951)   (150,183,485)     (870,283)      (913,234)     (31,198,484)
                              ----------      -----------   -------------    ----------     ----------    -------------
UNIT TRANSACTIONS:
  Purchases..............      1,371,208        8,147,856      19,763,555     3,152,555      1,026,674       10,631,188
  Net transfers..........      1,653,654       24,941,782     (40,126,608)    2,109,658      5,945,169      (39,718,229)
  Surrenders for benefit
   payments and fees.....        (59,080)      (6,622,230)    (56,284,241)     (304,402)      (495,167)     (45,385,810)
  Net annuity
   transactions..........          3,806          (23,944)       (622,249)       11,315         23,127         (101,207)
                              ----------      -----------   -------------    ----------     ----------    -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,969,588       26,443,464     (77,269,543)    4,969,126      6,499,803      (74,574,058)
                              ----------      -----------   -------------    ----------     ----------    -------------
  Net increase (decrease)
   in net assets.........      2,912,076       22,487,513    (227,453,028)    4,098,843      5,586,569     (105,772,542)
NET ASSETS:
  Beginning of year......       --             55,703,317     659,715,009     2,980,644        825,699      301,599,769
                              ----------      -----------   -------------    ----------     ----------    -------------
  End of year............     $2,912,076      $78,190,830   $ 432,261,981    $7,079,487     $6,412,268    $ 195,827,227
                              ==========      ===========   =============    ==========     ==========    =============


                              HARTFORD
                               MIDCAP
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................  $  (6,196,791)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (31,627,754)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....    (53,672,240)
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (91,496,785)
                           -------------
UNIT TRANSACTIONS:
  Purchases..............        894,638
  Net transfers..........    (67,456,510)
  Surrenders for benefit
   payments and fees.....    (43,694,684)
  Net annuity
   transactions..........       (216,600)
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (110,473,156)
                           -------------
  Net increase (decrease)
   in net assets.........   (201,969,941)
NET ASSETS:
  Beginning of year......    630,470,929
                           -------------
  End of year............  $ 428,500,988
                           =============

(h)  From inception, April 30, 2002 to December 31, 2002.

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            HARTFORD
                             HARTFORD        HARTFORD       MORTGAGE       HARTFORD
                           MIDCAP VALUE    MONEY MARKET    SECURITIES    SMALL COMPANY
                             HLS FUND        HLS FUND       HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (822,093)  $     990,188   $  5,352,466   $ (2,702,358)
  Capital gains income...       --               46,998        --             --
  Net realized gain
   (loss) on security
   transactions..........    (1,984,634)       --              183,681    (18,445,070)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....   (16,577,421)              1      9,940,372    (58,784,318)
                           ------------   -------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (19,384,148)      1,037,187     15,476,519    (79,931,746)
                           ------------   -------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............    23,079,108     135,060,005     19,505,407     10,087,085
  Net transfers..........    88,514,745     225,800,556    118,377,618       (742,017)
  Surrenders for benefit
   payments and fees.....    (7,123,204)   (333,178,238)   (33,279,572)   (19,583,164)
  Net annuity
   transactions..........       135,166         146,742       (143,260)       (13,637)
                           ------------   -------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   104,605,815      27,829,065    104,460,193    (10,251,733)
                           ------------   -------------   ------------   ------------
  Net increase (decrease)
   in net assets.........    85,221,667      28,866,252    119,936,712    (90,183,479)
NET ASSETS:
  Beginning of year......    35,002,079     654,642,166    192,275,091    253,646,413
                           ------------   -------------   ------------   ------------
  End of year............  $120,223,746   $ 683,508,418   $312,211,803   $163,462,934
                           ============   =============   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-108 ____________________________________

                                                                   HARTFORD
                               HARTFORD                        U.S. GOVERNMENT                     HARTFORD VALUE    HUNTINGTON
                           SMALLCAP GROWTH    HARTFORD STOCK      SECURITIES     HARTFORD VALUE    OPPORTUNITIES       INCOME
                               HLS FUND          HLS FUND          HLS FUND         HLS FUND          HLS FUND       EQUITY FUND
                           SUB-ACCOUNT (H)     SUB-ACCOUNT     SUB-ACCOUNT (H)    SUB-ACCOUNT     SUB-ACCOUNT (H)    SUB-ACCOUNT
                           ----------------  ----------------  ----------------  --------------  ------------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $  (30,833)     $   (6,821,581)    $   (805,864)    $   (16,704)       $   (7,445)     $   78,504
  Capital gains income...       --                 --                --               --               --                --
  Net realized gain
   (loss) on security
   transactions..........         83,395        (213,659,424)         116,211        (145,938)          (11,269)         (9,330)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        (40,538)       (404,336,145)       5,976,388      (6,310,551)          (28,472)       (719,827)
                              ----------      --------------     ------------     -----------        ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         12,024        (624,817,150)       5,286,735      (6,473,193)          (47,186)       (650,653)
                              ----------      --------------     ------------     -----------        ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      2,318,886          52,215,913       21,174,259       5,779,615           569,070       2,862,688
  Net transfers..........      3,967,909        (167,802,721)     164,685,403      15,183,007         1,875,968       2,537,027
  Surrenders for benefit
   payments and fees.....        (90,658)       (208,135,340)      (7,816,132)     (2,009,484)          (35,726)       (360,579)
  Net annuity
   transactions..........          4,633          (1,992,466)         157,531          15,271          --                --
                              ----------      --------------     ------------     -----------        ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,200,770        (325,714,614)     178,201,061      18,968,409         2,409,312       5,039,136
                              ----------      --------------     ------------     -----------        ----------      ----------
  Net increase (decrease)
   in net assets.........      6,212,794        (950,531,764)     183,487,796      12,495,216         2,362,126       4,388,483
NET ASSETS:
  Beginning of year......       --             2,554,681,433         --            15,134,680          --             3,308,595
                              ----------      --------------     ------------     -----------        ----------      ----------
  End of year............     $6,212,794      $1,604,149,669     $183,487,796     $27,629,896        $2,362,126      $7,697,078
                              ==========      ==============     ============     ===========        ==========      ==========


                            HUNTINGTON VA
                           DIVIDEND CAPTURE
                                 FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   40,034
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         (1,086)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        (43,211)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (4,263)
                              ----------
UNIT TRANSACTIONS:
  Purchases..............      1,521,380
  Net transfers..........      1,755,621
  Surrenders for benefit
   payments and fees.....        (63,220)
  Net annuity
   transactions..........       --
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,213,781
                              ----------
  Net increase (decrease)
   in net assets.........      3,209,518
NET ASSETS:
  Beginning of year......         13,893
                              ----------
  End of year............     $3,223,411
                              ==========

(h)  From inception, April 30, 2002 to December 31, 2002.

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                           HUNTINGTON VA    HUNTINGTON VA    HUNTINGTON VA
                           HUNTINGTON VA  MID CORP AMERICA   NEW ECONOMY     ROTATING INDEX
                            GROWTH FUND         FUND            FUND              FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (I)
                           -------------  ----------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (22,198)      $  (17,482)      $ (2,950)         $ (3,278)
  Capital gains income...      --              --               --              --
  Net realized gain
   (loss) on security
   transactions..........         (660)            (436)        (1,413)           (1,441)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     (377,802)        (221,335)       (22,102)          (30,656)
                            ----------       ----------       --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (400,660)        (239,253)       (26,465)          (35,375)
                            ----------       ----------       --------          --------
UNIT TRANSACTIONS:
  Purchases..............    2,144,487        1,891,857        371,083           328,587
  Net transfers..........    1,617,507        1,317,293        282,783           479,100
  Surrenders for benefit
   payments and fees.....      (77,267)         (70,412)       (10,306)          (33,200)
  Net annuity
   transactions..........      --              --               --              --
                            ----------       ----------       --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,684,727        3,138,738        643,560           774,487
                            ----------       ----------       --------          --------
  Net increase (decrease)
   in net assets.........    3,284,067        2,899,485        617,095           739,112
NET ASSETS:
  Beginning of year......      249,937           64,259          8,555          --
                            ----------       ----------       --------          --------
  End of year............   $3,534,004       $2,963,744       $625,650          $739,112
                            ==========       ==========       ========          ========

(i)  From inception, July 31, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-110 ____________________________________

                                                                    MARSICO
                             MERRILL LYNCH      MERRILL LYNCH    INTERNATIONAL                    NATIONS           NATIONS
                             GLOBAL GROWTH     LARGE CAP GROWTH  OPPORTUNITIES  NATIONS HIGH   INTERNATIONAL    MARSICO FOCUSED
                               V.I. FUND          V.I. FUND        PORTFOLIO     YIELD BOND   VALUE PORTFOLIO  EQUITIES PORTFOLIO
                            SUB-ACCOUNT (J)    SUB-ACCOUNT (K)    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ----------------  -------------  ------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (633)          $   (792)      $  (125,832)   $  501,949     $     6,202       $ (1,289,651)
  Capital gains income...       --                  --                --            --              104,459          --
  Net realized gain
   (loss) on security
   transactions..........           (172)              (393)         (164,646)      (10,613)       (230,668)        (7,477,204)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        (17,650)           (16,467)         (559,093)     (430,853)     (1,759,937)        (7,944,643)
                                --------           --------       -----------    ----------     -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (18,455)           (17,652)         (849,571)       60,483      (1,879,944)       (16,711,498)
                                --------           --------       -----------    ----------     -----------       ------------
UNIT TRANSACTIONS:
  Purchases..............          7,841              1,410           573,239       827,067         474,477          2,063,796
  Net transfers..........         15,293             16,323           547,172     4,149,552       2,517,500         (6,699,714)
  Surrenders for benefit
   payments and fees.....           (811)            (2,469)         (700,716)     (620,442)       (667,565)        (9,844,104)
  Net annuity
   transactions..........       --                  --                --            --             --                  (11,630)
                                --------           --------       -----------    ----------     -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         22,323             15,264           419,695     4,356,177       2,324,412        (14,491,652)
                                --------           --------       -----------    ----------     -----------       ------------
  Net increase (decrease)
   in net assets.........          3,868             (2,388)         (429,876)    4,416,660         444,468        (31,203,150)
NET ASSETS:
  Beginning of year......         57,126             61,688        10,505,467     4,250,514       7,444,269        113,500,116
                                --------           --------       -----------    ----------     -----------       ------------
  End of year............       $ 60,994           $ 59,300       $10,075,591    $8,667,174     $ 7,888,737       $ 82,296,966
                                ========           ========       ===========    ==========     ===========       ============


                              NATIONS ASSET
                           ALLOCATION PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
OPERATIONS:
  Net investment income
   (loss)................      $    11,138
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (212,920)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       (1,023,520)
                               -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (1,225,302)
                               -----------
UNIT TRANSACTIONS:
  Purchases..............          303,764
  Net transfers..........          409,134
  Surrenders for benefit
   payments and fees.....       (1,276,701)
  Net annuity
   transactions..........        --
                               -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (563,803)
                               -----------
  Net increase (decrease)
   in net assets.........       (1,789,105)
NET ASSETS:
  Beginning of year......        8,664,049
                               -----------
  End of year............      $ 6,874,944
                               ===========

(j) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(k) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT (L)     SUB-ACCOUNT
                           ----------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (114,210)      $   (781,150)     $  (45,706)
  Capital gains income...       --                 --               --
  Net realized gain
   (loss) on security
   transactions..........     (1,471,819)        (5,730,279)       (314,616)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     (2,284,034)        (4,362,467)          6,375
                             -----------       ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,870,063)       (10,873,896)       (353,947)
                             -----------       ------------      ----------
UNIT TRANSACTIONS:
  Purchases..............        610,747            789,539         161,718
  Net transfers..........     (1,261,501)        (5,108,518)       (112,171)
  Surrenders for benefit
   payments and fees.....     (1,163,403)        (6,415,887)       (337,805)
  Net annuity
   transactions..........         10,515             18,500         --
                             -----------       ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,803,642)       (10,716,366)       (288,258)
                             -----------       ------------      ----------
  Net increase (decrease)
   in net assets.........     (5,673,705)       (21,590,262)       (642,205)
NET ASSETS:
  Beginning of year......     13,103,503         69,804,793       4,002,236
                             -----------       ------------      ----------
  End of year............    $ 7,429,798       $ 48,214,531      $3,360,031
                             ===========       ============      ==========

(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-112 ____________________________________

                            NATIONS MIDCAP     NATIONS SMALL    NATIONS VALUE  JENNISON 20/20     PRUDENTIAL     PRUDENTIAL VALUE
                           GROWTH PORTFOLIO  COMPANY PORTFOLIO    PORTFOLIO    FOCUS PORTFOLIO  JENNISON GROWTH     PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -----------------  -------------  ---------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   (36,257)       $   (81,220)     $   (26,969)     $  (5,206)      $  (24,332)        $    404
  Capital gains income...       --                    6,006          --             --               --               --
  Net realized gain
   (loss) on security
   transactions..........        (40,433)          (126,437)        (155,213)        (7,920)          (9,018)          (1,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     (1,050,528)        (1,956,641)      (2,665,031)       (94,537)        (620,448)         (64,267)
                             -----------        -----------      -----------      ---------       ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,127,218)        (2,158,292)      (2,847,213)      (107,663)        (653,798)         (65,852)
                             -----------        -----------      -----------      ---------       ----------         --------
UNIT TRANSACTIONS:
  Purchases..............      1,014,736            844,383        1,413,353        118,246           75,545          179,755
  Net transfers..........      2,891,284          2,518,256        3,030,154         (7,705)        (224,624)          63,797
  Surrenders for benefit
   payments and fees.....       (206,067)          (572,171)      (1,270,919)       (10,628)         (79,447)             789
  Net annuity
   transactions..........       --                 --                --             --                (1,079)         --
                             -----------        -----------      -----------      ---------       ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,699,953          2,790,468        3,172,588         99,913         (229,605)         244,341
                             -----------        -----------      -----------      ---------       ----------         --------
  Net increase (decrease)
   in net assets.........      2,572,735            632,176          325,375         (7,750)        (883,403)         178,489
NET ASSETS:
  Beginning of year......      1,601,675          5,853,475       11,689,167        340,461        2,293,543          162,862
                             -----------        -----------      -----------      ---------       ----------         --------
  End of year............    $ 4,174,410        $ 6,485,651      $12,014,542      $ 332,711       $1,410,140         $341,351
                             ===========        ===========      ===========      =========       ==========         ========

                             SP JENNISON
                            INTERNATIONAL
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   (618)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          (126)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       (11,840)
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (12,584)
                               --------
UNIT TRANSACTIONS:
  Purchases..............         8,950
  Net transfers..........         8,998
  Surrenders for benefit
   payments and fees.....        (1,233)
  Net annuity
   transactions..........       --
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        16,715
                               --------
  Net increase (decrease)
   in net assets.........         4,131
NET ASSETS:
  Beginning of year......        43,371
                               --------
  End of year............      $ 47,502
                               ========

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                            SMITH BARNEY      SMITH BARNEY      SMITH BARNEY
                           GOVERNMENT FUND  APPRECIATION FUND  CASH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $    58          $ (1,751)         $    846
  Capital gains income...      --                  3,274           --
  Net realized gain
   (loss) on security
   transactions..........      --                   (113)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      --                (38,128)          --
                               -------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           58           (36,718)              846
                               -------          --------          --------
UNIT TRANSACTIONS:
  Purchases..............      --                --                --
  Net transfers..........      --                --                --
  Surrenders for benefit
   payments and fees.....       (2,004)           (1,976)          (84,579)
  Net annuity
   transactions..........      --                --                --
                               -------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,004)           (1,976)          (84,579)
                               -------          --------          --------
  Net increase (decrease)
   in net assets.........       (1,946)          (38,694)          (83,733)
NET ASSETS:
  Beginning of year......       27,290           204,574           334,874
                               -------          --------          --------
  End of year............      $25,344          $165,880          $251,141
                               =======          ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-114 ____________________________________

                                                     VICTORY             VICTORY
                            UBS SERIES TRUST    VARIABLE INSURANCE  VARIABLE INSURANCE     STI CLASSIC        STI CLASSIC
                           TACTICAL ALLOCATION     DIVERSIFIED        SMALL COMPANY        VT CAPITAL         VT GROWTH &
                                PORTFOLIO           STOCK FUND       OPPORTUNITY FUND   APPRECIATION FUND     INCOME FUND
                             SUB-ACCOUNT (M)       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (N)    SUB-ACCOUNT (N)
                           -------------------  ------------------  ------------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (198,017)         $   (9,443)          $ (1,673)          $   (504)           $     69
  Capital gains income...        --                   --                 --                  --                 --
  Net realized gain
   (loss) on security
   transactions..........       (3,292,974)            (30,963)               (79)                (2)                 (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       (4,534,242)           (367,644)           (17,983)            (6,497)             (2,244)
                              ------------          ----------           --------           --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (8,025,233)           (408,050)           (19,735)            (7,003)             (2,176)
                              ------------          ----------           --------           --------            --------
UNIT TRANSACTIONS:
  Purchases..............          532,600             376,589             37,498            213,751             190,316
  Net transfers..........       (5,387,244)            436,651            147,628             17,349              32,629
  Surrenders for benefit
   payments and fees.....       (1,779,627)            (43,545)            (2,649)              (396)               (237)
  Net annuity
   transactions..........           (9,499)           --                 --                  --                 --
                              ------------          ----------           --------           --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (6,643,770)            769,695            182,477            230,704             222,708
                              ------------          ----------           --------           --------            --------
  Net increase (decrease)
   in net assets.........      (14,669,003)            361,645            162,742            223,701             220,532
NET ASSETS:
  Beginning of year......       34,253,958           1,023,966             66,677            --                 --
                              ------------          ----------           --------           --------            --------
  End of year............     $ 19,584,955          $1,385,611           $229,419           $223,701            $220,532
                              ============          ==========           ========           ========            ========


                              STI CLASSIC        STI CLASSIC VT
                               VT MID-CAP         VALUE INCOME
                              EQUITY FUND          STOCK FUND
                            SUB-ACCOUNT (N)     SUB-ACCOUNT (N)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (341)           $    251
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........             (5)                 (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....         (4,991)             (4,745)
                                --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (5,337)             (4,495)
                                --------            --------
UNIT TRANSACTIONS:
  Purchases..............        155,231             229,343
  Net transfers..........         16,021              21,382
  Surrenders for benefit
   payments and fees.....           (234)               (748)
  Net annuity
   transactions..........       --                  --
                                --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        171,018             249,977
                                --------            --------
  Net increase (decrease)
   in net assets.........        165,681             245,482
NET ASSETS:
  Beginning of year......       --                  --
                                --------            --------
  End of year............       $165,681            $245,482
                                ========            ========

(m) Formerly Brinson Series Trust Tactical Allocation Portfolio Sub-Account. Change effective May 1, 2002.
(n)  From inception, September 19, 2002 to December 31, 2002.

____________________________________ SA-115 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTION--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks, which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

____________________________________ SA-116 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                             PURCHASES        PROCEEDS
FUND                                          AT COST        FROM SALES
----                                      ---------------  ---------------
American Century VP Capital Appreciation
 Fund...................................  $     4,695,466  $     4,278,424
AIM V.I. Capital Appreciation Fund......          783,320        2,215,212
AIM V.I. High Yield Fund................        1,389,837        1,855,744
AIM V.I. Premier Equity Fund............          771,937        5,048,689
AllianceBernstein VP Global Bond
 Portfolio..............................          508,513          560,837
AllianceBernstein VP Growth and Income
 Portfolio..............................          323,861          503,687
AmSouth Capital Growth Fund.............        6,930,357        1,034,773
AmSouth Value Fund......................        8,205,234        9,517,478
AmSouth Select Equity Fund..............       20,315,611        6,299,048
BB&T Capital Appreciation Fund..........        7,720,406          609,923
BB&T Capital Manager Aggressive Growth
 Fund...................................        2,389,956          669,190
BB&T Growth and Income Fund.............       18,272,578        4,695,191
BB&T Large Company Growth Fund..........        5,293,451          204,370
Calvert Social Balanced Portfolio.......          313,752          333,645
Evergreen VA Foundation Fund............        1,903,506        1,548,439
Evergreen VA Fund.......................          243,538          193,088
Evergreen VA Growth Fund................        1,423,303        2,226,225
Evergreen VA International Equity
 Fund...................................          916,925        2,208,512
Evergreen VA Omega Fund.................        2,320,182        1,859,134
Evergreen VA Special Values Fund........        2,425,679          354,014
Evergreen VA Special Equity Fund........        2,089,253          535,729
Evergreen VA High Income Fund...........           73,592           10,026
Evergreen VA Growth and Income Fund.....       17,426,621       18,359,182
First American International
 Portfolio..............................               29              100
First American Large Cap Growth
 Portfolio..............................                4               40
First American Small Cap Growth
 Portfolio..............................           11,038              626
First American Technology Portfolio.....        --                      30
Fidelity-Registered Trademark- VIP Asset
 Manager................................          685,555          378,501
Fidelity-Registered Trademark- VIP
 Growth.................................        1,234,522        1,649,406
Fidelity-Registered Trademark- VIP
 Contrafund.............................        1,221,269        1,456,845
Fidelity-Registered Trademark- VIP
 Overseas...............................       18,102,942       17,975,983
Fifth Third Balanced VIP Fund...........          904,456           67,596
Fifth Third Disciplined Value VIP
 Fund...................................        4,378,749          156,721
Fifth Third Mid Cap VIP Fund............        4,660,173          201,669
Fifth Third Quality Growth VIP Fund.....        4,133,100          422,167
First Horizon Capital Appreciation
 Portfolio..............................        1,105,063           94,230
First Horizon Growth & Income
 Portfolio..............................        4,829,540          893,153
Hartford Advisers HLS Fund..............      388,401,254      439,468,728
Hartford Bond HLS Fund..................      916,303,125      797,001,477
Hartford Capital Appreciation HLS
 Fund...................................      584,117,797      410,133,361
Hartford Dividend and Growth HLS Fund...      698,659,871      498,243,689
Hartford Focus HLS Fund.................       20,389,923       16,684,818
Hartford Global Advisers HLS Fund.......      166,321,880      163,939,108
Hartford Global Communications HLS
 Fund...................................        6,776,068        2,312,950
Hartford Global Financial Services HLS
 Fund...................................       18,077,474       13,635,200
Hartford Global Health HLS Fund.........      174,012,167      150,515,313
Hartford Global Leaders HLS Fund........      645,109,186      634,206,911
Hartford Global Technology HLS Fund.....       84,860,261       71,347,258
Hartford Disciplined Equity HLS Fund....      292,322,769      250,281,894
Hartford Growth HLS Fund................       76,843,813       27,821,663

____________________________________ SA-117 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                             PURCHASES        PROCEEDS
FUND                                          AT COST        FROM SALES
----                                      ---------------  ---------------
Hartford Growth Opportunities HLS
 Fund...................................  $   114,270,067  $    85,513,911
Hartford High Yield HLS Fund............      982,666,299      854,050,922
Hartford Index HLS Fund.................       99,824,988       90,436,007
Hartford International Capital
 Appreciation HLS Fund..................       81,254,208       63,599,237
Hartford International Small Company HLS
 Fund...................................       56,261,138       46,952,550
Hartford International Opportunities HLS
 Fund...................................    1,123,395,440    1,138,878,789
Hartford MidCap HLS Fund................      393,409,957      464,676,587
Hartford MidCap Value HLS Fund..........      471,527,820      398,798,446
Hartford Money Market HLS Fund..........    4,262,520,233    4,470,855,592
Hartford Mortgage Securities HLS Fund...      158,539,694      184,230,398
Hartford Small Company HLS Fund.........      539,289,116      510,937,419
Hartford SmallCap Growth HLS Fund.......      420,920,694      377,578,501
Hartford Stock HLS Fund.................      300,658,544      381,661,029
Hartford U.S. Government Securities HLS
 Fund...................................      551,209,080      523,715,999
Hartford Value HLS Fund.................      150,137,557      105,818,331
Hartford Value Opportunities HLS Fund...       17,983,067        1,471,928
Hartford Equity Income HLS Fund.........        1,687,938           29,931
Huntington Income Equity Fund...........       11,774,080        1,083,776
Huntington VA Dividend Capture Fund.....       12,884,159        1,108,297
Huntington VA Growth Fund...............        7,370,819          547,514
Huntington VA Mid Corp America Fund.....        5,592,484          542,978
Huntington VA New Economy Fund..........        1,749,076          216,933
Huntington VA Rotating Index Fund.......        2,705,381          279,883
Merrill Lynch Global Growth V.I. Fund...           15,495            3,446
Merrill Lynch Large Cap Growth V.I.
 Fund...................................           21,021            8,443
Marsico International Opportunities
 Portfolio..............................        7,067,025        1,589,680
Nations High Yield Bond.................       14,097,174        2,144,936
Nations International Value Portfolio...          158,276        1,603,425
Nations Marsico Focused Equities
 Portfolio..............................        9,885,440       13,197,793
Nations Asset Allocation Portfolio......        2,175,932        1,511,599
Nations Capital Growth Portfolio........        3,257,513        1,904,987
Nations Marsico Growth Portfolio........        4,209,998        9,565,576
Nations Marsico 21st Century
 Portfolio..............................        1,513,245          613,528
Nations Midcap Growth Portfolio.........        8,650,056          777,392
Nations Small Company Portfolio.........        5,159,699        1,134,617
Nations Value Portfolio.................        9,290,917        2,480,963
Jennison 20/20 Focus Portfolio..........          159,776          157,670
Jennison Portfolio......................          217,448          631,089
Prudential Value Portfolio..............          198,823          111,238
SP Jennison International Growth
 Portfolio..............................          514,462          457,145
Smith Barney Government Fund............              161            2,086
Smith Barney Appreciation Fund..........              993           51,184
Smith Barney Cash Portfolio.............            1,718            3,052
UBS Series Trust Tactical Allocation
 Portfolio..............................          949,847        3,951,049
Victory Variable Insurance Diversified
 Stock Fund.............................          338,502          157,109
Victory Variable Insurance Small Company
 Opportunity Fund.......................          197,243           22,016
STI Classic VT Capital Appreciation
 Fund...................................        1,538,385          267,114
STI Classic VT Growth & Income Fund.....        1,272,352           66,364
STI Classic VT Mid-Cap Equity Fund......          371,685           19,132
STI Classic VT Value Income Stock
 Fund...................................        1,387,182          140,255
                                          ---------------  ---------------
                                          $14,060,481,113  $13,309,567,843
                                          ===============  ===============

____________________________________ SA-118 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
American Century VP Capital
 Appreciation Fund.................      4,549,451      4,168,710            380,741
AIM V.I. Capital Appreciation
 Fund..............................        996,767      2,721,971         (1,725,204)
AIM V.I. High Yield Fund...........      1,300,188      2,357,012         (1,056,824)
AIM V.I. Premier Equity Fund.......      1,116,259      6,831,916         (5,715,657)
AllianceBernstein VP Global Bond
 Portfolio.........................        390,335        494,345           (104,010)
AllianceBernstein VP Growth and
 Income Portfolio..................        367,137        539,224           (172,088)
AmSouth Capital Growth Fund........      9,651,508      1,419,940          8,231,568
AmSouth Value Fund.................     10,370,807      9,354,744          1,016,062
AmSouth Select Equity Fund.........     16,563,473      6,101,914         10,461,559
BB&T Capital Appreciation Fund.....      7,795,941        629,497          7,166,444
BB&T Capital Manager Aggressive
 Growth Fund.......................      3,108,748        913,356          2,195,392
BB&T Growth and Income Fund........     16,066,973      4,416,395         11,650,578
BB&T Large Company Growth Fund.....      6,347,797        233,810          6,113,987
Calvert Social Balanced
 Portfolio.........................        149,849        168,911            (19,062)
Evergreen VA Foundation Fund.......      2,217,316      1,936,721            280,595
Evergreen VA Fund..................        391,073        323,048             68,025
Evergreen VA Growth Fund...........      1,889,325      2,364,816           (475,491)
Evergreen VA International Equity
 Fund..............................      1,104,862      2,307,223         (1,202,361)
Evergreen VA Omega Fund............      4,525,754      3,234,379          1,291,375
Evergreen VA Special Values Fund...      2,132,889        292,740          1,840,149
Evergreen VA Special Equity Fund...      2,963,164        716,586          2,246,578
Evergreen VA High Income Fund......         42,026          7,474             34,552
Evergreen VA Growth and Income
 Fund..............................     17,020,767     19,081,104         (2,060,336)
First American International
 Portfolio.........................       --                   48                (48)
First American Large Cap Growth
 Portfolio.........................             89             58                 31
First American Small Cap Growth
 Portfolio.........................          9,634            183              9,451
First American Technology
 Portfolio.........................            274            122                152
Fidelity-Registered Trademark- VIP
 Asset Manager.....................        502,997        373,491            129,506
Fidelity-Registered Trademark- VIP
 Growth............................      1,485,905      1,688,140           (202,234)
Fidelity-Registered Trademark- VIP
 Contrafund........................      1,089,648      1,155,731            (66,083)
Fidelity-Registered Trademark- VIP
 Overseas..........................     16,485,921     16,270,911            215,009
Fifth Third Balanced VIP Fund......        822,231         54,506            767,725
Fifth Third Disciplined Value VIP
 Fund..............................      3,646,268        121,513          3,524,756
Fifth Third Mid Cap VIP Fund.......      3,753,056        163,495          3,589,561
Fifth Third Quality Growth VIP
 Fund..............................      6,505,854        670,054          5,835,801
First Horizon Capital Appreciation
 Portfolio.........................      1,027,859         83,459            944,400
First Horizon Growth & Income
 Portfolio.........................      5,758,286      1,028,957          4,729,328
Hartford Advisers HLS Fund.........    247,120,985    135,201,776        111,919,210
Hartford Bond HLS Fund.............    339,242,689    253,938,633         85,304,056
Hartford Capital Appreciation HLS
 Fund..............................    300,669,055     76,153,245        224,515,810
Hartford Dividend and Growth HLS
 Fund..............................    368,960,078    208,928,339        160,031,739
Hartford Focus HLS Fund............     23,651,426     18,809,067          4,842,359
Hartford Global Advisers HLS
 Fund..............................    111,188,296    106,486,124          4,702,172
Hartford Global Communications HLS
 Fund..............................     11,062,983      3,993,661          7,069,322
Hartford Global Financial Services
 HLS Fund..........................     21,375,520     16,106,756          5,268,764
Hartford Global Health HLS Fund....    124,884,956    108,314,727         16,570,228
Hartford Global Leaders HLS Fund...    487,048,348    470,951,755         16,096,593
Hartford Global Technology HLS
 Fund..............................    227,064,363    191,354,809         35,709,554
Hartford Disciplined Equity HLS
 Fund..............................    303,370,909    256,043,286         47,327,623
Hartford Growth HLS Fund...........     75,229,110     27,289,834         47,939,276

____________________________________ SA-119 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
Hartford Growth Opportunities HLS
 Fund..............................    115,399,036     84,005,755         31,393,281
Hartford High Yield HLS Fund.......    853,560,743    739,695,856        113,864,887
Hartford Index HLS Fund............     63,696,218     34,762,235         28,933,983
Hartford International Capital
 Appreciation HLS Fund.............     94,444,616     75,295,916         19,148,700
Hartford International Small
 Company HLS Fund..................     51,560,945     44,290,200          7,270,744
Hartford International
 Opportunities HLS Fund............    903,962,702    906,134,325         (2,171,623)
Hartford MidCap HLS Fund...........    159,026,604    189,556,309        (30,529,704)
Hartford MidCap Value HLS Fund.....    452,506,131    378,988,441         73,517,691
Hartford Money Market HLS Fund.....  1,965,336,278  2,090,689,768       (125,353,490)
Hartford Mortgage Securities HLS
 Fund..............................     70,314,850     71,426,529         (1,111,680)
Hartford Small Company HLS Fund....    386,844,915    351,010,673         35,834,243
Hartford SmallCap Growth HLS
 Fund..............................    447,682,000    400,117,018         47,564,982
Hartford Stock HLS Fund............    136,549,902     92,632,033         43,917,869
Hartford U.S. Government Securities
 HLS Fund..........................    508,871,403    483,815,823         25,055,579
Hartford Value HLS Fund............    167,469,886    114,430,301         53,039,584
Hartford Value Opportunities HLS
 Fund..............................     18,907,913      1,467,798         17,440,115
Hartford Equity Income HLS Fund....      1,652,431         27,195          1,625,236
Huntington Income Equity Fund......     12,131,425      1,207,123         10,924,302
Huntington VA Dividend Capture
 Fund..............................     11,530,934        886,970         10,643,964
Huntington VA Growth Fund..........      9,933,291        663,778          9,269,513
Huntington VA Mid Corp America
 Fund..............................      5,437,559        502,467          4,935,092
Huntington VA New Economy Fund.....      1,651,016        181,829          1,469,187
Huntington VA Rotating Index
 Fund..............................      2,912,223        257,748          2,654,475
Merrill Lynch Global Growth V.I.
 Fund..............................         22,047          3,703             18,344
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         29,238         11,788             17,451
Marsico International Opportunities
 Portfolio.........................      6,660,409      1,465,299          5,195,110
Nations High Yield Bond............     11,169,365      1,847,429          9,321,935
Nations International Value
 Portfolio.........................         72,217      2,070,071         (1,997,854)
Nations Marsico Focused Equities
 Portfolio.........................      8,734,687     11,098,468         (2,363,781)
Nations Asset Allocation
 Portfolio.........................      2,422,254      1,613,845            808,409
Nations Capital Growth Portfolio...      4,519,432      2,523,316          1,996,116
Nations Marsico Growth Portfolio...      4,008,250      8,292,169         (4,283,919)
Nations Marsico 21st Century
 Portfolio.........................      2,281,112        926,455          1,354,657
Nations Midcap Growth Portfolio....     14,532,808      1,357,329         13,175,479
Nations Small Company Portfolio....      6,324,206      1,398,116          4,926,090
Nations Value Portfolio............     10,787,545      3,098,630          7,688,915
Jennison 20/20 Focus Portfolio.....        130,966        115,203             15,762
Jennison Portfolio.................        278,155      1,118,158           (840,003)
Prudential Value Portfolio.........        257,193        144,294            112,899
SP Jennison International Growth
 Portfolio.........................        690,561        554,048            136,513
Smith Barney Government Fund.......       --                  629               (629)
Smith Barney Appreciation Fund.....       --                5,104             (5,104)
Smith Barney Cash Portfolio........       --                   75                (75)
UBS Series Trust Tactical
 Allocation Portfolio..............      1,358,138      4,869,461         (3,511,323)
Victory Variable Insurance
 Diversified Stock Fund............         45,274         19,410             25,864
Victory Variable Insurance Small
 Company Opportunity Fund..........         23,093          2,158             20,936
STI Classic VT Capital Appreciation
 Fund..............................      1,458,331        262,024          1,196,307
STI Classic VT Growth & Income
 Fund..............................      1,125,502         52,399          1,073,104
STI Classic VT Mid-Cap Equity
 Fund..............................        332,960         14,843            318,117
STI Classic VT Value Income Stock
 Fund..............................      1,235,733        121,360          1,114,373

____________________________________ SA-120 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
American Century VP Capital
 Appreciation Fund.................        715,827      1,361,598           (645,771)
AIM V.I. Capital Appreciation
 Fund..............................        891,849      4,392,065         (3,500,216)
AIM V.I. High Yield Fund...........      1,811,015      3,261,337         (1,450,322)
AIM V.I. Premier Equity Fund.......      3,080,550     12,960,564         (9,880,014)
AllianceBernstein VP Global Bond
 Portfolio.........................        968,538        474,124            494,414
AllianceBernstein VP Growth and
 Income Portfolio..................        962,772      1,045,293            (82,521)
Armada Advantage Equity Growth
 Fund..............................        589,024        422,440            166,584
Armada Advantage International
 Equity Fund.......................        401,474        457,394            (55,920)
Armada Advantage Mid Cap Growth
 Fund..............................        632,974        473,915            159,059
AmSouth Capital Growth Fund........      4,744,484      1,874,387          2,870,097
AmSouth Value Fund.................      7,027,395     25,069,170        (18,041,775)
AmSouth Select Equity Fund.........     23,193,133     11,235,944         11,957,189
BB&T Capital Appreciation Fund.....      1,962,737        187,117          1,775,620
BB&T Capital Manager Aggressive
 Growth Fund.......................      2,296,334      1,043,323          1,253,011
BB&T Growth and Income Fund........     12,495,628     10,482,526          2,013,102
BB&T Large Company Growth Fund.....      1,755,100        233,249          1,521,851
Calvert Social Balanced
 Portfolio.........................        133,479        435,403           (301,924)
Evergreen VA Capital Growth Fund...      1,696,814      4,738,144         (3,041,330)
Evergreen VA Foundation Fund.......      1,703,049      4,714,249         (3,011,200)
Evergreen VA Fund..................        744,707      1,392,938           (648,231)
Evergreen VA Growth Fund...........        722,853      2,999,911         (2,277,058)
Evergreen VA International Growth
 Fund..............................        972,613      3,540,834         (2,568,221)
Evergreen VA Omega Fund............      2,925,074      5,744,861         (2,819,787)
Evergreen VA Small Cap Value
 Fund..............................      1,424,335        439,567            984,768
Evergreen VA Special Equity Fund...        213,636        272,568            (58,932)
Evergreen VA High Income Fund......        254,870        339,745            (84,875)
First American Large Cap Growth
 Portfolio.........................            242       --                      242
First American Technology
 Portfolio.........................            726       --                      726
Fidelity-Registered Trademark- VIP
 Asset Manager.....................        468,807        708,356           (239,549)
Fidelity-Registered Trademark- VIP
 Growth............................      2,155,051      3,983,910         (1,828,859)
Fidelity-Registered Trademark- VIP
 Contrafund........................      1,346,135      2,529,055         (1,182,920)
Fidelity-Registered Trademark- VIP
 Overseas..........................        773,283        912,036           (138,753)
Fifth Third Balanced VIP Fund......        172,163            356            171,807
Fifth Third Disciplined Value VIP
 Fund..............................        220,791            415            220,376
Fifth Third Mid Cap VIP Fund.......        231,880            161            231,719
Fifth Third Quality Growth VIP
 Fund..............................      4,777,171        442,085          4,335,086
First Horizon Capital Appreciation
 Portfolio.........................        545,758        124,585            421,173
First Horizon Growth & Income
 Portfolio.........................      4,188,525        545,559          3,642,966
Hartford Advisers HLS Fund.........    167,137,099    310,380,594       (143,243,495)
Hartford Bond HLS Fund.............    237,387,370    179,621,215         57,766,155
Hartford Capital Appreciation HLS
 Fund..............................    148,507,800    149,058,131           (550,331)
Hartford Dividend and Growth HLS
 Fund..............................    255,490,080    221,609,299         33,880,781
Hartford Focus HLS Fund............     12,125,806      7,343,325          4,782,481
Hartford Global Advisers HLS
 Fund..............................     37,077,367     44,084,806         (7,007,439)
Hartford Global Communications HLS
 Fund..............................      4,353,295      2,212,709          2,140,586
Hartford Global Financial Services
 HLS Fund..........................      5,238,268      2,277,942          2,960,326
Hartford Global Health HLS Fund....    125,221,675    124,306,398            915,277
Hartford Global Leaders HLS Fund...    436,085,276    443,698,653         (7,613,377)
Hartford Global Technology HLS
 Fund..............................    126,432,452    134,143,794         (7,711,342)
Hartford Growth and Income HLS
 Fund..............................    152,979,924    144,115,267          8,864,657
Hartford Growth HLS Fund...........      7,041,318      1,214,348          5,826,970
Hartford Growth Opportunities HLS
 Fund..............................      4,428,620        630,725          3,797,895

____________________________________ SA-121 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
Hartford High Yield HLS Fund.......    309,224,054    281,762,514         27,461,540
Hartford Index HLS Fund............     41,206,367     55,468,564        (14,262,197)
Hartford International Capital
 Appreciation HLS Fund.............     36,500,672     29,828,372          6,672,300
Hartford International Small
 Company HLS Fund..................     17,075,182     10,613,914          6,461,268
Hartford International
 Opportunities HLS Fund............  1,963,107,597  2,008,897,358        (45,789,761)
Hartford MidCap HLS Fund...........    156,085,272    210,955,881        (54,870,609)
Hartford MidCap Value HLS Fund.....    389,524,379    283,483,012        106,041,367
Hartford Money Market HLS Fund.....  2,642,713,631  2,616,232,857         26,480,774
Hartford Mortgage Securities HLS
 Fund..............................     98,944,330     52,460,630         46,483,700
Hartford Small Company HLS Fund....    244,915,079    249,639,383         (4,724,304)
Hartford SmallCap Growth HLS
 Fund..............................    156,486,397    147,967,121          8,519,276
Hartford Stock HLS Fund............     88,563,825    151,567,595        (63,003,770)
Hartford U.S. Government Securities
 HLS Fund..........................    228,055,329     56,820,909        171,234,420
Hartford Value HLS Fund............     32,963,485     11,868,612         21,094,873
Hartford Value Opportunities HLS
 Fund..............................      3,567,350        600,714          2,966,636
Huntington Income Equity Fund......      6,052,659        923,364          5,129,295
Huntington VA Dividend Capture
 Fund..............................      3,386,785        198,360          3,188,425
Huntington VA Growth Fund..........      4,895,419        240,632          4,654,787
Huntington VA Mid Corp America
 Fund..............................      3,235,711        186,564          3,049,147
Huntington VA New Economy Fund.....        770,143        101,487            668,656
Huntington VA Rotating Index
 Fund..............................        940,236         92,845            847,391
Merrill Lynch Global Growth V.I.
 Fund..............................         34,933          1,353             33,580
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         32,094         11,774             20,320
Marsico International Opportunities
 Portfolio.........................      2,543,595      2,053,374            490,221
Nations High Yield Bond............      6,635,457      2,310,986          4,324,471
Nations International Value
 Portfolio.........................      5,593,808      3,114,116          2,479,692
Nations Marsico Focused Equities
 Portfolio.........................      7,913,674     19,754,239        (11,840,565)
Nations Asset Allocation
 Portfolio.........................      2,237,971      2,857,690           (619,719)
Nations Capital Growth Portfolio...      1,784,838      4,186,459         (2,401,621)
Nations Marsico Growth Portfolio...      4,773,527     13,770,048         (8,996,521)
Nations Marsico 21st Century
 Portfolio.........................      2,527,983      3,018,165           (490,182)
Nations Midcap Growth Portfolio....      7,180,389      1,423,714          5,756,675
Nations Small Company Portfolio....      5,118,412      2,156,984          2,961,428
Nations Value Portfolio............      7,766,403      4,148,134          3,618,269
Jennison 20/20 Focus Portfolio.....        200,941        101,589             99,352
Prudential Jennison Growth.........        699,006      1,052,839           (353,833)
Prudential Value Portfolio.........        320,957         19,827            301,130
SP Jennison International Growth
 Portfolio.........................         32,768          7,024             25,744
Smith Barney Government Fund.......       --                  689               (689)
Smith Barney Appreciation Fund.....       --                  228               (228)
Smith Barney Cash Portfolio........       --               25,362            (25,362)
UBS Tactical Allocation
 Portfolio.........................      4,611,239     12,854,239         (8,243,000)
Victory Variable Insurance
 Diversified Stock Fund............        126,110         38,357             87,753
Victory Variable Insurance Small
 Company Opportunity Fund..........         21,086          1,697             19,389
STI Classic VT Capital Appreciation
 Fund..............................        222,116            386            221,730
STI Classic VT Growth & Income
 Fund..............................        211,393            221            211,172
STI Classic VT Mid-Cap Equity
 Fund..............................        164,859            224            164,635
STI Classic VT Value Income Stock
 Fund..............................        229,490            698            228,792

____________________________________ SA-122 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had issued or outstanding during the reporting period.

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2003  Lowest contract charges          452,502  $ 1.118606  $      506,172   0.73%       --            19.64%
        Highest contract charges       2,616,752    1.084906       2,838,930   1.25%       --            18.98%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges          109,764    0.935019         102,631   0.71%       --           (21.75)%
        Highest contract charges       2,578,750    0.911849       2,351,431   1.25%       --           (22.18)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          410,755    1.194927         490,822   0.69%       --           (28.57)%
        Highest contract charges       2,923,529    1.171752       3,425,651   1.24%       --           (28.96)%
        Remaining contract
        charges                         --            --            --         --          --            --
AIM V.I. CAPITAL APPRECIATION FUND
  2003  Lowest contract charges        7,270,716    0.920414       6,692,069   1.25%       --            27.91%
        Highest contract charges         188,162    0.906368         170,544   1.74%       --            27.27%
        Remaining contract
        charges                        2,174,323      --           1,983,986   --          --            --
  2002  Lowest contract charges        9,360,063    0.719565       6,735,174   1.26%       --           (25.30)%
        Highest contract charges          88,089    0.712140          62,732   1.17%       --           (20.48)%
        Remaining contract
        charges                        1,910,251      --           1,366,912   --          --            --
  2001  Lowest contract charges       12,461,155    0.963222      12,002,858   1.24%       --           (24.24)%
        Highest contract charges         196,247    0.957596         187,925   1.43%       --           (28.88)%
        Remaining contract
        charges                        2,201,218      --           2,112,044   --          --            --
AIM V.I. HIGH YIELD FUND
  2003  Lowest contract charges        5,861,434    0.871738       5,109,635   1.25%          6.95%      26.45%
        Highest contract charges          12,513    0.856094          10,712   1.27%         30.96%      13.61%
        Remaining contract
        charges                        1,522,069      --           1,315,136   --          --            --
  2002  Lowest contract charges        6,972,227    0.689391       4,806,590   1.25%       --            (7.01)%
        Highest contract charges          53,422    0.682312          36,450   1.11%       --            (6.59)%
        Remaining contract
        charges                        1,427,191      --             978,321   --          --            --
  2001  Lowest contract charges        8,484,655    0.741345       6,290,057   1.24%          9.96%      (6.18)%
        Highest contract charges         106,205    0.737050          78,278   1.42%         29.30%     (13.71)%
        Remaining contract
        charges                        1,312,302      --             969,209   --          --            --
AIM V.I. PREMIER EQUITY FUND
  2003  Lowest contract charges       22,010,952    0.830127      18,271,885   1.25%          0.29%      23.53%
        Highest contract charges         120,573    0.817486          98,567   1.73%          0.56%      22.91%
        Remaining contract
        charges                        5,225,004      --           4,306,057   --          --            --
  2002  Lowest contract charges       27,105,865    0.672012      18,215,467   1.26%          0.29%     (31.13)%
        Highest contract charges         302,972    0.665765         201,708   1.60%          0.30%     (31.37)%
        Remaining contract
        charges                        5,663,349      --           3,786,116   --          --            --
  2001  Lowest contract charges       35,646,542    0.975718      34,780,973   1.23%          0.12%     (13.65)%
        Highest contract charges         302,889    0.970041         293,815   1.43%          0.27%     (18.10)%
        Remaining contract
        charges                        7,002,767      --           6,807,704   --          --            --

____________________________________ SA-123 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
ALLIANCE BERNSTEIN VPS GLOBAL BOND PORTFOLIO
  2003  Lowest contract charges              360  $ 1.205094  $          434   0.68%       --             7.91%
        Highest contract charges           9,291    1.177112          10,937   1.85%          5.12%      11.01%
        Remaining contract
        charges                        1,156,529      --           1,384,065   --          --            --
  2002  Lowest contract charges        1,057,195    1.078367       1,140,044   1.25%          0.78%      15.14%
        Highest contract charges           4,955    1.060382           5,254   1.82%       --            14.46%
        Remaining contract
        charges                          208,041      --             217,114   --          --            --
  2001  Lowest contract charges          710,781    0.936542         665,676   1.24%          3.86%      (6.24)%
        Highest contract charges          44,166    0.905750          40,004   1.49%          4.15%      (6.47)%
        Remaining contract
        charges                           20,830      --              19,431   --          --            --
ALLIANCE BERNSTEIN VPS GROWTH AND INCOME
 PORTFOLIO
  2003  Lowest contract charges            9,774    1.088789          10,642   0.77%       --            23.18%
        Highest contract charges         165,416    0.956562         158,231   1.59%          0.87%      30.09%
        Remaining contract
        charges                        2,991,687      --           3,243,992   --          --            --
  2002  Lowest contract charges        3,250,351    0.833485       2,709,119   1.25%          0.55%     (23.23)%
        Highest contract charges          14,828    0.735319          10,903   1.32%       --           (23.50)%
        Remaining contract
        charges                           73,785      --              56,966   --          --            --
  2001  Lowest contract charges        3,346,863    1.085712       3,633,729   1.24%          1.03%      (1.26)%
        Highest contract charges          42,807    1.000425          42,825   1.48%          0.95%      (1.51)%
        Remaining contract
        charges                           31,816      --              34,406   --          --            --
AMSOUTH CAPITAL GROWTH FUND
  2003  Lowest contract charges          120,040    0.807308          96,909   0.75%       --            18.57%
        Highest contract charges         172,779    0.791074         136,681   2.12%       --            23.26%
        Remaining contract
        charges                       12,713,807      --          10,175,941   --          --            --
  2002  Lowest contract charges        2,199,019    0.648668       1,426,433   1.25%       --           (26.81)%
        Highest contract charges          27,760    0.641798          17,816   0.84%       --            (4.62)%
        Remaining contract
        charges                        2,548,279      --           1,645,108   --          --            --
  2001  Lowest contract charges        1,166,706    0.886288       1,034,038   0.81%       --           (11.37)%
        Highest contract charges         153,681    0.883028         135,705   1.16%       --           (11.70)%
        Remaining contract
        charges                          584,572      --             517,305   --          --            --
AMSOUTH VALUE FUND
  2003  Lowest contract charges           10,635    1.231594          13,099   0.76%          0.68%      20.70%
        Highest contract charges         259,183    0.816772         211,694   2.13%          0.87%      19.29%
        Remaining contract
        charges                       52,423,081      --          56,242,779   --          --            --
  2002  Lowest contract charges       35,028,298    1.022520      35,817,136   1.25%          1.15%     (14.14)%
        Highest contract charges             252    0.684699             173   1.13%          0.42%       0.72%
        Remaining contract
        charges                       16,648,289      --          12,541,176   --          --            --
  2001  Lowest contract charges       50,143,877    1.190885      59,715,591   1.24%          1.44%     (12.10)%
        Highest contract charges         504,359    0.803027         405,014   1.61%          1.14%     (15.51)%
        Remaining contract
        charges                       19,070,380      --          17,347,983   --          --            --

____________________________________ SA-124 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
AMSOUTH SELECT EQUITY FUND
  2003  Lowest contract charges          227,217  $ 1.130642  $      256,901   0.76%          0.88%      23.65%
        Highest contract charges         207,543    1.385975         287,649   2.13%          0.69%      23.56%
        Remaining contract
        charges                       40,697,599      --          51,058,996   --          --            --
  2002  Lowest contract charges       21,640,834    0.906248      19,611,963   1.25%          0.69%      (9.57)%
        Highest contract charges          27,378    1.121691          30,710   0.87%          1.32%      (2.00)%
        Remaining contract
        charges                        9,002,587      --           9,864,041   --          --            --
  2001  Lowest contract charges       15,532,265    1.002159      15,565,799   1.22%          0.50%       6.91%
        Highest contract charges          94,977    1.249086         118,634   1.62%          0.49%      11.57%
        Remaining contract
        charges                        3,086,370      --           3,700,211   --          --            --
BB & T CAPITAL APPRECIATION FUND
  2003  Lowest contract charges          801,388    1.137892         911,893   0.76%       --            32.58%
        Highest contract charges          21,337    1.122780          23,957   1.94%       --            33.93%
        Remaining contract
        charges                        8,134,861      --           9,218,334   --          --            --
  2002  Lowest contract charges        1,127,646    0.843117         950,737   1.24%       --           (21.00)%
        Highest contract charges           2,989    0.838321           2,506   0.81%       --            (8.51)%
        Remaining contract
        charges                          660,508      --             554,806   --          --            --
  2001  Lowest contract charges           15,524    1.067183          16,567   0.25%       --             6.72%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
BB & T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
  2003  Lowest contract charges          530,957    0.878589         466,493   0.76%          0.69%      21.80%
        Highest contract charges           4,201    1.244014           5,225   1.99%          0.42%      22.99%
        Remaining contract
        charges                        5,520,134      --           4,833,313   --          --            --
  2002  Lowest contract charges        2,697,569    0.708537       1,911,327   1.25%          0.16%     (22.26)%
        Highest contract charges           1,373    1.011459           1,389   0.54%          0.50%       1.15%
        Remaining contract
        charges                        1,160,958      --             818,342   --          --            --
  2001  Lowest contract charges        1,824,567    0.911406       1,662,921   0.81%          0.16%      (8.86)%
        Highest contract charges         385,192    0.909273         350,245   1.03%          0.15%      (9.07)%
        Remaining contract
        charges                          397,129      --             361,464   --          --            --
BB & T GROWTH AND INCOME FUND
  2003  Lowest contract charges          687,732    1.299239         893,528   0.76%          1.71%      20.31%
        Highest contract charges           5,176    1.258714           6,515   1.33%          2.12%      19.58%
        Remaining contract
        charges                       52,182,243      --          67,551,187   --          --            --
  2002  Lowest contract charges       36,695,691    1.063489      39,025,463   1.25%          1.56%     (20.64)%
        Highest contract charges             903    1.039115             938   0.55%          1.56%       3.91%
        Remaining contract
        charges                        4,527,981      --           4,781,911   --          --            --
  2001  Lowest contract charges       36,387,731    1.340141      48,764,690   1.23%          1.44%      (1.09)%
        Highest contract charges         427,020    1.332333         568,932   1.43%          1.55%      (1.77)%
        Remaining contract
        charges                        2,396,723      --           3,202,165   --          --            --

____________________________________ SA-125 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
BB & T LARGE COMPANY GROWTH FUND
  2003  Lowest contract charges          456,061  $ 0.938343  $      427,942   0.76%       --            21.09%
        Highest contract charges           1,950    0.925870           1,805   1.92%       --            25.55%
        Remaining contract
        charges                        7,220,347      --           6,747,330   --          --            --
  2002  Lowest contract charges        1,203,969    0.741673         892,951   1.24%       --           (31.34)%
        Highest contract charges           5,032    0.737908           3,713   0.71%       --            (4.92)%
        Remaining contract
        charges                          355,370      --             262,551   --          --            --
  2001  Lowest contract charges           31,189    1.080153          33,689   0.25%       --             8.02%
        Highest contract charges          11,333    1.079811          12,237   0.23%       --             7.98%
        Remaining contract
        charges                         --            --            --         --          --            --
CALVERT SOCIAL BALANCED PORTFOLIO
  2003  Lowest contract charges           45,254    2.825967         127,885   0.70%          1.90%      18.49%
        Highest contract charges       1,217,658    2.741041       3,337,648   1.25%          1.95%      17.84%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           50,131    2.385028         119,565   0.71%          0.93%     (12.76)%
        Highest contract charges       1,231,841    2.326095       2,865,380   1.25%          2.55%     (13.24)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          195,446    2.733950         534,341   0.69%          3.78%      (7.59)%
        Highest contract charges       1,388,450    2.681111       3,722,588   1.23%          3.63%      (8.10)%
        Remaining contract
        charges                         --            --            --         --          --            --
EVERGREEN VA FOUNDATION FUND
  2003  Lowest contract charges           61,542    0.888991          54,710   0.75%          7.91%      11.86%
        Highest contract charges           6,322    0.861982           5,449   2.12%          3.76%      13.32%
        Remaining contract
        charges                        8,280,897      --           7,130,324   --          --            --
  2002  Lowest contract charges        1,731,127    0.776983       1,345,056   1.25%          2.15%     (10.79)%
        Highest contract charges           6,071    0.761811           4,625   1.71%         11.45%     (11.28)%
        Remaining contract
        charges                        6,330,968      --           4,716,173   --          --            --
  2001  Lowest contract charges        1,878,958    0.870926       1,636,433   1.22%          2.84%      (9.70)%
        Highest contract charges         230,050    0.860215         197,893   1.57%          2.58%     (10.02)%
        Remaining contract
        charges                        1,148,610      --             994,772   --          --            --
EVERGREEN VA FUND
  2003  Lowest contract charges          102,515    0.651337          66,772   0.77%       --            21.61%
        Highest contract charges           8,237    0.640850           5,279   1.91%       --            24.99%
        Remaining contract
        charges                        2,407,172      --           1,567,576   --          --            --
  2002  Lowest contract charges        2,090,080    0.517151       1,080,887   1.25%          0.14%     (24.69)%
        Highest contract charges          18,568    0.513497           9,535   1.62%          0.24%     (24.95)%
        Remaining contract
        charges                          341,250      --             175,820   --          --            --
EVERGREEN VA GROWTH FUND
  2003  Lowest contract charges           21,150    1.110137          23,479   0.74%       --            31.87%
        Highest contract charges         429,079    0.791692         339,698   1.92%       --            36.31%
        Remaining contract
        charges                       10,178,057      --          10,622,946   --          --            --
  2002  Lowest contract charges        9,652,623    0.808212       7,801,366   1.25%       --           (27.82)%
        Highest contract charges          55,732    0.579420          32,292   1.73%       --           (28.21)%
        Remaining contract
        charges                        1,395,423      --             840,128   --          --            --
  2001  Lowest contract charges       12,015,801    1.119662      13,453,636   1.24%       --            (7.84)%
        Highest contract charges          10,280    0.809335           8,320   1.26%       --            (9.98)%
        Remaining contract
        charges                        1,355,213      --           1,132,579   --          --            --

____________________________________ SA-126 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
EVERGREEN VA INTERNATIONAL EQUITY FUND
  2003  Lowest contract charges           13,712  $ 1.225041  $       16,797   0.75%          2.52%      30.49%
        Highest contract charges          34,086    0.744937          25,392   2.13%          1.39%      28.54%
        Remaining contract
        charges                       13,288,081      --          15,363,489   --          --            --
  2002  Lowest contract charges       12,391,367    0.943918      11,696,434   1.25%          1.35%     (11.58)%
        Highest contract charges          65,594    0.580403          38,071   1.80%          1.78%     (12.07)%
        Remaining contract
        charges                        2,081,281      --           1,429,974   --          --            --
  2001  Lowest contract charges      150,166,679    1.067563      16,031,251   1.24%          0.92%     (18.90)%
        Highest contract charges          47,346    0.660048          31,251   1.64%          1.04%     (19.18)%
        Remaining contract
        charges                        2,042,436      --           1,662,405   --          --            --
EVERGREEN VA OMEGA FUND
  2003  Lowest contract charges           38,049    0.750388          28,552   0.73%       --            30.27%
        Highest contract charges          40,045    0.574241          22,996   1.40%       --            29.44%
        Remaining contract
        charges                       14,551,351      --           9,849,752   --          --            --
  2002  Lowest contract charges        8,143,614    0.542221       4,415,639   1.26%       --           (26.31)%
        Highest contract charges         173,608    0.419453          72,820   1.80%       --           (26.71)%
        Remaining contract
        charges                        5,020,847      --           2,225,791   --          --            --
  2001  Lowest contract charges       10,424,815    0.735796       7,670,537   1.23%       --           (15.85)%
        Highest contract charges         105,896    0.572332          60,608   1.63%       --           (18.17)%
        Remaining contract
        charges                        5,636,960      --           3,463,264   --          --            --
EVERGREEN VA SPECIAL VALUES FUND
  2003  Lowest contract charges           63,835    1.375251          87,790   0.74%          0.54%      33.28%
        Highest contract charges          14,316    1.050919          15,045   2.15%          0.12%      26.76%
        Remaining contract
        charges                        3,369,285      --           4,428,913   --          --            --
  2002  Lowest contract charges          882,495    1.074467         948,211   1.25%          0.48%     (15.03)%
        Highest contract charges          12,879    0.829049          10,677   0.87%          0.37%      (4.93)%
        Remaining contract
        charges                          711,915      --             711,308   --          --            --
EVERGREEN VA SPECIAL EQUITY FUND
  2003  Lowest contract charges           78,071    0.872002          68,078   0.75%       --            41.44%
        Highest contract charges         651,618    0.750757         489,207   1.92%       --            49.04%
        Remaining contract
        charges                        2,328,409      --           1,843,570   --          --            --
  2002  Lowest contract charges          553,490    0.580614         321,364   1.26%       --           (28.08)%
        Highest contract charges           8,617    0.504460           4,347   1.60%       --           (28.34)%
        Remaining contract
        charges                          249,412      --             132,049   --          --            --
  2001  Lowest contract charges          609,028    0.807353         491,701   1.24%       --            (9.25)%
        Highest contract charges           4,523    0.703921           3,184   1.57%       --            (9.57)%
        Remaining contract
        charges                          253,600      --             190,281   --          --            --
EVERGREEN VA HIGH INCOME FUND
  2003  Lowest contract charges          160,699    1.197761         192,479   1.25%         14.40%      16.83%
        Highest contract charges           4,840    1.185150           5,737   1.60%         12.03%      16.43%
        Remaining contract
        charges                           23,624      --              28,132   --          --            --
  2002  Lowest contract charges          130,448    1.025185         133,733   0.20%          3.10%       3.87%
        Highest contract charges           4,841    1.017949           4,927   0.26%          3.10%       3.81%
        Remaining contract
        charges                           19,323      --              19,734   --          --            --

____________________________________ SA-127 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
EVERGREEN VA GROWTH AND INCOME FUND
  2003  Lowest contract charges           42,605  $ 1.058254  $       45,087   0.10%          0.74%       5.83%
        Highest contract charges          49,017    1.057417          51,832   0.18%          0.67%       5.74%
        Remaining contract
        charges                       15,645,979      --          16,555,037   --          --            --
  2001  Lowest contract charges       18,379,730    1.129941      20,768,011   1.24%          0.56%     (14.04)%
        Highest contract charges           3,152    1.126850           3,552   1.62%       --           (15.26)%
        Remaining contract
        charges                        2,456,384      --           2,776,219   --          --            --
FIRST AMERICAN INTERNATIONAL PORTFOLIO
  2003  Lowest contract charges            4,274    0.648952           2,773   1.25%          1.29%      35.84%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges            4,321    0.477746           2,064   1.26%          1.26%     (19.50)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges            4,321    0.593483           2,565   1.23%       --           (26.03)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
  2003  Lowest contract charges            5,369    0.465209           2,498   1.25%          0.17%      21.74%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges            5,339    0.382136           2,040   1.25%          0.21%     (30.53)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges            5,096    0.550037           2,803   1.19%       --           (31.54)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO
  2003  Lowest contract charges            9,451    1.224963          11,577   1.21%       --            60.72%
        Highest contract charges          22,346    1.219529          27,252   1.45%       --            60.39%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           22,346    0.760336          16,991   1.45%       --           (30.95)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges           22,346    1.101128          24,606   0.14%       --            10.11%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  2003  Lowest contract charges           11,738    0.223737           2,626   1.25%       --            51.79%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           11,587    0.147397           1,707   1.26%       --           (42.86)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges           10,861    0.257951           2,802   1.20%       --           (52.25)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --

____________________________________ SA-128 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
FIDELITY-REGISTERED TRADEMARK- VIP ASSET MANAGER
  2003  Lowest contract charges           58,807  $ 1.777621  $      104,536   0.70%          4.01%      17.15%
        Highest contract charges       2,916,955    1.724182       5,029,361   1.25%          3.43%      16.51%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           69,479    1.517357         105,425   0.70%          4.63%      (9.37)%
        Highest contract charges       2,776,777    1.479850       4,109,212   1.25%          3.99%      (9.86)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          134,482    1.674142         225,143   0.69%          4.16%      (4.76)%
        Highest contract charges       2,951,323    1.641767       4,845,384   1.23%          4.10%      (5.28)%
        Remaining contract
        charges                         --            --            --         --          --            --
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
  2003  Lowest contract charges          209,095    1.849578         386,737   0.70%          0.29%      31.92%
        Highest contract charges      10,887,746    1.794209      19,534,893   1.25%          0.27%      31.20%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges          242,339    1.402016         339,763   0.70%          0.31%     (30.59)%
        Highest contract charges      11,056,737    1.367536      15,120,486   1.25%          0.27%     (30.98)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          885,482    2.020001       1,788,674   0.69%          0.08%     (18.22)%
        Highest contract charges      12,242,454    1.981220      24,254,994   1.24%          0.08%     (18.67)%
        Remaining contract
        charges                         --            --            --         --          --            --
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND
  2003  Lowest contract charges          112,266    2.378268         266,998   0.70%          0.47%      27.57%
        Highest contract charges       8,645,200    2.306999      19,944,467   1.25%          0.46%      26.87%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges          124,044    1.864310         231,256   0.70%          1.08%      (9.98)%
        Highest contract charges       8,699,505    1.818406      15,819,231   1.25%          0.84%     (10.48)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          645,961    2.071039       1,337,811   0.69%          0.73%     (12.86)%
        Highest contract charges       9,360,508    2.031198      19,013,045   1.23%          0.79%     (13.34)%
        Remaining contract
        charges                         --            --            --         --          --            --
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
  2003  Lowest contract charges           36,811    1.422660          52,369   0.70%          0.40%      42.37%
        Highest contract charges       2,935,213    1.379823       4,050,074   1.25%          0.78%      41.59%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           60,516    0.999280          60,473   0.70%          0.94%     (20.84)%
        Highest contract charges       2,696,498    0.974520       2,627,791   1.25%          0.78%     (21.27)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          192,391    1.262286         242,853   0.69%          5.44%     (21.72)%
        Highest contract charges       2,703,376    1.237827       3,346,312   1.24%          5.35%     (22.15)%
        Remaining contract
        charges                         --            --            --         --          --            --
FIFTH THIRD BALANCED VIP FUND
  2003  Lowest contract charges           90,705    1.180690         107,095   0.75%          1.09%      10.91%
        Highest contract charges          56,455    1.168060          65,943   1.95%          1.00%      11.84%
        Remaining contract
        charges                          792,372      --             931,076   --          --            --
  2002  Lowest contract charges           14,188    1.047633          14,864   0.57%          1.15%       4.76%
        Highest contract charges          48,553    1.044406          50,709   0.73%          2.05%      (0.93)%
        Remaining contract
        charges                          109,067      --             114,077   --          --            --

____________________________________ SA-129 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
FIFTH THIRD DISCIPLINED VALUE VIP FUND
  2003  Lowest contract charges          366,989  $ 1.355563  $      497,477   0.76%          1.30%      28.75%
        Highest contract charges          37,916    1.341080          50,849   1.94%          1.43%      30.69%
        Remaining contract
        charges                        3,340,228      --           4,508,241   --          --            --
  2002  Lowest contract charges           19,883    1.029292          20,466   0.57%          1.59%       2.93%
        Highest contract charges          17,185    1.026122          17,634   0.73%          3.91%      (4.66)%
        Remaining contract
        charges                          183,308      --             188,375   --          --            --
FIFTH THIRD MID CAP VIP FUND
  2003  Lowest contract charges          339,338    1.399565         474,926   0.76%       --            33.22%
        Highest contract charges          17,792    1.384586          24,634   1.93%       --            33.04%
        Remaining contract
        charges                        3,464,150      --           4,826,732   --          --            --
  2002  Lowest contract charges           22,892    1.043942          23,898   0.57%       --             4.39%
        Highest contract charges           1,711    1.040716           1,780   0.63%       --            (5.24)%
        Remaining contract
        charges                          207,118      --             215,882   --          --            --
FIFTH THIRD QUALITY GROWTH VIP FUND
  2003  Lowest contract charges          563,852    0.723325         407,849   0.76%       --            22.62%
        Highest contract charges          49,256    0.711938          35,067   1.94%       --            28.10%
        Remaining contract
        charges                       10,210,819      --           7,344,613   --          --            --
  2002  Lowest contract charges        3,556,748    0.560334       1,992,967   1.24%       --           (30.89)%
        Highest contract charges          11,655    0.555759           6,477   0.68%       --            (5.86)%
        Remaining contract
        charges                        1,419,724      --             791,291   --          --            --
  2001  Lowest contract charges          481,686    0.810844         390,572   1.04%       --           (18.92)%
        Highest contract charges           3,787    0.808237           3,061   1.33%       --           (19.18)%
        Remaining contract
        charges                          167,568      --             135,640   --          --            --
FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
  2003  Lowest contract charges           47,852    1.251738          59,898   0.74%       --            32.38%
        Highest contract charges          58,027    1.237261          71,795   1.66%       --            39.74%
        Remaining contract
        charges                        1,289,483      --           1,607,532   --          --            --
  2002  Lowest contract charges          389,865    0.890244         347,075   1.24%       --           (19.64)%
        Highest contract charges           4,150    0.885575           3,675   0.73%       --             3.47%
        Remaining contract
        charges                           56,947      --              50,559   --          --            --
  2001  Lowest contract charges           23,338    1.107753          25,853   0.37%       --            10.78%
        Highest contract charges           2,024    1.107037           2,241   0.41%       --            10.70%
        Remaining contract
        charges                            4,427      --               4,901   --          --            --
FIRST HORIZON GROWTH & INCOME PORTFOLIO
  2003  Lowest contract charges          426,863    0.951769         406,275   0.76%          0.53%      17.32%
        Highest contract charges         175,579    0.940757         165,177   1.76%          0.59%      26.30%
        Remaining contract
        charges                        8,732,872      --           8,272,130   --          --            --
  2002  Lowest contract charges        3,196,018    0.748922       2,393,568   1.24%          0.40%     (27.03)%
        Highest contract charges           6,685    0.744835           4,979   0.73%          0.58%      (2.54)%
        Remaining contract
        charges                        1,403,282      --           1,047,395   --          --            --
  2001  Lowest contract charges          475,983    1.026320         488,511   0.37%          0.14%       2.63%
        Highest contract charges         261,945    1.025653         268,665   0.44%          0.12%       2.57%
        Remaining contract
        charges                          225,090      --             230,902   --          --            --

____________________________________ SA-130 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges          432,123  $ 8.005787  $    3,459,483   0.15%          2.44%      18.31%
        Highest contract charges           9,155    1.009434           9,241   2.18%          3.29%      15.92%
        Remaining contract
        charges                    1,225,639,603      --       3,885,944,628   --          --            --
  2002  Lowest contract charges          442,538    6.766568       2,994,464   0.15%          2.90%     (13.92)%
        Highest contract charges          88,665    0.793553          70,360   0.89%          3.11%      (1.90)%
        Remaining contract
        charges                    1,113,630,465      --       3,419,913,732   --          --            --
  2001  Lowest contract charges          500,980    7.860864       3,938,139   0.15%          2.82%      (4.78)%
        Highest contract charges         205,593    1.030542         211,872   1.64%          4.37%      (7.50)%
        Remaining contract
        charges                    1,256,698,591      --       4,697,962,617   --          --            --
HARTFORD BOND HLS FUND
  2003  Lowest contract charges          313,505    6.728784       2,109,510   0.15%          4.27%       7.68%
        Highest contract charges          12,784    1.330849          17,014   2.17%          6.01%       5.50%
        Remaining contract
        charges                      438,451,434      --         992,365,836   --          --            --
  2002  Lowest contract charges          430,602    6.248638       2,690,678   0.15%          4.17%       9.92%
        Highest contract charges          90,748    1.250447         113,475   0.87%       --             6.08%
        Remaining contract
        charges                      352,952,321      --         846,221,548   --          --            --
  2001  Lowest contract charges          332,773    5.684812       1,891,754   0.15%          4.79%       8.52%
        Highest contract charges          22,700    1.169037          26,537   0.85%       --             5.26%
        Remaining contract
        charges                      295,352,042      --         689,721,524   --          --            --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges          652,234   17.365115      11,326,120   0.15%          0.63%      42.16%
        Highest contract charges          21,791    1.488245          32,431   2.18%          0.85%      39.28%
        Remaining contract
        charges                      734,402,033      --       3,227,130,440   --          --            --
  2002  Lowest contract charges          650,747   12.214884       7,948,797   0.15%          0.60%     (19.82)%
        Highest contract charges         159,354    0.681967         108,674   0.87%          1.98%       1.74%
        Remaining contract
        charges                      509,750,151      --       2,145,613,186   --          --            --
  2001  Lowest contract charges          703,892   15.234336      10,723,332   0.15%          0.62%      (7.08)%
        Highest contract charges          82,074    1.357485         111,414   1.66%          1.14%     (13.30)%
        Remaining contract
        charges                      510,324,619      --       3,047,061,614   --          --            --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003  Lowest contract charges          165,306    3.122502         516,167   0.25%          1.51%      26.48%
        Highest contract charges          12,443    1.121332          13,953   2.17%          2.16%      24.04%
        Remaining contract
        charges                      610,776,587      --       1,335,468,958   --          --            --
  2002  Lowest contract charges          165,923    2.468771         409,626   0.25%          1.45%     (14.44)%
        Highest contract charges          41,687    0.941009          39,228   0.86%          4.78%      (3.69)%
        Remaining contract
        charges                      450,714,987      --         892,464,295   --          --            --
  2001  Lowest contract charges          167,423    2.885425         483,088   0.50%          0.06%      (4.52)%
        Highest contract charges          76,364    1.075204          82,107   1.65%          3.88%      (3.64)%
        Remaining contract
        charges                      416,965,454      --       1,020,596,824   --          --            --

____________________________________ SA-131 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD FOCUS HLS FUND
  2003  Lowest contract charges            8,250  $ 0.999198  $        8,244   0.25%          0.35%      28.05%
        Highest contract charges         196,494    0.948374         186,350   2.14%          0.21%      25.33%
        Remaining contract
        charges                       19,895,159      --          19,232,849   --          --            --
  2002  Lowest contract charges           17,182    0.780345          13,408   0.25%       --           (24.78)%
        Highest contract charges          48,006    0.756733          36,328   0.86%       --            (1.37)%
        Remaining contract
        charges                       15,192,357      --          11,632,102   --          --            --
  2001  Lowest contract charges           16,874    1.037448          17,506   0.16%          0.23%       3.74%
        Highest contract charges         133,390    1.025602         136,805   1.17%          0.19%       2.56%
        Remaining contract
        charges                       10,324,800      --          10,634,768   --          --            --
HARTFORD GLOBAL ADVISERS HLS FUND
  2003  Lowest contract charges           42,023    1.818182          76,406   0.25%          0.80%      21.96%
        Highest contract charges          32,819    0.877028          28,783   2.13%          0.77%      19.38%
        Remaining contract
        charges                       59,223,841      --          89,937,069   --          --            --
  2002  Lowest contract charges           38,176    1.490856          56,914   0.25%          0.05%      (9.18)%
        Highest contract charges           7,087    0.734673           5,207   0.85%       --            (2.18)%
        Remaining contract
        charges                       54,551,249      --          72,171,960   --          --            --
  2001  Lowest contract charges           38,176    1.641474          62,664   0.25%          0.72%      (6.48)%
        Highest contract charges          10,016    0.995870           9,975   1.65%          1.19%      (7.92)%
        Remaining contract
        charges                       61,555,757      --          91,168,188   --          --            --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2003  Lowest contract charges              240    0.806326             194   --          --            59.97%
        Highest contract charges          80,742    0.765272          61,790   2.14%       --            56.58%
        Remaining contract
        charges                       10,659,223      --           8,334,287   --          --            --
  2002  Lowest contract charges              160    0.504042              81   --             4.51%     (29.54)%
        Highest contract charges          43,865    0.488756          21,439   0.87%          1.09%      18.03%
        Remaining contract
        charges                        3,626,859      --           1,794,928   --          --            --
  2001  Lowest contract charges        1,177,479    0.710590         836,705   0.80%          1.45%     (28.94)%
        Highest contract charges          50,087    0.706877          35,406   1.17%          0.74%     (29.31)%
        Remaining contract
        charges                          302,734      --             214,564   --          --            --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2003  Lowest contract charges              640    1.007742             645   0.11%          1.62%      29.96%
        Highest contract charges          62,415    0.956397          59,693   2.14%          1.61%      27.20%
        Remaining contract
        charges                       10,805,306      --          10,523,783   --          --            --
  2002  Lowest contract charges              417    0.775420             323   --             9.57%     (19.08)%
        Highest contract charges          21,873    0.751881          16,446   0.87%          2.58%      (7.15)%
        Remaining contract
        charges                        5,577,307      --           4,242,335   --          --            --
  2001  Lowest contract charges            2,234    0.954679           2,132   0.52%          1.38%      (4.53)%
        Highest contract charges           7,813    0.947993           7,407   1.19%          0.83%      (5.20)%
        Remaining contract
        charges                        2,629,225      --           2,500,445   --          --            --

____________________________________ SA-132 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD GLOBAL HEALTH HLS FUND
  2003  Lowest contract charges           51,929  $ 1.645811  $       85,465   0.25%          0.14%      31.98%
        Highest contract charges          51,452    1.537574          79,111   2.14%       --            29.18%
        Remaining contract
        charges                       69,446,574      --         109,590,837   --          --            --
  2002  Lowest contract charges           50,310    1.247020          62,737   0.25%          0.01%     (17.18)%
        Highest contract charges          11,971    1.190305          14,249   0.86%       --            (1.03)%
        Remaining contract
        charges                       52,917,446      --          64,138,760   --          --            --
  2001  Lowest contract charges           50,310    1.505734          75,753   0.25%       --             1.79%
        Highest contract charges          14,559    1.468325          21,377   1.65%       --             6.17%
        Remaining contract
        charges                       51,999,583      --          76,951,087   --          --            --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges           45,511    1.655809          75,357   0.25%          0.44%      35.24%
        Highest contract charges          30,998    0.699918          21,696   2.14%          0.63%      32.36%
        Remaining contract
        charges                      112,653,648      --         152,715,484   --          --            --
  2002  Lowest contract charges           45,511    1.224395          55,723   0.25%          0.86%     (19.71)%
        Highest contract charges           9,330    0.528790           4,933   0.87%          2.09%      (5.48)%
        Remaining contract
        charges                       96,578,725      --         103,342,368   --          --            --
  2001  Lowest contract charges           55,506    1.524918          84,642   0.25%          0.56%     (16.79)%
        Highest contract charges           5,434    1.456653           7,915   1.68%          0.37%     (17.20)%
        Remaining contract
        charges                      104,186,002      --         144,298,014   --          --            --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003  Lowest contract charges          924,673    0.475064         439,279   0.25%       --            61.09%
        Highest contract charges         131,360    0.444032          58,328   2.14%       --            57.67%
        Remaining contract
        charges                      101,269,326      --          46,138,589   --          --            --
  2002  Lowest contract charges           10,949    0.290600           3,182   0.80%       --           (39.08)%
        Highest contract charges          24,761    0.281616           6,973   0.85%       --            (1.76)%
        Remaining contract
        charges                       66,580,098      --          19,080,461   --          --            --
  2001  Lowest contract charges              240    0.481400             116   0.28%       --           (23.00)%
        Highest contract charges          34,244    0.469396          16,074   1.62%       --           (35.42)%
        Remaining contract
        charges                       74,292,665      --          35,144,220   --          --            --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges           36,185    1.204783          43,596   0.25%          1.18%      28.50%
        Highest contract charges           4,728    1.020715           4,825   1.08%         19.22%      22.85%
        Remaining contract
        charges                      158,609,459      --         169,201,720   --          --            --
  2002  Lowest contract charges           52,554    0.937594          49,274   0.25%          0.41%     (24.84)%
        Highest contract charges          52,695    0.639773          33,713   0.86%       --            (3.72)%
        Remaining contract
        charges                      111,217,500      --          95,927,150   --          --            --
  2001  Lowest contract charges           40,341    1.247471          50,324   0.25%       --            (8.25)%
        Highest contract charges          35,088    1.096317          38,468   1.68%       --           (13.92)%
        Remaining contract
        charges                      102,382,660      --         119,905,207   --          --            --
HARTFORD GROWTH HLS FUND
  2003  Lowest contract charges            2,131    1.144938           2,440   0.25%       --            32.47%
        Highest contract charges         508,791    1.105522         562,479   2.14%       --            29.66%
        Remaining contract
        charges                       53,255,323      --          59,652,115   --          --            --
  2002  Lowest contract charges            1,390    0.864276           1,202   0.08%       --           (13.57)%
        Highest contract charges         158,880    0.852627         135,466   0.86%       --             1.96%
        Remaining contract
        charges                        5,666,700      --           4,854,861   --          --            --

____________________________________ SA-133 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003  Lowest contract charges              472  $ 1.109338  $          524   0.13%       --            43.43%
        Highest contract charges         130,070    1.071230         139,335   2.14%       --            40.39%
        Remaining contract
        charges                       35,060,632      --          38,067,259   --          --            --
  2002  Lowest contract charges              308    0.773429             238   --          --           (22.66)%
        Highest contract charges          38,884    0.763056          29,671   0.86%       --            (3.22)%
        Remaining contract
        charges                        3,758,702      --           2,882,167   --          --            --
HARTFORD HIGH YIELD HLS FUND
  2003  Lowest contract charges           12,260    1.276627          15,652   0.25%          0.23%      22.88%
        Highest contract charges           3,816    1.175175           4,484   2.18%          5.21%      20.51%
        Remaining contract
        charges                      193,063,007      --         229,355,882   --          --            --
  2002  Lowest contract charges           12,180    1.038943          12,654   0.25%          5.37%      (7.12)%
        Highest contract charges          91,782    0.923229          84,736   0.86%       --             4.58%
        Remaining contract
        charges                       79,110,236      --          78,093,440   --          --            --
  2001  Lowest contract charges           11,303    1.118615          12,644   0.25%          0.11%       2.43%
        Highest contract charges         306,462    1.013731         310,670   1.61%          0.05%      (4.62)%
        Remaining contract
        charges                       51,434,891      --          55,380,003   --          --            --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges          499,332    4.978349       2,485,847   0.15%          1.38%      27.94%
        Highest contract charges         245,318    0.767574         188,300   2.14%          1.35%      25.10%
        Remaining contract
        charges                      180,901,244      --         549,557,877   --          --            --
  2002  Lowest contract charges          529,513    3.891166       2,060,423   0.15%          1.06%     (22.56)%
        Highest contract charges          44,635    0.613581          27,387   0.87%          3.49%      (3.86)%
        Remaining contract
        charges                      152,137,766      --         430,174,171   --          --            --
  2001  Lowest contract charges          579,711    5.025032       2,913,068   0.15%          0.82%     (12.45)%
        Highest contract charges           4,956    0.950213           4,709   1.68%          0.73%     (16.59)%
        Remaining contract
        charges                      166,389,446      --         656,797,232   --          --            --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges          351,869    1.070076         376,527   0.25%       --            50.65%
        Highest contract charges         160,086    1.015586         162,581   2.14%       --            47.45%
        Remaining contract
        charges                       28,798,243      --          29,781,746   --          --            --
  2002  Lowest contract charges          348,305    0.710321         247,408   0.25%          0.33%     (17.42)%
        Highest contract charges          14,372    0.688763           9,899   0.87%          0.49%      (7.89)%
        Remaining contract
        charges                        9,798,822      --           6,822,180   --          --            --
  2001  Lowest contract charges          348,305    0.860170         299,601   0.16%          0.12%     (13.98)%
        Highest contract charges           3,680    0.851001           3,131   1.19%          0.22%     (14.90)%
        Remaining contract
        charges                        3,137,216      --           2,677,912   --          --            --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2003  Lowest contract charges          328,754    1.362283         447,856   0.25%          1.03%      53.35%
        Highest contract charges          35,939    1.292958          46,468   2.14%          1.01%      50.10%
        Remaining contract
        charges                       14,251,263      --          18,811,999   --          --            --
  2002  Lowest contract charges          326,822    0.888344         290,330   0.25%       --            (5.32)%
        Highest contract charges          12,000    0.861415          10,337   0.86%       --            (8.17)%
        Remaining contract
        charges                        7,006,393      --           6,111,601   --          --            --
  2001  Lowest contract charges          326,822    0.938253         306,641   0.16%          0.19%      (6.17)%
        Highest contract charges           7,134    0.927459           6,617   1.17%          0.16%      (7.25)%
        Remaining contract
        charges                          549,990      --             512,442   --          --            --

____________________________________ SA-134 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges          387,521  $ 1.841119  $      713,473   0.15%          1.00%      32.90%
        Highest contract charges          65,077    0.656540          42,726   2.14%          1.38%      29.95%
        Remaining contract
        charges                      167,272,209      --         242,936,202   --          --            --
  2002  Lowest contract charges          339,540    1.385382         470,392   0.15%          1.91%     (18.05)%
        Highest contract charges          19,716    0.505242           9,961   0.87%          2.66%      (7.19)%
        Remaining contract
        charges                      169,537,173      --         195,346,875   --          --            --
  2001  Lowest contract charges          363,005    1.690623         613,704   0.15%          0.12%     (18.85)%
        Highest contract charges           7,555    0.828236           6,258   1.69%          0.14%     (19.61)%
        Remaining contract
        charges                      215,315,633      --         300,979,807   --          --            --
HARTFORD MIDCAP HLS FUND
  2003  Lowest contract charges          152,661    2.976328         454,368   0.25%          0.25%      37.33%
        Highest contract charges          52,821    1.086282          57,378   2.11%       --            34.41%
        Remaining contract
        charges                      190,796,265      --         500,771,393   --          --            --
  2002  Lowest contract charges          197,658    2.167314         428,386   0.25%          0.12%     (14.43)%
        Highest contract charges          22,214    0.808702          17,964   0.75%       --            (2.64)%
        Remaining contract
        charges                      221,311,578      --         428,054,638   --          --            --
  2001  Lowest contract charges          213,538    2.532914         540,873   0.25%       --            (3.86)%
        Highest contract charges          11,621    1.774521          20,623   1.68%       --            (6.33)%
        Remaining contract
        charges                      276,176,899      --         629,909,433   --          --            --
HARTFORD MIDCAP VALUE HLS FUND
  2003  Lowest contract charges           57,987    1.237863          71,780   0.25%       --            42.93%
        Highest contract charges         584,347    1.174916         686,558   2.13%       --            39.90%
        Remaining contract
        charges                      214,236,999      --         256,758,780   --          --            --
  2002  Lowest contract charges           55,661    0.866054          48,205   0.25%          0.14%     (13.23)%
        Highest contract charges          41,022    0.839851          34,453   0.86%          0.40%      (4.37)%
        Remaining contract
        charges                      141,264,957      --         120,141,088   --          --            --
  2001  Lowest contract charges            7,900    0.998152           7,886   0.16%          0.15%      (0.18)%
        Highest contract charges          26,333    0.987521          26,004   1.19%          0.20%      (1.25)%
        Remaining contract
        charges                       35,286,045      --          34,968,189   --          --            --
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges          196,033    3.474434         681,104   0.15%          0.75%       0.60%
        Highest contract charges           2,234    1.095596           2,447   2.23%          0.77%      (1.44)%
        Remaining contract
        charges                      273,402,081      --         476,941,974   --          --            --
  2002  Lowest contract charges          224,024    3.453805         773,736   0.15%          1.45%       1.31%
        Highest contract charges          79,341    1.047171          83,084   0.84%          0.31%      (0.50)%
        Remaining contract
        charges                      394,433,588      --         682,651,598   --          --            --
  2001  Lowest contract charges       25,770,737    1.138555      29,341,401   1.22%          3.15%       2.40%
        Highest contract charges          44,157    1.117678          49,353   1.61%          2.47%       1.64%
        Remaining contract
        charges                      342,441,288      --         625,251,412   --          --            --

____________________________________ SA-135 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003  Lowest contract charges          119,937  $ 4.232311  $      507,610   0.15%          2.83%       2.14%
        Highest contract charges           4,880    1.241771           6,059   1.42%       --            (0.42)%
        Remaining contract
        charges                      122,810,680      --         281,097,243   --          --            --
  2002  Lowest contract charges          189,137    4.143828         783,749   0.15%          3.50%       7.99%
        Highest contract charges          32,965    1.205494          39,739   0.86%       --             1.82%
        Remaining contract
        charges                      123,825,077      --         311,388,315   --          --            --
  2001  Lowest contract charges          112,660    3.837140         432,291   0.15%          5.29%       7.34%
        Highest contract charges         284,707    1.139245         324,351   1.62%          5.11%       4.60%
        Remaining contract
        charges                       77,166,114      --         191,518,449   --          --            --
HARTFORD SMALL COMPANY HLS FUND
  2003  Lowest contract charges           63,783    1.852907         118,183   0.25%       --            55.48%
        Highest contract charges         319,561    0.620119         198,166   2.14%       --            52.18%
        Remaining contract
        charges                      201,455,349      --         284,973,790   --          --            --
  2002  Lowest contract charges          105,669    1.191733         125,929   0.25%       --           (30.40)%
        Highest contract charges          95,497    0.407492          38,914   0.86%       --            (6.51)%
        Remaining contract
        charges                      165,803,283      --         163,298,092   --          --            --
  2001  Lowest contract charges          106,162    1.712339         181,784   0.25%       --           (15.13)%
        Highest contract charges          22,451    1.136848          25,523   1.56%       --           (13.05)%
        Remaining contract
        charges                      170,600,145      --         253,439,105   --          --            --
HARTFORD SMALLCAP GROWTH HLS FUND
  2003  Lowest contract charges            7,736    1.099730           8,507   0.25%       --            49.68%
        Highest contract charges         138,977    1.066415         148,207   2.14%       --            46.52%
        Remaining contract
        charges                       55,937,543      --          60,274,980   --          --            --
  2002  Lowest contract charges           11,419    0.734700           8,389   0.17%       --           (26.53)%
        Highest contract charges          49,345    0.727847          35,915   0.87%       --            (0.11)%
        Remaining contract
        charges                        8,458,510      --           6,168,490   --          --            --
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges          556,424   14.049941       7,817,725   0.15%          1.20%      26.28%
        Highest contract charges          14,429    0.885188          12,772   2.17%          1.75%      23.72%
        Remaining contract
        charges                      514,342,711      --       1,895,577,127   --          --            --
  2002  Lowest contract charges          581,847   11.125700       6,473,459   0.15%          0.96%     (24.36)%
        Highest contract charges         183,544    0.614967         112,874   0.87%          4.07%      (4.19)%
        Remaining contract
        charges                      470,230,306      --       1,597,563,336   --          --            --
  2001  Lowest contract charges          641,662   14.708927       9,438,156   0.15%          0.73%     (12.36)%
        Highest contract charges         117,777    0.963541         113,483   1.66%          1.41%     (15.36)%
        Remaining contract
        charges                      533,240,028      --       2,545,129,794   --          --            --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2003  Lowest contract charges           25,342    1.099864          27,873   0.24%          2.39%       1.89%
        Highest contract charges         787,915    1.062371         837,058   2.14%          1.62%      (0.28)%
        Remaining contract
        charges                      195,476,744      --         210,484,019   --          --            --
  2002  Lowest contract charges              463    1.079447             499   0.17%       --             7.94%
        Highest contract charges         299,880    1.065316         319,467   0.87%       --             3.24%
        Remaining contract
        charges                      170,934,078      --         183,167,830   --          --            --

____________________________________ SA-136 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD VALUE HLS FUND
  2003  Lowest contract charges           11,296  $ 0.996768  $       11,260   0.24%          1.71%      28.28%
        Highest contract charges         470,752    0.946054         445,357   2.13%          1.35%      25.56%
        Remaining contract
        charges                       88,790,909      --          85,769,830   --          --            --
  2002  Lowest contract charges            7,205    0.777002           5,598   0.25%          2.82%     (22.83)%
        Highest contract charges          57,791    0.753475          43,544   0.86%          3.30%      (7.65)%
        Remaining contract
        charges                       36,168,378      --          27,580,754   --          --            --
  2001  Lowest contract charges           14,730    1.003185          14,777   0.52%          0.48%       0.32%
        Highest contract charges          45,565    0.996158          45,390   1.20%          0.47%      (0.38)%
        Remaining contract
        charges                       15,078,206      --          15,074,513   --          --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003  Lowest contract charges            7,184    1.135807           8,160   0.23%          0.12%      41.52%
        Highest contract charges         106,711    1.096794         117,040   2.14%          0.57%      38.52%
        Remaining contract
        charges                       20,292,853      --          22,576,062   --          --            --
  2002  Lowest contract charges              501    0.802578             402   --          --           (19.74)%
        Highest contract charges          41,554    0.791806          32,903   0.86%       --            (1.89)%
        Remaining contract
        charges                        2,924,581      --           2,328,821   --          --            --
HARTFORD EQUITY INCOME HLS FUND
  2003  Lowest contract charges           85,332    1.074486          91,688   0.17%          0.34%       7.45%
        Highest contract charges           2,562    1.072237           2,748   0.35%          0.22%       7.22%
        Remaining contract
        charges                        1,537,343      --           1,651,214   --          --            --
HUNTINGTON INCOME EQUITY FUND
  2003  Lowest contract charges          573,447    1.088842         624,394   0.76%          5.16%      17.39%
        Highest contract charges           5,133    1.178220           6,048   2.13%          3.93%      15.91%
        Remaining contract
        charges                       18,641,735      --          20,135,827   --          --            --
  2002  Lowest contract charges        4,274,668    0.930340       3,976,895   1.25%          2.64%     (11.07)%
        Highest contract charges          23,290    1.016922          23,684   0.55%          2.61%       1.69%
        Remaining contract
        charges                        3,998,056      --           3,696,499   --          --            --
  2001  Lowest contract charges        1,770,698    1.046199       1,852,502   1.23%          1.87%       1.07%
        Highest contract charges         185,578    1.040890         193,166   1.42%          0.98%       0.02%
        Remaining contract
        charges                        1,210,443      --           1,262,927   --          --            --
HUNTINGTON VA DIVIDEND CAPTURE FUND
  2003  Lowest contract charges          548,392    1.209553         663,310   0.76%          8.11%      17.32%
        Highest contract charges           1,673    1.212721           2,029   2.12%          6.24%      18.78%
        Remaining contract
        charges                       13,295,923      --          15,975,092   --          --            --
  2002  Lowest contract charges        1,642,701    1.008527       1,656,708   1.24%          3.93%      (1.29)%
        Highest contract charges          26,080    1.021417          26,638   0.55%          3.15%       2.14%
        Remaining contract
        charges                        1,533,243      --           1,540,066   --          --            --
  2001  Lowest contract charges           11,375    1.021713          11,622   0.21%          1.09%       2.17%
        Highest contract charges           2,171    1.021288           2,217   0.24%       --             2.13%
        Remaining contract
        charges                               53      --                  54   --          --            --

____________________________________ SA-137 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HUNTINGTON VA GROWTH FUND
  2003  Lowest contract charges          479,723  $ 0.821875  $      394,272   0.76%          0.52%      14.12%
        Highest contract charges           3,407    1.163564           3,965   2.13%          0.41%      13.48%
        Remaining contract
        charges                       13,714,704      --          11,224,247   --          --            --
  2002  Lowest contract charges        2,576,023    0.717265       1,847,691   1.24%          0.09%     (21.55)%
        Highest contract charges          18,197    1.025764          18,666   0.52%          0.09%       2.58%
        Remaining contract
        charges                        2,334,102      --           1,667,647   --          --            --
  2001  Lowest contract charges          154,127    0.914312         140,921   0.78%       --            (8.57)%
        Highest contract charges          16,671    0.912175          15,207   1.02%       --            (8.78)%
        Remaining contract
        charges                          102,735      --              93,810   --          --            --
HUNTINGTON VA MID CORP AMERICA FUND
  2003  Lowest contract charges          343,817    1.223973         420,823   0.75%          0.33%      27.85%
        Highest contract charges          20,062    1.286970          25,819   1.36%          0.21%      27.08%
        Remaining contract
        charges                        7,678,163      --           9,341,575   --          --            --
  2002  Lowest contract charges        1,472,187    0.955426       1,406,566   1.24%       --           (14.09)%
        Highest contract charges           8,589    1.013172           8,702   0.52%       --             1.32%
        Remaining contract
        charges                        1,626,175      --           1,548,476   --          --            --
  2001  Lowest contract charges            8,340    1.112070           9,275   0.17%       --            11.21%
        Highest contract charges          49,464    1.111600          54,984   0.23%       --            11.16%
        Remaining contract
        charges                         --            --            --         --          --            --
HUNTINGTON VA NEW ECONOMY FUND
  2003  Lowest contract charges          169,665    1.205103         204,463   0.75%       --            24.59%
        Highest contract charges           2,565    1.287366           3,301   1.36%       --            23.84%
        Remaining contract
        charges                        1,973,484      --           2,361,727   --          --            --
  2002  Lowest contract charges          268,124    0.926873         248,517   1.24%       --           (14.74)%
        Highest contract charges          45,832    0.921587          42,238   0.82%       --            (4.18)%
        Remaining contract
        charges                          362,569      --             334,895   --          --            --
  2001  Lowest contract charges            7,869    1.087139           8,555   0.22%       --             8.71%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
HUNTINGTON VA ROTATING INDEX FUND
  2003  Lowest contract charges          108,665    1.073672         116,671   0.76%       --            22.02%
        Highest contract charges           2,626    1.259938           3,308   1.37%       --            21.29%
        Remaining contract
        charges                        3,390,575      --           3,614,945   --          --            --
  2002  Lowest contract charges          471,048    0.873678         411,544   1.23%       --           (16.17)%
        Highest contract charges          49,815    0.868697          43,274   0.82%       --            (3.00)%
        Remaining contract
        charges                          326,529      --             284,293   --          --            --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2003  Lowest contract charges           76,083    0.750243          57,081   1.25%          1.10%      31.90%
        Highest contract charges          23,755    0.946792          22,491   1.79%          1.19%      31.18%
        Remaining contract
        charges                           23,759      --              17,720   --          --            --
  2002  Lowest contract charges           71,653    0.568797          40,756   1.25%          0.12%     (28.63)%
        Highest contract charges           7,735    0.721758           5,583   1.45%          0.96%     (27.82)%
        Remaining contract
        charges                           25,865      --              14,655   --          --            --
  2001  Lowest contract charges           71,674    0.797023          57,126   1.24%          0.80%     (23.99)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --

____________________________________ SA-138 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2003  Lowest contract charges           84,413  $ 0.827154  $       69,823   1.25%          0.63%      33.08%
        Highest contract charges           3,355    1.001220           3,359   1.78%          0.68%      32.35%
        Remaining contract
        charges                           25,088      --              20,501   --          --            --
  2002  Lowest contract charges           95,405    0.621568          59,300   1.25%       --           (24.35)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges           75,084    0.821590          61,689   1.23%          0.02%     (10.45)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
  2003  Lowest contract charges        8,504,136    1.334586      11,349,500   1.25%          0.02%      38.51%
        Highest contract charges         109,063    1.307781         142,630   2.07%          0.02%      37.34%
        Remaining contract
        charges                        7,052,774      --           9,293,920   --          --            --
  2002  Lowest contract charges        8,358,867    0.963535       8,054,060   1.25%          0.03%      (8.50)%
        Highest contract charges           5,775    0.952230           5,500   0.85%          0.08%      (4.50)%
        Remaining contract
        charges                        2,106,219      --           2,016,031   --          --            --
  2001  Lowest contract charges        8,920,521    1.053018       9,393,469   1.24%          0.20%     (15.05)%
        Highest contract charges          21,644    1.046895          22,659   1.42%          0.51%     (16.88)%
        Remaining contract
        charges                        1,038,474      --           1,089,339   --          --            --
NATIONS HIGH YIELD BOND
  2003  Lowest contract charges        8,121,603    1.316064      10,688,550   1.25%          7.57%      29.57%
        Highest contract charges         359,872    1.291886         464,913   2.09%          9.03%      28.48%
        Remaining contract
        charges                        9,390,353      --          12,219,478   --          --            --
  2002  Lowest contract charges        5,655,291    1.015683       5,743,982   1.25%          7.95%       0.91%
        Highest contract charges         191,221    1.005518         192,277   0.86%         15.44%       6.45%
        Remaining contract
        charges                        2,703,381      --           2,730,915   --          --            --
  2001  Lowest contract charges        3,293,597    1.006483       3,314,949   1.21%         17.00%       6.98%
        Highest contract charges         191,390    1.002376         191,845   1.40%         26.93%       0.46%
        Remaining contract
        charges                          740,436      --             743,720   --          --
NATIONS INTERNATIONAL VALUE PORTFOLIO
  2003  Lowest contract charges        7,159,157    1.037244       7,425,793   1.25%          1.28%      49.40%
        Highest contract charges          18,174    1.018183          18,505   2.10%          1.32%      48.14%
        Remaining contract
        charges                        2,200,469      --           2,265,239   --          --            --
  2002  Lowest contract charges        8,718,618    0.694270       6,053,075   1.25%          1.38%     (17.08)%
        Highest contract charges          19,489    0.687310          13,395   0.86%          1.89%      (5.15)%
        Remaining contract
        charges                        2,637,549      --           1,822,267   --          --            --
  2001  Lowest contract charges        6,788,065    0.837309       5,683,708   1.22%          1.01%     (10.99)%
        Highest contract charges         506,780    0.833882         422,595   1.43%          1.20%     (12.40)%
        Remaining contract
        charges                        1,601,118      --           1,337,966   --          --            --

____________________________________ SA-139 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
NATIONS MARSICO FOCUSED
 EQUITIES PORTFOLIO
  2003  Lowest contract charges       58,335,484  $ 1.429978  $   83,418,459   1.25%       --            31.45%
        Highest contract charges         175,532    1.401208         245,957   2.08%       --            30.34%
        Remaining contract
        charges                       14,828,271      --          20,977,145   --          --            --
  2002  Lowest contract charges       66,842,614    1.087867      72,715,874   1.25%       --           (16.12)%
        Highest contract charges          71,577    1.075071          76,951   0.87%       --            (6.54)%
        Remaining contract
        charges                        8,788,877      --           9,504,141   --          --            --
  2001  Lowest contract charges       79,924,077    1.296921     103,655,214   1.24%       --           (18.80)%
        Highest contract charges         196,445    1.289352         253,286   1.42%       --           (18.13)%
        Remaining contract
        charges                        7,423,111      --           9,591,616   --          --
NATIONS ASSET ALLOCATION PORTFOLIO
  2003  Lowest contract charges        6,460,430    0.980209       6,332,572   1.25%          1.22%      17.61%
        Highest contract charges          83,124    0.960506          79,842   2.10%          1.18%      16.62%
        Remaining contract
        charges                        2,525,580      --           2,450,353   --          --            --
  2002  Lowest contract charges        6,453,248    0.833420       5,378,266   1.25%          1.32%     (14.62)%
        Highest contract charges          89,135    0.823636          73,415   0.87%          2.10%      (2.21)%
        Remaining contract
        charges                        1,718,341      --           1,423,263   --          --            --
  2001  Lowest contract charges        7,784,144    0.976097       7,598,080   1.23%          1.99%      (5.90)%
        Highest contract charges         126,721    0.970419         122,973   1.42%          4.42%      (5.83)%
        Remaining contract
        charges                          969,576      --             942,996   --          --
NATIONS CAPITAL GROWTH PORTFOLIO
  2003  Lowest contract charges        7,402,049    0.827181       6,122,834   1.25%          0.03%      23.07%
        Highest contract charges          90,181    0.810535          73,095   2.10%          0.04%      22.03%
        Remaining contract
        charges                        5,571,825      --           4,547,278   --          --            --
  2002  Lowest contract charges        9,083,342    0.672131       6,105,195   1.26%          0.11%     (30.93)%
        Highest contract charges          74,779    0.664230          49,671   0.87%          0.18%      (5.44)%
        Remaining contract
        charges                        1,909,821      --           1,274,932   --          --            --
  2001  Lowest contract charges       12,203,610    0.973130      11,875,699   1.24%          0.13%     (13.00)%
        Highest contract charges             638    0.967462             617   0.62%       --           (17.45)%
        Remaining contract
        charges                        1,265,314      --           1,227,187   --          --            --
NATIONS MARSICO GROWTH PORTFOLIO
  2003  Lowest contract charges       32,635,353    1.373672      44,830,270   1.25%       --            28.96%
        Highest contract charges         565,814    1.346056         761,618   2.10%       --            27.87%
        Remaining contract
        charges                        7,822,244      --          10,642,460   --          --            --
  2002  Lowest contract charges       38,541,885    1.065159      41,053,236   1.25%       --           (17.18)%
        Highest contract charges         480,740    1.052639         506,046   0.86%       --            (5.57)%
        Remaining contract
        charges                        6,284,705      --           6,655,249   --          --            --
  2001  Lowest contract charges       47,653,604    1.286057      61,285,251   1.24%       --           (18.66)%
        Highest contract charges         287,311    1.278560         367,344   1.42%       --           (18.04)%
        Remaining contract
        charges                        6,362,938      --           8,152,198   --          --            --

____________________________________ SA-140 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
NATIONS MARSICO 21ST CENTURY PORTFOLIO
  2003  Lowest contract charges        5,305,467  $ 0.798552  $    4,236,692   1.25%       --            47.02%
        Highest contract charges           4,721    0.784220           3,703   1.25%       --            35.27%
        Remaining contract
        charges                        2,237,107      --           1,765,615   --          --            --
  2002  Lowest contract charges        5,198,074    0.543175       2,823,464   1.25%       --            (9.34)%
        Highest contract charges         212,307    0.537597         114,136   1.13%       --           (12.64)%
        Remaining contract
        charges                          782,258      --             422,431   --          --            --
  2001  Lowest contract charges        5,899,594    0.599135       3,534,653   1.24%       --           (27.48)%
        Highest contract charges         118,416    0.595655          70,535   1.41%       --           (31.60)%
        Remaining contract
        charges                          664,811      --             397,047   --          --            --
NATIONS MIDCAP GROWTH PORTFOLIO
  2003  Lowest contract charges        5,933,293    0.686687       4,074,315   1.25%       --            25.89%
        Highest contract charges         322,767    0.675221         217,939   2.08%       --            24.82%
        Remaining contract
        charges                       14,590,586      --           9,912,463   --          --            --
  2002  Lowest contract charges        4,235,328    0.545474       2,310,261   1.25%       --           (34.83)%
        Highest contract charges          73,245    0.540956          39,623   0.85%       --            (2.63)%
        Remaining contract
        charges                        3,362,595      --           1,824,526   --          --            --
  2001  Lowest contract charges        1,404,499    0.836958       1,175,507   0.79%       --           (16.30)%
        Highest contract charges         162,449    0.835003         135,646   1.01%       --           (16.50)%
        Remaining contract
        charges                          347,543      --             290,522   --          --            --
NATIONS SMALL COMPANY PORTFOLIO
  2003  Lowest contract charges        5,854,620    1.008916       5,906,820   1.25%       --            33.29%
        Highest contract charges         191,757    0.988604         189,572   2.08%       --            32.16%
        Remaining contract
        charges                        7,467,562      --           7,436,325   --          --            --
  2002  Lowest contract charges        5,942,119    0.756932       4,497,780   1.25%       --           (27.28)%
        Highest contract charges          55,241    0.748024          41,321   0.87%       --            (7.02)%
        Remaining contract
        charges                        2,590,490      --           1,946,550   --          --            --
  2001  Lowest contract charges        4,776,613    1.040918       4,972,062   1.23%       --             2.64%
        Highest contract charges         135,437    1.034849         140,157   1.41%       --            (1.87)%
        Remaining contract
        charges                          714,372      --             741,256   --          --            --
NATIONS VALUE PORTFOLIO
  2003  Lowest contract charges       11,044,863    1.023674      11,306,339   1.25%          1.11%      28.56%
        Highest contract charges         127,882    1.003100         128,278   2.09%          1.38%      27.47%
        Remaining contract
        charges                       11,630,575      --          11,752,543   --          --            --
  2002  Lowest contract charges       11,685,766    0.796267       9,304,990   1.25%          0.93%     (21.72)%
        Highest contract charges          50,581    0.786909          39,803   0.84%          5.60%      (6.49)%
        Remaining contract
        charges                        3,378,057      --           2,669,749   --          --            --
  2001  Lowest contract charges       10,372,971    1.017163      10,551,002   1.23%          0.84%      (8.36)%
        Highest contract charges         193,527    1.011247         195,704   1.40%          2.48%      (7.33)%
        Remaining contract
        charges                          929,638      --             942,461   --          --            --

____________________________________ SA-141 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
JENNISON 20/20 FOCUS PORTFOLIO
  2003  Lowest contract charges          228,032  $ 0.930907  $      212,276   1.25%       --            27.20%
        Highest contract charges          20,395    0.932510          19,018   1.99%       --            26.25%
        Remaining contract
        charges                          222,421      --             206,058   --          --            --
  2002  Lowest contract charges          280,630    0.731854         205,380   1.25%       --           (23.54)%
        Highest contract charges          32,938    0.739250          24,349   1.80%       --           (23.96)%
        Remaining contract
        charges                          141,517      --             102,982   --          --            --
  2001  Lowest contract charges          302,741    0.957174         289,775   1.22%          0.29%      (2.53)%
        Highest contract charges           6,130    0.972196           5,959   1.45%          0.26%      (2.78)%
        Remaining contract
        charges                           46,862      --              44,725   --          --            --
JENNISON PORTFOLIO
  2003  Lowest contract charges          832,074    0.547864         455,864   1.25%       --            28.00%
        Highest contract charges         125,910    0.769383          96,873   1.77%       --            27.30%
        Remaining contract
        charges                        1,352,440      --             807,853   --          --            --
  2002  Lowest contract charges        1,048,754    0.428025         448,893   1.25%       --           (32.02)%
        Highest contract charges           3,099    0.603510           1,870   0.85%       --            (7.59)%
        Remaining contract
        charges                        2,098,574      --             959,377   --          --            --
  2001  Lowest contract charges        1,079,652    0.629642         679,794   1.23%       --           (19.62)%
        Highest contract charges          29,135    0.894012          26,047   1.47%       --           (10.60)%
        Remaining contract
        charges                        2,395,472      --           1,587,702   --          --            --
PRUDENTIAL VALUE PORTFOLIO
  2003  Lowest contract charges          152,072    0.911395         138,598   1.25%          1.10%      26.05%
        Highest contract charges         125,895    0.898114         113,068   1.80%          1.09%      25.36%
        Remaining contract
        charges                          308,883      --             279,433   --          --            --
  2002  Lowest contract charges          168,703    0.723053         121,981   1.25%          1.24%     (23.32)%
        Highest contract charges         125,904    0.716442          90,203   1.82%          3.30%     (23.74)%
        Remaining contract
        charges                          179,344      --             129,167   --          --            --
  2001  Lowest contract charges          120,039    0.942896         113,184   0.80%          0.87%      (5.71)%
        Highest contract charges          10,763    0.939426          10,111   1.18%          0.70%      (6.06)%
        Remaining contract
        charges                           42,019      --              39,567   --          --            --
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
  2003  Lowest contract charges           36,539    0.774740          28,309   1.25%       --            37.42%
        Highest contract charges         145,120    0.763449         110,791   1.74%       --            36.66%
        Remaining contract
        charges                           39,253      --              30,219   --          --            --
  2002  Lowest contract charges           47,052    0.563789          26,527   1.25%       --           (23.80)%
        Highest contract charges           8,044    0.560504           4,509   1.60%       --           (24.06)%
        Remaining contract
        charges                           29,304      --              16,466   --          --            --
  2001  Lowest contract charges           34,505    0.739837          25,528   0.81%          0.09%     (26.02)%
        Highest contract charges           1,488    0.738105           1,098   0.53%       --           (26.19)%
        Remaining contract
        charges                           22,663      --              16,745   --          --            --

____________________________________ SA-142 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
SMITH BARNEY GOVERNMENT FUND
  2003  Lowest contract charges            8,092  $ 2.894994  $       23,427   1.00%          0.63%      (0.38)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges            8,722    2.905942          25,345   1.00%          1.22%       0.21%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges            9,411    2.899870          27,290   0.99%          3.57%       2.65%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
SMITH BARNEY APPRECIATION FUND
  2003  Lowest contract charges           11,629   12.239804         142,336   1.00%          0.67%      23.47%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           16,733    9.913540         165,880   1.00%          0.05%     (17.81)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges           16,961   12.061314         204,574   0.99%          0.54%      (4.38)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
SMITH BARNEY CASH PORTFOLIO
  2003  Lowest contract charges            3,858    3.228745          12,456   1.00%          0.67%      (0.33)%
        Highest contract charges          71,118    3.341043         237,609   1.00%          0.67%      (0.33)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges            3,866    3.239394          12,522   1.00%          1.29%       0.27%
        Highest contract charges          71,185    3.352080         238,619   1.00%          1.28%       0.27%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges            7,159    3.230608          23,129   0.99%          3.91%       2.76%
        Highest contract charges          93,253    3.342992         311,745   0.99%          3.76%       2.76%
        Remaining contract
        charges                         --            --            --         --          --            --
UBS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO
  2003  Lowest contract charges       17,536,961    0.987912      17,324,975   1.25%          0.85%      25.79%
        Highest contract charges          59,675    0.965609          57,623   1.85%          0.83%      25.04%
        Remaining contract
        charges                        4,420,190      --           3,846,716   --          --            --
  2002  Lowest contract charges       20,379,896    0.785367      16,005,698   1.26%          0.59%     (23.91)%
        Highest contract charges          59,675    0.772258          46,085   1.85%          0.55%     (24.37)%
        Remaining contract
        charges                        5,088,578      --           3,533,173   --          --            --
  2001  Lowest contract charges       28,265,803    1.032191      29,175,708   1.24%          2.03%     (13.63)%
        Highest contract charges          59,675    1.021080          60,933   1.63%       --           (16.87)%
        Remaining contract
        charges                        5,430,405      --           5,017,317   --          --            --

____________________________________ SA-143 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
  2003  Lowest contract charges          129,257  $ 9.315179  $    1,204,052   1.25%          0.36%      33.29%
        Highest contract charges           5,975    9.201036          54,974   1.71%          0.57%      32.63%
        Remaining contract
        charges                           89,214      --             824,587   --          --            --
  2002  Lowest contract charges          128,553    6.988460         898,390   1.25%          0.60%     (24.40)%
        Highest contract charges          19,086    6.941760         132,488   1.57%          0.92%     (24.66)%
        Remaining contract
        charges                           50,943      --             354,733   --          --            --
  2001  Lowest contract charges           83,244    9.243408         769,453   1.10%          0.52%      (7.57)%
        Highest contract charges          27,097    9.226513         250,007   1.27%          0.54%      (7.73)%
        Remaining contract
        charges                              488      --               4,506   --          --            --
VICTORY VARIABLE INSURANCE SMALL COMPANY
 OPPORTUNITY FUND
  2003  Lowest contract charges           17,217   11.138601         191,773   1.25%          0.03%      29.07%
        Highest contract charges             383   10.971000           4,201   1.94%          0.04%      28.17%
        Remaining contract
        charges                           29,969      --             330,646   --          --            --
  2002  Lowest contract charges           17,890    8.629629         154,385   1.24%          0.27%      (6.33)%
        Highest contract charges           5,180    8.572027          44,401   1.56%          0.34%      (6.66)%
        Remaining contract
        charges                            3,563      --              30,633   --          --            --
  2001  Lowest contract charges            3,680    9.212679          33,907   1.09%          0.43%      (7.87)%
        Highest contract charges           3,564    9.195866          32,769   1.26%          0.41%      (8.04)%
        Remaining contract
        charges                         --            --            --         --          --            --
STI CLASSIC VT CAPITAL APPRECIATION FUND
  2003  Lowest contract charges            9,360    1.179385          11,039   0.93%       --            14.27%
        Highest contract charges          19,513    1.168453          22,800   2.13%       --            15.93%
        Remaining contract
        charges                        1,389,163      --           1,630,523   --          --            --
  2002  Lowest contract charges              372    1.009896             376   0.40%       --             0.99%
        Highest contract charges         221,358    1.008893         223,325   0.48%       --             0.89%
        Remaining contract
        charges                         --            --            --         --          --            --
STI CLASSIC VT GROWTH & INCOME FUND
  2003  Lowest contract charges            6,012    1.303674           7,838   0.93%          0.83%      23.06%
        Highest contract charges          10,115    1.291608          13,064   2.13%          1.16%      23.80%
        Remaining contract
        charges                        1,268,149      --           1,645,225   --          --            --
  2002  Lowest contract charges          211,173    1.044322         220,532   0.48%          0.55%       4.43%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
STI CLASSIC VT MID-CAP EQUITY FUND
  2003  Lowest contract charges            3,457    1.288413           4,454   0.94%          1.02%      28.03%
        Highest contract charges          13,184    1.276487          16,830   2.13%          1.12%      26.97%
        Remaining contract
        charges                          466,110      --             597,734   --          --            --
  2002  Lowest contract charges          164,635    1.006356         165,681   0.48%       --             0.64%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --

____________________________________ SA-144 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
STI CLASSIC VT VALUE INCOME STOCK FUND
  2003  Lowest contract charges            5,336  $ 1.303725  $        6,957   0.91%          1.52%      21.55%
        Highest contract charges          13,763    1.291652          17,777   2.13%          1.94%      20.50%
        Remaining contract
        charges                        1,324,064      --           1,717,124   --          --            --
  2002  Lowest contract charges            1,097    1.074005           1,178   0.39%          1.14%       7.40%
        Highest contract charges         227,694    1.072947         244,304   0.45%          0.89%       7.29%
        Remaining contract
        charges                         --            --            --         --          --            --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

____________________________________ SA-145 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make a certain deduction of 0.15% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-146 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2003     2002     2001
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,169   $2,079   $2,157
   Earned premiums and other                                 934      574      927
   Net investment income                                   1,764    1,572    1,491
   Net realized capital gains (losses)                         1     (276)     (87)
                                                          ------------------------
                                     TOTAL REVENUES        4,868    3,949    4,488
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          2,726    2,275    2,536
   Insurance expenses and other                              625      650      621
   Amortization of deferred policy acquisition
    costs and present value of future profits                660      531      566
   Dividends to policyholders                                 63       65       69
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,074    3,521    3,792
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                             794      428      696
   Income tax expense                                        168        2       44
   Income before cumulative effect of accounting
    changes                                                  626      426      652
   Cumulative effect of accounting changes, net of
    tax                                                       --       --       (6)
                                                          ------------------------
                                         NET INCOME       $  626   $  426   $  646
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2003          2002
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $28,511 and $23,675)      $ 30,085      $ 24,786
   Equity securities, available for sale, at fair
    value (cost of $78 and $137)                             85           120
   Policy loans, at outstanding balance                   2,470         2,895
   Other investments                                        639           918
                                                      -------------------------
                                  TOTAL INVESTMENTS      33,279        28,719
                                                      -------------------------
   Cash                                                      96            79
   Premiums receivable and agents' balances                  17            15
   Reinsurance recoverables                               1,297         1,477
   Deferred policy acquisition costs and present
    value of future profits                               6,088         5,479
   Deferred income taxes                                   (486)         (243)
   Goodwill                                                 186           186
   Other assets                                           1,238         1,073
   Separate account assets                              130,225       105,316
                                                      -------------------------
                                       TOTAL ASSETS    $171,940      $142,101
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  6,518      $  5,724
   Other policyholder funds                              25,263        23,037
   Other liabilities                                      3,330         2,207
   Separate account liabilities                         130,225       105,316
                                                      -------------------------
                                  TOTAL LIABILITIES     165,336       136,284
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 12
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,041
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            711           574
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         710           573
                                                      -------------------------
   Retained earnings                                      3,648         3,197
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       6,604         5,817
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $171,940      $142,101
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2003
 Balance, December 31, 2002                $6     $2,041         $463            $111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
   Cumulative translation
    adjustments                                                                                                            --
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240         $728            $(17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041         $463            $111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                $6     $1,045         $ 16            $ --          $--        $2,125       $3,192
 Comprehensive income
   Net income                                                                                                646          646
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change (2)                                         (18)             21                                       3
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                116                                                     116
   Net gain on cash flow
    hedging instruments                                                            42                                      42
   Cumulative translation
    adjustments                                                                                 (2)                        (2)
 Total other comprehensive
  income                                                                                                                  159
   Total comprehensive income                                                                                             805
 Capital contribution from
  parent                                             761                                                                  761
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2001            $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $143, $188 and $62 for the years ended December 31, 2003, 2002 and 2001, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(69) and $26 for the years ended
    December 31, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were no reclassification adjustments for after-tax losses realized in net income for the year ended December 31, 2003. There were reclassification adjustments for after-tax losses realized in net income of $(170) and $(40) for the years ended December 31, 2002 and 2001, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2003      2002      2001
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   626   $   426   $   646
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                     (1)      276        87
   Cumulative effect of accounting changes, net of
    tax                                                    --        --         6
   Amortization of deferred policy acquisition
    costs and present value of future profits             660       531       566
   Additions to deferred policy acquisition costs
    and present value of future profits                (1,319)     (987)     (975)
   Depreciation and amortization                          117        19       (18)
   (Increase) decrease in premiums receivable and
    agents' balances                                       (2)       (5)        5
   Increase (decrease) in other liabilities               299       (61)      (84)
   Change in receivables, payables, and accruals          227         2       (72)
   (Decrease) increase in accrued tax                     (67)       76       115
   Decrease in deferred income tax                         65        23         7
   Increase in future policy benefits                     794       560       837
   (Increase) decrease in reinsurance recoverables         (1)     (127)       21
   Increase in other assets                              (177)     (122)      (74)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,221       611     1,067
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (13,628)  (12,470)   (9,766)
   Sales of investments                                 6,676     5,781     4,568
   Maturity and principal paydowns of fixed
    maturity investments                                3,233     2,266     2,227
   Purchase of business/affiliate, net of cash
    acquired                                               --        --      (683)
   Other                                                   85        --        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES    (3,634)   (4,423)   (3,654)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                  199       235       761
   Dividends paid                                        (175)       --        --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                               2,406     3,567     1,859
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES     2,430     3,802     2,620
                                                      ---------------------------
   Net increase (decrease) in cash                         17       (10)       33
   Impact of foreign exchange                              --         2        (2)
   Cash -- beginning of year                               79        87        56
                                                      ---------------------------
   Cash -- end of year                                $    96   $    79   $    87
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (Received) During the Year for:
   Income taxes                                       $    35   $    (2)  $   (69)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," and SFAS No. 124, "Accounting for Certain Investments Held by Not-for-Profit Organizations," that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 3.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g., security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buy back shares are examples of financial instruments that should be reported as liabilities under this new guidance.

SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 150 is effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this Statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments", ("DIG B36") that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. DIG B36 indicates that bifurcation is necessary in a modified coinsurance arrangement when the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The Company has evaluated its modified coinsurance and funds withheld agreements and believes all but one are not impacted by the provisions of DIG B36. The one modified coinsurance agreement that requires the separate recording of an embedded derivative contains two total return swap embedded derivatives that virtually offset each other. Due to the offsetting nature of these total return swaps, the net value of the embedded derivatives in the modified coinsurance agreement had no material effect on the consolidated financial statements upon adoption of DIG B36 on October 1, 2003 and at December 31, 2003.

DIG B36 is also applicable to corporate issued debt securities that incorporate credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor. The adoption of DIG B36, as it relates to corporate issued debt securities, did not have a material effect on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued SFAS No. 149, "Amendment of SFAS No. 133 on Derivative Instruments and Hedging Activities". The Statement amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS No. 149 amends SFAS No. 133 for decisions made as part of the Derivatives Implementation Group (DIG) process that effectively required amendments to SFAS No. 133, in connection with other FASB projects dealing with financial instruments. SFAS No. 149 also clarifies under what circumstances a contract with an initial net investment and purchases and sales of when-issued securities that do not yet exist meet the characteristic of a derivative as discussed in SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statement of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003, except as stated below and for hedging relationships designated after June 30, 2003. The provisions of this statement should be applied prospectively, except as stated below.

The provisions of SFAS No. 149 that relate to SFAS No. 133 DIG issues that have been effective for fiscal quarters that began prior to June 15, 2003, should continue to be applied in accordance with their respective effective dates. In addition, the guidance in SFAS No. 149 related to forward purchases or sales of when-issued securities or other securities that do not yet exist, should be applied to both existing contracts and new contracts entered into after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs identified which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption is permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45" or "the Interpretation"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying instrument or indices (e.g., security prices, interest rates, or currency rates) that are related to an asset, liability or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements
No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS
No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted EITF Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 17.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 6.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in

Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies accounting criteria under which a derivative can qualify for hedge accounting. In order to receive hedge accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Hedge accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2.)

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued Statement of
Position 03-3, "Accounting for Certain Loans or Debt Securities", (SOP 03-3). SOP 03-3 addresses the accounting for differences between contractual and expected cash flows to be collected from an investment in loans or fixed maturity securities (collectively hereafter referred to as "loan(s)") acquired in a transfer if those differences are attributable, at least in part, to credit quality. SOP 03-3 limits the yield that may be accreted to the excess of the estimated undiscounted expected principal, interest and other cash flows over the initial investment in the loan. SOP 03-3 also requires that the excess of contractual cash flows over cash flows expected to be collected not be recognized as an adjustment of yield, loss accrual or valuation allowance. SOP 03-3 is effective for loans acquired in fiscal years beginning after December 15, 2004. For loans acquired in fiscal years beginning on or before December 15, 2004 and within the scope of Practice Bulletin 6 "Amortization of Discount on Certain Acquired Loans", SOP 03-3, as it pertains to decreases in cash flows expected to be collected, should be applied prospectively for fiscal years beginning after December 15, 2004. Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In July 2003, AcSEC issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

The SOP is effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the estimated cumulative effect of the adoption of the SOP on net income and other comprehensive income was comprised of the following individual impacts:

                                                                                          Other
                                                                                      Comprehensive
                                                                     Net Income          Income
                                                                     ------------------------------
CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB reserves for annuity contracts                        $(50)*            $ --
Reclassifying certain separate accounts to general accounts               30               294
Other                                                                     (1)               (2)
                                                                     ------------------------------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION            $(21)             $292
                                                                     ------------------------------

    * As of September 30, 2003, the Company estimated the cumulative effect of adopting this provision of the SOP to be between $25 and $35, net of amortization of DAC and taxes. During the fourth quarter, industry and the largest public accounting firms reached general consensus on how to record the reinsurance recovery asset related to GMDB's. This refinement resulted in the increase to the cumulative effect adjustment as of January 1, 2004.

DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain guaranteed death benefits, the Company pays the greater of
(1) the account value at death; (2) the sum of all premium payments less prior withdrawals; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures a significant portion of these death benefit guarantees associated with its in-force block of business. As of January 1, 2004, the Company has recorded a liability for GMDB and other benefits sold with variable annuity products of $191 and a related reinsurance recoverable asset of $108. The determination of the GMDB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs.

Through December 31, 2003, the Company had not recorded a liability for the risks associated with GMDB offered on the Company's variable annuity business, but had consistently recorded the related expenses in the period the benefits were paid to contractholders. Net of reinsurance, the Company paid $51 and $49 for the years ended December 31, 2003 and 2002, respectively, in GMDB benefits to contractholders.

At December 31, 2003, the Company held $86.5 billion of variable annuities that contained guaranteed minimum death benefits. The Company's total gross exposure (i.e. before reinsurance), or net amount at risk (the amount by which current account values in the variable annuity contracts are not sufficient to meet its GMDB commitments), related to these guaranteed death benefits as of December 31, 2003 was $11.4 billion. Due to the fact that 81% of this amount was reinsured, the Company's net exposure was $2.2 billion. However, the Company will only incur these guaranteed death benefit payments in the future if the policyholder has an in-the-money guaranteed death benefit at their time of death.

The Individual Life segment sells universal life-type contracts with certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The assumptions used in the determination of the secondary guarantee liability are consistent with those used in determining estimated gross profits for purposes of amortizing deferred policy acquisition costs. Based on current estimates, the Company expects the cumulative effect on net income upon recording this liability to be not material. The establishment of the required liability will change the earnings pattern of these products, lowering earnings in the early years of the contract and increasing earnings in the later years. Currently there is diversity in industry practice and inconsistent guidance surrounding the application of the SOP to universal life-type contracts. The Company believes consensus or further guidance surrounding the methodology for determining reserves for secondary guarantees will develop in the future. This may result in an adjustment to the cumulative effect of adopting the SOP and could impact future earnings.

SEPARATE ACCOUNT PRESENTATION

The Company has recorded certain MVA fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities for CRC, of $10.8 billion, were revalued at current account value in the general account to $10.1 billion. The related separate account assets of $11.0 billion were also reclassified to the general account. Fixed maturities and equity securities were reclassified to the general account, as available for sale securities, and will continue to be recorded at fair value, however, subsequent changes in fair value, net of amortization of deferred acquisition costs and income taxes, will be recorded in other comprehensive income rather than net income. On January 1, 2004, the Company recorded a cumulative effect adjustment to earnings equal to the revaluation of the liabilities from fair value to account value plus the adjustment to record unrealized gains (losses) on available for sale invested assets, previously recorded as a component of net income, as other comprehensive income. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes Through December 31, 2003, the Company had recorded CRC assets and liabilities on a market value basis with all changes in value (market value spread) included in current earnings as a component of other revenues. Upon adoption of the SOP, the components of CRC spread on a book value basis will be recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders will be recognized as incurred.

Certain other products offered by the Company recorded in separate account assets and liabilities through December 31, 2003, were reclassified to the general account upon adoption of the SOP.

INTERESTS IN SEPARATE ACCOUNTS

As of December 31, 2003, the Company had $24 representing unconsolidated interests in its own separate accounts. These interests were recorded as available for sale equity securities, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified $11 to investment in trading securities, where the Company's proportionate beneficial interest in the separate account was less than 20%. Trading securities are recorded at fair value with changes in fair value recorded to net investment income. In instances where the Company's proportionate beneficial interest was between 20-50%, the Company reclassified $13 of its investment to reflect the Company's proportionate interest in each of the underlying assets of the separate account. The Company has designated its proportionate interest in these equity securities and fixed maturities as available for sale.

SALES INDUCEMENTS

The Company currently offers enhanced or bonus crediting rates to contractholders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon adopting the SOP, the future expense associated with offering a bonus will be deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred acquisition costs. Effective January 1, 2004, amortization expense associated with expenses previously deferred will be recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

STOCK-BASED COMPENSATION

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure an Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of SFAS No. 123. In January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock-based compensation and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2003, 2002 and 2001 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper and equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholder's equity as a component of AOCI. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. The limited partnerships are accounted for under the equity method and accordingly the partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing services, independent broker quotations or pricing matrices which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, a significant percentage of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2003 and 2002, primarily consisted of non-144A private placements and have an average duration of 4.3 and 4.5, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2003 and 2002:

                                                            2003                                    2002
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $24,668               82.0%             $19,149               77.2%
Priced via broker quotations                          2,037                6.8%               2,819               11.4%
Priced via matrices                                   2,129                7.1%               1,825                7.4%
Priced via other methods                                151                0.5%                 155                0.6%
Short-term investments (1)                            1,100                3.6%                 838                3.4%
                                            -----------------------------------------------------------------------------
                              TOTAL                 $30,085              100.0%             $24,786              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY INVESTMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, ("non-EITF Issue No. 99-20 securities"), that are depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless the depression is the result of rising interest rates or significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. Non-EITF Issue No. 99-20 securities depressed less than twenty percent or depressed twenty percent or more but for less than six months are also reviewed to determine if an other-than-temporary impairment is present. The primary factors considered in evaluating whether a decline in value for non-EITF Issue

No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and
(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

For securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $1 for the years ended December 31, 2003, 2002 and 2001. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Net investment income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions. (For a further discussion, see Note 3.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. Fair value is based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the Consolidated Balance Sheet, excluding embedded derivatives. Embedded derivatives are recorded in the Consolidated Balance Sheets with the associated host instrument.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings.

Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.
NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment under SFAS No. 133. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses. During 2003, the Company began recording periodic net coupon settlements in net realized capital gains and losses and reclassified prior period amounts to conform to the current year presentation.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING
At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is assessed using the quantitative methods, prescribed by SFAS No. 133, as amended, including the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method" depending on the hedge strategy. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments or products that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed 7% of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. The policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. In valuing the embedded derivative, the Company attributes a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are recorded in fee income.

For all contracts in effect through July 6, 2003, the Company entered into a third party reinsurance arrangement to offset its exposure to the GMWB for the lives of those contracts. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to this reinsured GMWB are recorded in net realized capital gains and losses. As of July 6, 2003, the Company exhausted all but a small portion of the reinsurance capacity under this current arrangement, as it relates to new business, and will be ceding only a very small number of new contracts subsequent to July 6, 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. See Note 13 "Transactions with Affiliates" for information on this arrangement.

SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income. Beginning January 1, 2004, products previously recorded in guaranteed separate accounts through December 31, 2003, will be recorded in the general account in accordance with the Company's adoption of the SOP. See
Note 2 of Notes to Consolidated Financial Statements for a more complete discussion of the Company's adoption of the SOP.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. These deferred costs, together with the present value of future profits of acquired business, are recorded as an asset commonly referred to as deferred policy acquisition costs and present value of future profits ("DAC"). At December 31, 2003 and 2002, the carrying value of the Company's DAC was $6.1 billion and $5.5 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2003 and 2002. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5% to 8.5% for both years ended December 31, 2003 and 2002.

The Company has developed sophisticated modeling capabilities to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2003, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2003 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary. Furthermore, the Company has estimated that the present value of the EGPs is likely to remain within a reasonable range if overall separate account returns decline by 15% or less for 2004, and if certain other assumptions that are implicit in the computations of the EGPs are achieved.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. To illustrate the effects of this process, assume the Company had concluded that a revision of the Company's EGPs was required at December 31, 2003. If the Company assumed a 9% average long-term rate of growth from December 31, 2003 forward along with other appropriate assumption changes in determining the revised EGPs, the Company estimates the cumulative increase to amortization would be approximately $60-$70, after-tax. If instead the Company were to assume a long-term growth rate of 8% in determining the revised EGPs, the adjustment would be approximately $75-$90, after-tax. Assuming that such an adjustment were to have been required, the Company anticipates that there would have been immaterial impacts on its DAC amortization for the 2004 and 2005 years exclusive of the adjustment, and that there would have been positive earnings effects in later years. Any such adjustment would not affect statutory income or surplus, due to the prescribed accounting for such amounts that is discussed above.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence this determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,112 on December 31, 2003), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2003, the Company believed variable annuity separate account assets could fall by at least 40% before portions of its DAC asset would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS

The Company establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $24.0 billion and $21.6 billion, as of December 31, 2003 and 2002, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 6% and 8% as of December 31, 2003, 2002 and 2001, respectively, of total life insurance in force. Dividends to policyholders were $63, $65 and $68 for the years ended December 31, 2003, 2002 and 2001, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2003        2002        2001
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities income                                              $1,425      $1,235      $1,105
Policy loans income                                                     207         251         304
Other investment income                                                 152         103          95
                                                                     ------------------------------
Gross investment income                                               1,784       1,589       1,504
Less: Investment expenses                                                20          17          13
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $1,764      $1,572      $1,491
                                                                     ------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $   (6)     $ (285)     $  (52)
Equity securities                                                        (7)         (4)        (17)
Periodic net coupon settlements on non-qualifying
 derivatives                                                             29          13           4
Other                                                                   (16)         (1)        (23)
Change in liability to policyholders for net realized
 capital gains                                                            1           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $    1      $ (276)     $  (87)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES
Gross unrealized gains                                               $   11      $    2      $    1
Gross unrealized losses                                                  (4)        (19)         (8)
                                                                     ------------------------------
Net unrealized gains (losses)                                             7         (17)         (7)
Deferred income taxes and other items                                     2          (6)         (1)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5         (11)         (6)
Balance -- beginning of year                                            (11)         (6)         (2)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   16      $   (5)     $   (4)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $1,715      $1,389      $  514
Gross unrealized losses                                                (141)       (278)       (305)
Net unrealized gains credited to policyholders                          (63)        (58)        (24)
                                                                     ------------------------------
Net unrealized gains                                                  1,511       1,053         185
Deferred income taxes and other items                                   788         579          65
                                                                     ------------------------------
Net unrealized gains, net of tax                                        723         474         120
Balance -- beginning of year                                            474         120          18
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  249      $  354      $  102
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   641                 8                    (2)                647
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,059                33                    (4)              2,088
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  International governments                              641                55                    (1)                695
  Public utilities                                     1,195               103                    (5)              1,293
  All other corporate including
   international                                      13,808             1,170                   (41)             14,937
  All other corporate -- asset-backed                  8,649               339                   (81)              8,907
  Short-term investments                               1,210                 1                    --               1,211
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2002
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   255            $    9                 $  --             $   264
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,063                64                    (2)              2,125
  States, municipalities and political
   subdivisions                                           27                 4                    (1)                 30
  International governments                              422                43                    (1)                464
  Public utilities                                     1,160                70                   (29)              1,201
  All other corporate including
   international                                      11,094               822                  (128)             11,788
  All other corporate -- asset-backed                  7,152               348                  (100)              7,400
  Short-term investments                                 940                 1                    --                 941
  Certificates of deposit                                561                28                   (17)                572
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $23,675            $1,389                 $(278)            $24,786
                                                    ----------------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 3,129            $  3,141
Over one year through five years                          10,692              11,146
Over five years through ten years                          7,437               7,912
Over ten years                                             7,253               7,886
                                                      -------------------------------
                                        TOTAL            $28,511            $ 30,085
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS

Investments that were non-income producing as of December 31, are as follows:

                                                  2003                     2002
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
All other corporate --
 asset-backed                               $ 2         $ 4          $--         $--
All other corporate including
 international                               12          30           24          36
                                         -----------------------------------------------
                           TOTAL            $14         $34          $24         $36
                                         -----------------------------------------------

For 2003, 2002 and 2001, net investment income was $17, $13 and $2, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                               December 31,
                                                      ------------------------------
                                                       2003        2002        2001
                                                      ------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                         $6,205      $5,617      $4,613
Gross gains                                              196         117          82
Gross losses                                             (71)        (60)        (44)
SALE OF EQUITY SECURITIES
Sale proceeds                                         $  107      $   11      $   42
Gross gains                                                4          --          --
Gross losses                                              (3)         (3)        (17)
                                                      ------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity.

SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding securities subject to EITF Issue No. 99-20, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and sponsored)          $  235     $  233      $ (2)       $ --      $ --       $ --
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored) -- asset-backed                         372        368        (4)          1         1         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
International governments                            26         25        (1)         --        --         --
Public utilities                                    120        119        (1)         56        52         (4)
All other corporate including
 international                                    1,176      1,147       (29)        291       279        (12)
All other corporate -- asset-backed                 768        759        (9)        142       141         (1)
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
                           TOTAL EQUITY              41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
  TOTAL TEMPORARILY IMPAIRED SECURITIES          $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                       $  235     $  233      $ (2)
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored) --
 asset-backed                                                            373        369        (4)
States, municipalities and political subdivisions                        160        153        (7)
International governments                                                 26         25        (1)
Public utilities                                                         176        171        (5)
All other corporate including international                            1,467      1,426       (41)
All other corporate -- asset-backed                                      910        900       (10)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
                                                                     -------------------------------
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
                                                TOTAL EQUITY              44         40        (4)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $3,391     $3,317      $(74)
                                                                     -------------------------------

The following discussion refers to the data presented in the table above.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the schedule above was financial services which is included within the other corporate including international and nonredeemable preferred stock categories above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions continue to be priced at or greater than 80% of amortized cost. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios greater than 80%.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.
The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the Consolidated Balance Sheets as of December 31, as follows:

                                                                       Asset Values         Liability Values
                                                                   --------------------------------------------
                                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Other investments                                                   $  116       $179        $ --          --
Fixed maturities                                                         7         10          --          --
Reinsurance recoverables                                                --         48         115          --
Other policyholder funds and benefits payable                          115         --          --          48
Other liabilities                                                       --         --         186          78
                                                                   --------------------------------------------
                                                            TOTAL   $  238       $237        $301      $  126
                                                                   --------------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because associated gains and losses generally accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets (liabilities) are presented on a net basis as of December 31 in the following table.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to
  fund liabilities.                                                 $ 1,889    $ 2,494      $  98      $  184

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                                703        386       (147)        (30)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against
  increases in LIBOR (the benchmark interest rate). In addition, interest rate swaps are used to hedge the changes in fair value
  of certain fixed rate liabilities due to changes in LIBOR.            112         30         (5)         --

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                            51        129         (1)         (3)

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                     1,466        516         11          --

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the issuer. Credit events typically include failure on the part of the issuer to make a fixed dollar amount of contractual
  interest or principal payments or bankruptcy. The maximum
  potential future exposure to the Company is the notional value of the swap contracts, $49 and $49, after-tax, as of
  December 31, 2003 and 2002, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of
  December 31, 2003 and 2002, the maximum potential future
  exposure to the Company from such contracts is $130 and $68,
  after-tax, respectively.                                          $   275    $   307      $ (18)     $  (42)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                          276        742          1          --

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to convert interest receipts
  on floating-rate fixed maturity investments to fixed rate.          1,702      1,512         29          10

Foreign currency swaps and put and call options
  The Company enters into foreign currency swaps, purchases
  foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January
  2003 for a loss of $1, after-tax.                                     104        353        (31)         (8)

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ('GRB') if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater (For a further
  discussion, see Note 2). The notional value of the embedded
  derivative is the GRB balance.                                     14,961      2,760        115         (48)
                                                                   --------------------------------------------

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           14,961      2,760       (115)         48
                                                                   --------------------------------------------
                                                            TOTAL   $36,500    $11,989      $ (63)     $  111
                                                                   --------------------------------------------

For the years ended December 31, 2003, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial. For the years ended December 31, 2003, 2002 and 2001, the Company recognized an after-tax net gain (loss) of $(3), $1 and ($11), respectively, (reported as net realized capital gains and losses in the Consolidated Statements of Operations), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment including the periodic net coupon settlements.

As of December 31, 2003 and 2002, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twenty-four months are $6 and $7, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twenty-four months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2003, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2003, the fair value of the loaned securities was approximately $780 and was included in fixed maturities in the Consolidated Balance Sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0.5 for the year ended December 31, 2003, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2003 and 2002, collateral pledged of $209 and $8, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2003 and 2002 were as follows:

                                                                     2003      2002
                                                                     --------------
LOANED SECURITIES AND COLLATERAL PLEDGED
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                      $410      $ --
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored -- asset-backed)                                         3         8
International governments                                              11        --
Public utilities                                                       15        --
All other corporate including international                           366        --
All other corporate -- asset-backed                                   184        --
                                                                     --------------
                                                       TOTAL         $989      $  8
                                                                     --------------

As of December 31, 2003 and 2002, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $996 and $407, respectively. At December 31, 2003 and 2002, only cash collateral of $869 and $173, respectively, was invested and recorded in the Consolidated Balance Sheets in fixed maturities and with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002 all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2003 and 2002 were as follows:

                                                                2003                           2002
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $30,085        $30,085         $24,786        $24,786
  Equity securities                                          85             85             120            120
  Policy loans                                            2,470          2,470           2,895          2,895
  Other investments                                         639            639             918            918
LIABILITIES
  Other policyholder funds (1)                          $23,957        $24,320         $20,418        $20,591
                                                    -----------------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.
The following tables show net income for the years ended December 31, 2003, 2002 and 2001, with the 2001 period adjusted for goodwill amortization recorded.

                                                                   2003       2002       2001
                                                                   --------------------------
NET INCOME
  Income before cumulative effect of accounting changes            $626       $426       $652
  Goodwill amortization, net of tax                                  --         --          4
                                                                   --------------------------
  Adjusted income before cumulative effect of accounting
   changes                                                          626        426        656
  Cumulative effect of accounting changes, net of tax                --         --         (6)
                                                                   --------------------------
                                         ADJUSTED NET INCOME       $626       $426       $650
                                                                   --------------------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                   2003                              2002
                                                        -------------------------------------------------------------
                                                                       Accumulated                       Accumulated
                                                        Carrying           Net            Carrying           Net
                                                         Amount        Amortization        Amount        Amortization
                                                        -------------------------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                         $490             $115             $529             $76
                                                        -------------------------------------------------------------

Net amortization expense for the years ended December 31, 2003, 2002 and 2001 was $39, $39 and $37, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2004                                  $     35
2005                                  $     30
2006                                  $     29
2007                                  $     25
2008                                  $     24
----------------------------------------------

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2003 and 2002. For further discussions of the adoption of SFAS No. 142, see Note 2.

7. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $130.2 billion and $105.3 billion at December 31, 2003 and 2002, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $118.1 billion and $93.5 billion at December 31, 2003 and 2002, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $12.1 and $11.8 billion at December 31, 2003 and 2002, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $139 and $384 at December 31, 2003 and 2002, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.0% and 6.3% as of December 31, 2003 and 2002, respectively. The assets that support these liabilities were comprised of $11.7 billion and $11.1 billion in fixed maturities at December 31, 2003 and 2002, respectively, and $106 and $385 of other invested assets at December 31, 2003 and 2002, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(81) and $135 in carrying value and $2.6 billion and $3.6 billion in notional amounts as of December 31, 2003 and 2002, respectively.

8. STATUTORY RESULTS

                              For the years ended December 31,
                            ------------------------------------
                             2003           2002           2001
                            ------------------------------------
Statutory net income
 (loss)                     $  801         $ (305)        $ (485)
                            ------------------------------------
Statutory capital and
 surplus                    $3,115         $2,354         $2,412
                            ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2003, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2004, without prior approval, is $550.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The impact of applying the new guidance resulted in a benefit of approximately $38 in statutory surplus.

9. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $19, $10 and $11 in 2003, 2002 and 2001, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2003, 2002 and 2001.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $6 for the years ended December 31, 2003, 2002 and 2001, respectively.

10. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2003, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2003, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2003           2002           2001
                                                                     ------------------------------------
Gross premiums                                                       $3,780         $3,324         $4,033
Reinsurance assumed                                                      43             45             79
Reinsurance ceded                                                      (720)          (716)        (1,028)
                                                                     ------------------------------------
                                       NET RETAINED PREMIUMS         $3,103         $2,653         $3,084
                                                                     ------------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999 (see further discussion in Note 12).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $550, $670 and $693 for the years ended December 31, 2003, 2002 and 2001, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit (GMDB) feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 2. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $78, $96 and $178 in 2003, 2002 and 2001, respectively, and accident and health premium of $305, $373 and $418, respectively, to HLA.

11. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 21%, 1% and 6% in 2003, 2002 and 2001, respectively.

Income tax expense (benefit) is as follows:

                                                                        For the years ended December 31,
                                                                       -----------------------------------
                                                                       2003           2002           2001
                                                                       -----------------------------------
Current                                                                $ 13            $4            $(202)
Deferred                                                                155            (2)             246
                                                                       -----------------------------------
                                          INCOME TAX EXPENSE           $168            $2            $  44
                                                                       -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2003           2002           2001
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $278           $150           $244
Tax preferred investments                                               (87)           (63)           (60)
IRS audit settlement (See Note 13)                                       --            (76)            --
Tax adjustment (See Note 13)                                            (21)            --           (144)
Foreign related investments                                              (4)            (6)            --
Other                                                                     2             (3)             4
                                                                       ----------------------------------
                                                       TOTAL           $168           $  2           $ 44
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2003            2002
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 638           $ 699
Financial statement deferred policy acquisition costs and
 reserves                                                              (713)           (751)
Employee benefits                                                         5              13
Net unrealized capital losses (gains) on securities                    (535)           (422)
Net operating loss carryforward/Minimum tax credits                     124             249
Investments and other                                                    (5)            (31)
                                                              -----------------------------
                                                       TOTAL          $(486)          $(243)
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $141 and $89 as of December 31, 2003 and 2002, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized as reductions of future taxable income. Accordingly, no valuation allowance has been recorded. Included in the total net deferred tax liability is a deferred tax asset for net operating losses of $50, which expire in 2017 - 2023.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus

Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2003.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Company is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life Insurance Company ("HLIC") and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 against HLIC and ICMG after a jury trial on the trade secret and breach of contract claims, and HLIC and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, HLIC and ICMG will pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 after-tax benefit in the third quarter of 2003, to reflect the Company's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with guaranteed minimum death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to the Company's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $31, $31 and $22 in 2003, 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2004                   $     28
2005                         25
2006                         23
2007                         21
2008                         20
Thereafter                   37
                       --------
                TOTAL  $    154
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $12, $10 and $11 in 2003, 2002 and 2001, respectively.

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company is currently under audit for the 1998-2001 tax years. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years

Throughout the IRS audit of the 1996-1997 years, the Company and the IRS engaged in a dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60.

Early in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The total DRD benefit related to the 2002 tax year was $63.

During the second quarter of 2003 the Company recorded a benefit of $23, consisting primarily of a change in estimate of the DRD tax benefit reported during 2002. The change in estimate was the result of actual 2002 investment performance on the related separate accounts being unexpectedly out of pattern with past performance, which had been the basis for the estimate. The total DRD benefit relating to the 2003 tax year recorded during the twelve months ended December 31, 2003 was $87.

The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other tax-related items, and will adjust its estimate of the probable outcome of these issues as developments warrant.

UNFUNDED COMMITMENTS

At December 31, 2003, Hartford Life Insurance Company has outstanding commitments totaling $214, of which $152 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $62 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage loans. These have a commitment period that expires in less than one year.

13. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

The Company's employees are included in The Hartford's non-contributory defined benefit pension benefit plans and the Company is allocated expense for these plans by The Hartford. On September 30, 2003, Hartford Life, Inc. assumed the Company's intercompany payable of $49 for the reimbursement of costs associated with the defined benefit pension plans. As a result, the Company reported $49 as a capital contribution during the quarter ended September 30, 2003 to reflect the extinguishment of the intercompany payable.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2003, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(26).

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Corporate and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk CHARGES. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Corporate. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in Corporate. Credit related net capital losses are retained by Corporate. However, in exchange for retaining credit related losses, Corporate charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2003        2002        2001
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  3,374    $  2,694    $  2,947
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
  Other                                                        119        (195)         50
                                                         ----------------------------------
                                         TOTAL REVENUES   $  4,868    $  3,949    $  4,488
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $  1,254    $  1,049    $    865
  Individual Life                                              222         224         205
  COLI                                                         215         276         352
  Other                                                         73          23          69
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,764    $  1,572    $  1,491
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS
  Investment Products                                     $    494    $    385    $    413
  Individual Life                                              165         146         153
  COLI                                                           1          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    660    $    531    $    566
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $     65    $     87    $    111
  Individual Life                                               64          59          54
  COLI                                                          22          14          17
  Other                                                         17        (158)       (138)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $    168    $      2    $     44
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    414    $    343    $    375
  Individual Life                                              134         116         106
  COLI                                                          46          31          36
  Other                                                         32         (64)        129
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    626    $    426    $    646
                                                         ----------------------------------
ASSETS
  Investment Products                                     $126,158    $ 96,865    $106,497
  Individual Life                                            9,484       8,173       9,248
  COLI                                                      29,593      30,326      26,835
  Other                                                      6,705       6,737       2,853
                                                         ----------------------------------
                                           TOTAL ASSETS   $171,940    $142,101    $145,433
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,656    $  1,451    $  1,397
    Other                                                    1,718       1,243       1,550
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      3,374       2,694       2,947
                                                         ----------------------------------
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
                                                         ----------------------------------
                              TOTAL REVENUES BY PRODUCT   $  4,749    $  4,144    $  4,438
                                                         ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2003 AND 2002 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2003      2002      2003     2002       2003     2002       2003      2002
                                     ------------------------------------------------------------------------------
Revenues                              $1,018    $1,072    $1,186     $921     $1,449     $952     $1,215    $1,004
Benefits, claims and expenses            888       895       970      863      1,229      873        987       890
Net income                               100       132       189       57        167      146        170        91
                                     ------------------------------------------------------------------------------

17. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.